As filed with the U.S. Securities and Exchange Commission on 1/6/2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23024

Pacer Funds Trust
(Exact name of registrant as specified in charter)

500 Chesterfield Parkway

Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Joe M. Thomson, President

500 Chesterfield Parkway

Malvern, PA 19355
(Name and address of agent for service)

610-644-8100

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: May 1, 2020 through October 31, 2020

Updated July 14, 2017

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

October 31, 2020

VESPER
MALTA

Pacer Trendpilot® US Large Cap ETF	*Ticker: PTLC*
Pacer Trendpilot® US Mid Cap ETF	*Ticker: PTMC*
Pacer Trendpilot® 100 ETF	*Ticker: PTNQ*
Pacer Trendpilot® European Index ETF	*Ticker: PTEU*
Pacer Global Cash Cows Dividend ETF	*Ticker: GCOW*
Pacer US Cash Cows 100 ETF	*Ticker: COWZ*
Pacer US Small Cap Cash Cows 100 ETF	*Ticker: CALF*
Pacer Developed Markets International Cash Cows 100 ETF	*Ticker: ICOW*
Pacer WealthShield ETF	*Ticker: PWS*
Pacer Military Times Best Employers ETF	*Ticker: VETS*
Pacer Benchmark Industrial Real Estate SCTR℠ ETF	*Ticker: INDS*
Pacer Benchmark Data & Infrastructure Real Estate SCTR℠ ETF	*Ticker: SRVR*
Pacer US Export Leaders ETF	*Ticker: PEXL*
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	*Ticker: SZNE*
Pacer US Cash Cows Growth ETF	*Ticker: BUL*
Pacer Trendpilot® International ETF	*Ticker: PTIN*
Pacer Emerging Markets Cash Cows 100 ETF	*Ticker: ECOW*
Pacer Cash Cows Fund of Funds ETF	*Ticker: HERD*
Pacer Trendpilot® Fund of Funds ETF	*Ticker: TRND*
Pacer Trendpilot® US Bond ETF	*Ticker: PTBD*
Pacer CSOP FTSE China A50 ETF	*Ticker: AFTY*
Pacer BioThreat Strategy ETF	*Ticker: VIRS*
Pacer Lunt Large Cap Alternator ETF	*Ticker: ALTL*
Pacer Lunt Midcap Multi-Factor Alternator ETF	*Ticker: PAMC*
Pacer Lunt Large Cap Multi-Factor Alternator ETF	*Ticker: PALC*

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds' reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

PACER ETFs

877-337-0500 ▪ www.paceretfs.com

Pacer Funds

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of October 31, 2020

Pacer Trendpilot® US Large Cap ETF

Sector(a)	Percentage of Net Assets
Technology	23.2%
Consumer, Non-Cyclical	21.8%
Communications	16.9%
Financial	13.9%
Consumer, Cyclical	8.3%
Industrial	8.3%
Utilities	3.2%
Basic Materials	2.1%
Energy	2.0%
Short-Term Investments	0.2%
Investments Purchased with Proceeds from Securities Lending	2.7%
Liabilities in Excess of Other Assets	-2.6%
Total	100.0%

(a)	The Fund may classify a company in a different category than the The Pacer Trendpilot® US Large Cap Index.

Pacer Trendpilot® US Mid Cap ETF

Sector(a)	Percentage of Net Assets
Financial	23.0%
Industrial	20.0%
Consumer, Non-Cyclical	18.4%
Consumer, Cyclical	16.7%
Technology	7.6%
Basic Materials	3.8%
Utilities	3.6%
Energy	3.5%
Communications	3.2%
Short-Term Investments	0.2%
Investments Purchased with Proceeds from Securities Lending	22.8%
Liabilities in excess of other assets	-22.8%
Total	100.0%

(a)	The Fund may classify a company in a different category than the The Pacer Trendpilot® US Mid Cap Index.

Pacer Trendpilot® 100 ETF

Sector(a)	Percentage of Net Assets
Technology	21.7%
Communications	16.3%
Consumer, Non-Cyclical	5.9%
Consumer, Cyclical	3.9%
Utilities	0.3%
Industrial	0.2%
Short-Term Investments	51.9%
Investments Purchased with Proceeds from Securities Lending	0.6%
Liabilities in Excess of Other Assets	-0.8%
Total	100.0%

*	Less than 0.05%
(a)	The Fund may classify a company in a different category than the Pacer Nasdaq-100 Trendpilot® Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2020

Pacer Trendpilot® European Index ETF

Country(a)	Percentage of Net Assets
Consumer, Non-cyclical	22.2%
Financial	15.7%
Industrial	14.3%
Consumer, Cyclical	13.0%
Technology	10.0%
Utilities	7.6%
Basic Materials	6.5%
Communications	6.6%
Energy	3.4%
Short-Term Investments	0.2%
Investments Purchased with Proceeds from Securities Lending	12.7%
Liabilities in excess of other assets	-12.2%
Total	100.0%

(a)	The Fund generally classifies a company based on its country of incorporation, but may designate a different country in certain circumstances.

Pacer Global Cash Cows Dividend ETF

Sector(a)	Percentage of Net Assets
Communications	21.4%
Consumer, Non-Cyclical	19.1%
Basic Materials	15.7%
Energy	15.1%
Consumer, Cyclical	8.1%
Financial	5.9%
Utilities	5.2%
Technology	4.2%
Industrial	2.8%
Diversified	1.6%
Short-Term Investments	0.2%
Investments Purchased with Proceeds from Securities Lending	16.5%
Liabilities in excess of other assets	-15.8%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Global Cash Cows Dividend 100 Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2020

Pacer US Cash Cows 100 ETF

Sector(a)	Percentage of Net Assets
Consumer, Non-Cyclical	31.8%
Consumer, Cyclical	23.5%
Technology	12.1%
Communications	9.7%
Industrial	8.8%
Basic Materials	6.1%
Energy	2.7%
Utilities	2.5%
Financial	2.4%
Short-Term Investments	0.3%
Investments Purchased with Proceeds from Securities Lending	10.3%
Liabilities in excess of other assets	-10.2%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer US Cash Cows 100 Index.

Pacer US Small Cap Cash Cows 100 ETF

Sector(a)	Percentage of Net Assets
Consumer, Cyclical	37.3%
Consumer, Non-Cyclical	27.5%
Industrial	23.1%
Energy	4.5%
Technology	3.7%
Basic Materials	1.7%
Financial	1.4%
Communications	0.6%
Short-Term Investments	0.2%
Investments Purchased with Proceeds from Securities Lending	3.5%
Liabilities in excess of other assets	-3.5%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer US Small Cap Cash Cows 100 Index.

Pacer Developed Markets International Cash Cows 100 ETF

Sector(a)	Percentage of Net Assets
Consumer, Cyclical	24.2%
Basic Materials	16.2%
Industrial	14.2%
Communications	13.0%
Consumer, Non-Cyclical	11.8%
Energy	8.7%
Technology	7.3%
Utilities	3.0%
Financial	0.7%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	13.4%
Liabilities in excess of other assets	-12.6%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Developed Markets International Cash Cows 100 Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2020

Pacer WealthShield ETF

Sector(a)	Percentage of Net Assets
Consumer, Non-Cyclical	23.3%
Communications	22.3%
Technology	21.6%
Basic Materials	16.1%
Consumer, Cyclical	10.8%
Industrial	3.3%
Financial	2.1%
Short-Term Investments	0.5%
Investments Purchased with Proceeds from Securities Lending	13.6%
Liabilities in excess of other assets	-13.6%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer WealthShield Index.

Pacer Military Times Best Employers ETF

Sector(a)	Percentage of Net Assets
Industrial	23.1%
Financial	22.6%
Consumer, Non-Cyclical	17.9%
Consumer, Cyclical	9.8%
Communications	9.1%
Technology	8.7%
Utilities	8.1%
Short-Term Investments	0.6%
Other Assets less Liabilities	0.1%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Military Times Best for VETS Total Return Index.

Pacer Benchmark Industrial Real Estate SCTRSM ETF

Sector(a)	Percentage of Net Assets
Financial	99.8%
Investments Purchased with Proceeds from Securities Lending	18.1%
Short-Term Investments	0.2%
Liabilities in excess of other assets	-18.1%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Benchmark Industrial Real Estate SCTRSM Index.

Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF

Sector(a)	Percentage of Net Assets
Financial	77.8%
Industrial	9.2%
Communications	12.8%
Short-Term Investments	0.3%
Investments Purchased with Proceeds from Securities Lending	10.3%
Liabilities in excess of other assets	-10.4%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Benchmark Data & Infrastructure Real Estate SCTRSM Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2020

Pacer US Export Leaders ETF

Sector(a)	Percentage of Net Assets
Technology	32.8%
Industrial	30.6%
Consumer, Non-Cyclical	16.0%
Basic Materials	9.6%
Consumer, Cyclical	3.6%
Energy	3.1%
Communications	2.0%
Utilities	1.1%
Financial	0.9%
Short-Term Investments	0.3%
Liabilities in excess of other assets	*0.0%
Total	100.0%

*	Less than 0.05%
(a)	The Fund may classify a company in a different category than the Pacer US Export Leaders Index.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

Sector(a)	Percentage of Net Assets
Industrial	27.4%
Consumer, Cyclical	25.7%
Technology	17.5%
Basic Materials	16.3%
Consumer, Non-Cyclical	6.8%
Communications	5.0%
Financial	0.9%
Short-Term Investments	0.1%
Other assets in excess of liabilities	0.3%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index.

Pacer US Cash Cows Growth ETF

Sector(a)	Percentage of Net Assets
Technology	29.2%
Industrial	21.3%
Consumer, Cyclical	16.3%
Communications	12.7%
Consumer, Non-Cyclical	9.3%
Basic Materials	8.5%
Utilities	1.5%
Energy	0.7%
Short-Term Investments	0.5%
Liabilities in excess of other assets	*0.0%
Total	100.0%

*	Less than 0.05%
(a)	The Fund may classify a company in a different category than the Pacer US Cash Cows Growth Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2020

Pacer Trendpilot® International ETF

Sector(a)	Percentage of Net Assets
Consumer, Non-Cyclical	25.3%
Financial	18.9%
Industrial	12.7%
Consumer, Cyclical	12.1%
Communications	6.5%
Basic Materials	6.3%
Technology	5.4%
Diversified	5.3%
Energy	3.9%
Utilities	3.3%
Short-Term Investments	*0.0%
Other assets in excess of liabilities	0.3%
Total	100.0%

*	Less than 0.05%
(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® International Index.

Pacer Emerging Markets Cash Cows 100 ETF

Sector(a)	Percentage of Net Assets
Communications	21.0%
Energy	13.9%
Basic Materials	13.8%
Consumer, Non-Cyclical	12.2%
Consumer, Cyclical	10.7%
Industrial	9.9%
Technology	9.6%
Utilities	5.8%
Diversified	2.6%
Short-Term Investments	0.2%
Other assets in excess of liabilities	0.3%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Emerging Markets Cash Cows 100 Index.

Pacer Cash Cows Fund of Funds ETF

Sector(a)	Percentage of Net Assets
Affiliated Exchange Traded Funds	100.0%
Short-Term Investments	0.0%*
Liabilities in excess of other assets	0.0%*
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Pacer Cash Cows Fund of Funds Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2020

Pacer Trendpilot® Fund of Funds ETF

Sector(a)	Percentage of Net Assets
Affiliated Exchange Traded Funds	99.9%
Short-Term Investments	0.1%
Liabilities in excess of other assets	0.0%*
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® Fund of Funds Index.

Pacer Trendpilot® US Bond ETF

Sector(a)	Percentage of Net Assets
Consumer, Cyclical	21.9%
Communications	18.0%
Consumer, Non-Cyclical	14.1%
Energy	11.3%
Financial	10.5%
Industrial	8.8%
Basic Materials	8.4%
Utilities	3.1%
Technology	2.3%
Short-Term Investments	*0.0%
Other assets in excess of liabilities	1.6%
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® US Bond Index.

Pacer CSOP FTSE China A50 ETF

Sector(a)	Percentage of Net Assets
Financial	46.3%
Consumer, Non-Cyclical	29.0%
Consumer, Cyclical	8.8%
Industrial	8.6%
Energy	3.5%
Basic Materials	1.7%
Utilities	1.1%
Communications	0.5%
Short-Term Investments	0.5%
Other Assets in Excess of Liabilities	*0.0%
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the FTSE China A50 Net Total Return Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2020

Pacer BioThreat Strategy ETF

Sector(a)	Percentage of Net Assets
Consumer, Non-Cyclical	48.6%
Industrial	7.6%
Consumer, Cyclical	15.4%
Communications	12.3%
Technology	14.0%
Basic Materials	2.0%
Short-Term Investments	0.1%
Other Assets in Excess of Liabilities	*0.0%
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the BioShares BioThreat Index.

Pacer Lunt Large Cap Alternator ETF

Sector(a)	Percentage of Net Assets
Consumer, Non-Cyclical	46.3%
Industrial	13.5%
Communications	10.0%
Financial	8.7%
Technology	7.7%
Utilities	6.9%
Consumer, Cyclical	5.7%
Basic Materials	0.9%
Short-Term Investments	0.1%
Other Assets in Excess of Liabilities	0.2%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Lunt Capital U.S. Large Cap Equity Rotation Index.

Pacer Lunt Midcap Multi-Factor Alternator ETF

Sector(a)	Percentage of Net Assets
Consumer, Non-Cyclical	30.5%
Industrial	15.7%
Consumer, Cyclical	15.5%
Technology	13.9%
Communications	8.2%
Energy	7.3%
Financial	6.4%
Basic Materials	2.1%
Short-Term Investments	0.4%
Liabilities in excess of other assets	*0.0%
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Lunt Capital U.S. MidCap Multi-Factor Rotation Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2020

Pacer Lunt Large Cap Multi-Factor Alternator ETF

Sector(a)	Percentage of Net Assets
Technology	33.4%
Consumer, Non-Cyclical	27.6%
Communications	16.8%
Consumer, Cyclical	8.4%
Financial	8.4%
Basic Materials	2.1%
Industrial	2.1%
Utilities	0.8%
Energy	0.3%
Short-Term Investments	0.1%
Other Assets in Excess of Liabilities	*0.0%
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Lunt Capital U.S. Large Cap Multi-Factor Rotation Index.

Pacer Trendpilot® US Large Cap ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot® US Large Cap Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P 500 Index, (ii) 50% to the S&P 500 Total Return Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P 500 Total Return Index and its 200-business day historical simple moving average.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns(1)
(For the period ended October 31, 2020)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Trendpilot® US Large Cap ETF - NAV	-8.39%	2.27%	5.07%	3.50%
Pacer Trendpilot® US Large Cap ETF - Market	-8.39%	2.23%	5.03%	3.50%
Pacer Trendpilot® US Large Cap Index(3)	-7.92%	2.87%	5.71%	4.12%
S&P 500® Index(3)	9.71%	10.42%	11.71%	10.68%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, as supplemented October 15, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® US Mid Cap ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot® US Mid Cap Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P MidCap 400 Index, (ii) 50% to the S&P MidCap 400 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P MidCap 400 Total Return Index and its 200-business day historical simple moving average.

The S&P MidCap 400 Index is a total return version of the S&P MidCap 400 Index and reflects the reinvestment of dividends paid by the securities in the S&P MidCap 400 Index. The S&P Midcap 400 measures the performance of mid-capitalization stocks in the United States.

Annualized Returns(1)
(For the period ended October 31, 2020)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Trendpilot® US Mid Cap ETF - NAV	-3.89%	-1.54%	4.54%	2.78%
Pacer Trendpilot® US Mid Cap ETF - Market	-3.89%	-1.64%	4.54%	2.78%
Pacer Trendpilot® US Mid Cap Index(3)	-3.15%	-1.03%	5.16%	3.40%
S&P MidCap 400 Index(3)	-1.15%	2.87%	7.39%	5.73%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, as supplemented October 15, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Pacer NASDAQ-100 Trendpilot® Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the NASDAQ-100 Index, (ii) 50% to the NASDAQ-100 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the NASDAQ-100 Index and its 200-business day historical simple moving average.

The NASDAQ-100 Index includes approximately 100 of the largest non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The NASDAQ-100 Index comprises securities of companies across major industry groups, including computer, biotechnology, healthcare, telecommunications and transportation. However, it does not contain securities of financial companies, including investment companies. The NASDAQ-100 Index was developed by NASDAQ OMX. There is no minimum market capitalization requirement for inclusion in the NASDAQ-100 Index. Inclusion is determined based on the top 100 largest issuers based on market capitalization meeting all other eligibility requirements.

Annualized Returns(1)
(For the period ended October 31, 2020)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Trendpilot® 100 ETF - NAV	29.24%	18.28%	15.20%	13.33%
Pacer Trendpilot® 100 ETF - Market	29.28%	18.27%	15.17%	13.35%
Pacer NASDAQ-100 Trendpilot® Index(3)	29.78%	18.86%	15.86%	14.00%
NASDAQ-100 Index(3)	38.02%	22.20%	20.24%	19.51%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, as supplemented October 15, 2020, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® European Index ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 14, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot® European Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the FTSE Eurozone Index, (ii) 50% to the FTSE Eurozone Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the FTSE Eurozone Total Return Index and its 200-business day historical simple moving average.

The FTSE Eurozone Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large- and mid-capitalization stocks providing coverage of the developed markets in the euro zone, including primarily France, Germany, Spain, the Netherlands, and Italy. The FTSE Eurozone Index is a subset of the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization.

Annualized Returns(1)
(For the period ended October 31, 2020)

	One Year	Three Year	Since Inception(2)
Pacer Trendpilot® European Index ETF - NAV	-22.55%	-10.84%	-2.89%
Pacer Trendpilot® European Index ETF - Market	-22.69%	-11.33%	-2.99%
Pacer Trendpilot® European Index(3)	-21.54%	-9.48%	-1.55%
FTSE Eurozone Index (USD)(3)	-9.40%	-3.34%	4.24%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, as supplemented October 15, 2020, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 14, 2015.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Global Cash Cows Dividend ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on February 22, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Global Cash Cows Dividend Index uses an objective, rules-based methodology to provide exposure to global companies with high dividend yield backed by a high free cash flow yield. The initial index universe is derived from the component companies of the FTSE All-World Developed Large Cap Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The 300 companies with the highest free cash flow yield are then ranked by their dividend yield. The equity securities of the 100 companies with the highest dividend yield are included in the Index.

The FTSE All-World Developed Large-Cap Index is a market-capitalization weighted index representing the performance of large-cap stocks in developed markets.

Annualized Returns(1)
(For the period ended October 31, 2020)

	One Year	Three Year	Since Inception(2)
Pacer Global Cash Cows Dividend ETF - NAV	-17.92%	-3.66%	2.53%
Pacer Global Cash Cows Dividend ETF - Market	-18.11%	-4.03%	2.44%
Pacer Global Cash Cows Dividend Index(3)	-17.52%	-2.93%	3.35%
FTSE All-World Developed Large-Cap Index(3)	5.89%	6.94%	11.71%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is February 22, 2016.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 16, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Cash Cows 100 Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization U.S. companies with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows.” The initial index universe is derived from the component companies of the Russell 1000® Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The Russell 1000 Index is a market-capitalization weighted index representing the top 1,000 large-cap stocks in the Russell 3000 Index.

Annualized Returns(1)
(For the period ended October 31, 2020)

	One Year	Three Year	Since Inception(2)
Pacer US Cash Cows 100 ETF - NAV	-3.59%	2.96%	4.81%
Pacer US Cash Cows 100 ETF - Market	-3.51%	2.85%	4.75%
Pacer US Cash Cows 100 Index(3)	-3.53%	3.35%	5.17%
Russell 1000® Index(3)	10.87%	10.63%	12.33%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.49%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 16, 2016.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Small Cap Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 16, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Small Cap Cash Cows Index uses an objective, rules-based methodology to provide exposure to small-capitalization U.S. companies with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows.” The initial Index universe is derived from the component companies of the S&P Small Cap 600® Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The S&P SmallCap 600® Index measures the performance of 600 small sized companies in the US equity market, with market capitalization ranging from $450 million to $2.1 billion USD. The Index does not overlap holdings with the S&P 500 or S&P MidCap 400.

Annualized Returns(1)
(For the period ended October 31, 2020)

	One Year	Three Year	Since Inception(2)
Pacer US Small Cap Cash Cows 100 ETF - NAV	0.54%	1.97%	1.71%
Pacer US Small Cap Cash Cows 100 ETF - Market	0.40%	1.83%	1.60%
Pacer US Small Cap Cash Cows Index(3)	0.44%	2.11%	1.85%
S&P SmallCap 600® Index(3)	-7.72%	0.20%	2.33%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.59%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 16, 2017.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Developed Markets International Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 16, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Developed Markets International Cash Cows 100 Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization non-U.S. companies in developed markets with high free cash flow yields. The initial index universe is derived from the component companies of the FTSE Developed ex US Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, and companies with a market capitalization of less than $3 billion are excluded from the Index universe. The remaining companies are ranked by their average daily trading value (“ADTV”) for the prior three months. The 500 companies with the highest ADTV are then ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The FTSE Developed ex-US Index is comprised of Large (85%) and Mid (15%) cap stocks providing coverage of Developed markets (24 countries) excluding the US. The index is derived from the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization.

Annualized Returns(1)
(For the period ended October 31, 2020)

	One Year	Three Year	Since Inception(2)
Pacer Developed Markets International Cash Cows 100 ETF - NAV	-10.78%	-4.18%	-0.46%
Pacer Developed Markets International Cash Cows 100 ETF - Market	-10.74%	-4.80%	-0.62%
Pacer Developed Markets International Cash Cows 100 Index(3)	-10.20%	-3.37%	0.30%
FTSE Developed ex-US Index(3)	-5.47%	-1.01%	1.15%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 16, 2017.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer WealthShield ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 11, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer WealthShield Index uses an objective, rules-based methodology to implement a trend-following strategy that directs some or all of the Index’s exposure to (i) U.S. equity securities or (ii) U.S. Treasury securities depending on the strength of the high-yield corporate (“junk”) bond market relative to U.S. Treasury bonds and the momentum of certain U.S. equity sectors or industries and of long-term U.S. Treasury bonds.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns(1)
(For the period ended October 31, 2020)

	One Year	Since Inception(2)
Pacer WealthShield ETF - NAV	9.23%	1.19%
Pacer WealthShield ETF - Market	8.93%	1.06%
Pacer WealthShield Index(3)	8.61%	1.51%
S&P 500® Index(3)	9.71%	9.50%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 11, 2017.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Military Times Best Employers ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on April 9, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Military Times Best for VETSSM Index is composed of the U.S.-listed stocks of companies that have been included in the Best for Vets List for the last three consecutive years, have a minimum market capitalization of $200 million, and meet the Index’s liquidity threshold. Index components are equally weighted at the time of each annual reconstitution of the Index, which is effective at the close of business on the third Friday of each September. As of June 30, 2019, the Index was made up of 43 companies and included significant allocations to companies in the financial, industrial, and information technology sectors. Companies previously included in the Index for two consecutive years that are no longer on the Best for Vets List may continue to be included in the Index if the reason that they are no longer on the Best for Vets List is because they did not complete the most recent Best for Vets Survey.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns(1)
(For the period ended October 31, 2020)

	One Year	Since Inception(2)
Pacer Military Times Best Employers ETF - NAV	-2.10%	8.15%
Pacer Military Times Best Employers ETF - Market	1.96%	9.92%
Military Times Best for VETSSM Index(3)	-1.72%	8.50%
S&P 500® Index(3)	9.71%	11.28%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is April 9, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Benchmark Industrial Real Estate SCTRSM ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 14, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Benchmark Industrial Real Estate SCTRSM Index is generally composed of the U.S.-listed equity securities of companies that derive at least 85% of their earnings or revenues from real estate operations in the industrial real estate sector (“Industrial Companies”), including companies that derivate at least 85% of their earnings or revenues from self-storage real estate operations (“Self-Storage Companies”). At the time of each reconstitution of the Index, Industrial Companies with a market capitalization of more than $200 million and average daily traded volume of at least 10,000 shares are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”).

The FTSE Nareit All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property.

Annualized Returns(1)
(For the period ended October 31, 2020)

	One Year	Since Inception(2)
Pacer Benchmark Industrial Real Estate SCTRSM ETF - NAV	1.01%	15.45%
Pacer Benchmark Industrial Real Estate SCTRSM ETF - Market	0.72%	15.35%
Benchmark Industrial Real Estate SCTRSM Index(3)	2.36%	16.38%
FTSE NAREIT All Equity REITS Total Return Index(3)	-16.01%	3.77%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 14, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 15, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Benchmark Data & Infrastructure Real Estate SCTRSM Index is generally composed of the U.S.-listed equity securities of companies that derive at least 85% of their earnings or revenues from real estate operations in the data and infrastructure real estate sectors (“Eligible Companies”). At the time of each reconstitution of the Index, Eligible Companies with a market capitalization of more than $200 million and average daily traded volume of at least 10,000 shares are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”).

The FTSE Nareit All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property.

Annualized Returns(1)
(For the period ended October 31, 2020)

	One Year	Since Inception(2)
Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF - NAV	9.67%	16.36%
Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF - Market	9.42%	16.35%
Benchmark Data & Infrastructure Real Estate SCTRSM Index(3)	9.67%	17.35%
FTSE NAREIT All Equity REITS Total Return Index(3)	-16.01%	4.46%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, as supplemented September 16, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 15, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Export Leaders ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on July 23, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Export Leaders Index uses an objective, rules-based methodology to measure the performance of an equal weight portfolio of approximately 100 large- and mid-capitalization U.S. companies with a high percentage of foreign sales and high free cash flow growth. Free cash flow is a company’s cash flow from operations minus its capital expenditures. Construction of the Index begins with an initial universe of the 200 companies across the S&P 900® Index (which is comprised of the S&P 500® Index (“S&P 500”) and S&P MidCap 400® Index (“S&P MidCap 400”)) that have the highest annual foreign sales as a percentage of total sales. The 200 companies are then narrowed to the 100 companies with the highest change in free cash flow growth over the past five years, and those 100 companies are equally weighted to create the Index. The Index is reconstituted and rebalanced to equal-weight quarterly.

The S&P 900® combines the S&P 500® and the S&P MidCap 400® to form an investable benchmark for the mid- to large-cap segment of the U.S. equity market.

Annualized Returns(1)
(For the period ended October 31, 2020)

	One Year	Since Inception(2)
Pacer US Export Leaders ETF - NAV	13.75%	8.98%
Pacer US Export Leaders ETF - Market	13.28%	8.68%
Pacer US Export Leaders Index(3)	14.49%	9.69%
S&P 900 IndexTM(3)	9.01%	8.41%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is July 23, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on July 23, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index uses an objective, rules-based methodology to track the performance of a semi-annual rotation of certain sectors within the S&P 500 Equal Weight Index (“EWI”). The S&P 500 EWI is an equal-weighted version of the S&P 500®, which measures the performance of the large-cap segment of the U.S. equity market.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns(1)
(For the period ended October 31, 2020)

	One Year	Since Inception(2)
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF - NAV	-7.27%	4.45%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF - Market	-7.58%	4.25%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index(3)	-5.93%	5.55%
S&P 500® Index(3)	9.71%	9.05%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is July 23, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Cash Cows Growth ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 2, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Cash Cows Growth Index uses an objective, rules-based methodology to provide exposure to mid- and large-capitalization U.S. companies with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows”.

The S&P 900 Pure Growth Index cis made up of approximately 150 companies that exhibit strong growth characteristics from the S&P 500 and S&P MidCap 400.

Annualized Returns(1)
(For the period ended October 31, 2020)

	One Year	Since Inception(2)
Pacer US Cash Cows Growth ETF - NAV	12.00%	7.71%
Pacer US Cash Cows Growth ETF - Market	11.69%	7.43%
Pacer US Cash Cows Growth Index(3)	12.17%	7.80%
S&P 900 Pure Growth Index(3)	18.95%	11.71%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 2, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot International ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 2, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot International Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P Developed Ex-U.S. LargeCap Index, (ii) 50% to the S&P Developed Ex-U.S. LargeCap Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P Developed Ex-U.S. LargeCap Index and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for the S&P Developed Ex-U.S. LargeCap Index is based on the total return version of the S&P Developed Ex-U.S. LargeCap Local Currency Index and reflects the reinvestment of dividends paid by the securities in the S&P Developed Ex-U.S. LargeCap Index. The Index is expected to be predominantly invested in the components of the S&P Developed Ex-U.S. LargeCap Index over most short- and long-term periods and is only expected to invest in 3-Month US Treasury bills from time to time in response to adverse market conditions as defined by the “50/50 Indicator” and “T-Bill Indicator” below.

The S&P Developed Ex-US LargeCap Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large-capitalization stocks providing coverage of the developed markets excluding the United States.

Annualized Returns(1)
(For the period ended October 31, 2020)

	One Year	Since Inception(2)
Pacer Trendpilot International ETF - NAV	-14.07%	-7.43%
Pacer Trendpilot International ETF - Market	-14.26%	-7.25%
Pacer Trendpilot International Index	-12.76%	-6.32%
S&P Developed Ex-US Large Cap Index (USD)(3)	-4.96%	-0.64%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, as supplemented October 29, 2020, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 2, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Emerging Markets Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 2, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Emerging Markets Cash Cows 100 Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization companies in emerging markets with high free cash flow yields.

The FTSE Emerging Markets Index is comprised of all the countries that make up the advanced emerging markets and secondary emerging markets within the FTSE Global Equity Index Series.

Annualized Returns(1)
(For the period ended October 31, 2020)

	One Year	Since Inception(2)
Pacer Emerging Markets Cash Cows 100 ETF - NAV	-13.76%	-8.31%
Pacer Emerging Markets Cash Cows 100 ETF - Market	-13.75%	-7.91%
Pacer Emerging Markets Cash Cows 100 Index(3)	-12.33%	-6.79%
FTSE Emerging Markets Index(3)	7.52%	4.41%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.70%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 2, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Cash Cows Fund of Funds ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 3, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Cash Cows Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Cash Cows ETFs”). Each of the Cash Cows ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the applicable underlying index listed in the following table (collectively, the “Cash Cows Indexes”). Each Cash Cows Index uses an objective, rules-based methodology to provide exposure to companies with high free cash flow yields (commonly referred to as “cash cows”) selected from the applicable “Equity Universe” as indicated in the following table.

Weight	Cash Cows ETF	Cash Cows Index	Equity Universe
20%	Pacer US Cash Cows 100 ETF	Pacer US Cash Cows 100 ETF	Russell 1000 Index
20%	Pacer Global Cash Cows Dividend ETF	Pacer Global Cash Cows Dividend Index	FTSE Developed Large Cap Index
20%	Pacer US Small Cap Cash Cows 100 ETF	Pacer US Small Cap Cash Cows 100 Index	S&P Small Cap 600® Index
20%	Pacer US Cash Cows Growth ETF	Pacer US Cash Cows Growth Index	S&P 900® Pure Growth Index
20%	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Developed Markets International Cash Cows 100 Index	FTSE Developed ex US Index

The FTSE All World Developed Index is a market-capitalization weighted index representing the performance of large and mid cap companies in Developed and Emerging Markets, excluding the USA. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

Pacer Cash Cows Fund of Funds ETF

PERFORMANCE SUMMARY (Continued)
(Unaudited)

Annualized Returns(1)
(For the period ended October 31, 2020)

	One Year	Since Inception(2)
Pacer Cash Cows Fund of Funds ETF - NAV	-4.28%	-3.78%
Pacer Cash Cows Fund of Funds ETF - Market	-5.24%	-3.47%
Pacer Cash Cows Fund of Funds Index(3)	-4.08%	-3.15%
FTSE All World Developed Index(3)	4.28%	5.24%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.15%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 3, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot Fund of Funds ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 3, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Trendpilot ETFs”). Each of the Trendpilot ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the underlying index listed in the following table (collectively, the “Trendpilot Indexes”). Each Trendpilot Index other than the Pacer Trendpilot US Bond Index (collectively, the “Trendpilot Equity Indexes”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the “Underlying Component” specified in the table below, (ii) 50% to the applicable Underlying Component and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Underlying Component and its 200 business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for each Underlying Component is based on the total return version of such Underlying Component and reflects the reinvestment of dividends paid by the securities in such Underlying Component. The Pacer Trendpilot US Bond Index (the “Trendpilot Bond Index”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the S&P U.S. High Yield Corporate Bond Index, (ii) 50% to the S&P U.S. High Yield Corporate Bond Index and 50% to the S&P U.S. Treasury Bond 7-10 Year Index or (iii) 100% to S&P U.S. Treasury Bond 7-10 Year Index, depending on the value of the S&P U.S. High Yield Corporate Bond Index divided by the value of the S&P U.S. Treasury Bond 7-10 Year Index (the “Risk Ratio”).

Weight	Trendpilot ETF	Trendpilot Index	Equity Component
20%	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Large Cap Index	S&P 500® Index
20%	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® US Mid Cap Index	S&P MidCap 400® Index
20%	Pacer Trendpilot® 100 ETF	Pacer NASDAQ-100 Trendpilot® Index	NASDAQ-100® Index
20%	Pacer Trendpilot® International ETF	Pacer Trendpilot® International Index	S&P Developed Ex-US Large Cap Index
20%	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® US Bond Index	S&P U.S. High Yield Corporate Bond Index

The S&P 1200 Index captures approximately 70% of global market capitalization.

Pacer Trendpilot Fund of Funds ETF

PERFORMANCE SUMMARY (Continued)
(Unaudited)

Annualized Returns(1)
(For the period ended October 31, 2020)

	One Year	Since Inception(2)
Pacer Trendpilot Fund of Funds ETF - NAV	-2.25%	-0.68%
Pacer Trendpilot Fund of Funds ETF - Market	-2.51%	-0.89%
Pacer Trendpilot Fund of Funds Index(3)	-1.16%	0.40%
S&P 1200 Index(3)	4.43%	5.57%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, as supplemented October 15, 2020, is 0.15%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 3, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot US Bond ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on October 22, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot US Bond Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the S&P U.S. High Yield Corporate Bond Index, (ii) 50% to the S&P U.S. High Yield Corporate Bond Index and 50% to the S&P U.S. Treasury Bond 7-10 Year Index or (iii) 100% to S&P U.S. Treasury Bond 7-10 Year Index.

The S&P U.S. High Yield Corporate Bond Index is designed to track the performance of U.S. dollar-denominated, high-yield corporate bonds issued in the U.S. The S&P U.S. Treasury Bond 7-10 Year Index is designed to measure the performance of U.S. Treasury bonds maturing in 7 to 10 years. The Index uses a “Risk Ratio” to signal a change in the position of the Index. The Risk Ratio is calculated by dividing the value of the S&P U.S. High Yield Corporate Bond Index by the value of the S&P U.S. Treasury Bond 7-10 Year Index.

Annualized Returns(1)
(For the period ended October 31, 2020)

	One Year	Since Inception(2)
Pacer Trendpilot US Bond ETF - NAV	7.30%	6.87%
Pacer Trendpilot US Bond ETF - Market	7.77%	7.34%
Pacer Trendpilot US Bond Index(3)	8.47%	7.97%
S&P U.S. High Yield Corporate Bond IndexTM(3)	3.27%	3.28%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is October 22, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer CSOP FTSE China A50 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 10, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The FTSE China A50 Net Total Return Index® is comprised of the A-Shares issued by the 50 largest companies in the China A-Shares market. The Index is a free float-adjusted market capitalization-weighted index compiled and published by FTSE International Limited, which is not affiliated with the Fund, Pacer Advisors, Inc, CSOP Asset Management Limited or the Fund’s distributor. The Index is a real-time, tradable index comprising of the largest 50 China A-Share companies by full market capitalization of the FTSE China A All Cap Free Index.

Annualized Returns(1)
(For the period ended October 31, 2020)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer CSOP FTSE China A50 ETF - NAV	20.91%	8.58%	10.88%	8.62%
Pacer CSOP FTSE China A50 ETF - Market	21.69%	8.58%	11.07%	8.63%
FTSE China A50 Net Total Return Index®(3)	21.93%	9.44%	10.88%	9.05%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2020, is 0.70%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)

Inception date is March 10, 2015. The Fund is the successor to the investment performance of the CSOP FTSE China A50 ETF (the “Predecessor CSOP”) as a result of the reorganization of the Predecessor CSOP Fund into the Fund on January 23, 2020. Accordingly, the performance information shown in the chart and table above for periods prior to January 23, 2020 is that of the Predecessor CSOP Fund’s Shares for the Fund. The Predecessor CSOP Fund was managed by the same portfolio managers as the Fund and had substantially the same investment objectives, policies, and strategies as the Fund.

(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer BioThreat Strategy ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 24, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The LifeSci BioThreat Strategy Index is generally composed of U.S.-listed stocks of companies whose products or services help protect against, endure, or recover from biological threats to human health. Companies helping to protect against such threats include those that conduct research to identify or anticipate such threats and those developing or producing the tools necessary to detect them. Companies helping to endure biological threats include those offering goods or services to help individuals, organizations, businesses, and governments adapt to requirements for social distancing or remote 2 connectivity. The Index Provider only includes those companies with a minimum market capitalization of $1 billion and a minimum average daily value traded for the last six moths of at least $2 million.

Cumulative Returns(1)
(For the period ended October 31, 2020)

Since Inception(2)
Pacer BioThreat Strategy ETF - NAV	9.31%
Pacer BioThreat Strategy ETF - Market	8.99%
LifeSci BioThreat Strategy Index(3)	9.58%
S&P 500® Index(3)	7.80%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated June 23, 2020, is 0.70%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 24, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Lunt Large Cap Alternator ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 24, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Lunt Capital U.S. Large Cap Equity Rotation Index uses an objective, rules-based methodology to provide exposure to large-capitalization U.S. companies. The Index uses Lunt Capital’s proprietary relative strength methodology to rotate between the holdings of one of two sub-indices, the S&P 500 Low Volatility Index and the S&P 500 High Beta Index (each, a “Sub-Index,” and together, the “Sub-Indices”), that seek to identify the 100 components of the S&P 500 Index that most strongly exhibit a particular trait (e.g., low volatility or high beta). Each Sub-Index is composed of the 100 securities comprising the S&P 500 Index that most strongly exhibit the characteristic screened for by the Sub-Index.

Cumulative Returns(1)
(For the period ended October 31, 2020)

Since Inception(2)
Pacer Lunt Large Cap Alternator ETF - NAV	3.35%
Pacer Lunt Large Cap Alternator ETF - Market	3.15%
Lunt Capital U.S. Large Cap Equity Rotation Index(3)	3.58%
S&P 500® Index(3)	7.80%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated June 23, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 24, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Lunt Midcap Multi-Factor Alternator ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 24, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Lunt Capital U.S. MidCap Multi-Factor Rotation Index uses an objective, rules-based methodology to provide exposure to mid-capitalization U.S. companies. The Index uses Lunt Capital’s proprietary relative strength methodology to rotate between the holdings of the highest and lowest quintile components of four factor-based indices of the S&P MidCap 400 Index (each, a “Sub-Index,” and together, the “Sub-Indices”), that seek to identify the components of the S&P MidCap 400 Index that most strongly exhibit a particular factor. The four factor groups are Momentum, Quality, Value, and Volatility.

Cumulative Returns(1)
(For the period ended October 31, 2020)

Since Inception(2)
Pacer Lunt Midcap Multi-Factor Alternator ETF - NAV	14.08%
Pacer Lunt Midcap Multi-Factor Alternator ETF - Market	13.75%
Lunt Capital U.S. MidCap Multi-Factor Rotation Index(3)	14.02%
S&P MidCap 400® Index(3)	10.31%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated June 23, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 24, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 24, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Lunt Capital U.S. Large Cap Multi-Factor Rotation Index uses an objective, rules-based methodology to provide exposure to large-capitalization U.S. companies. The Index uses Lunt Capital’s proprietary relative strength methodology to rotate between the holdings of the highest and lowest quintile components of four factor-based indices of the S&P 500 Index (each, a “Sub-Index,” and together, the “Sub-Indices”), that seek to identify the components of the S&P 500 Index that most strongly exhibit a particular factor. The four factor groups are Momentum, Quality, Value, and Volatility.

Cumulative Returns(1)
(For the period ended October 31, 2020)

Since Inception(2)
Pacer Lunt Large Cap Multi-Factor Alternator ETF - NAV	10.13%
Pacer Lunt Large Cap Multi-Factor Alternator ETF - Market	9.62%
Lunt Capital U.S. Large Cap Multi-Factor Rotation Index(3)	10.47%
S&P 500® Index(3)	7.80%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated June 23, 2020, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 24, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended October 31, 2020 (Unaudited)

As a shareholder of a Fund, you pay ongoing expenses, such as advisory fees, and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs. You may pay brokerage commissions on your purchase and sale of Fund shares, which are not reflected in the following examples. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from a Fund’s actual return and the “Actual Expenses Paid During Period” show the dollar amount that would have been paid by an investor who started with $1,000 in a Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the column under the heading untitled “Actual Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s Annual Expense Ratio	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Expenses Paid During Period(a)
Pacer Trendpilot® US Large Cap ETF
Actual	0.60%	$1,000.00	$ 860.10	$ 2.77
Hypothetical(b)	0.60%	$1,000.00	$ 1,021.88	$ 3.02
Pacer Trendpilot® US Mid Cap ETF
Actual	0.60%	$1,000.00	$ 975.40	$ 2.95
Hypothetical(b)	0.60%	$1,000.00	$ 1,021.88	$ 3.02
Pacer TrendpilotTM 100 ETF
Actual	0.65%	$1,000.00	$ 1,015.70	$ 3.26
Hypothetical(b)	0.65%	$1,000.00	$ 1,021.63	$ 3.27
Pacer Trendpilot® European Index ETF
Actual	0.65%	$1,000.00	$ 900.80	$ 3.07
Hypothetical(b)	0.65%	$1,000.00	$ 1,021.63	$ 3.27
Pacer Global Cash Cows Dividend ETF
Actual	0.60%	$1,000.00	$ 829.10	$ 2.73
Hypothetical(b)	0.60%	$1,000.00	$ 1,021.88	$ 3.02
Pacer U.S. Cash Cows 100 ETF
Actual	0.49%	$1,000.00	$ 870.50	$ 2.28
Hypothetical(b)	0.49%	$1,000.00	$ 1,022.43	$ 2.46
Pacer U.S. Small Cap Cash Cows 100 ETF
Actual	0.59%	$1,000.00	$ 825.00	$ 2.68
Hypothetical(b)	0.59%	$1,000.00	$ 1,021.93	$ 2.97
Pacer Developed Markets International Cash Cows 100 ETF
Actual	0.65%	$1,000.00	$ 811.10	$ 2.93
Hypothetical(b)	0.65%	$1,000.00	$ 1,021.63	$ 3.27
Pacer WealthShield ETF
Actual	0.60%	$1,000.00	$ 1,040.40	$ 3.04
Hypothetical(b)	0.60%	$1,000.00	$ 1,021.88	$ 3.02

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended October 31, 2020 (Unaudited) (Continued)

	Fund’s Annual Expense Ratio	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Expenses Paid During Period(a)
Pacer Military Times Best Employers ETF
Actual	0.60%	$1,000.00	$ 926.30	$ 2.87
Hypothetical(b)	0.60%	$1,000.00	$ 1,021.88	$ 3.02
Pacer Benchmark Industrial Real Estate ETF
Actual	0.60%	$1,000.00	$ 899.70	$ 2.83
Hypothetical(b)	0.60%	$1,000.00	$ 1,021.88	$ 3.02
Pacer Benchmark Data & Infrastructure Real Estate ETF
Actual	0.60%	$1,000.00	$ 1,063.80	$ 3.08
Hypothetical(b)	0.60%	$1,000.00	$ 1,021.88	$ 3.02
Pacer US Export Leaders ETF
Actual	0.60%	$1,000.00	$ 951.30	$ 2.91
Hypothetical(b)	0.60%	$1,000.00	$ 1,021.88	$ 3.02
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Actual	0.60%	$1,000.00	$ 870.80	$ 2.79
Hypothetical(b)	0.60%	$1,000.00	$ 1,021.88	$ 3.02
Pacer US Cash Cows Growth ETF
Actual	0.60%	$1,000.00	$ 936.70	$ 2.89
Hypothetical(b)	0.60%	$1,000.00	$ 1,021.88	$ 3.02
Pacer Trendpilot International ETF
Actual	0.65%	$1,000.00	$ 915.70	$ 3.10
Hypothetical(b)	0.65%	$1,000.00	$ 1,021.63	$ 3.27
Pacer Emerging Markets Cash Cows 100 ETF
Actual	0.70%	$1,000.00	$ 817.50	$ 3.16
Hypothetical(b)	0.70%	$1,000.00	$ 1,021.38	$ 3.52
Pacer Cash Cows Fund of Funds ETF
Actual	0.15%	$1,000.00	$ 854.70	$ 0.69
Hypothetical(b)	0.15%	$1,000.00	$ 1,024.12	$ 0.75
Pacer Trendpilot Fund of Funds ETF
Actual	0.15%	$1,000.00	$ 934.50	$ 0.72
Hypothetical(b)	0.15%	$1,000.00	$ 1,024.12	$ 0.75
Pacer Trendpilot US Bond ETF
Actual	0.60%	$1,000.00	$ 1,044.90	$ 3.05
Hypothetical(b)	0.60%	$1,000.00	$ 1,021.88	$ 3.02
Pacer CSOP FTSE China A50 ETF
Actual	0.70%	$1,000.00	$ 964.70	$ 3.42
Hypothetical(b)	0.70%	$1,000.00	$ 1,021.38	$ 3.52

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (184) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

(b)	Assumes 5% return before expenses.

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended October 31, 2020 (Unaudited) (Continued)

	Fund’s Annual Expense Ratio	Beginning Account Value 06/24/20(a)	Ending Account Value 10/31/20	Expenses Paid During Period(a)
Pacer BioThreat Strategy ETF
Actual	0.70%	$1,000.00	$ 854.70	$ 0.69(b)
Hypothetical(d)	0.70%	$1,000.00	$ 1,021.68	$ 3.57(c)
Pacer Lunt Large Cap Alternator ETF
Actual	0.60%	$1,000.00	$ 934.50	$ 0.72(b)
Hypothetical(d)	0.60%	$1,000.00	$ 1,022.18	$ 3.06(c)
Pacer Lunt Midcap Multi-Factor Alternator ETF
Actual	0.60%	$1,000.00	$ 1,044.90	$ 3.05(b)
Hypothetical(d)	0.60%	$1,000.00	$ 1,022.18	$ 3.06(c)
Pacer Lunt Large Cap Multi-Factor Alternator ETF
Actual	0.60%	$1,000.00	$ 964.70	$ 3.42(b)
Hypothetical(d)	0.60%	$1,000.00	$ 1,022.18	$ 3.06(c)

(a)	Inception Date of the Fund.
(b)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (129) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

(c)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (184) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

(d)	Assumes 5% return before expenses.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.2%

Advertising — 0.1%
Interpublic Group of Cos., Inc.	25,236	$456,519
Omnicom Group, Inc.	14,379	678,689
		1,135,208
Aerospace/Defense — 1.5%
Boeing Co.	35,041	5,059,570
General Dynamics Corp.	15,422	2,025,371
Howmet Aerospace, Inc.	25,438	438,805
L3Harris Technologies, Inc.	14,682	2,365,417
Lockheed Martin Corp.	16,268	5,695,915
Northrop Grumman Corp.	10,374	3,006,593
Raytheon Technologies Corp.	95,742	5,200,705
Teledyne Technologies, Inc. (a)	2,372	733,304
TransDigm Group, Inc.	3,165	1,511,003
		26,036,683
Agriculture — 0.7%
Altria Group, Inc.	121,964	4,400,461
Archer-Daniels-Midland Co. (b)	36,474	1,686,558
Philip Morris International, Inc.	101,396	7,201,144
		13,288,163
Airlines — 0.2%
Alaska Air Group, Inc.	8,202	310,774
American Airlines Group, Inc. (b)	25,647	289,298
Delta Air Lines, Inc.	37,697	1,155,036
Southwest Airlines Co.	34,408	1,360,148
United Airlines Holdings, Inc. (a)	16,357	553,848
		3,669,104
Apparel — 0.7%
Hanesbrands, Inc. (b)	23,985	385,439
NIKE, Inc. - Class B	81,382	9,772,351
PVH Corp.	4,894	285,271
Ralph Lauren Corp.	3,159	211,179
Tapestry, Inc.	17,910	398,139
Under Armour, Inc. - Class A (a)(b)	12,333	170,689
Under Armour, Inc. - Class C (a)(b)	12,845	157,094
VF Corp.	21,537	1,447,287
		12,827,449
Auto Manufacturers — 0.5%
Cummins, Inc.	10,052	2,210,334
Ford Motor Co.	253,885	1,962,531
General Motors Co.	81,995	2,831,288
PACCAR, Inc.	22,724	1,940,175
		8,944,328
Auto Parts & Equipment — 0.1%
Aptiv PLC	16,587	1,600,480
BorgWarner, Inc.	13,535	473,454
		2,073,934
Banks — 4.2%
Bank of America Corp.	497,892	11,800,040

	Shares	Value
Banks — 4.2% (Continued)
Bank of New York Mellon Corp.	52,299	$1,796,994
Citigroup, Inc.	135,349	5,606,156
Citizens Financial Group, Inc.	28,378	773,301
Comerica, Inc. (b)	9,628	438,170
Fifth Third Bancorp	46,237	1,073,623
First Republic Bank	11,052	1,394,099
Goldman Sachs Group, Inc.	20,252	3,828,438
Huntington Bancshares, Inc.	67,642	706,182
JPMorgan Chase & Co.	197,863	19,398,489
KeyCorp.	64,352	835,289
M&T Bank Corp. (b)	8,637	894,620
Morgan Stanley	91,108	4,386,850
Northern Trust Corp.	13,934	1,090,614
PNC Financial Services Group, Inc.	27,741	3,103,663
Regions Financial Corp.	62,989	837,754
State Street Corp.	23,853	1,404,942
SVB Financial Group (a)	3,326	966,868
Truist Financial Corp.	87,549	3,687,564
US Bancorp	88,970	3,465,382
Wells Fargo & Co.	269,382	5,778,244
Zions Bancorp	11,137	359,391
		73,626,673
Beverages — 1.6%
Brown-Forman Corp. - Class B	11,810	823,275
Coca-Cola Co.	251,402	12,082,380
Constellation Brands, Inc. - Class A	10,959	1,810,756
Molson Coors Brewing Co. - Class B (b)	12,325	434,579
Monster Beverage Corp. (a)	25,017	1,915,552
PepsiCo, Inc.	91,011	12,130,856
		29,197,398
Biotechnology — 1.7%
Alexion Pharmaceuticals, Inc. (a)	14,395	1,657,440
Amgen, Inc.	38,274	8,303,161
Biogen, Inc. (a)	10,481	2,641,946
Bio-Rad Laboratories, Inc. - Class A (a)	1,440	844,445
Corteva, Inc.	48,751	1,607,808
Gilead Sciences, Inc.	82,923	4,821,972
Illumina, Inc. (a)	9,580	2,804,066
Incyte Corp. (a)	11,587	1,003,898
Regeneron Pharmaceuticals, Inc. (a)	6,745	3,666,312
Vertex Pharmaceuticals, Inc. (a)	16,686	3,476,695
		30,827,743
Building Materials — 0.5%
Carrier Global Corp.	53,017	1,770,238
Fortune Brands Home & Security, Inc.	9,247	747,805
Johnson Controls International PLC	50,970	2,151,444

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.2% (Continued)

Building Materials — 0.5% (Continued)
Martin Marietta Materials, Inc.	4,229	$1,126,394
Masco Corp.	18,868	1,011,325
Vulcan Materials Co.	8,641	1,251,562
		8,058,768
Chemicals — 1.8%
Air Products & Chemicals, Inc.	14,317	3,954,928
Albemarle Corp. (b)	6,824	636,065
Celanese Corp.	8,014	909,669
CF Industries Holdings, Inc.	14,352	396,259
Dow, Inc.	48,517	2,207,038
DuPont de Nemours, Inc. (b)	48,454	2,756,063
Eastman Chemical Co.	8,971	725,216
Ecolab, Inc.	16,501	3,029,419
FMC Corp.	8,484	871,646
International Flavors & Fragrances, Inc. (b)	6,891	707,430
Linde PLC	34,058	7,504,340
LyondellBasell Industries NV - Class A	16,648	1,139,556
Mosaic Co.	22,980	425,130
PPG Industries, Inc.	15,360	1,992,499
Sherwin-Williams Co.	5,532	3,805,905
		31,061,163
Commercial Services — 2.4%
Automatic Data Processing, Inc.	28,286	4,468,057
Cintas Corp.	5,613	1,765,569
Equifax, Inc.	8,033	1,097,308
FleetCor Technologies, Inc. (a)	5,865	1,295,637
Gartner, Inc. (a)	5,801	696,700
Global Payments, Inc.	19,663	3,101,642
IHS Markit Ltd.	26,284	2,125,587
MarketAxess Holdings, Inc.	2,479	1,335,809
Moody’s Corp.	10,492	2,758,347
Nielsen Holdings PLC (b)	23,234	313,891
PayPal Holdings, Inc. (a)	76,710	14,278,032
Quanta Services, Inc.	9,459	590,525
Robert Half International, Inc.	7,781	394,419
Rollins, Inc. (b)	9,338	540,203
S&P Global, Inc.	15,568	5,024,261
United Rentals, Inc. (a)	4,958	883,962
Verisk Analytics, Inc.	10,629	1,891,643
		42,561,592
Computers — 7.8%
Accenture PLC - Class A	41,354	8,970,096
Apple, Inc.	1,049,928	114,295,162
Cognizant Technology Solutions Corp. - Class A	35,762	2,554,122
DXC Technology Co.	16,889	311,096
Fortinet, Inc. (a)	9,429	1,040,679

	Shares	Value
Computers — 7.8% (Continued)
Hewlett Packard Enterprise Co.	84,609	$731,022
HP, Inc.	97,471	1,750,579
International Business Machines Corp.	57,836	6,457,968
Leidos Holdings, Inc.	8,706	722,598
NetApp, Inc.	14,935	655,497
Seagate Technology PLC (b)	15,204	727,055
Western Digital Corp.	19,377	731,094
		138,946,968
Cosmetics/Personal Care — 1.7%
Colgate-Palmolive Co.	56,094	4,425,256
Coty, Inc. - Class A (b)	19,259	55,851
Estee Lauder Cos., Inc. - Class A	14,510	3,187,266
Procter & Gamble Co.	162,142	22,229,668
		29,898,041
Distribution/Wholesale — 0.3%
Copart, Inc. (a)	13,359	1,474,299
Fastenal Co.	37,607	1,625,751
LKQ Corp. (a)	20,113	643,415
W.W. Grainger, Inc.	2,998	1,049,360
		4,792,825
Diversified Financial Services — 3.8%
American Express Co.	43,958	4,010,728
Ameriprise Financial, Inc.	8,525	1,371,076
BlackRock, Inc.	9,247	5,540,895
Capital One Financial Corp.	30,626	2,238,148
Cboe Global Markets, Inc.	7,263	590,409
Charles Schwab Corp.	74,542	3,064,422
CME Group, Inc.	23,437	3,532,425
Discover Financial Services	20,660	1,343,107
Franklin Resources, Inc. (b)	18,184	340,950
Intercontinental Exchange, Inc.	36,485	3,444,184
Invesco Ltd.	24,238	317,760
MasterCard, Inc. - Class A	57,249	16,524,351
Nasdaq, Inc.	7,525	910,450
Raymond James Financial, Inc.	8,231	629,178
Synchrony Financial	37,479	937,724
T Rowe Price Group, Inc.	15,413	1,952,210
Visa, Inc. - Class A (b)	110,834	20,139,646
Western Union Co.	27,457	533,764
		67,421,427
Electric — 3.0%
AES Corp.	43,399	846,281
Alliant Energy Corp.	15,644	864,800
Ameren Corp.	16,069	1,303,517
American Electric Power Co., Inc. (b)	32,310	2,905,638
CenterPoint Energy, Inc. (b)	32,126	678,822
CMS Energy Corp.	18,537	1,173,948
Consolidated Edison, Inc. (b)	21,592	1,694,756

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.2% (Continued)

Electric — 3.0% (Continued)
Dominion Energy, Inc.	53,635	$4,309,036
DTE Energy Co.	12,620	1,557,561
Duke Energy Corp. (b)	47,475	4,372,922
Edison International (b)	23,121	1,295,701
Entergy Corp.	12,932	1,308,977
Evergy, Inc.	14,905	822,756
Eversource Energy	20,891	1,823,158
Exelon Corp.	63,344	2,526,792
FirstEnergy Corp.	35,163	1,045,044
NextEra Energy, Inc.	127,724	9,350,674
NRG Energy, Inc.	16,575	524,102
Pinnacle West Capital Corp.	7,404	603,944
PPL Corp.	50,032	1,375,880
Public Service Enterprise Group, Inc. (b)	32,987	1,918,194
Sempra Energy (b)	18,148	2,275,033
Southern Co.	68,372	3,927,972
WEC Energy Group, Inc.	20,532	2,064,493
Xcel Energy, Inc.	34,199	2,394,956
		52,964,957
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	14,968	1,469,858
Emerson Electric Co. (b)	39,876	2,583,566
		4,053,424
Electronics — 1.4%
Agilent Technologies, Inc.	20,345	2,077,021
Allegion PLC (b)	6,117	602,524
Amphenol Corp. - Class A	19,294	2,177,135
Flir Systems, Inc.	8,805	305,445
Fortive Corp.	19,199	1,182,658
Garmin Ltd.	9,350	972,587
Honeywell International, Inc.	45,660	7,531,617
Keysight Technologies, Inc. (a)	12,300	1,289,901
Mettler-Toledo International, Inc. (a)	1,730	1,726,384
PerkinElmer, Inc.	7,285	943,772
Roper Technologies, Inc.	6,714	2,493,177
TE Connectivity Ltd.	22,082	2,139,304
Vontier Corp. (a)	7,697	221,218
Waters Corp. (a)	4,336	966,148
		24,628,891
Engineering & Construction — 0.0% (c)
Jacobs Engineering Group, Inc.	8,927	848,065

Entertainment — 0.0% (c)
Live Nation Entertainment, Inc. (a)	9,114	444,763

Environmental Control — 0.3%
Pentair PLC	11,013	548,007

	Shares	Value
Environmental Control — 0.3% (Continued)
Republic Services, Inc.	13,820	$1,218,509
Waste Management, Inc.	25,400	2,740,914
		4,507,430
Food — 1.2%
Campbell Soup Co. (b)	11,083	517,244
ConAgra Foods, Inc.	31,737	1,113,651
General Mills, Inc.	39,459	2,332,816
Hershey Co.	9,699	1,333,224
Hormel Foods Corp. (b)	18,103	881,435
JM Smucker Co. (b)	7,462	837,236
Kellogg Co. (b)	16,339	1,027,560
Kroger Co.	52,480	1,690,381
Lamb Weston Holdings, Inc.	9,494	602,394
McCormick & Co., Inc.	8,002	1,444,441
Mondelez International, Inc. - Class A	94,077	4,997,370
Sysco Corp.	33,305	1,842,100
The Kraft Heinz Co.	40,691	1,244,738
Tyson Foods, Inc. - Class A	19,175	1,097,385
		20,961,975
Forest Products & Paper — 0.1%
International Paper Co.	25,565	1,118,469

Gas — 0.1%
Atmos Energy Corp. (b)	7,941	727,952
NiSource, Inc.	24,361	559,572
		1,287,524
Hand/Machine Tools — 0.1%
Snap-On, Inc.	3,624	570,888
Stanley Black & Decker, Inc.	9,944	1,652,693
		2,223,581
Healthcare-Products — 4.3%
Abbott Laboratories	115,285	12,117,606
ABIOMED, Inc. (a)	3,083	776,546
Align Technology, Inc. (a)	4,674	1,991,498
Baxter International, Inc.	33,335	2,585,796
Boston Scientific Corp. (a)	90,411	3,098,385
Danaher Corp.	41,216	9,460,721
DENTSPLY SIRONA, Inc.	14,498	684,161
Edwards Lifesciences Corp. (a)	40,897	2,931,906
Henry Schein, Inc. (a)	9,556	607,570
Hologic, Inc. (a)	17,595	1,210,888
IDEXX Laboratories, Inc. (a)	5,774	2,452,911
Intuitive Surgical, Inc. (a)	7,600	5,069,808
Medtronic PLC	87,550	8,804,903
ResMed, Inc.	9,287	1,782,547
STERIS PLC	5,702	1,010,337
Stryker Corp.	21,036	4,249,482
Teleflex, Inc.	3,172	1,009,426

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.2% (Continued)

Healthcare-Products — 4.3% (Continued)
The Cooper Cos., Inc.	3,144	$1,003,093
Thermo Fisher Scientific, Inc.	25,638	12,129,851
Varian Medical Systems, Inc. (a)	5,933	1,025,222
West Pharmaceutical Services, Inc.	4,881	1,327,974
Zimmer Biomet Holdings, Inc.	13,462	1,778,330
		77,108,961
Healthcare-Services — 2.1%
Anthem, Inc.	16,686	4,551,941
Catalent, Inc. (a)	10,802	948,092
Centene Corp. (a)	38,148	2,254,547
DaVita, Inc. (a)(b)	5,825	502,406
HCA Healthcare, Inc.	17,269	2,140,320
Humana, Inc.	8,648	3,452,973
IQVIA Holdings, Inc. (a)	11,956	1,841,104
Laboratory Corp. of American Holdings (a)	6,405	1,279,527
Quest Diagnostics, Inc.	8,854	1,081,428
UnitedHealth Group, Inc.	61,131	18,653,513
Universal Health Services, Inc. - Class B	5,365	587,736
		37,293,587
Home Builders — 0.2%
DR Horton, Inc.	21,856	1,460,199
Lennar Corp. - Class A	18,269	1,283,032
NVR, Inc. (a)	246	972,460
PulteGroup, Inc.	16,772	683,627
		4,399,318
Home Furnishings — 0.1%
Leggett & Platt, Inc.	8,636	360,380
Whirlpool Corp. (b)	4,293	794,033
		1,154,413
Household Products/Wares — 0.4%
Avery Dennison Corp.	5,586	773,046
Church & Dwight Co., Inc.	16,034	1,417,245
Clorox Co. (b)	8,109	1,680,590
Kimberly-Clark Corp. (b)	22,445	2,975,983
		6,846,864
Housewares — 0.0% (c)
Newell Brands, Inc.	24,954	440,688

Insurance — 3.3%
Aflac, Inc.	43,280	1,469,356
Allstate Corp.	21,216	1,882,920
American International Group, Inc.	56,803	1,788,727
Aon PLC - Class A	15,413	2,836,146
Arthur J Gallagher & Co.	12,204	1,265,677
Assurant, Inc.	4,060	504,942
Berkshire Hathaway, Inc. - Class B (a)	129,507	26,147,463
Chubb Ltd.	29,596	3,844,816

	Shares	Value
Insurance — 3.3% (Continued)
Cincinnati Financial Corp.	9,937	$702,943
Everest Re Group Ltd.	2,739	539,802
Globe Life, Inc.	6,635	538,032
Hartford Financial Services Group, Inc.	23,562	907,608
Lincoln National Corp.	13,100	459,810
Loews Corp.	16,871	585,086
Marsh & McLennan Cos., Inc.	32,891	3,402,903
MetLife, Inc.	51,169	1,936,747
Principal Financial Group, Inc.	16,785	658,308
Progressive Corp.	38,223	3,512,694
Prudential Financial, Inc.	26,373	1,688,399
Travelers Cos., Inc.	17,081	2,061,848
Unum Group (b)	13,515	238,675
W R Berkley Corp.	9,714	584,006
Willis Towers Watson PLC	8,389	1,530,825
		59,087,733
Internet — 12.2%
Alphabet, Inc. - Class A (a)	19,615	31,699,998
Alphabet, Inc. - Class C (a)	19,143	31,030,994
Amazon.com, Inc. (a)	27,782	84,350,319
Booking Holdings, Inc. (a)	2,724	4,419,690
CDW Corp.	9,277	1,137,360
eBay, Inc.	42,915	2,044,041
Etsy, Inc. (a)	7,898	960,318
Expedia Group, Inc.	9,248	870,699
F5 Networks, Inc. (a)	4,074	541,598
Facebook, Inc. - Class A (a)	157,078	41,328,793
Netflix, Inc. (a)	28,700	13,653,738
NortonLifeLock, Inc.	37,826	778,081
Twitter, Inc. (a)	50,409	2,084,916
VeriSign, Inc. (a)	6,903	1,316,402
		216,216,947
Iron/Steel — 0.1%
Nucor Corp.	19,814	946,317

Leisure Time — 0.1%
Carnival Corp. (b)	30,315	415,619
Norwegian Cruise Line Holdings Ltd. (a)(b)	16,040	266,745
Royal Caribbean Cruises Ltd. (b)	11,267	635,684
		1,318,048
Lodging — 0.3%
Hilton Worldwide Holdings, Inc. (b)	18,477	1,622,465
Las Vegas Sands Corp.	22,096	1,061,934
Marriott International, Inc. - Class A	17,879	1,660,601
MGM Resorts International (b)	26,672	548,643
Wynn Resorts Ltd.	6,362	460,800
		5,354,443

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.2% (Continued)

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	35,112	$5,514,340

Machinery-Diversified — 0.7%
Deere & Co.	20,481	4,626,863
Dover Corp.	9,422	1,043,109
Flowserve Corp. (b)	8,597	250,345
IDEX Corp.	4,977	848,031
Ingersoll Rand, Inc. (a)	22,735	794,361
Otis Worldwide Corp.	26,381	1,616,628
Rockwell Automation, Inc.	7,598	1,801,638
Wabtec Corp.	11,804	699,977
Xylem, Inc.	11,687	1,018,405
		12,699,357
Media — 2.0%
Charter Communications, Inc. - Class A (a)	9,797	5,915,625
Comcast Corp. - Class A	295,816	12,495,268
Discovery, Inc. - Class C (a)(b)	22,174	406,228
Discovery, Inc. - Class A (a)(b)	10,481	212,135
DISH Network Corp. - Class A (a)	16,645	424,281
FOX Corp. - Class A (b)	23,422	621,151
FOX Corp. - Class B	10,799	282,286
News Corp. - Class B	8,096	105,410
News Corp. - Class A	25,277	331,887
ViacomCBS, Inc. - Class B (b)	35,168	1,004,750
Walt Disney Co.	117,509	14,247,966
		36,046,987
Mining — 0.3%
Freeport-McMoRan, Inc.	94,693	1,641,977
Newmont Goldcorp Corp.	53,635	3,370,423
		5,012,400
Miscellaneous Manufacturing — 1.2%
3M Co.	37,656	6,023,454
A O Smith Corp.	9,070	468,828
Eaton Corp. PLC	27,323	2,835,854
General Electric Co.	569,502	4,225,705
Illinois Tool Works, Inc.	19,237	3,768,144
Parker-Hannifin Corp.	8,379	1,745,849
Textron, Inc.	14,938	534,780
Trane Technologies PLC	15,575	2,067,581
		21,670,195
Office/Business Equipment — 0.1%
Xerox Holdings Corp.	12,152	211,202
Zebra Technologies Corp. - Class A (a)	3,540	1,004,085
		1,215,287
Oil & Gas — 1.6%
Apache Corp.	24,588	204,080
Cabot Oil & Gas Corp. (b)	26,826	477,235

	Shares	Value
Oil & Gas — 1.6% (Continued)
Chevron Corp.	125,057	$8,691,462
Concho Resources, Inc.	13,345	553,951
ConocoPhillips	71,962	2,059,552
Devon Energy Corp. (b)	25,407	226,885
Diamondback Energy, Inc.	10,688	277,460
EOG Resources, Inc.	37,962	1,299,819
Exxon Mobil Corp.	276,192	9,009,383
HESS Corp.	16,852	627,231
HollyFrontier Corp.	9,714	179,806
Marathon Oil Corp. (b)	52,376	207,409
Marathon Petroleum Corp. (b)	42,539	1,254,901
Occidental Petroleum Corp. (b)	58,148	530,891
Phillips 66	29,169	1,361,026
Pioneer Natural Resources Co.	10,790	858,452
Valero Energy Corp.	26,766	1,033,435
		28,852,978
Oil & Gas Services — 0.2%
Baker Hughes a GE Co.	42,284	624,535
Halliburton Co.	57,193	689,748
National Oilwell Varco, Inc. (b)	25,081	210,680
Schlumberger Ltd.	90,166	1,347,080
TechnipFMC PLC	27,547	152,335
		3,024,378
Packaging & Containers — 0.3%
Amcor PLC	106,638	1,112,234
Ball Corp.	21,505	1,913,945
Packaging Corp. of America	6,183	707,892
Sealed Air Corp.	10,172	402,709
WestRock Co.	16,754	629,113
		4,765,893
Pharmaceuticals — 5.5%
AbbVie, Inc.	115,210	9,804,371
AmerisourceBergen Corp.	9,869	948,115
Becton Dickinson and Co.	19,150	4,426,139
Bristol-Myers Squibb Co.	147,008	8,592,618
Cardinal Health, Inc.	19,235	880,771
Cigna Corp.	24,354	4,066,387
CVS Health Corp.	84,935	4,764,004
DexCom, Inc. (a)	5,959	1,904,377
Eli Lilly & Co.	51,828	6,761,481
Johnson & Johnson	171,063	23,454,448
McKesson Corp.	10,482	1,545,990
Merck & Co., Inc.	163,929	12,329,100
Mylan NV (a)(b)	33,842	492,063
Perrigo Co. PLC	8,983	394,084
Pfizer, Inc.	360,653	12,795,968
Zoetis, Inc.	31,190	4,945,175
		98,105,091

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.2% (Continued)

Pipelines — 0.2%
Kinder Morgan, Inc.	127,183	$1,513,477
ONEOK, Inc.	26,981	782,449
Williams Cos., Inc.	79,183	1,519,522
		3,815,448
Real Estate — 0.1%
CBRE Group, Inc. - Class A (a)	21,804	1,098,922

Retail — 5.7%
Advance Auto Parts, Inc.	4,450	655,396
AutoZone, Inc. (a)	1,542	1,740,887
Best Buy Co., Inc.	14,889	1,660,868
CarMax, Inc. (a)	10,680	923,179
Chipotle Mexican Grill, Inc. (a)	1,841	2,211,925
Costco Wholesale Corp.	28,975	10,362,040
Darden Restaurants, Inc.	8,558	786,651
Dollar General Corp.	16,762	3,498,397
Dollar Tree, Inc. (a)	15,378	1,388,941
Domino’s Pizza, Inc.	2,546	963,203
Gap, Inc.	14,016	272,611
Genuine Parts Co.	9,424	852,212
Home Depot, Inc.	70,538	18,813,190
L Brands, Inc.	15,300	489,753
Lowe’s Cos., Inc.	49,054	7,755,438
McDonald’s Corp.	48,448	10,319,424
O’Reilly Automotive, Inc. (a)	4,940	2,156,804
Ross Stores, Inc.	23,681	2,016,911
Starbucks Corp.	77,243	6,717,051
Target Corp.	33,079	5,035,286
Tiffany & Co.	6,998	915,618
TJX Cos., Inc.	79,239	4,025,341
Tractor Supply Co.	7,856	1,046,498
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,743	773,940
Walgreens Boots Alliance, Inc.	49,182	1,674,155
Walmart, Inc.	90,652	12,577,965
Yum! Brands, Inc.	19,746	1,842,894
		101,476,578
Savings & Loans — 0.0% (c)
People’s United Financial, Inc. (b)	29,147	310,998

Semiconductors — 5.0%
Advanced Micro Devices, Inc. (a)	76,390	5,751,403
Analog Devices, Inc.	23,954	2,839,268
Applied Materials, Inc.	60,335	3,573,642
Broadcom, Inc.	25,904	9,056,816
Intel Corp.	274,916	12,173,280
IPG Photonics Corp. (a)	2,355	437,936
KLA Corp.	10,470	2,064,475

	Shares	Value
Semiconductors — 5.0% (Continued)
Lam Research Corp.	9,405	$3,217,262
Maxim Integrated Products, Inc.	17,820	1,241,163
Microchip Technology, Inc.	15,519	1,630,737
Micron Technology, Inc. (a)	72,152	3,632,132
NVIDIA Corp.	39,829	19,968,667
Qorvo, Inc. (a)	7,655	974,941
QUALCOMM, Inc.	72,996	9,004,787
Skyworks Solutions, Inc.	11,129	1,572,416
Teradyne, Inc.	10,932	960,376
Texas Instruments, Inc.	59,550	8,610,334
Xilinx, Inc.	16,564	1,965,981
		88,675,616
Shipbuilding — 0.0% (c)
Huntington Ingalls Industries, Inc.	2,750	405,570

Software — 10.3%
Activision Blizzard, Inc.	50,072	3,791,953
Adobe Systems, Inc. (a)	31,506	14,086,333
Akamai Technologies, Inc. (a)	10,481	996,953
ANSYS, Inc. (a)	5,518	1,679,514
Autodesk, Inc. (a)	14,281	3,363,747
Broadridge Financial Solutions, Inc.	7,516	1,034,202
Cadence Design System, Inc. (a)	18,334	2,005,190
Cerner Corp.	20,717	1,452,054
Citrix Systems, Inc.	7,547	854,849
Electronic Arts, Inc. (a)	19,209	2,301,814
Fidelity National Information Services, Inc.	40,047	4,989,456
Fiserv, Inc. (a)	37,387	3,569,337
Intuit, Inc.	16,974	5,341,378
Jack Henry & Associates, Inc.	5,057	749,700
Microsoft Corp.	493,118	99,841,601
MSCI, Inc.	5,460	1,910,126
Oracle Corp.	126,217	7,082,036
Paychex, Inc.	20,817	1,712,198
Paycom Software, Inc. (a)	3,097	1,127,587
Salesforce.com, Inc. (a)	57,653	13,391,062
ServiceNow, Inc. (a)	12,333	6,136,531
Synopsys, Inc. (a)	9,870	2,110,798
Take-Two Interactive Software, Inc. (a)	7,398	1,146,098
Tyler Technologies, Inc. (a)	2,624	1,008,613
		181,683,130
Telecommunications — 2.7%
Arista Networks, Inc. (a)(b)	3,570	745,773
AT&T, Inc.	462,851	12,506,234
CenturyLink, Inc. (b)	64,102	552,559
Cisco Systems, Inc.	276,809	9,937,443
Corning, Inc.	50,456	1,613,078

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.2% (Continued)

Telecommunications — 2.7% (Continued)
Juniper Networks, Inc.	21,799	$429,876
Motorola Solutions, Inc.	11,216	1,772,801
T-Mobile US, Inc. (a)	38,118	4,176,589
Verizon Communications, Inc.	269,962	15,385,135
		47,119,488
Textiles — 0.0% (c)
Mohawk Industries, Inc. (a)	3,951	407,704

Toys/Games/Hobbies — 0.0% (c)
Hasbro, Inc.	8,269	684,012

Transportation — 1.8%
CH Robinson Worldwide, Inc. (b)	8,905	787,469
CSX Corp.	50,833	4,012,757
Expeditors International of Washington, Inc.	11,122	982,851
FedEx Corp.	15,615	4,051,624
JB Hunt Trasport Services, Inc.	5,728	697,327
Kansas City Southern	6,589	1,160,586
Norfolk Southern Corp.	17,014	3,557,968
Old Dominion Freight Line, Inc.	6,286	1,196,666
Union Pacific Corp.	44,070	7,808,763
United Parcel Service, Inc. - Class B	45,778	7,192,182
		31,448,193
Water — 0.1%
American Water Works Co., Inc.	11,713	1,762,924
TOTAL COMMON STOCKS (Cost $1,622,503,022)		1,723,369,354

REAL ESTATE INVESTMENT TRUSTS — 2.5%
Alexandria Real Estate Equities, Inc.	7,918	1,199,736
American Tower Corp.	28,802	6,614,379
Apartment Investment and Management Co. - Class A	9,751	311,057
AvalonBay Communities, Inc.	9,247	1,286,535
Boston Properties, Inc.	9,288	672,544
Crown Castle International Corp.	27,140	4,239,268
Digital Realty Trust, Inc.	17,206	2,482,826

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 2.5% (Continued)
Duke Realty Corp.	23,888	$907,505
Equinix, Inc.	5,685	4,157,100
Equity Residential	22,693	1,066,117
Essex Property Trust, Inc.	4,486	917,791
Extra Space Storage, Inc. (b)	8,474	982,560
Federal Realty Investment Trust	4,539	312,193
Healthpeak Properties, Inc.	31,480	849,016
Host Hotels & Resorts, Inc. (b)	47,165	494,289
Iron Mountain, Inc. (b)	18,838	490,918
Kimco Realty Corp.	27,421	281,340
Mid-America Apartment Communities, Inc.	7,463	870,410
Prologis, Inc.	48,220	4,783,424
Public Storage	9,873	2,261,608
Realty Income Corp.	22,435	1,298,089
Regency Centers Corp.	10,968	390,351
SBA Communications Corp.	7,398	2,148,157
Simon Property Group, Inc. (b)	20,146	1,265,370
SL Green Realty Corp. (b)	5,474	234,342
UDR, Inc.	19,051	595,153
Ventas, Inc.	24,288	958,647
Vornado Realty Trust (b)	10,481	322,081
Welltower, Inc.	26,390	1,418,990
Weyerhaeuser Co.	48,524	1,324,220
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $47,230,747)		45,136,016

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%

Money Market Deposit Accounts, — 0.2%
U.S. Bank Money Market Deposit Account 0.025% (d)	$3,088,702	3,088,702
TOTAL SHORT-TERM INVESTMENTS (Cost $3,088,702)		3,088,702

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 2.7%
Mount Vernon Liquid Assets Portfolio, LLC 0.16% (d)	46,975,267	$46,975,267
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $46,975,267)		46,975,267
Total Investments (Cost $1,719,797,738) — 102.6%		1,818,569,338
Liabilities in Excess of Other Assets — (2.6)%		(46,146,577)
TOTAL NET ASSETS — 100.0%		$1,772,422,761

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2020. The total value of securities on loan is $45,796,491 or 2.6% of net assets.
(c)	Less than 0.05%.
(d)	The rate shown is as of October 31, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 91.2%

Aerospace/Defense — 0.4%
Hexcel Corp.	19,191	$642,515
Mercury Systems, Inc. (a)	12,822	883,179
		1,525,694
Agriculture — 0.4%
Darling Ingredients, Inc. (a)	37,812	1,625,916

Airlines — 0.2%
JetBlue Airways Corp. (a)	62,082	743,122

Apparel — 1.1%
Carter’s, Inc.	10,052	818,736
Columbia Sportswear Co. (b)	6,509	485,506
Deckers Outdoor Corp. (a)	6,114	1,549,104
Skechers U.S.A, Inc. - Class A (a)	31,299	992,491
Urban Outfitters, Inc. (a)	16,168	361,193
		4,207,030
Auto Parts & Equipment — 1.6%
Adient PLC (a)	20,056	425,588
BorgWarner, Inc.	8,572	299,849
Dana, Inc.	33,198	464,440
Fox Factory Holding Corp. (a)(b)	9,018	758,233
Gentex Corp.	56,386	1,560,201
Goodyear Tire & Rubber Co.	53,617	443,949
LEAR Corp.	12,565	1,517,978
VISTEON Corp. (a)(b)	6,411	574,746
		6,044,984
Banks — 5.9%
Associated Banc-Corp.	35,354	483,996
BancorpSouth Bank	22,418	524,805
Bank of Hawaii Corp.	9,181	556,736
Bank OZK (b)	27,858	690,321
Cathay General Bancorp	17,392	409,234
CIT Group, Inc. (b)	22,674	667,749
Commerce Bancshares, Inc. (b)	23,089	1,437,290
Cullen Frost Bankers, Inc. (b)	13,080	919,132
East West Bancorp, Inc. (b)	32,610	1,189,613
First Financial Bankshares, Inc. (b)	32,684	974,310
First Horizon National Corp.	127,416	1,326,401
FNB Corp.	74,350	562,086
Fulton Financial Corp.	37,266	409,553
Glacier Bancorp, Inc.	20,413	730,785
Hancock Whitney Corp.	19,804	452,917
Home BancShares, Inc. (b)	35,356	586,910
International Bancshares Corp.	12,822	354,913
PacWest Bancorp	26,829	516,190
Pinnacle Financial Partners, Inc.	16,359	749,079
Prosperity Bancshares, Inc. (b)	21,289	1,173,237
Signature Bank (b)	12,308	993,748

	Shares	Value
Banks — 5.9% (Continued)
Synovus Financial Corp.	33,912	$881,712
TCF Financial Corp.	35,040	953,438
Texas Capital Bancshares, Inc. (a)	11,594	521,730
Trustmark Corp.	14,523	339,693
UMB Financial Corp.	9,694	590,074
Umpqua Holdings Corp.	50,689	636,654
United Bankshares, Inc.	29,240	766,965
Valley National Bancorp	90,147	688,723
Webster Financial Corp.	20,775	669,163
Wintrust Financial Corp.	13,236	651,608
		22,408,765
Beverages — 0.5%
The Boston Beer Co., Inc. - Class A (a)(b)	1,987	2,064,851

Biotechnology — 1.6%
Arrowhead Pharmaceuticals, Inc. (a)(b)	23,445	1,343,399
Emergent BioSolutions, Inc. (a)	9,866	887,644
Exelixis, Inc. (a)	70,649	1,446,892
Ligand Pharmaceuticals, Inc. (a)(b)	3,641	300,200
Nektar Therapeutics (a)(b)	40,993	649,329
United Therapeutics Corp. (a)	10,139	1,360,958
		5,988,422
Building Materials — 2.3%
Builders FirstSource, Inc. (a)	25,501	772,681
Eagle Materials, Inc.	9,537	813,029
Lennox International, Inc. (b)	7,570	2,056,466
Louisiana-Pacific Corp.	25,759	736,192
MDU Resources Group, Inc.	46,178	1,097,189
Owens Corning	24,830	1,625,620
Trex Co, Inc. (a)(b)	26,658	1,853,798
		8,954,975
Chemicals — 2.1%
Ashland Global Holdings, Inc. (b)	11,853	826,984
Cabot Corp.	12,979	493,332
Ingevity Corp. (a)	9,438	517,958
Minerals Technologies, Inc.	7,796	426,363
NewMarket Corp.	1,644	588,042
OLIN Corp.	31,004	513,116
RPM International, Inc.	29,856	2,527,908
Sensient Technologies Corp.	9,695	634,344
The Chemours Co. (b)	37,810	761,493
Valvoline, Inc.	42,636	838,650
		8,128,190
Commercial Services — 4.1%
Adtalem Global Education, Inc. (a)	11,951	280,131
ASGN, Inc. (a)	12,050	803,494
Avis Budget Group, Inc. (a)(b)	12,309	414,444
CoreLogic, Inc.	18,262	1,404,896

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 91.2% (Continued)

Commercial Services — 4.1% (Continued)
FTI Consulting, Inc. (a)	8,496	$836,516
Graham Holdings Co. - Class B	971	369,310
Grand Canyon Education, Inc. (a)(b)	10,923	856,036
H&R Block, Inc.	42,197	728,320
HealthEquity, Inc. (a)(b)	17,490	900,560
Insperity, Inc.	8,410	644,038
John Wiley & Sons, Inc. - Class A	10,052	311,210
LiveRamp Holdings, Inc. (a)	15,070	995,976
ManpowerGroup, Inc.	13,336	905,114
Paylocity Holding Corp. (a)	8,221	1,525,160
Sabre Corp. (b)	68,101	444,019
Service Corp. International	38,522	1,783,954
Strategic Education, Inc. (b)	5,124	425,599
The Brink’s Co. (b)	11,594	496,571
WEX, Inc. (a)	9,654	1,221,714
WW International, Inc. (a)	10,723	226,899
		15,573,961
Computers — 1.7%
CACI International, Inc. - Class A (a)	5,517	1,150,460
Lumentum Holdings, Inc. (a)(b)	17,234	1,425,079
Maximus, Inc.	14,107	953,351
NCR Corp. (a)	29,399	597,388
NetScout Systems, Inc. (a)	14,614	299,879
Perspecta, Inc.	31,399	562,984
Qualys, Inc. (a)(b)	7,696	676,094
Science Applications International Corp.	12,760	974,481
		6,639,716
Cosmetics/Personal Care — 0.1%
Coty, Inc. - Class A (b)	61,815	179,264
Edgewell Personal Care Co. (a)	12,465	326,832
		506,096
Distribution/Wholesale — 2.1%
Avient Corp.	21,032	653,464
IAA, Inc. (a)	29,305	1,658,370
KAR Auction Services, Inc.	29,757	433,262
Pool Corp.	8,784	3,072,907
Univar Solutions, Inc. (a)	36,936	612,768
Watsco, Inc. (b)	7,539	1,689,792
		8,120,563
Diversified Financial Services — 3.0%
Aaron’s Holdings Co, Inc.	15,592	814,838
Affiliated Managers Group, Inc. (b)	10,823	815,729
Alliance Data Systems Corp.	10,448	538,490
Eaton Vance Corp.	26,215	1,567,395
Evercore, Inc. - Class A	9,338	742,745
Federated Hermes, Inc.	22,061	527,258
Interactive Brokers Group, Inc. - Class A	17,646	839,420

	Shares	Value
Diversified Financial Services — 3.0% (Continued)
Janus Henderson Group PLC (b)	35,299	$857,766
Jefferies Financial Group, Inc.	47,221	921,282
LendingTree, Inc. (a)(b)	1,731	560,134
Navient Corp.	39,233	314,256
SEI Investments Co.	26,543	1,304,588
SLM Corp. (b)	86,358	793,630
Stifel Financial Corp. (b)	15,749	920,687
		11,518,218
Electric — 1.6%
ALLETE, Inc.	11,851	611,275
Black Hills Corp.	14,464	819,530
Hawaiian Electric Industries, Inc.	25,087	828,874
IDACORP, Inc. (b)	11,594	1,017,142
NorthWestern Corp.	11,594	604,395
OGE Energy Corp.	46,078	1,417,820
PNM Resources, Inc. (b)	18,359	917,950
		6,216,986
Electrical Components & Equipment — 2.2%
Acuity Brands, Inc. (b)	9,081	809,480
Belden, Inc. (b)	8,761	270,540
Energizer Holdings, Inc. (b)	12,724	500,689
EnerSys	9,795	701,322
Generac Holdings, Inc. (a)	14,464	3,039,609
Littelfuse, Inc.	5,540	1,096,588
Universal Display Corp. (b)	9,386	1,861,338
		8,279,566
Electronics — 3.5%
Arrow Electronics, Inc. (a)	16,959	1,320,936
AVNET, Inc.	22,743	561,070
Coherent, Inc. (a)	5,540	693,276
Hubbell, Inc.	12,465	1,813,782
II-VI, Inc. (a)(b)	22,212	1,009,980
Jabil, Inc.	31,557	1,045,799
National Instruments Corp.	28,691	897,454
nVent Electric PLC	35,957	649,024
SYNNEX Corp.	9,438	1,242,418
Trimble, Inc. (a)	57,514	2,768,149
Vishay Intertechnology, Inc. (b)	30,528	495,164
Woodward, Inc.	13,078	1,040,355
		13,537,407
Energy-Alternate Sources — 2.3%
Enphase Energy, Inc. (a)(b)	27,491	2,696,592
First Solar, Inc. (a)	17,549	1,527,553
SolarEdge Technologies, Inc. (a)	11,436	2,946,943
Sunrun, Inc. (a)(b)	27,681	1,439,965
		8,611,053
Engineering & Construction — 1.5%
AECOM (a)	36,839	1,651,861
Dycom Industries, Inc. (a)(b)	7,282	472,893
EMCOR Group, Inc.	12,622	860,694

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 91.2% (Continued)

Engineering & Construction — 1.5% (Continued)
Fluor Corp.	32,282	$366,401
KBR, Inc.	32,784	730,756
MasTec, Inc. (a)(b)	13,427	666,516
TopBuild Corp. (a)	7,639	1,170,371
		5,919,492
Entertainment — 1.6%
Caesars Entertainment, Inc. (a)	33,419	1,497,839
Churchill Downs, Inc.	8,053	1,201,105
Cinemark Holdings, Inc. (b)	24,661	201,974
Marriott Vacations Worldwide Corp.	8,978	867,275
Penn National Gaming, Inc. (a)(b)	29,755	1,606,175
Scientific Games Corp. (a)(b)	12,622	402,389
Six Flags Entertainment Corp.	18,090	391,106
		6,167,863
Environmental Control — 0.8%
Clean Harbors, Inc. (a)	11,782	624,092
Stericycle, Inc. (a)	21,032	1,310,294
Tetra Tech, Inc.	12,365	1,247,752
		3,182,138
Food — 1.9%
Flowers Foods, Inc.	44,375	1,046,362
Grocery Outlet Holding Corp. (a)(b)	18,223	802,176
Hain Celestial Group, Inc. (a)	18,084	556,083
Ingredion, Inc. (b)	15,392	1,091,139
Lancaster Colony Corp. (b)	4,512	749,624
Pilgrim’s Pride Corp. (a)	11,954	200,110
Post Holdings, Inc. (a)	14,722	1,264,620
Sanderson Farms, Inc. (b)	4,512	577,401
Sprouts Farmers Market, Inc. (a)(b)	27,086	515,988
Tootsie Roll Industries, Inc. (b)	3,812	113,903
TreeHouse Foods, Inc. (a)(b)	12,979	504,104
		7,421,510
Food Service — 0.1%
Healthcare Services Group, Inc. (b)	17,134	392,026

Forest Products & Paper — 0.1%
DOMTAR Corp.	12,722	303,801

Gas — 1.4%
National Fuel Gas Co.	20,775	830,169
New Jersey Resources Corp. (b)	22,060	643,711
ONE Gas, Inc.	12,108	835,936
Southwest Gas Holdings, Inc.	12,622	829,518
Spire, Inc.	11,783	660,319
UGI Corp.	47,919	1,549,701
		5,349,354
Hand/Machine Tools — 1.2%
Colfax Corp. (a)	21,936	596,440

	Shares	Value
Hand/Machine Tools — 1.2% (Continued)
Kennametal, Inc. (b)	19,033	$590,023
Lincoln Electric Holdings, Inc.	13,693	1,394,221
MSA Safety, Inc. (b)	8,220	1,084,382
Regal Beloit Corp.	9,280	915,472
		4,580,538
Healthcare-Products — 4.7%
Avanos Medical, Inc. (a)	10,980	388,143
Bio-Techne Corp.	8,469	2,137,660
Cantel Medical Corp. (b)	8,495	406,401
Globus Medical, Inc. - Class A (a)	17,391	906,419
Haemonetics Corp. (a)	11,594	1,172,037
Hill-Rom Holdings, Inc.	15,335	1,396,558
ICU Medical, Inc. (a)	4,412	784,410
Integra LifeSciences Holdings Corp. (a)	16,166	712,921
LivaNova PLC (a)(b)	11,180	562,801
Masimo Corp. (a)	11,028	2,468,287
NuVasive, Inc. (a)	11,783	523,519
Patterson Cos., Inc. (b)	19,804	492,625
Penumbra, Inc. (a)(b)	7,638	1,993,747
Quidel Corp. (a)(b)	8,766	2,351,830
Repligen Corp. (a)	10,821	1,802,454
		18,099,812
Healthcare-Services — 3.8%
Acadia Healthcare Co., Inc. (a)	20,418	727,902
Amedisys, Inc. (a)	7,439	1,926,701
Charles River Laboratories International, Inc. (a)	10,854	2,471,456
Chemed Corp.	3,455	1,652,595
Encompass Health Corp.	22,831	1,399,769
LHC Group, Inc. (a)	6,949	1,504,806
MEDNAX, Inc. (a)(b)	19,647	250,499
Medpace Holdings, Inc. (a)	5,983	663,754
Molina Healthcare, Inc. (a)	12,910	2,407,328
Syneos Health, Inc. (a)	14,364	762,441
Tenet Healthcare Corp. (a)	24,117	591,831
		14,359,082
Home Builders — 1.0%
KB Home	20,002	645,064
Taylor Morrison Home Corp. (a)	29,856	644,890
Thor Industries, Inc. (b)	12,722	1,076,027
Toll Brothers, Inc.	26,573	1,123,506
TRI Pointe Group, Inc. (a)	30,014	493,130
		3,982,617
Home Furnishings — 0.2%
Tempur Sealy International, Inc. (a)	10,520	936,280

Household Products/Wares — 0.3%
Helen of Troy Ltd. (a)(b)	5,797	1,099,111

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 91.2% (Continued)

Housewares — 0.9%
Scotts Miracle-Gro Co.	9,080	$1,362,454
Toro Co.	24,661	2,024,668
		3,387,122
Insurance — 4.7%
Alleghany Corp.	3,289	1,798,853
American Financial Group, Inc.	15,706	1,177,008
Brighthouse Financial, Inc. (a)	21,646	716,483
Brown & Brown, Inc.	51,271	2,230,801
CNO Financial Group, Inc.	33,042	586,495
Essent Group Ltd.	25,443	1,013,903
First American Financial Corp.	25,601	1,141,549
Genworth Financial, Inc. - Class A (a)	116,724	458,725
Hanover Insurance Group, Inc.	8,767	838,651
Kemper Corp.	14,107	869,838
Mercury General Corp.	6,254	254,600
Old Republic International Corp.	65,785	1,070,980
Primerica, Inc.	8,681	956,993
Reinsurance Group of America, Inc.	15,592	1,575,104
RenaissanceRe Holdings Ltd. (b)	11,594	1,874,982
RLI Corp. (b)	9,181	795,993
Selective Insurance Group, Inc.	13,750	715,825
		18,076,783
Internet — 0.6%
GrubHub, Inc. (a)(b)	21,189	1,567,139
TripAdvisor, Inc.	23,192	443,199
YELP, Inc. (a)(b)	15,072	296,466
		2,306,804
Iron/Steel — 1.1%
Commercial Metals Co.	27,401	565,831
Reliance Steel & Aluminum Co.	14,621	1,593,543
Steel Dynamics, Inc.	43,680	1,375,046
United States Steel Corp. (b)	50,689	489,656
		4,024,076
Leisure Time — 0.9%
Brunswick Corp. (b)	18,162	1,157,101
Harley-Davidson, Inc. (b)	35,297	1,160,565
Polaris Industries, Inc.	13,236	1,202,623
		3,520,289
Lodging — 0.7%
Boyd Gaming Corp.	18,419	584,251
Choice Hotels International, Inc. (b)	6,326	552,576
Wyndham Destinations, Inc.	19,547	637,818
Wyndham Hotels & Resorts, Inc.	21,447	997,500
		2,772,145
Machinery-Construction & Mining — 0.4%
Oshkosh Corp.	15,649	1,054,117
Terex Corp.	14,616	360,869
		1,414,986

	Shares	Value
Machinery-Diversified — 2.9%
AGCO Corp. (b)	14,265	$1,098,833
Cognex Corp.	39,508	2,603,577
CRANE Co.	11,337	575,353
Curtiss-Wright Corp.	9,538	804,626
Graco, Inc.	38,324	2,372,255
Middleby Corp. (a)(b)	12,822	1,276,302
Nordson Corp.	12,141	2,348,434
		11,079,380
Media — 1.9%
AMC Networks, Inc. - Class A (a)(b)	9,338	198,433
Cable One, Inc.	1,228	2,126,724
FactSet Research Systems, Inc.	8,280	2,537,820
TEGNA, Inc.	50,332	605,494
The New York Times Co. - Class A (b)	33,198	1,316,633
World Wrestling Entertainment, Inc. - Class A (b)	10,665	387,779
		7,172,883
Metal Fabricate/Hardware — 0.5%
The Timken Co.	15,592	930,842
Valmont Industries, Inc.	4,868	691,013
Worthington Industries, Inc.	8,410	413,856
		2,035,711
Mining — 0.6%
Compass Minerals International, Inc.	7,796	470,722
Royal Gold, Inc.	15,071	1,790,586
		2,261,308
Miscellaneous Manufacturing — 2.0%
AptarGroup, Inc.	14,804	1,688,988
Axon Enterprise, Inc. (a)(b)	14,463	1,430,391
Carlisle Cos., Inc.	12,623	1,563,611
Donaldson Co., Inc.	29,045	1,379,637
ITT, Inc.	19,804	1,198,340
Trinity Industries, Inc. (b)	21,708	408,979
		7,669,946
Office Furnishings — 0.2%
Herman Miller, Inc.	13,493	411,132
HNI Corp.	9,795	318,827
		729,959
Oil & Gas — 0.9%
Cimarex Energy Co.	23,545	597,337
CNX Resources Corp. (a)	43,050	417,585
EQT Corp.	58,800	890,232
Murphy Oil Corp. (b)	33,656	259,824
Murphy USA, Inc. (a)	6,312	771,894
WPX Energy, Inc. (a)	94,059	433,612
		3,370,484
Oil & Gas Services — 0.1%
ChampionX Corp. (a)	42,736	373,085

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 91.2% (Continued)

Packaging & Containers — 0.6%
Greif, Inc. - Class A	6,054	$245,732
O-I Glass, Inc.	36,068	340,121
Silgan Holdings, Inc.	17,810	613,555
Sonoco Products Co.	23,089	1,128,821
		2,328,229
Pharmaceuticals — 0.9%
Jazz Pharmaceuticals PLC (a)	12,138	1,749,086
PRA Health Sciences, Inc. (a)	14,621	1,424,670
Prestige Brands Holdings, Inc. (a)(b)	11,510	380,175
		3,553,931
Pipelines — 0.3%
Antero Midstream Corp. (b)	64,751	371,023
Equitrans Midstream Corp.	93,540	679,101
		1,050,124
Real Estate — 0.4%
Jones Lang LaSalle, Inc.	11,851	1,337,504

Retail — 5.7%
American Eagle Outfitters, Inc. (b)	35,816	491,037
AutoNation, Inc. (a)(b)	13,236	750,878
BJ’s Wholesale Club Holdings, Inc. (a)(b)	30,161	1,154,865
Casey’s General Stores, Inc.	8,495	1,432,002
Cracker Barrel Old Country Store, Inc.	5,481	623,847
Dick’s Sporting Goods, Inc. (b)	14,978	848,504
Dunkin’ Brands Group, Inc. (b)	18,876	1,882,126
FirstCash, Inc.	9,538	496,358
Five Below, Inc. (a)(b)	12,822	1,709,685
Foot Locker, Inc.	23,959	883,608
Jack in the Box, Inc. (b)	5,208	416,952
Kohl’s Corp. (b)	34,519	734,910
Lithia Motors, Inc. - Class B (b)	4,933	1,132,469
MSC Industrial Direct Co., Inc. - Class A	10,466	729,062
Nordstrom, Inc. (b)	24,930	301,653
Nu Skin Enterprises, Inc. - Class A	11,951	589,782
Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	12,979	1,130,341
Papa John’s International, Inc. (b)	7,205	551,903
RH (a)(b)	3,355	1,124,697
Sally Beauty Holdings, Inc. (a)(b)	25,958	217,268
Texas Roadhouse, Inc. (b)	14,978	1,048,909
The Wendy’s Co.	40,993	895,697
Williams-Sonoma, Inc. (b)	17,905	1,633,115
Wingstop, Inc. (b)	6,453	750,678
World Fuel Services Corp.	14,523	305,709
		21,836,055

	Shares	Value
Savings & Loans — 0.5%
New York Community Bancorp, Inc. (b)	106,863	$888,032
Sterling Bancorp	44,793	599,330
Washington Federal, Inc.	17,391	370,254
		1,857,616
Semiconductors — 2.7%
Cirrus Logic, Inc. (a)	13,426	924,649
CMC Materials, Inc.	6,668	948,123
CREE, Inc. (a)(b)	24,929	1,585,484
MKS Instruments, Inc. (b)	12,622	1,368,099
Monolithic Power Systems, Inc.	9,240	2,953,104
Semtech Corp. (a)	14,978	822,142
Silicon Laboratories, Inc. (a)	10,052	1,029,928
Synaptics, Inc. (a)(b)	7,796	597,719
		10,229,248
Software — 3.2%
ACI Worldwide, Inc. (a)	26,629	776,768
Blackbaud, Inc. (b)	11,437	564,302
CDK Global, Inc. (b)	27,950	1,204,645
Ceridian HCM Holding, Inc. (a)(b)	28,370	2,446,061
CommVault Systems, Inc. (a)	9,792	387,665
Fair Isaac Corp. (a)	6,379	2,497,060
J2 Global, Inc. (a)(b)	10,409	706,563
Manhattan Associates, Inc. (a)	14,621	1,250,095
PTC, Inc. (a)	23,959	2,009,681
Teradata Corp. (a)(b)	24,988	459,030
		12,301,870
Telecommunications — 0.7%
CIENA Corp. (a)	35,354	1,392,594
InterDigital, Inc.	7,024	393,204
Telephone and Data Systems, Inc.	22,473	382,041
ViaSat, Inc. (a)(b)	13,428	455,209
		2,623,048
Toys/Games/Hobbies — 0.3%
Mattel, Inc. (a)(b)	79,890	1,100,085

Transportation — 1.5%
Kirby Corp. (a)	13,750	529,237
Knight-Swift Transportation Holdings, Inc.	28,111	1,067,937
Landstar System, Inc.	8,824	1,100,353
Ryder System, Inc.	12,365	609,100
Werner Enterprises, Inc.	13,152	500,039
XPO Logistics, Inc. (a)	20,932	1,883,880
		5,690,546
Trucking & Leasing — 0.1%
GATX Corp. (b)	7,953	543,031

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 91.2% (Continued)

Water — 0.6%
Essential Utilities, Inc.	51,361	$2,116,073
TOTAL COMMON STOCKS (Cost $339,768,205)		349,251,460

REAL ESTATE INVESTMENT TRUSTS — 8.6%
American Campus Communities, Inc. (b)	31,656	1,185,834
Brixmor Property Group, Inc.	68,226	747,757
Camden Property Trust (b)	22,417	2,067,744
CoreSite Realty Corp.	9,279	1,107,541
Corporate Office Properties Trust	25,759	577,774
Cousins Properties, Inc. (b)	34,169	870,626
CyrusOne, Inc. (b)	25,580	1,817,459
Douglas Emmett, Inc.	37,967	896,021
EastGroup Properties, Inc.	9,023	1,200,781
EPR Properties (b)	17,813	424,662
First Industrial Realty Trust, Inc.	29,242	1,164,124
Healthcare Realty Trust, Inc.	31,041	862,940
Highwoods Properties, Inc.	23,860	710,312
Hudson Pacific Properties, Inc.	35,297	679,820
JBG SMITH Properties	24,517	572,472
Kilroy Realty Corp.	24,388	1,148,187
Lamar Advertising Co. - Class A	19,904	1,233,252
Life Storage, Inc.	10,823	1,235,445
Macerich Co. (b)	26,733	186,062
Medical Properties Trust, Inc.	121,655	2,167,892
National Retail Properties, Inc. (b)	39,608	1,267,852
Omega Healthcare Investors, Inc. (b)	52,232	1,504,804
Park Hotels & Resorts, Inc. (b)	54,230	538,504
Pebblebrook Hotel Trust (b)	30,113	360,754
Physicians Realty Trust (b)	46,587	785,457
PotlatchDeltic Corp.	15,393	639,579
PS Business Parks, Inc.	4,611	525,792
Rayonier, Inc.	31,815	807,465
Rexford Industrial Realty, Inc. (b)	27,025	1,255,582
Sabra Health Care REIT, Inc. (b)	47,305	622,534
Service Properties Trust	37,867	273,021
Spirit Realty Capital, Inc.	23,702	712,245
STORE Capital Corp. (b)	51,199	1,315,814
Taubman Centers, Inc.	14,207	474,798
The GEO Group, Inc. (b)	27,950	247,637
Urban Edge Properties	25,445	239,183
Weingarten Realty Investors	27,675	438,925
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $35,032,468)		32,866,651

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%

Money Market Deposit Accounts, — 0.2%
U.S. Bank Money Market Deposit Account 0.025% (c)	$ 585,077	$ 585,077
TOTAL SHORT-TERM INVESTMENTS (Cost $585,077)		585,077

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 22.8%
Mount Vernon Liquid Assets Portfolio, LLC 0.16% (c)	87,061,332	87,061,332
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $87,061,332)		87,061,332
Total Investments (Cost $462,447,082) — 122.8%		469,764,520
Liabilities in Excess of Other Assets — (22.8)%		(87,095,780)
TOTAL NET ASSETS — 100.0%		$ 382,668,740

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2020. The total value of securities on loan is $83,870,350 or 21.9% of net assets.
(c)	The rate shown is as of October 31, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 48.3%

Auto Manufacturers — 1.7%
PACCAR, Inc.	11,672	$996,555
Tesla Motors, Inc. (a)	31,423	12,193,381
		13,189,936
Beverages — 1.0%
Monster Beverage Corp. (a)	17,788	1,362,027
PepsiCo, Inc.	46,690	6,223,310
		7,585,337
Biotechnology — 2.2%
Alexion Pharmaceuticals, Inc. (a)	7,395	851,460
Amgen, Inc.	19,749	4,284,348
Biogen, Inc. (a)	5,348	1,348,070
BioMarin Pharmaceutical, Inc. (a)	6,120	455,512
Gilead Sciences, Inc.	42,275	2,458,291
Illumina, Inc. (a)	4,924	1,441,255
Incyte Corp. (a)	7,383	639,663
Moderna, Inc. (a)(b)	13,304	897,621
Regeneron Pharmaceuticals, Inc. (a)	3,532	1,919,854
Seagen, Inc. (a)(b)	5,873	979,616
Vertex Pharmaceuticals, Inc. (a)	8,788	1,831,068
		17,106,758
Commercial Services — 1.5%
Automatic Data Processing, Inc.	14,504	2,291,052
Cintas Corp.	3,493	1,098,723
PayPal Holdings, Inc. (a)	39,557	7,362,744
Verisk Analytics, Inc.	5,481	975,454
		11,727,973
Computers — 6.6%
Apple, Inc.	452,022	49,207,115
Check Point Software Technologies Ltd. (a)	4,729	537,025
Cognizant Technology Solutions Corp. - Class A	18,289	1,306,200
Western Digital Corp.	10,209	385,186
		51,435,526
Distribution/Wholesale — 0.2%
Copart, Inc. (a)	7,918	873,830
Fastenal Co.	19,343	836,198
		1,710,028
Electric — 0.3%
Exelon Corp.	32,864	1,310,945
Xcel Energy, Inc.	17,717	1,240,722
		2,551,667
Food — 0.5%
Mondelez International, Inc. - Class A	48,161	2,558,312
The Kraft Heinz Co.	41,225	1,261,073
		3,819,385

	Shares	Value
Healthcare-Products — 0.6%
Align Technology, Inc. (a)	2,661	$1,133,799
IDEXX Laboratories, Inc. (a)	2,870	1,219,234
Intuitive Surgical, Inc. (a)	3,954	2,637,634
		4,990,667
Internet — 13.5%
Alphabet, Inc. - Class A (a)	9,120	14,738,923
Alphabet, Inc. - Class C (a)	8,824	14,303,792
Amazon.com, Inc. (a)	13,247	40,219,879
BAIDU, Inc. - ADR (a)	9,488	1,262,379
Booking Holdings, Inc. (a)	1,388	2,252,030
CDW Corp.	4,818	590,687
eBay, Inc.	23,599	1,124,020
Expedia Group, Inc.	4,583	431,490
Facebook, Inc. - Class A (a)	63,554	16,721,693
JD.com, Inc. - ADR (a)	30,950	2,523,044
MercadoLibre, Inc. (a)(b)	1,684	2,044,460
Netflix, Inc. (a)	14,878	7,078,060
Pinduoduo, Inc. - ADR (a)(b)	9,733	875,775
Trip.com Group Ltd. - ADR (a)	17,633	507,125
VeriSign, Inc. (a)	3,879	739,725
		105,413,082
Lodging — 0.1%
Marriott International, Inc. - Class A	10,944	1,016,479

Media — 1.6%
Charter Communications, Inc. - Class A (a)	6,912	4,173,604
Comcast Corp. - Class A	153,694	6,492,035
FOX Corp. - Class A (b)	11,589	307,340
FOX Corp. - Class B	8,809	230,267
Liberty Global PLC - Class A (a)(b)	6,153	116,784
Liberty Global PLC - Class C (a)(b)	13,447	250,921
Sirius XM Holdings, Inc. (b)	146,332	838,482
		12,409,433
Pharmaceuticals — 0.1%
DexCom, Inc. (a)	3,239	1,035,120

Retail — 1.8%
Costco Wholesale Corp.	14,889	5,324,604
Dollar Tree, Inc. (a)	8,009	723,373
Lululemon Athletica, Inc. (a)	4,202	1,341,657
O’Reilly Automotive, Inc. (a)	2,502	1,092,373
Ross Stores, Inc.	12,001	1,022,125
Starbucks Corp.	39,414	3,427,441
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,906	394,104
Walgreens Boots Alliance, Inc.	29,215	994,479
		14,320,156
Semiconductors — 6.0%
Advanced Micro Devices, Inc. (a)	39,585	2,980,355

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 48.3% (Continued)

Semiconductors — 6.0% (Continued)
Analog Devices, Inc.	12,451	$1,475,817
Applied Materials, Inc.	30,797	1,824,106
ASML Holding NV - ADR (b)	2,584	933,367
Broadcom, Inc.	13,483	4,714,061
Intel Corp.	143,397	6,349,619
KLA Corp.	5,245	1,034,209
Lam Research Corp.	4,913	1,680,639
Maxim Integrated Products, Inc.	9,003	627,059
Microchip Technology, Inc.	8,518	895,071
Micron Technology, Inc. (a)	37,464	1,885,938
NVIDIA Corp.	20,810	10,433,302
NXP Semiconductors NV	9,414	1,272,020
QUALCOMM, Inc.	38,043	4,692,984
Skyworks Solutions, Inc.	5,638	796,593
Texas Instruments, Inc.	30,890	4,466,385
Xilinx, Inc.	8,243	978,362
		47,039,887
Software — 9.1%
Activision Blizzard, Inc.	26,033	1,971,479
Adobe Systems, Inc. (a)	16,182	7,234,972
ANSYS, Inc. (a)	2,901	882,977
Autodesk, Inc. (a)	7,397	1,742,289
Cadence Design System, Inc. (a)	9,405	1,028,625
Cerner Corp.	10,307	722,418
Citrix Systems, Inc.	4,174	472,789
DocuSign, Inc. (a)	6,245	1,263,051
Electronic Arts, Inc. (a)	9,740	1,167,144
Fiserv, Inc. (a)	22,588	2,156,476
Intuit, Inc.	8,834	2,779,883
Microsoft Corp.	200,021	40,498,252
NetEase, Inc. - ADR	12,101	1,050,246
Paychex, Inc.	12,099	995,143
Splunk, Inc. (a)	5,361	1,061,693
Synopsys, Inc. (a)	5,125	1,096,033
Take-Two Interactive Software, Inc. (a)	3,867	599,076
Workday, Inc. - Class A (a)	5,974	1,255,257
Zoom Video Communications, Inc. - Class A (a)	6,151	2,835,057
		70,812,860
Telecommunications — 1.2%
Cisco Systems, Inc.	142,356	5,110,580
T-Mobile US, Inc. (a)	41,740	4,573,452
		9,684,032
Transportation — 0.3%
CSX Corp.	25,797	2,036,415
TOTAL COMMON STOCKS (Cost $295,168,237)		377,884,741

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 51.9%

Money Market Deposit Accounts, — 0.7%
U.S. Bank Money Market Deposit Account 0.025% (c)	$ 5,243,030	$ 5,243,030

U.S. Treasury Bills — 51.2%
0.00% 01/14/2021 (a)(c)	400,000,000	399,939,976
TOTAL SHORT-TERM INVESTMENTS (Cost $405,157,030)		405,183,006

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 0.6%
Mount Vernon Liquid Assets Portfolio, LLC 0.16% (c)	4,601,812	4,601,812
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,601,812)		4,601,812
Total Investments (Cost $704,939,079) — 100.8%		787,669,559
Liabilities in Excess of Other Assets — (0.8)%		(6,257,206)
TOTAL NET ASSETS — 100.0%		$ 781,412,353

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2020. The total value of securities on loan is $4,279,661 or 0.5% of net assets.
(c)	The rate shown is as of October 31, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.1%

Austria — 0.5%
Andritz AG	949	$31,964
Erste Group Bank AG	3,887	79,584
OMV AG	1,895	43,478
Raiffeisen Bank International AG (a)	1,801	25,884
Telekom Austria AG	1,895	12,756
Verbund AG	949	54,577
Vienna Insurance Group AG Wiener Versicherung Gruppe	570	11,564
Voestalpine AG	1,613	44,804
		304,611
Belgium — 2.9%
Ackermans & van Haaren NV (a)	285	35,051
Ageas	2,465	99,188
Anheuser-Busch InBev SA/NV - ADR (b)	10,800	560,628
Colruyt SA	664	39,300
Elia Group SA/NV	476	46,068
Galapagos NV - ADR (a)	597	69,538
Groupe Bruxelles Lambert SA	1,422	116,393
KBC Groep NV	3,790	186,845
Proximus SADP	1,895	36,846
Sofina SA	191	49,606
Solvay SA - Class A	949	77,036
Telenet Group Holding NV	664	25,520
UCB SA	1,613	159,115
Umicore SA	2,750	105,820
		1,606,954
Cyprus — 0.0%
Cairo Mezz PLC (a)	3,180	384

Finland — 4.6%
Elisa OYJ	1,992	97,996
Fortum OYJ	5,876	110,522
Huhtamaki OYJ	1,234	60,246
Kesko OYJ - Class B	3,696	94,958
Kojamo Oyj	2,653	54,690
Kone OYJ - Class B	5,306	422,315
Metso Outotec Oyj	8,244	58,040
Neles Oyj	1,422	19,037
Neste OYJ	5,685	295,827
Nokia OYJ - ADR (a) (b)	72,816	245,390
Nokian Renkaat OYJ	1,895	58,243
Nordea Bank Abp (a)	44,055	331,453
Orion OYJ - Class B	1,422	60,863
Sampo OYJ - Class A	7,300	275,462
Stora Enso OYJ - Class R	7,865	114,728
UPM-Kymmene OYJ	7,295	206,115

	Shares	Value
Finland — 4.6% (Continued)
Wartsila OYJ Abp	6,634	$52,708
		2,558,593
France — 29.4%
Accor SA (a)	2,267	57,716
Aeroports de Paris	332	32,441
Air Liquide SA	6,074	887,794
ALD SA (c)	684	7,369
Alstom SA (a)	2,361	105,810
Amundi SA (a) (c)	694	45,505
Arkema SA	845	82,745
Atos SE (a)	1,194	81,488
AXA SA	25,041	402,462
BioMerieux	540	80,375
BNP Paribas SA (a)	14,107	490,507
Bollore SA	11,937	42,764
Bouygues SA	2,683	87,962
Bureau Veritas SA (a)	3,458	75,915
Capgemini SE	2,039	235,429
Carrefour SA	7,372	114,706
Casino Guichard Perrachon SA (a)	560	12,604
Cie de Saint-Gobain (a)	6,282	245,096
Cie Generale des Etablissements Michelin	2,267	244,593
CNP Assurances (a)	1,650	18,582
Credit Agricole SA (a)	14,704	116,141
Danone SA	7,808	431,035
Dassault Aviation SA (a)	30	25,017
Dassault Systemes SE	1,707	291,349
Edenred	3,156	147,172
Eiffage SA (a)	959	69,605
Electricite de France SA	6,396	74,252
Engie SA (a)	21,459	259,543
EssilorLuxottica SA (a)	3,837	474,581
Eurazeo SE (a)	570	25,917
Faurecia (a)	872	33,047
Getlink SE (a)	5,695	76,541
Hermes International	399	371,290
Iliad SA	191	36,926
Imerys SA	399	11,915
Ingenico Group SA (a)	798	114,779
Ipsen SA	409	37,226
JCDecaux SA (a)	949	14,644
Kering	969	585,149
La Francaise des Jeux SAEM (c)	1,043	39,090
Legrand SA	3,458	255,656
L’Oreal SA	3,136	1,014,252
LVMH Moet Hennessy Louis Vuitton SE - ADR	16,391	1,542,885
Natixis SA (a)	9,351	21,738
Orange SA	24,746	277,540

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.1% (Continued)

France — 29.4% (Continued)
Orpea (a)	607	$60,613
Pernod Ricard SA	2,700	435,205
Peugeot SA (a)	6,926	124,464
Plastic Omnium SA	590	13,434
Publicis Groupe SA	2,710	94,054
Remy Cointreau SA	295	49,818
Renault SA (a)	2,267	56,119
Rexel SA (a)	3,669	38,577
Rubis SCA	1,130	37,086
Safran SA (a)	4,189	441,620
Sanofi - ADR	28,509	1,291,458
Sartorius Stedim Biotech	305	115,659
Schneider Electric SE	6,869	833,595
SCOR SE (a)	1,925	46,767
SEB SA	332	53,978
Societe Generale SA (a)	9,884	133,992
Sodexo SA	1,090	69,947
Suez SA	4,662	85,353
Teleperformance	751	225,397
Thales SA	1,261	82,066
TOTAL SA - ADR (b)	31,692	961,218
Ubisoft Entertainment SA (a)	1,187	104,706
Valeo SA	3,015	91,191
Veolia Environnement SA	6,416	119,483
Vinci SA	6,054	478,183
Vivendi SA	10,374	299,514
Wendel SA	315	27,295
Worldline SA/France (a) (c)	1,878	139,194
		16,209,139
Germany — 26.4%
1&1 Drillisch AG	446	9,397
adidas AG (a)	2,512	746,026
Allianz SE	5,440	957,067
BASF SE	11,957	655,481
Bayer AG - ADR	51,387	602,769
Bayerische Motoren Werke AG	4,159	284,232
Bechtle AG	342	58,671
Beiersdorf AG	1,281	134,123
Brenntag AG	1,972	126,042
Carl Zeiss Meditec AG	476	61,480
Commerzbank AG (a)	12,913	60,833
Continental AG	1,385	147,238
Covestro AG (c)	2,160	103,066
CTS Eventim AG & Co KGaA (a)	758	33,582
Daimler AG	10,508	543,372
Delivery Hero SE (a) (c)	1,831	210,645
Deutsche Bank AG (a)	26,413	243,049
Deutsche Boerse AG	2,388	351,401

	Shares	Value
Germany — 26.4% (Continued)
Deutsche Lufthansa AG (a)	3,498	$30,033
Deutsche Post AG	12,745	564,643
Deutsche Telekom AG	42,160	641,756
Deutsche Wohnen SE	4,474	225,776
DWS Group GmbH & Co KGaA (c)	352	11,952
E.ON SE	28,080	292,760
Evonik Industries AG	2,371	57,078
Fielmann AG (a)	275	20,850
Fraport AG Frankfurt Airport Services Worldwide (a)	372	13,439
Fresenius Medical Care AG & Co KGaA - ADR (b)	5,232	200,019
Fresenius SE & Co. KGaA	5,212	193,273
FUCHS PETROLUB SE	342	13,104
GEA Group AG	2,066	68,744
GRENKE AG	258	10,072
Hannover Rueck SE	758	110,085
HeidelbergCement AG	1,895	108,408
Hella GmbH & Co. KGaA (a)	570	24,881
HelloFresh SE (a)	1,774	94,874
Henkel AG & Co. KGaA	1,291	116,751
HOCHTIEF AG	211	15,531
Infineon Technologies AG	16,958	472,027
KION Group AG	882	68,659
Knorr-Bremse AG	835	96,694
LANXESS AG	1,033	52,358
LEG Immobilien AG	882	119,178
Merck KGaA	1,670	247,302
METRO AG	1,821	17,857
MTU Aero Engines AG	674	115,038
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	1,831	428,199
Nemetschek SE	664	48,023
OSRAM Licht AG (a)	379	22,247
ProSiebenSat.1 Media SE (a)	1,754	19,570
Puma SE (a)	1,033	90,279
Rational AG	40	29,978
Rheinmetall AG	523	38,191
RWE AG	8,177	302,746
SAP SE - ADR (b)	14,751	1,575,849
Scout24 AG (c)	1,308	105,340
Siemens AG - ADR (b)	18,266	1,175,052
Siemens Energy AG (a)	4,860	106,411
Siemens Healthineers AG (c)	1,754	75,287
Suedzucker AG	788	11,343
Symrise AG	1,630	200,943
Talanx AG	580	17,077
TeamViewer AG (a) (c)	1,526	67,180
Telefonica Deutschland Holding AG	7,325	18,487

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.1% (Continued)

Germany — 26.4% (Continued)
ThyssenKrupp AG (a)	5,296	$25,258
Traton SE	466	9,045
Uniper SE	1,348	40,285
United Internet AG	1,318	46,204
Varta AG (a)	154	19,299
Volkswagen AG	399	62,083
Vonovia SE	7,382	471,310
Wacker Chemie AG	191	18,423
Zalando SE (a) (c)	2,066	192,926
		14,548,651
Greece — 0.3%
Alpha Bank AE (a)	18,759	9,460
Eurobank Ergasias SA (a)	34,771	11,529
FF Group (a) (d)	1,259	7,038
Hellenic Petroleum SA	758	3,708
Hellenic Telecommunications Organization SA	3,223	42,867
JUMBO SA	1,422	19,874
Motor Oil Hellas Corinth Refineries SA	758	7,062
Mytilineos SA	1,422	15,535
National Bank of Greece SA (a)	7,486	7,817
OPAP SA	2,750	22,179
		147,069
Ireland — 0.8%
AIB Group PLC (a)	10,706	12,026
Glanbia PLC	2,653	25,213
Kerry Group PLC - Class A	2,086	249,505
Kingspan Group PLC (a)	2,086	181,844
		468,588
Italy — 5.9%
A2A SpA	21,033	26,737
Amplifon SpA (a)	1,707	62,047
Assicurazioni Generali SpA	17,243	231,144
Atlantia SpA (a)	6,728	103,079
Banca Mediolanum SpA	3,508	23,942
Buzzi Unicem SpA	949	20,530
Buzzi Unicem SpA - Savings Shares	570	8,086
DiaSorin SpA	285	62,568
Enel SpA	106,011	843,762
Eni SpA	33,255	232,808
FinecoBank Banca Fineco SpA (a)	8,338	114,102
Hera SpA	9,569	30,090
Infrastrutture Wireless Italiane SpA (c)	4,454	48,138
Intesa Sanpaolo SpA (a)	211,737	350,071
Italgas SpA	6,634	38,338
Leonardo SpA	5,400	25,710

	Shares	Value
Italy — 5.9% (Continued)
Mediobanca Banca di Credito Finanziario SpA	10,518	$74,576
Moncler SpA (a)	2,653	106,166
Nexi SpA (a) (c)	3,981	61,155
Pirelli & C SpA (a) (c)	5,306	22,123
Poste Italiane SpA (c)	6,255	50,994
Prysmian SpA	3,223	87,610
Recordati SpA	1,328	68,810
Snam SpA	29,750	145,176
Telecom Italia SpA	145,139	49,257
Telecom Italia SpA - Savings Shares	82,328	29,944
Terna Rete Elettrica Nazionale SpA	18,950	128,095
UniCredit SpA (a)	29,180	217,534
UnipolSai Assicurazioni SpA	6,822	15,843
		3,278,435
Luxembourg — 0.7%
ArcelorMittal (a)	9,569	129,856
Aroundtown SA (a)	14,969	71,774
Eurofins Scientific SE (a)	154	122,643
RTL Group SA (a)	409	15,538
Tenaris SA - ADR	2,673	25,554
		365,365
Netherlands — 16.6%
Aalberts Industries NV	1,328	44,605
ABN AMRO Group NV - ADR (a) (c)	5,685	46,652
Adyen NV (a) (c)	372	627,127
Aegon NV	23,971	64,630
Airbus SE - ADR (a)	28,972	529,318
Akzo Nobel NV	2,653	255,527
Altice Europe NV (a)	379	1,878
Altice NV - Class A (a)	7,392	36,408
Argenx SE - ADR (a)	607	150,615
ASM International NV	664	94,964
ASML Holding NV - ADR (b)	5,202	1,879,014
ASR Nederland NV	1,895	57,603
Davide Campari-Milano NV	7,580	79,134
Euronext NV (c)	768	80,098
EXOR NV	1,422	73,863
Ferrari NV	1,660	296,087
GrandVision NV (a) (c)	664	18,444
Heineken Holding NV	1,422	109,884
Heineken NV	3,223	286,028
IMCD NV	758	87,803
ING Groep NV - ADR (a) (b)	50,988	347,738
JDE Peet’s BV (a)	855	30,471
Koninklijke Ahold Delhaize NV	14,687	403,511
Koninklijke DSM NV	2,371	379,551
Koninklijke KPN NV	45,095	121,846
Koninklijke Philips NV (a)	12,413	576,463

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.1% (Continued)

Netherlands — 16.6% (Continued)
Koninklijke Vopak NV	949	$49,327
NN Group NV	4,266	148,753
Prosus NV	5,876	587,032
QIAGEN NV (a)	2,824	134,091
Randstad Holding NV (a)	1,516	75,762
Signify NV (a) (c)	1,707	60,815
Unilever NV	19,802	1,119,676
Wolters Kluwer NV	3,602	291,892
		9,146,610
Portugal — 0.5%
EDP - Energias de Portugal SA	38,370	189,117
Galp Energia SGPS SA	7,013	56,798
Jeronimo Martins SGPS SA	3,317	52,693
		298,608
Spain — 7.4%
Acciona SA	285	28,778
ACS Actividades de Construccion y Servicios SA	3,129	74,341
Aena SME SA (a) (c)	949	127,767
Amadeus IT Holding SA	5,779	275,883
Banco Bilbao Vizcaya Argentaria SA - ADR	86,383	249,647
Banco Santander SA - ADR (b)	213,075	428,281
Bankia SA	16,391	20,082
Bankinter SA	9,381	35,148
CaixaBank SA	48,979	89,102
Cellnex Telecom SA (c)	4,645	298,187
EDP Renovaveis SA	2,086	39,649
Enagas SA	3,411	73,612
Endesa SA	4,360	116,842
Ferrovial SA	6,537	141,417
Grifols SA	4,548	122,833
Iberdrola SA	81,000	955,155
Industria de Diseno Textil SA	14,308	353,105
Mapfre SA	13,453	20,274
Naturgy Energy Group SA	4,075	75,698
Red Electrica Corp. SA	5,876	103,507
Repsol SA	19,329	120,211
Siemens Gamesa Renewable Energy SA (a)	3,032	85,914
Telefonica SA	64,327	210,220
Zardoya Otis SA	2,465	15,043
		4,060,696
Switzerland — 0.5%
STMicroelectronics NV	8,197	249,644

United Kingdom — 0.6%
CNH Industrial NV (a)	13,453	104,349
Fiat Chrysler Automobiles NV (a)	15,066	184,976

	Shares	Value
United Kingdom — 0.6% (Continued)
TechnipFMC PLC	5,440	$29,784
		319,109
TOTAL COMMON STOCKS (Cost $59,050,329)		53,562,456

PREFERRED STOCKS — 1.7%

Germany — 1.7%
Bayerische Motoren Werke AG	684	$35,370
FUCHS PETROLUB SE	835	42,964
Henkel AG & Co. KGaA	2,257	219,541
Porsche Automobil Holding SE	1,945	104,201
Sartorius AG	436	184,529
Volkswagen AG	2,378	346,468
		933,073
TOTAL PREFERRED STOCKS (Cost $1,023,437)		933,073

REAL ESTATE INVESTMENT TRUSTS — 0.5%

France — 0.4%
Covivio	597	35,529
Gecina SA	654	81,195
ICADE	352	17,792
Klepierre	2,180	27,611
Unibail-Rodamco-Westfield (b)	1,801	73,204
		235,331
Spain — 0.1%
Inmobiliaria Colonial Socimi SA	4,454	31,669
Merlin Properties Socimi SA	4,548	30,589
		62,258
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $331,534)		297,589
	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%
Money Market Deposit Accounts — 0.2%
U.S. Bank Money Market Deposit Account, 0.025% (e)	$108,392	108,392
TOTAL SHORT-TERM INVESTMENTS (Cost $108,392)		108,392

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 12.7%
Mount Vernon Liquid Assets Portfolio, LLC, 0.16% (e)	7,021,988	$7,021,988
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,021,988)		7,021,988

Total Investments (Cost $67,535,680) — 112.2%		61,923,498
Liabilities in Excess of Other Assets — (12.2)%		(6,755,350)
TOTAL NET ASSETS — 100.0%		$55,168,148

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2020. The total value of securities on loan is $6,802,792 or 12.3% of net assets.
(c)

Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $2,439,054 or 4.42% of net assets.

(d)	As of October 31, 2020, the Fund has fair valued this security. This security is deemed illiquid according to the Fund’s liquidity guidelines. Value determined using significant unobservable inputs.
(e)	The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of the financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.3%

Australia — 8.1%
AGL Energy Ltd.	37,268	$326,921
Alumina Ltd.	196,205	197,904
Aurizon Holdings Ltd.	98,812	261,845
BHP Billiton Ltd. - ADR (a)	48,355	2,326,359
Coca-Cola Amatil Ltd.	35,714	312,034
Fortescue Metals Group Ltd.	245,400	2,996,175
Origin Energy Ltd.	78,416	220,474
Sydney Airport	125,695	481,512
Telstra Corp. Ltd.	545,957	1,028,457
Woodside Petroleum Ltd.	50,764	625,148
Worley Ltd.	20,739	137,174
		8,914,003
Austria — 0.4%
OMV AG	17,455	400,479

Bermuda — 1.0%
CK Infrastructure Holdings Ltd.	134,976	635,488
Dairy Farm International Holdings Ltd.	55,565	209,480
Pacific Century Premium Developments Ltd. (b)	56,744	6,002
Yue Yue Industrial Holdings Ltd.	134,746	219,348
		1,070,318
Canada — 2.6%
BCE, Inc. (a)	45,570	1,832,826
Nutrien Ltd. (a)	24,612	1,001,216
		2,834,042
Cayman Islands — 2.1%
Chow Tai Fook Jewellery Group Ltd.	888,740	1,134,927
NagaCorp Ltd.	250,169	258,156
Uni-President China Holdings Ltd.	176,776	152,776
Want Want China Holdings Ltd.	460,819	304,340
WH Group Ltd. (c)	631,285	495,908
		2,346,107
Finland — 0.9%
Fortum OYJ	50,500	949,856

France — 1.9%
Sodexo SA	5,488	352,176
TOTAL SA - ADR (a)	57,195	1,734,724
		2,086,900
Germany — 2.0%
Deutsche Telekom AG	144,789	2,203,967

Hong Kong — 3.6%
CK Hutchison Holdings Ltd.	209,585	1,262,511
CLP Holdings Ltd.	91,326	839,928
Jardine Matheson Holdings Ltd.	10,990	487,846

	Shares	Value
Hong Kong — 3.6% (Continued)
Lenovo Group Ltd.	723,922	$452,889
PCCW Ltd.	525,849	316,086
Power Assets Holdings Ltd.	123,132	632,933
		3,992,193
Israel — 0.2%
ICL Group Ltd.	57,617	209,728

Italy — 1.5%
Eni SpA - ADR (a)	116,107	1,623,176

Japan — 17.2%
Bridgestone Corp.	26,762	866,547
Canon, Inc. - ADR (a)	65,761	1,147,529
ENEOS Holdings, Inc.	158,924	532,201
Idemitsu Kosan Co Ltd.	15,073	303,058
Inpex Corp.	96,534	453,649
ITOCHU Corp.	57,094	1,363,341
Japan Tobacco, Inc.	117,633	2,213,449
Marubeni Corp.	101,230	525,222
Mitsubishi Chemical Holdings Corp.	79,656	446,004
Mitsubishi Corp.	70,303	1,561,580
Nippon Telegraph & Telephone Corp.	108,896	2,284,117
NTT DOCOMO, Inc.	93,705	3,478,975
SoftBank Corp.	199,865	2,314,689
Subaru Corp.	39,892	726,054
Sumitomo Corp.	72,677	794,487
		19,010,902
Jersey — 0.7%
WPP PLC - ADR (a)	19,879	794,166

Netherlands Antilles — 1.5%
Schlumberger Ltd.	112,743	1,684,380

New Zealand — 0.3%
Meridian Energy Ltd.	92,628	324,602

Norway — 2.9%
Equinor ASA - ADR	150,907	1,936,137
Telenor ASA	79,804	1,230,499
		3,166,636
Portugal — 0.3%
Galp Energia SGPS SA	44,523	360,590

Republic of Korea — 0.7%
GS Holdings Corp.	4,806	139,771
POSCO - ADR	13,760	637,226
		776,997
South Korea — 0.4%
KT&G Corp.	6,783	484,201

The accompanying notes are an integral part of the financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — 93.3% (Continued)

Spain — 2.2%
Endesa SA	51,405	$1,377,577
Naturgy Energy Group SA	56,900	1,056,981
Repsol SA	4,580	28,484
		2,463,042
Sweden — 0.7%
Telia Co. AB (a)	195,115	748,148

Switzerland — 2.9%
Glencore PLC (b)	550,947	1,112,743
LafargeHolcim Ltd.	25,307	1,086,025
Swisscom AG	2,046	1,040,460
		3,239,228
United Kingdom — 13.8%
Anglo American PLC	54,270	1,273,401
BAE Systems PLC	134,536	691,939
BP PLC - ADR	90,017	1,393,463
British American Tobacco PLC - ADR (a)	61,364	1,956,284
GlaxoSmithKline PLC - ADR	59,470	1,987,488
Imperial Brands PLC	121,518	1,926,908
Rio Tinto PLC - ADR (a)	43,000	2,441,110
Royal Dutch Shell PLC - ADR	68,361	1,650,918
Vodafone Group PLC - ADR	138,498	1,871,108
		15,192,619
United States — 25.4%
AbbVie, Inc.	26,453	2,251,150
Altria Group, Inc.	59,172	2,134,926
AT&T, Inc.	75,642	2,043,847
Chevron Corp.	24,597	1,709,492
Dow, Inc.	43,702	1,988,004
HP, Inc.	51,080	917,397
International Business Machines Corp.	18,775	2,096,417
Kinder Morgan, Inc.	125,043	1,488,012
LyondellBasell Industries NV - Class A	17,372	1,189,113
Pfizer, Inc.	68,938	2,445,920
Philip Morris International, Inc.	32,320	2,295,366
Southern Copper Corp. (a)	29,323	1,534,766
The Kraft Heinz Co.	55,529	1,698,632
Valero Energy Corp.	18,648	719,999
Verizon Communications, Inc.	43,026	2,452,052
Walgreens Boots Alliance, Inc.	33,077	1,125,941
		28,091,034
TOTAL COMMON STOCKS (Cost $131,652,230)		102,967,314

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 5.8%

Australia — 2.0%
Dexus	52,475	$317,576
GPT Group	112,228	317,906
Mirvac Group	181,062	268,536
Scentre Group	435,426	642,727
STOCKLAND	153,661	415,831
Vicinity Centres	312,480	265,767
		2,228,343
France — 0.7%
Unibail-Rodamco-Westfield (a)	19,432	789,836

Hong Kong — 0.2%
Champion REIT	369,311	178,641

Singapore — 0.1%
CapitaLand Commercial Trust (d)	184,539	203,271

United States — 2.8%
Public Storage	6,280	1,438,559
Simon Property Group, Inc. (a)	26,705	1,677,341
		3,115,900
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,240,968)		6,515,991

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%

Money Market Deposit Accounts — 0.2%
U.S. Bank Money Market Deposit Account, 0.025% (d)	$191,879	191,879
TOTAL SHORT-TERM INVESTMENTS (Cost $191,879)		191,879

The accompanying notes are an integral part of the financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)(Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 16.5%
Mount Vernon Liquid Assets Portfolio, LLC, 0.16% (e)	18,210,715	$18,210,715
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $18,210,715)		18,210,715
Total Investments (Cost $156,295,792) — 115.8%		127,885,899
Liabilities in Excess of Other Assets — (15.8)%		(17,492,908)
TOTAL NET ASSETS — 100.0%		$110,392,991

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	All or a portion of this security is on loan as of October 31, 2020. The total value of securities on loan is $17,715,254 or 16.0% of net assets.
(b)	Non-income producing security.
(c)

Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $495,908 or 0.45% of net assets.

(d)	As of October 31, 2020, the Fund has fair valued this security. This security is deemed illiquid according to the Fund’s liquidity guidelines. Value determined using significant unobservable inputs.
(e)	The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.9%

Advertising — 1.0%
Omnicom Group, Inc.	41,551	$1,961,207

Agriculture — 1.7%
Altria Group, Inc.	93,268	3,365,109

Apparel — 2.1%
Capri Holdings Ltd. (a)(b)	53,393	1,132,999
Carter’s, Inc.	9,295	757,078
Hanesbrands, Inc. (a)	78,509	1,261,640
PVH Corp.	15,846	923,663
		4,075,380
Auto Parts & Equipment — 0.4%
Allison Transmission Holdings, Inc.	21,178	765,585

Beverages — 1.1%
Molson Coors Brewing Co. - Class B (a)	62,873	2,216,902

Biotechnology — 6.3%
Alexion Pharmaceuticals, Inc. (b)	33,506	3,857,881
Biogen, Inc. (b)	14,890	3,753,322
Gilead Sciences, Inc.	62,256	3,620,187
United Therapeutics Corp. (b)	9,100	1,221,493
		12,452,883
Chemicals — 4.0%
Cabot Corp.	10,172	386,638
CF Industries Holdings, Inc.	56,175	1,550,992
Dow, Inc.	83,620	3,803,874
Eastman Chemical Co.	25,855	2,090,118
		7,831,622
Commercial Services — 4.5%
Euronet Worldwide, Inc. (b)	8,418	747,855
Graham Holdings Co. - Class B	853	324,430
Grand Canyon Education, Inc. (b)	5,577	437,070
H&R Block, Inc.	52,715	909,861
ManpowerGroup, Inc.	23,776	1,613,677
Quanta Services, Inc.	37,245	2,325,205
Robert Half International, Inc.	19,451	985,971
WEX, Inc. (a)(b)	12,221	1,546,568
		8,890,637
Computers — 9.6%
Cognizant Technology Solutions Corp. - Class A	61,509	4,392,973
DXC Technology Co.	183,763	3,384,914
HP, Inc.	197,837	3,553,153
International Business Machines Corp.	33,136	3,699,966
Lumentum Holdings, Inc. (b)	9,380	775,632

	Shares	Value
Computers — 9.6% (Continued)
NCR Corp. (b)	40,328	$819,465
NetApp, Inc.	29,890	1,311,872
Science Applications International Corp.	12,240	934,769
		18,872,744
Distribution/Wholesale — 1.3%
LKQ Corp. (b)	55,372	1,771,350
Univar Solutions, Inc. (b)	46,190	766,292
		2,537,642
Electric — 2.5%
NRG Energy, Inc.	71,076	2,247,423
Vistra Corp.	159,202	2,765,339
		5,012,762
Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	7,556	673,542

Electronics — 4.1%
Arrow Electronics, Inc. (b)	31,675	2,467,166
AVNET, Inc.	37,425	923,275
Jabil, Inc.	38,335	1,270,422
nVent Electric PLC	27,965	504,768
SYNNEX Corp.	21,316	2,806,038
		7,971,669
Food — 4.7%
Kroger Co.	115,855	3,731,690
Sprouts Farmers Market, Inc. (a)(b)	31,538	600,799
Tyson Foods, Inc. - Class A	64,163	3,672,048
US Foods Holding Corp. (b)	56,595	1,182,835
		9,187,372
Hand/Machine Tools — 0.9%
Regal Beloit Corp.	6,654	656,417
Snap-On, Inc. (a)	7,586	1,195,023
		1,851,440
Healthcare-Services — 4.4%
DaVita, Inc. (a)(b)	30,459	2,627,089
HCA Healthcare, Inc.	29,608	3,669,615
Universal Health Services, Inc. - Class B	22,460	2,460,493
		8,757,197
Home Builders — 3.2%
Lennar Corp. - Class A	55,821	3,920,309
PulteGroup, Inc.	56,263	2,293,280
		6,213,589
Household Products/Wares — 0.3%
Spectrum Brands Holdings, Inc.	11,017	626,537

Housewares — 0.8%
Newell Brands, Inc.	92,863	1,639,961

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 96.9% (Continued)

Internet — 2.5%
eBay, Inc.	78,221	$3,725,666
F5 Networks, Inc. (b)	8,351	1,110,182
		4,835,848
Iron/Steel — 2.2%
Nucor Corp.	46,784	2,234,404
Reliance Steel & Aluminum Co.	18,885	2,058,276
		4,292,680
Leisure Time — 1.2%
Harley-Davidson, Inc. (a)	47,437	1,559,729
Polaris Industries, Inc.	9,604	872,619
		2,432,348
Machinery-Diversified — 0.8%
CRANE Co.	10,438	529,728
GrafTech International Ltd. (a)	164,098	1,107,662
		1,637,390
Media — 3.4%
Discovery, Inc. - Class A (a)(b)	180,162	3,646,479
FOX Corp. - Class A (a)	116,416	3,087,352
		6,733,831
Metal Fabricate/Hardware — 0.7%
The Timken Co.	14,140	844,158
Valmont Industries, Inc.	3,160	448,562
		1,292,720
Miscellaneous Manufacturing — 0.8%
Carlisle Cos., Inc.	8,004	991,455
ITT, Inc.	9,690	586,342
		1,577,797
Office/Business Equipment — 0.7%
Xerox Holdings Corp.	79,621	1,383,813

Oil & Gas Services — 2.7%
Halliburton Co. (a)	182,810	2,204,689
Schlumberger Ltd.	212,810	3,179,381
		5,384,070
Pharmaceuticals — 8.7%
Bristol-Myers Squibb Co.	66,924	3,911,708
Cardinal Health, Inc.	51,179	2,343,486
CVS Health Corp.	67,470	3,784,392
Herbalife Ltd. (b)	20,295	916,116
McKesson Corp.	26,682	3,935,328
Mylan NV (a)(b)	152,449	2,216,609
		17,107,639
Retail — 13.4%
AutoNation, Inc. (a)(b)	50,632	2,872,353
Best Buy Co., Inc.	38,657	4,312,188
Dick’s Sporting Goods, Inc. (a)	32,386	1,834,667
Genuine Parts Co.	21,040	1,902,647
Lowe’s Cos., Inc.	25,686	4,060,957

	Shares	Value
Retail — 13.4% (Continued)
MSC Industrial Direct Co., Inc.	7,662	$533,735
Nu Skin Enterprises, Inc. - Class A	6,905	340,762
Penske Automotive Group, Inc. (a)	39,740	2,033,098
Qurate Retail Group, Inc. QVC Group - Class A	441,643	2,989,923
Target Corp.	27,631	4,205,991
Williams-Sonoma, Inc. (a)	15,108	1,378,001
		26,464,322
Semiconductors — 1.8%
Intel Corp.	80,094	3,546,562

Shipbuilding — 0.6%
Huntington Ingalls Industries, Inc.	8,561	1,262,576

Telecommunications — 2.9%
Cisco Systems, Inc.	100,672	3,614,125
CommScope Holding Co., Inc. (b)	142,491	1,268,170
Juniper Networks, Inc.	38,155	752,416
		5,634,711
Textiles — 0.8%
Mohawk Industries, Inc. (b)	15,167	1,565,083

Transportation — 0.5%
Kirby Corp. (b)	13,653	525,504
Schneider National, Inc. - Class B	20,000	441,200
		966,704
TOTAL COMMON STOCKS (Cost $189,804,532)		191,021,874

PREFERRED STOCKS — 0.3%

Retail — 0.3%
Qurate Retail, Inc. (b)	6,596	645,242
TOTAL PREFERRED STOCKS (Cost $475,917)		645,242

REAL ESTATE INVESTMENT TRUSTS — 2.4%
Corporate Office Properties Trust	26,541	595,315
Equity Commonwealth	3,599	95,085
New Residential Investment Corp.	536,996	4,027,470
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,947,214)		4,717,870

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%

Money Market Deposit Accounts — 0.3%
U.S. Bank Money Market Deposit Account, 0.025% (c)	$553,012	$553,012
TOTAL SHORT-TERM INVESTMENTS (Cost $553,012)		553,012

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 10.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.16% (c)	20,197,179	20,197,179
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $20,197,179)		20,197,179
Total Investments (Cost $215,977,854) — 110.2%		217,135,177
Liabilities in Excess of Other Assets — (10.2)%		(20,145,987)
TOTAL NET ASSETS — 100.0%		$196,989,190

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of October 31, 2020. The total value of securities on loan is $19,954,099 or 10.1% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of October 31, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.4%

Aerospace/Defense — 1.3%
Aerojet Rocketdyne Holdings, Inc. (a)	14,616	$473,851

Agriculture — 4.4%
The Andersons, Inc.	41,908	908,985
Vector Group Ltd.	69,795	641,416
		1,550,401
Airlines — 1.7%
SkyWest, Inc.	20,462	594,012

Apparel — 1.6%
Steven Madden Ltd.	20,845	500,489
Unifi, Inc. (a)	5,190	77,798
		578,287
Auto Parts & Equipment — 3.0%
Cooper Tire & Rubber Co.	13,089	450,131
Dorman Products, Inc. (a)	5,803	518,034
Motorcar Parts of America, Inc. (a)	5,784	85,198
		1,053,363
Biotechnology — 1.4%
Innoviva, Inc. (a)(b)	46,600	503,746

Building Materials — 4.4%
Apogee Enterprises, Inc.	10,454	249,746
Boise Cascade Co.	10,410	399,536
UFP Industries, Inc.	11,661	582,000
US Concrete, Inc. (a)	9,955	338,072
		1,569,354
Coal — 1.0%
SunCoke Energy, Inc.	57,745	201,530
Warrior Met Coal, Inc.	11,195	167,925
		369,455
Commercial Services — 7.6%
ABM Industries, Inc.	19,186	666,138
American Public Education, Inc. (a)	2,775	78,449
Deluxe Corp.	16,949	363,387
Heidrick & Struggles International, Inc.	6,072	138,745
Kelly Services, Inc. - Class A	23,900	415,382
Korn/Ferry International	14,399	434,706
Perdoceo Education Corp. (a)	19,592	221,194
Resources Connection, Inc.	8,050	86,457
TrueBlue, Inc. (a)	17,549	272,360
		2,676,818
Computers — 1.9%
Insight Enterprises, Inc. (a)	12,350	658,872

Distribution/Wholesale — 4.3%
Core-Mark Holding Co, Inc.	14,987	409,894

	Shares	Value
Distribution/Wholesale — 4.3% (Continued)
G-III Apparel Group Ltd. (a)	48,594	$655,047
ScanSource, Inc. (a)	22,727	456,813
		1,521,754
Electrical Components & Equipment — 1.3%
Encore Wire Corp.	3,362	155,358
Insteel Industries, Inc.	8,021	174,537
Powell Industries, Inc.	6,193	146,341
		476,236
Electronics — 3.7%
Bel Fuse, Inc. - Class B	4,546	53,233
Comtech Telecommunications Corp.	6,196	89,222
Sanmina Corp. (a)	23,250	568,230
SMART Global Holdings, Inc. (a)	6,771	178,687
TTM Technologies, Inc. (a)	35,102	416,661
		1,306,033
Energy-Alternate Sources — 3.3%
FutureFuel Corp.	16,985	201,952
Renewable Energy Group, Inc. (a)	16,971	957,164
		1,159,116
Engineering & Construction — 3.9%
Aegion Corp. (a)	13,339	188,213
Arcosa, Inc.	10,737	495,727
Comfort Systems USA, Inc.	9,480	434,184
MYR Group, Inc. (a)	5,897	252,097
		1,370,221
Food — 3.5%
Seneca Foods Corp. (a) - Class A	5,693	209,787
SpartanNash Co.	22,561	415,348
United Natural Foods, Inc. (a)	41,771	608,604
		1,233,739
Forest Products & Paper — 0.5%
Glatfelter Corp.	12,834	183,141

Healthcare-Services — 4.5%
The Providence Service Corp. (a)	3,882	456,329
RadNet, Inc. (a)	27,462	398,474
Select Medical Holdings Corp. (a)	35,721	749,426
		1,604,229
Home Builders — 1.7%
Meritage Homes Corp. (a)	7,015	610,936

Home Furnishings — 0.6%
Daktronics, Inc.	9,879	38,528
Ethan Allen Interiors, Inc.	9,832	157,804
		196,332
Household Products/Wares — 0.5%
Quanex Building Products Corp.	9,366	170,461

The accompanying notes are an integral part of the financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 98.4% (Continued)

Leisure Time — 1.0%
Vista Outdoor, Inc. (a)	16,989	$335,873

Machinery-Construction & Mining — 0.7%
Astec Industries, Inc.	5,001	254,051

Machinery-Diversified — 0.4%
DXP Enterprises Inc/TX (a)(b)	9,919	155,133

Metal Fabricate/Hardware — 2.3%
AZZ, Inc.	6,401	215,009
Mueller Industries, Inc.	16,101	465,802
Olympic Steel, Inc.	11,624	132,630
		813,441
Mining — 1.2%
Kaiser Aluminum Corp.	6,556	412,569

Miscellaneous Manufacturing — 1.0%
Lydall, Inc. (a)	6,632	131,247
Sturm Ruger & Co, Inc.	3,400	227,324
		358,571
Oil & Gas Services — 0.1%
Matrix Service Co. (a)	6,543	49,727

Pharmaceuticals — 5.6%
Coherus Biosciences, Inc. (a)	15,132	252,250
Corcept Therapeutics, Inc. (a)	19,005	318,904
Owens & Minor, Inc.	29,991	753,374
Supernus Pharmaceuticals, Inc. (a)	15,994	293,650
USANA Health Sciences, Inc. (a)	3,714	280,964
Vanda Pharmaceuticals, Inc. (a)	7,506	80,239
		1,979,381
Retail — 23.5%
Asbury Automotive Group, Inc. (a)	6,668	686,671
Big Lots, Inc.	14,762	702,671
Conn’s, Inc. (a)	55,604	521,010
Foundation Building Materials, Inc. (a)	26,771	389,786
Genesco, Inc. (a)	15,469	274,111
GMS, Inc. (a)	22,704	513,110
Group 1 Automotive, Inc.	7,877	835,592
Guess?, Inc.	37,036	436,284
Haverty Furniture Cos, Inc.	5,237	131,030
Hibbett Sports, Inc. (a)	8,788	332,274
La-Z-Boy, Inc.	16,235	555,724
Lumber Liquidators Holdings, Inc. (a)	8,801	194,678
MarineMax, Inc. (a)	14,170	424,817
Michaels Cos., Inc. (a)	67,913	550,774
Movado Group, Inc.	7,731	84,345

	Shares	Value
Retail — 23.5% (Continued)
PC Connection, Inc.	5,082	$231,485
Shoe Carnival, Inc. (b)	5,843	181,016
Sonic Automotive, Inc. - Class A	17,468	629,896
The Buckle, Inc.	12,782	306,257
Zumiez, Inc. (a)	11,527	322,756
		8,304,287
Semiconductors — 1.6%
Axcelis Technologies, Inc. (a)	5,366	118,428
Photronics, Inc. (a)	14,715	143,471
Rambus, Inc. (a)	22,687	312,854
		574,753
Software — 0.3%
Computer Programs & Systems, Inc.	3,178	88,634

Telecommunications — 0.6%
NETGEAR, Inc. (a)	6,710	206,802

Transportation — 4.0%
ArcBest Corp.	5,595	170,760
Atlas Air Worldwide Holdings, Inc. (a)	12,196	721,515
Dorian LPG Ltd. (a)	41,721	342,112
SEACOR Holdings, Inc. (a)	5,395	165,249
		1,399,636
TOTAL COMMON STOCKS (Cost $33,335,924)		34,793,215

REAL ESTATE INVESTMENT TRUSTS — 1.4%
CoreCivic, Inc. (b)	74,042	474,610
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $627,843)		474,610
	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%

Money Market Deposit Accounts — 0.2%
U.S. Bank Money Market Deposit Account, 0.025% (c)	$70,885	70,885
TOTAL SHORT-TERM INVESTMENTS (Cost $70,885)		70,885

The accompanying notes are an integral part of the financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 3.5%
Mount Vernon Liquid Assets Portfolio, LLC, 0.16% (c)	1,235,495	$1,235,495
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,235,495)		1,235,495
Total Investments (Cost $35,270,147) — 103.5%		36,574,205
Liabilities in Excess of Other Assets — (3.5)%		(1,224,768)
TOTAL NET ASSETS — 100.0%		$35,349,437

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2020. The total value of securities on loan is $1,206,780 or 3.4% of net assets.
(c)	The rate shown is as of October 31, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.7%

Australia — 6.7%
AGL Energy Ltd.	4,472	$39,229
Ampol Ltd.	1,387	25,289
BHP Billiton Ltd. - ADR (a)	5,034	242,186
Fortescue Metals Group Ltd.	25,576	312,266
Santos Ltd.	20,402	67,831
South32 Ltd.	30,282	43,209
Woodside Petroleum Ltd.	8,812	108,518
		838,528
Austria — 0.8%
OMV AG	4,161	95,468

Canada — 2.8%
Loblaw Cos Ltd.	3,409	169,695
Magna International, Inc. (a)	3,610	184,507
		354,202
Denmark — 3.4%
AP Moller - Maersk A/S - Class B	216	345,019
Pandora A/S	1,019	80,697
		425,716
Finland — 1.7%
Fortum OYJ	6,644	124,967
Stora Enso OYJ - Class R	5,683	82,899
		207,866
France — 11.1%
Atos SE (b)	949	64,768
Bouygues SA	3,360	110,157
Capgemini SE	1,136	131,166
Cie de Saint-Gobain (b)	4,109	160,315
Cie Generale des Etablissements Michelin	1,033	111,453
Edenred	1,112	51,855
Eiffage SA (b)	1,117	81,073
Peugeot SA (b)	14,575	261,920
Publicis Groupe SA	4,492	155,901
Thales SA	1,154	75,103
TOTAL SA - ADR (a)	5,952	180,524
		1,384,235
Germany — 2.0%
Continental AG	1,311	139,371
HeidelbergCement AG	1,862	106,520
		245,891
Hong Kong — 1.1%
Galaxy Entertainment Group Ltd.	20,827	137,279

Ireland — 1.4%
CRH PLC - ADR	4,855	170,653

	Shares	Value
Italy — 3.2%
Eni SpA - ADR (a)	12,093	$169,060
Prysmian SpA	1,762	47,896
Telecom Italia SpA	542,519	184,119
		401,075
Japan — 22.2%
Asahi Group Holdings Ltd.	3,142	96,725
Bridgestone Corp.	3,530	114,301
ENEOS Holdings, Inc.	68,404	229,070
FamilyMart UNY Holdings Co Ltd.	4,003	87,481
Fujitsu Ltd.	1,048	122,373
ITOCHU Corp.	12,037	287,430
KDDI Corp.	8,908	237,601
Marubeni Corp.	30,241	156,902
Mitsubishi Chemical Holdings Corp.	25,911	145,079
Nexon Co. Ltd.	3,642	101,543
Nitto Denko Corp.	583	40,706
NTT DOCOMO, Inc.	9,766	362,581
Renesas Electronics Corp. (b)	16,925	139,189
Seven & i Holdings Co. Ltd.	4,346	131,964
Shionogi & Co. Ltd.	1,503	70,689
Showa Denko KK	1,014	17,114
Skylark Holdings Co Ltd.	1,392	19,771
Sony Corp. - ADR (a)	3,934	329,118
Welcia Holdings Co Ltd.	868	33,992
Yamato Holdings Co. Ltd.	2,017	53,057
		2,776,686
Jersey — 0.9%
WPP PLC - ADR (a)	2,907	116,135

Luxembourg — 1.4%
ArcelorMittal (b)	12,683	172,114

Netherlands — 3.1%
ASM International NV	234	33,467
Koninklijke Ahold Delhaize NV	9,758	268,091
Randstad Holding NV (b)	1,754	87,656
		389,214
Republic of Korea — 7.4%
Hyundai Engineering & Construction Co Ltd.	2,767	74,741
Hyundai Mobis Co. Ltd.	565	112,283
Kia Motors Corp.	4,651	206,994
POSCO - ADR	4,369	202,328
Samsung Electronics Co. Ltd.	5,648	281,728
Samsung SDS Co Ltd.	271	40,243
		918,317
Spain — 5.2%
ACS Actividades de Construccion y Servicios SA	3,236	76,883
Enagas SA	2,164	46,701

The accompanying notes are an integral part of the financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 96.7% (Continued)

Spain — 5.2% (Continued)
Industria de Diseno Textil SA	8,332	$205,624
Naturgy Energy Group SA	8,437	156,727
Telefonica SA - ADR (a)	49,321	163,746
		649,681
Sweden — 3.2%
Hennes & Mauritz AB - Class B	9,841	159,917
ICA Gruppen AB	1,131	53,548
Lundin Energy AB	1,725	32,926
Skanska AB - Class B	2,245	42,209
SKF AB	2,573	52,684
Tele2 AB	4,670	55,394
		396,678
Switzerland — 6.4%
Adecco Group AG	894	43,874
Glencore PLC (b)	112,748	227,716
Kuehne + Nagel International AG - Class R	584	116,615
LafargeHolcim Ltd.	4,903	210,407
The Swatch Group AG	251	53,091
Swisscom AG	305	155,103
		806,806
United Kingdom — 12.7%
Anglo American PLC	8,088	189,778
Antofagasta PLC	6,673	88,999
Barratt Developments PLC (b)	5,766	36,042
Berkeley Group Holdings PLC	648	34,058
Bunzl Plc	2,054	63,863
Imperial Brands PLC	13,545	214,783
J Sainsbury PLC	37,452	97,815
Kingfisher PLC (b)	15,376	57,190
Meggitt Plc (b)	4,242	15,019
Next PLC	881	66,654
Persimmon PLC	1,635	49,480
Rio Tinto PLC - ADR (a)	4,514	256,260
Rolls-Royce Holdings PLC (b)	14,141	13,066
Royal Dutch Shell PLC - ADR (a)	7,110	171,707
Taylor Wimpey PLC (b)	22,048	30,220
Vodafone Group PLC - ADR	14,587	197,070
		1,582,004
TOTAL COMMON STOCKS (Cost $13,451,439)		12,068,548

CONTINGENT VALUE RIGHTS — 0.2%
Rolls-Royce Holdings PLC - NIL	47,137	23,816
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		23,816

	Shares	Value
PREFERRED STOCKS — 1.5%

Germany — 1.5%
Henkel AG & Co. KGaA	1,899	$184,718
TOTAL PREFERRED STOCKS (Cost $194,541)		184,718

REAL ESTATE INVESTMENT TRUSTS — 0.7%

Australia — 0.3%
STOCKLAND	14,673	39,708

United Kingdom — 0.4%
The British Land Co. PLC	9,950	44,936
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $76,002)		84,644
	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Depost Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 0.025% (c)	$11,581	11,581
TOTAL SHORT-TERM INVESTMENTS (Cost $11,581)		11,581
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 13.4%
Mount Vernon Liquid Assets Portfolio, LLC, 0.16% (c)	1,678,843	1,678,843
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,678,843)		1,678,843
Total Investments (Cost $15,412,406) — 112.6%		14,052,150
Liabilities in Excess of Other Assets — (12.6)%		(1,577,718)
TOTAL NET ASSETS — 100.0%		$12,474,432

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	All or a portion of this security is on loan as of October 31, 2020. The total value of securities on loan is $1,646,597 or 13.2% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of the financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.5%

Apparel — 1.3%
Hanesbrands, Inc. (a)	1,330	$21,373
NIKE, Inc. - Class B	3,818	458,465
PVH Corp.	272	15,855
Ralph Lauren Corp. (a)	183	12,234
Tapestry, Inc. (a)	1,055	23,453
Under Armour, Inc. - Class A (b)	721	9,979
Under Armour, Inc. - Class C (a)(b)	750	9,172
VF Corp.	982	65,990
		616,521
Auto Manufacturers — 0.5%
Ford Motor Co.	11,973	92,551
General Motors Co.	3,856	133,148
		225,699
Auto Parts & Equipment — 0.2%
Aptiv PLC (a)	827	79,797
BorgWarner, Inc.	635	22,213
		102,010
Banks — 0.3%
Morgan Stanley	2,942	141,657

Biotechnology — 15.9%
ACADIA Pharmaceuticals, Inc. (a)(b)	2,516	116,868
Acceleron Pharma, Inc. (a)(b)	1,018	106,462
Adverum Biotechnologies, Inc. (b)	7,449	81,269
Agenus, Inc. (b)	7,373	27,206
Alexion Pharmaceuticals, Inc. (b)	876	100,863
Allakos, Inc. (a)(b)	978	93,037
Allogene Therapeutics, Inc. (a)(b)	2,849	96,638
Alnylam Pharmaceuticals, Inc. (b)	749	92,105
Amgen, Inc. (a)	377	81,786
Amicus Therapeutics, Inc. (b)	7,155	127,574
AnaptysBio, Inc. (b)	1,367	40,272
Apellis Pharmaceuticals, Inc. (a)(b)	3,307	105,493
Arcturus Therapeutics Holdings, Inc. (b)	2,389	129,197
Arcus Biosciences, Inc. (b)	3,268	71,242
Ardelyx, Inc. (b)	3,276	16,740
Arena Pharmaceuticals, Inc. (b)	1,457	124,894
Arrowhead Pharmaceuticals, Inc. (a)(b)	2,778	159,179
Assembly Biosciences, Inc. (b)	808	11,910
Atara Biotherapeutics, Inc. (b)	3,319	42,848
Athersys, Inc. (a)(b)	16,110	28,193
Avrobio, Inc. (b)	1,015	14,494
BioCryst Pharmaceuticals, Inc. (a)(b)	23,891	91,264
Biogen, Inc. (b)	345	86,964
Biohaven Pharmaceutical Holding Co Ltd. (b)	1,552	120,218

	Shares	Value
Biotechnology — 15.9% (Continued)
BioMarin Pharmaceutical, Inc. (b)	1,281	$95,345
Bluebird Bio, Inc. (a)(b)	1,738	89,872
Blueprint Medicines Corp. (b)	1,387	141,862
Bridgebio Pharma, Inc. (a)(b)	2,053	78,794
CEL-SCI Corp. (a)(b)	2,167	26,069
ChemoCentryx, Inc. (b)	1,916	91,968
Constellation Pharmaceuticals, Inc. (b)	3,023	59,311
Corteva, Inc.	10,140	334,417
Cue Biopharma, Inc. (b)	1,555	17,323
CytomX Therapeutics, Inc. (b)	2,379	15,749
Deciphera Pharmaceuticals, Inc. (a)(b)	1,890	109,752
Denali Therapeutics, Inc. (a)(b)	1,824	78,031
Dicerna Pharmaceuticals, Inc. (a)(b)	3,448	72,374
Dynavax Technologies Corp. (a)(b)	18,398	68,625
Editas Medicine, Inc. (a)(b)	3,076	95,171
Emergent BioSolutions, Inc. (b)	944	84,932
Epizyme, Inc. (b)	5,187	64,111
Esperion Therapeutics, Inc. (a)(b)	2,356	70,609
Exact Sciences Corp. (a)(b)	1,199	148,472
Exelixis, Inc. (b)	4,247	86,979
Fate Therapeutics, Inc. (a)(b)	2,748	122,011
FibroGen, Inc. (a)(b)	2,186	83,899
Geron Corp. (b)	12,617	21,954
Gilead Sciences, Inc.	1,406	81,759
Gossamer Bio, Inc. (b)	2,222	18,443
Halozyme Therapeutics, Inc. (a)(b)	3,409	95,452
IGM Biosciences, Inc. (b)	347	18,318
ImmunoGen, Inc. (b)	10,860	61,250
Immunovant, Inc. (b)	1,005	43,838
Incyte Corp. (b)	1,047	90,712
Inovio Pharmaceuticals, Inc. (a)(b)	9,149	90,118
Insmed, Inc. (a)(b)	3,234	106,528
Intercept Pharmaceuticals, Inc. (a)(b)	2,211	61,444
Ionis Pharmaceuticals, Inc. (b)	1,756	82,444
Iovance Biotherapeutics, Inc. (b)	2,907	103,722
Karuna Therapeutics, Inc. (b)	909	73,802
Karyopharm Therapeutics, Inc. (a)(b)	6,496	96,271
Kodiak Sciences, Inc. (b)	1,265	114,875
Krystal Biotech, Inc. (b)	603	25,923
Ligand Pharmaceuticals, Inc. (a)(b)	942	77,668
MacroGenics, Inc. (b)	2,431	47,186
Mersana Therapeutics, Inc. (b)	3,596	64,800
Mirati Therapeutics, Inc. (b)	695	150,912
Moderna, Inc. (a)(b)	1,554	104,848
Myriad Genetics, Inc. (b)	3,741	46,501
Novavax, Inc. (a)(b)	968	78,127
PDL BioPharma, Inc. (b)	5,410	11,632
Precigen, Inc. (a)(b)	4,524	19,408

The accompanying notes are an integral part of the financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.5% (Continued)

Biotechnology — 15.9% (Continued)
Prothena Corp PLC (b)	1,234	$13,463
PTC Therapeutics, Inc. (a)(b)	2,080	108,555
Puma Biotechnology, Inc. (b)	4,163	34,844
Radius Health, Inc. (b)	3,122	41,866
Regeneron Pharmaceuticals, Inc. (b)	166	90,231
REGENXBIO, Inc. (b)	2,288	65,803
Retrophin, Inc. (b)	1,850	37,444
REVOLUTION Medicines, Inc. (b)	858	25,903
Rigel Pharmaceuticals, Inc. (b)	12,578	31,193
Rocket Pharmaceuticals, Inc. (b)	1,593	44,508
Sage Therapeutics, Inc. (b)	1,659	121,737
Sangamo Therapeutics, Inc. (a)(b)	8,766	90,640
Seagen, Inc. (a)(b)	620	103,416
Sorrento Therapeutics, Inc. (a)(b)	14,592	101,268
SpringWorks Therapeutics, Inc. (b)	780	45,232
Syndax Pharmaceuticals, Inc. (a)(b)	1,229	21,397
Translate Bio, Inc. (b)	7,093	91,003
Turning Point Therapeutics, Inc. (b)	1,171	107,954
Twist Bioscience Corp. (b)	1,479	113,351
Ultragenyx Pharmaceutical, Inc. (a)(b)	1,251	125,726
United Therapeutics Corp. (b)	886	118,928
VBI Vaccines, Inc. (a)(b)	29,553	69,450
Veracyte, Inc. (b)	2,087	72,335
Vericel Corp. (b)	1,956	36,245
Vertex Pharmaceuticals, Inc. (b)	360	75,010
Viela Bio, Inc. (b)	1,562	49,843
Viking Therapeutics, Inc. (b)	7,094	39,939
Xencor, Inc. (b)	1,258	48,282
Y-mAbs Therapeutics, Inc. (b)	932	39,834
ZIOPHARM Oncology, Inc. (b)	9,517	19,891
		7,775,618
Building Materials — 1.0%
Martin Marietta Materials, Inc.	849	226,131
Vulcan Materials Co.	1,794	259,843
		485,974
Chemicals — 13.2%
Air Products & Chemicals, Inc.	3,006	830,377
Albemarle Corp. (a)	1,443	134,502
Celanese Corp.	1,599	181,502
CF Industries Holdings, Inc.	2,896	79,959
Dow, Inc.	10,043	456,856
DuPont de Nemours, Inc. (a)	9,936	565,160
Eastman Chemical Co.	1,833	148,180
Ecolab, Inc.	3,377	619,983
FMC Corp.	1,755	180,309
International Flavors & Fragrances, Inc. (a)	1,453	149,165
Linde PLC	7,140	1,573,228

	Shares	Value
Chemicals — 13.2% (Continued)
LyondellBasell Industries NV - Class A	3,481	$238,274
Mosaic Co.	4,671	86,413
PPG Industries, Inc.	3,198	414,845
Sherwin-Williams Co.	1,113	765,722
		6,424,475
Commercial Services — 2.1%
2U, Inc. (a)(b)	2,170	79,965
Automatic Data Processing, Inc.	549	86,720
FleetCor Technologies, Inc. (b)	124	27,393
Gartner, Inc. (b)	135	16,213
Global Payments, Inc.	383	60,414
PayPal Holdings, Inc. (b)	4,131	768,903
		1,039,608
Computers — 5.5%
Accenture PLC - Class A	803	174,179
Apple, Inc.	20,355	2,215,845
Cognizant Technology Solutions Corp. - Class A	688	49,137
DXC Technology Co.	382	7,036
Fortinet, Inc. (b)	201	22,184
Hewlett Packard Enterprise Co.	1,936	16,727
HP, Inc.	1,736	31,179
International Business Machines Corp.	1,131	126,288
Leidos Holdings, Inc.	200	16,600
NetApp, Inc.	333	14,615
Seagate Technology PLC (a)	339	16,211
Western Digital Corp.	452	17,054
		2,707,055
Distribution/Wholesale — 0.1%
LKQ Corp. (b)	855	27,351
Pool Corp.	120	41,980
		69,331
Diversified Financial Services — 1.8%
Charles Schwab Corp.	4,232	173,977
MasterCard, Inc. - Class A	1,122	323,854
Visa, Inc. - Class A (a)	2,132	387,406
Western Union Co.	618	12,014
		897,251
Electronics — 0.4%
Amphenol Corp. - Class A	381	42,992
Flir Systems, Inc.	196	6,799
Garmin Ltd.	457	47,537
Keysight Technologies, Inc. (b)	281	29,469
LENSAR, Inc. (b)	411	4,011
TE Connectivity Ltd.	420	40,690
		171,498
Forest Products & Paper — 0.5%
International Paper Co. (a)	5,324	232,925

The accompanying notes are an integral part of the financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.5% (Continued)

Healthcare-Products — 0.4%
CareDx, Inc. (b)	2,296	$112,619
Natera, Inc. (b)	1,549	104,186
		216,805
Healthcare-Services — 0.8%
Invitae Corp. (a)(b)	2,836	111,200
OPKO Health, Inc. (a)(b)	30,838	108,550
Teladoc Health, Inc. (a)(b)	870	170,920
		390,670
Home Builders — 0.4%
DR Horton, Inc.	1,017	67,946
Lennar Corp. - Class A	843	59,204
NVR, Inc. (b)	13	51,390
PulteGroup, Inc.	818	33,341
		211,881
Home Furnishings — 0.1%
Leggett & Platt, Inc.	506	21,115
Whirlpool Corp.	189	34,958
		56,073
Household Products/Wares — 0.3%
Avery Dennison Corp.	1,131	156,519

Housewares — 0.0% (c)
Newell Brands, Inc.	1,157	20,433

Internet — 19.8%
Alphabet, Inc. - Class A (b)	266	429,885
Alphabet, Inc. - Class C (b)	269	436,052
Amazon.com, Inc. (b)	1,606	4,876,057
Booking Holdings, Inc. (b)	124	201,190
CDW Corp.	213	26,114
eBay, Inc.	6,634	315,977
Etsy, Inc. (b)	1,777	216,065
Expedia Group, Inc.	2,021	190,277
F5 Networks, Inc. (b)	92	12,231
Facebook, Inc. - Class A (b)	2,695	709,081
GoDaddy, Inc. - Class A (b)	2,026	143,319
GrubHub, Inc. (a)(b)	1,665	123,143
Match Group, Inc. (b)	2,077	242,552
Netflix, Inc. (b)	978	465,274
NortonLifeLock, Inc.	817	16,806
Okta, Inc. (b)	1,018	213,607
Pinterest, Inc. - Class A (b)	4,903	289,032
Snap, Inc. - Class A (b)	8,251	325,007
Twitter, Inc. (b)	5,871	242,825
VeriSign, Inc. (b)	1,079	205,765
		9,680,259
Iron/Steel — 0.4%
Nucor Corp.	4,086	195,147

	Shares	Value
Leisure Time — 0.1%
Carnival Corp. (a)	1,812	$24,843
Norwegian Cruise Line Holdings Ltd. (a)(b)	978	16,264
Royal Caribbean Cruises Ltd. (a)	548	30,918
		72,025
Lodging — 0.5%
Hilton Worldwide Holdings, Inc. (a)	853	74,902
Las Vegas Sands Corp.	1,002	48,156
Marriott International, Inc. - Class A	814	75,604
MGM Resorts International	1,257	25,857
Wynn Resorts Ltd.	293	21,222
		245,741
Mining — 2.1%
Freeport-McMoRan, Inc.	19,666	341,009
Newmont Goldcorp Corp.	10,911	685,647
		1,026,656
Office/Business Equipment — 0.1%
Xerox Holdings Corp.	276	4,797
Zebra Technologies Corp. - Class A (b)	78	22,124
		26,921
Packaging & Containers — 2.0%
Amcor PLC	21,246	221,596
Ball Corp.	4,427	394,003
Packaging Corp. of America	1,287	147,349
Sealed Air Corp.	2,106	83,376
WestRock Co.	3,520	132,176
		978,500
Pharmaceuticals — 3.7%
AbbVie, Inc.	1,026	87,313
Agios Pharmaceuticals, Inc. (a)(b)	2,496	100,015
Akebia Therapeutics, Inc. (b)	23,896	53,049
Alector, Inc. (b)	5,117	48,151
Alkermes PLC (b)	5,299	86,109
Anika Therapeutics, Inc. (b)	514	16,767
Athenex, Inc. (a)(b)	2,158	24,601
Bioxcel Therapeutics, Inc. (b)	2,052	93,756
Catalyst Pharmaceuticals, Inc. (b)	10,838	32,189
Clovis Oncology, Inc. (a)(b)	15,163	74,754
Coherus Biosciences, Inc. (a)(b)	4,693	78,232
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	28,987	27,239
Cytokinetics, Inc. (b)	3,303	50,767
Eagle Pharmaceuticals, Inc. (a)(b)	862	40,100
Enanta Pharmaceuticals, Inc. (b)	685	29,886
Flexion Therapeutics, Inc. (b)	3,209	38,476
G1 Therapeutics, Inc. (b)	3,189	35,047
Global Blood Therapeutics, Inc. (a)(b)	1,752	92,646
Heron Therapeutics, Inc. (b)	5,067	82,643

The accompanying notes are an integral part of the financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.5% (Continued)

Pharmaceuticals — 3.7% (Continued)
Intellia Therapeutics, Inc. (a)(b)	3,792	$90,780
Ironwood Pharmaceuticals, Inc. (b)	9,484	93,702
Kadmon Holdings, Inc. (b)	10,334	35,136
Kura Oncology, Inc. (b)	1,338	41,812
Madrigal Pharmaceuticals, Inc. (a)(b)	492	62,607
Neurocrine Biosciences, Inc. (a)(b)	891	87,915
Protagonist Therapeutics, Inc. (b)	1,297	24,578
Rhythm Pharmaceuticals, Inc. (b)	499	10,564
Sarepta Therapeutics, Inc. (a)(b)	703	95,545
Spectrum Pharmaceuticals, Inc. (a)(b)	5,956	20,429
Syros Pharmaceuticals, Inc. (a)(b)	1,619	10,799
TG Therapeutics, Inc. (b)	3,705	93,625
Vanda Pharmaceuticals, Inc. (b)	2,905	31,054
		1,790,286
Retail — 7.4%
Advance Auto Parts, Inc.	213	31,371
AutoZone, Inc. (b)	71	80,158
Best Buy Co., Inc. (a)	705	78,643
CarMax, Inc. (b)	504	43,566
Chipotle Mexican Grill, Inc. (b)	88	105,730
Darden Restaurants, Inc.	399	36,676
Dollar General Corp. (a)	765	159,663
Dollar Tree, Inc. (b)	732	66,114
Domino’s Pizza, Inc. (a)	119	45,020
Gap, Inc.	815	15,852
Genuine Parts Co.	444	40,151
Home Depot, Inc.	3,295	878,809
L Brands, Inc.	715	22,887
Lowe’s Cos., Inc.	2,314	365,843
McDonald’s Corp.	2,280	485,640
O’Reilly Automotive, Inc. (b)	227	99,108
Ross Stores, Inc.	1,087	92,580
Starbucks Corp.	3,584	311,665
Target Corp.	1,529	232,744
Tiffany & Co.	330	43,177
TJX Cos., Inc.	3,674	186,639
Tractor Supply Co.	352	46,890
Ulta Salon Cosmetics & Fragrance, Inc. (b)	175	36,185
Yum! Brands, Inc.	926	86,424
		3,591,535
Semiconductors — 3.6%
Advanced Micro Devices, Inc. (b)	1,491	112,257
Analog Devices, Inc.	467	55,353
Applied Materials, Inc.	1,155	68,411
Broadcom, Inc.	512	179,010
Intel Corp.	5,386	238,492
IPG Photonics Corp. (b)	53	9,856

	Shares	Value
Semiconductors — 3.6% (Continued)
KLA Corp.	195	$38,450
Lam Research Corp.	188	64,311
Maxim Integrated Products, Inc.	404	28,139
Microchip Technology, Inc. (a)	321	33,731
Micron Technology, Inc. (b)	1,403	70,627
NVIDIA Corp.	785	393,568
Qorvo, Inc. (b)	171	21,779
QUALCOMM, Inc.	1,433	176,775
Skyworks Solutions, Inc.	211	29,812
Teradyne, Inc.	215	18,888
Texas Instruments, Inc.	1,165	168,447
Xilinx, Inc.	308	36,556
		1,744,462
Software — 12.4%
8x8, Inc. (a)(b)	4,264	73,682
Adobe Systems, Inc. (b)	605	270,496
Akamai Technologies, Inc. (a)(b)	1,859	176,828
ANSYS, Inc. (b)	108	32,872
Autodesk, Inc. (b)	281	66,187
Box, Inc. - Class A (b)	4,348	67,394
Broadridge Financial Solutions, Inc.	171	23,530
Cadence Design System, Inc. (a)(b)	351	38,389
Citrix Systems, Inc.	1,422	161,070
Cloudera, Inc. (a)(b)	6,703	65,153
Coupa Software, Inc. (b)	683	182,839
DocuSign, Inc. (b)	1,213	245,329
Dropbox, Inc. - Class A (b)	5,511	100,631
Fidelity National Information Services, Inc.	783	97,554
Fiserv, Inc. (b)	700	66,829
HubSpot, Inc. (b)	532	154,317
Intuit, Inc.	333	104,788
Jack Henry & Associates, Inc.	115	17,049
Microsoft Corp.	9,587	1,941,080
Oracle Corp.	2,446	137,245
Paychex, Inc.	411	33,805
Paycom Software, Inc. (b)	72	26,214
Salesforce.com, Inc. (b)	3,140	729,328
ServiceNow, Inc. (b)	248	123,397
Smartsheet, Inc. - Class A (b)	2,224	110,866
Synopsys, Inc. (b)	189	40,420
Tyler Technologies, Inc. (a)(b)	59	22,678
Veeva Systems, Inc. - Class A (b)	924	249,526
Workday, Inc. - Class A (b)	1,182	248,362
Zoom Video Communications, Inc. - Class A (b)	945	435,560
		6,043,418
Telecommunications — 2.4%
Arista Networks, Inc. (a)(b)	774	161,689
CIENA Corp. (b)	2,770	109,110

The accompanying notes are an integral part of the financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.5% (Continued)

Telecommunications — 2.4% (Continued)
Cisco Systems, Inc.	16,265	$583,913
CommScope Holding Co., Inc. (b)	7,308	65,041
Corning, Inc. (a)	968	30,947
Juniper Networks, Inc.	5,824	114,849
Motorola Solutions, Inc.	216	34,141
Vonage Holdings Corp. (b)	7,520	79,562
		1,179,252
Textiles — 0.1%
Mohawk Industries, Inc. (b)	228	23,527

Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	388	32,094
TOTAL COMMON STOCKS (Cost $46,576,746)		48,571,826

CONTINGENT VALUE RIGHTS — 0.0% (c)

Biotechnology — 0.0% (c)
Achillion Pharmaceuticals (b)(d)	6,273	2,886
TOTAL CONTINGENT VALUE RIGHTS (Cost $2,886)		2,886

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%

Money Market Deposit Accounts — 0.5%
U.S. Bank Money Market Deposit Account, 0.025% (e)	$237,768	237,768
TOTAL SHORT-TERM INVESTMENTS (Cost $237,768)		237,768

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 13.6%
Mount Vernon Liquid Assets Portfolio, LLC , 0.16% (e)	6,631,208	$6,631,208
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,631,208)		6,631,208
Total Investments (Cost $53,448,608) — 113.6%		55,443,688
Liabilities in Excess of Other Assets — (13.6)%		(6,642,848)
TOTAL NET ASSETS — 100.0%		$48,800,840

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of October 31, 2020. The total value of securities on loan is $6,302,318 or 12.9% of net assets.
(b)	Non-income producing security.
(c)	Less than 0.05%.
(d)	As of October 31, 2020, the Fund has fair valued this security. This security is deemed illiquid according to the Fund’s liquidity guidelines. Value determined using significant unobservable inputs.
(e)	The rate shown is as of October 31, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Military Times Best Employers ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.3%

Aerospace/Defense — 6.6%
Boeing Co.	162	$23,391
General Dynamics Corp.	186	24,428
Lockheed Martin Corp.	71	24,859
Northrop Grumman Corp.	79	22,896
		95,574
Airlines — 2.0%
Southwest Airlines Co.	740	29,252

Auto Manufacturers — 2.2%
General Motors Co.	939	32,424

Banks — 9.2%
Associated Banc-Corp.	2,070	28,338
Bank of America Corp.	1,081	25,620
Citigroup, Inc.	544	22,532
JPMorgan Chase & Co.	278	27,255
US Bancorp	764	29,758
		133,503
Beverages — 1.8%
Brown-Forman Corp. - Class B	380	26,490

Commercial Services — 5.4%
Booz Allen Hamilton Holding Corp.	316	24,806
United Rentals, Inc. (a)	157	27,992
Vectrus, Inc. (a)	641	25,332
		78,130
Computers — 5.2%
Accenture PLC - Class A	116	25,162
CACI International, Inc. - Class A (a)	119	24,815
Leidos Holdings, Inc.	308	25,564
		75,541
Diversified Financial Services — 4.2%
Capital One Financial Corp.	403	29,451
Charles Schwab Corp.	783	32,189
		61,640
Electric — 8.1%
Dominion Energy, Inc.	355	28,521
Exelon Corp.	754	30,077
Southern Co.	533	30,621
Xcel Energy, Inc.	401	28,082
		117,301
Engineering & Construction — 2.1%
AECOM (a)	685	30,715

Environmental Control — 1.8%
Waste Management, Inc.	244	26,330

	Shares	Value
Food — 3.5%
Hormel Foods Corp.	546	$26,585
Kellogg Co.	392	24,653
		51,238
Healthcare-Services — 3.7%
DaVita, Inc. (a)	321	27,686
Humana, Inc.	67	26,752
		54,438
Insurance — 9.2%
Allstate Corp.	291	25,826
Marsh & McLennan Cos., Inc.	242	25,037
Progressive Corp.	293	26,927
Prudential Financial, Inc.	411	26,312
Travelers Cos., Inc.	240	28,971
		133,073
Internet — 3.7%
Amazon.com, Inc. (a)	8	24,289
CDW Corp.	245	30,037
		54,326
Lodging — 1.9%
Hilton Worldwide Holdings, Inc.	308	27,045

Machinery-Construction & Mining — 1.7%
Oshkosh Corp.	361	24,317

Media — 1.8%
Comcast Corp. - Class A	621	26,231

Miscellaneous Manufacturing — 4.2%
Eaton Corp. PLC	273	28,335
General Electric Co.	4,389	32,566
		60,901
Packaging & Containers — 1.8%
Sonoco Products Co.	525	25,667

Pharmaceuticals — 3.4%
CVS Health Corp.	448	25,128
Merck & Co., Inc.	326	24,519
		49,647
Retail — 3.7%
Home Depot, Inc.	98	26,138
Walmart, Inc.	200	27,750
		53,888
Software — 3.5%
Fiserv, Inc. (a)	279	26,636
ManTech International Corp. VA - Class A	372	24,135
		50,771

The accompanying notes are an integral part of the financial statements.

Pacer Military Times Best Employers ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.3% (Continued)

Telecommunications — 3.6%
AT&T, Inc.	933	$25,210
Verizon Communications, Inc.	469	26,728
		51,938
Transportation — 5.0%
JB Hunt Trasport Services, Inc.	198	24,104
Union Pacific Corp.	145	25,693
Werner Enterprises, Inc.	605	23,002
		72,799
TOTAL COMMON STOCKS (Cost $1,476,942)		1,443,179

	Principal Amount
SHORT-TERM INVESTMENTS 0.6%

Money Market Deposit Accounts, — 0.6%
U.S. Bank Money Market Deposit Account 0.025% (b)	$8,034	8,034
TOTAL SHORT-TERM INVESTMENTS (Cost $8,034)		8,034
Total Investments (Cost $1,484,976) — 99.9%		1,451,213
Other Assets in Excess of Liabilities — 0.1%		1,312
TOTAL NET ASSETS — 100.0%		$1,452,525

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of October 31, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Benchmark Industrial Real Estate SCTRSM ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 1.9%

Real Estate and Rental and Leasing — 1.9%
Griffin Industrial Realty, Inc.	40,083	$2,126,403
TOTAL COMMON STOCKS (Cost $2,146,952)		2,126,403

REAL ESTATE INVESTMENT TRUSTS — 97.9%

Diversified — 26.7%
One Liberty Properties, Inc.	212,131	3,273,175
Lexington Realty Trust (a)	470,311	4,670,188
Duke Realty Corp.	463,382	17,603,882
PS Business Parks, Inc.	42,417	4,836,810
		30,384,055
Storage — 5.1%
Life Storage, Inc.	50,711	5,788,662

Warehouse/Industrial — 66.1%
Americold Realty Trust (a)	375,286	13,596,612
EastGroup Properties, Inc.	40,152	5,343,428
First Industrial Realty Trust, Inc.	125,920	5,012,875
Industrial Logistics Properties Trust	247,905	4,754,818
Innovative Industrial Properties, Inc. (a)	43,434	5,065,707
Monmouth Real Estate Investment Corp. (a)	368,531	5,104,154
Plymouth Industrial REIT, Inc.	286,887	3,646,334
Prologis, Inc.	175,334	17,393,133
Rexford Industrial Realty, Inc. (a)	111,452	5,178,060
STAG Industrial, Inc.	165,550	5,151,916
Terreno Realty Corp.	89,656	5,045,840
		75,292,877
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $109,193,017)		111,465,594
	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%

Money Market Deposit Accounts, — 0.2%
U.S. Bank Money Market Deposit Account 0.025% (b)	$321,213	321,213
TOTAL SHORT-TERM INVESTMENTS (Cost $321.213)		321,213

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 18.1%
Mount Vernon Liquid Assets Portfolio, LLC, 0.16% (b)	20,663,664	$20,663,664
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $20,663,664)		20,663,664
Total Investments (Cost $132,324,846) — 118.1%		134,576,874
Liabilities in Excess of Other Assets — (18.1)%		(20,612,551)
TOTAL NET ASSETS — 100.0%		$113,964,323

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of October 31, 2020. The total value of securities on loan is $20,046,355 or 17.6% of net assets.
(b)	The rate shown is as of October 31, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 22.0%

Advertising Sales — 0.3%
Clear Channel Outdoor Holdings, Inc. (a)	3,686,424	$3,295,663

Building-Heavy Construction — 5.4%
Cellnex Telecom SA (b)	787,821	50,583,232
Helios Towers PLC (a)	2,781,153	5,796,766
		56,379,998
Engineering & Construction — 3.9%
Infrastrutture Wireless Italiane SpA (b)	3,762,533	40,672,242

Internet — 1.7%
Cogent Communications Holdings, Inc.	323,755	18,065,529

Internet Connective Services — 1.4%
21Vianet Group, Inc. - ADR (a)	626,911	14,393,876

Telecom Services — 6.1%
GDS Holdings Ltd. - ADR (a)(c)	625,552	52,571,390
Switch, Inc. - Class A (c)	850,864	11,963,148
		64,534,538
Telecommunication Services — 3.2%
NEXTDC Ltd. (a)	3,763,066	33,666,993
TOTAL COMMON STOCKS (Cost $220,053,179)		231,008,839

REAL ESTATE INVESTMENT TRUSTS — 77.8%

Diversified — 66.6%
American Tower Corp.	677,385	155,561,465
CoreSite Realty Corp.	340,312	40,619,640
Crown Castle International Corp.	1,033,789	161,477,842
Digital Realty Trust, Inc.	325,403	46,955,653
Equinix, Inc.	213,799	156,338,381
Keppel DC REIT	10,892,515	23,133,133
Lamar Advertising Co. - Class A	698,595	43,284,946
Outfront Media, Inc.	1,178,745	15,453,347
SBA Communications Corp.	165,652	48,100,371
Uniti Group, Inc.	1,246,709	10,995,974
		701,920,752
Storage — 4.2%
Iron Mountain, Inc. (c)	1,682,594	43,848,400

	Shares	Value
Warehouse/Industrial — 7.0%
CyrusOne, Inc. (c)	606,196	$43,070,226
QTS Realty Trust, Inc. - Class A (c)	495,683	30,489,461
		73,559,687
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $813,584,571)		819,328,839

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%

Money Market Deposit Accounts, — 0.3%
U.S. Bank Money Market Deposit Account, 0.025% (d)	$3,319,926	3,319,926
TOTAL SHORT-TERM INVESTMENTS (Cost $3,319,926)		3,319,926

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 10.3%
Mount Vernon Liquid Assets Portfolio, LLC 0.16% (d)	108,852,982	$108,852,982
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $108,852,982)		108,852,982
Total Investments (Cost $1,145,810,658) — 110.4%		1,162,510,586
Liabilities in Excess of Other Assets — (10.4)%		(109,345,007)
TOTAL NET ASSETS — 100.0%		$1,053,165,579

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $91,255,474 or 8.7% of net assets.

(c)	All or a portion of this security is on loan as of October 31, 2020. The total value of securities on loan is $105,527,709 or 10.0% of net assets.
(d)	The rate shown is as of October 31, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer US Export Leaders ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.8%

Aerospace/Defense — 0.9%
Hexcel Corp.	383	$12,823

Auto Parts & Equipment — 0.8%
BorgWarner, Inc.	349	12,208

Biotechnology — 2.0%
Bio-Rad Laboratories, Inc. - Class A (a)	29	17,006
Illumina, Inc. (a)	42	12,294
		29,300
Building Materials — 1.0%
Johnson Controls International PLC	355	14,985

Chemicals — 7.8%
Ashland Global Holdings, Inc.	203	14,163
Celanese Corp.	139	15,778
FMC Corp.	136	13,973
Ingevity Corp. (a)	260	14,269
Linde PLC	59	13,000
PPG Industries, Inc.	116	15,047
Sensient Technologies Corp.	260	17,012
The Chemours Co.	696	14,017
		117,259
Commercial Services — 2.9%
ManpowerGroup, Inc.	218	14,796
PayPal Holdings, Inc. (a)	80	14,890
The Brink’s Co.	327	14,005
		43,691
Computers — 3.9%
Accenture PLC - Class A	63	13,665
DXC Technology Co.	757	13,944
Fortinet, Inc. (a)	128	14,128
Lumentum Holdings, Inc. (a)	210	17,365
		59,102
Distribution/Wholesale — 1.0%
LKQ Corp. (a)	460	14,715

Electric — 1.1%
AES Corp.	831	16,205

Electrical Components & Equipment — 2.1%
AMETEK, Inc.	148	14,534
Littelfuse, Inc.	84	16,627
		31,161
Electronics — 12.3%
Agilent Technologies, Inc.	150	15,314
Allegion PLC	151	14,874
Amphenol Corp. - Class A	142	16,023

	Shares	Value
Electronics — 12.3% (Continued)
Arrow Electronics, Inc. (a)	187	$14,565
AVNET, Inc.	540	13,322
Coherent, Inc. (a)	137	17,144
Garmin Ltd.	148	15,395
Jabil, Inc.	482	15,974
Keysight Technologies, Inc. (a)	160	16,779
Mettler-Toledo International, Inc. (a)	15	14,969
National Instruments Corp.	412	12,887
PerkinElmer, Inc.	126	16,323
		183,569
Energy-Alternate Sources — 1.4%
SolarEdge Technologies, Inc. (a)	80	20,615

Engineering & Construction — 0.9%
KBR, Inc.	605	13,485

Food — 0.9%
Mondelez International, Inc. - Class A	257	13,652

Healthcare-Products — 6.4%
Abbott Laboratories	141	14,821
Align Technology, Inc. (a)	47	20,026
Baxter International, Inc.	178	13,807
Repligen Corp. (a)	102	16,990
Thermo Fisher Scientific, Inc.	34	16,086
West Pharmaceutical Services, Inc.	54	14,692
		96,422
Healthcare-Services — 1.0%
IQVIA Holdings, Inc. (a)	93	14,321

Household Products/Wares — 0.9%
Kimberly-Clark Corp.	100	13,259

Internet — 2.0%
Alphabet, Inc. - Class A (a)	10	16,161
Facebook, Inc. - Class A (a)	55	14,471
		30,632
Machinery-Diversified — 6.8%
Cognex Corp.	238	15,684
Deere & Co.	68	15,362
IDEX Corp.	82	13,972
Ingersoll Rand, Inc. (a)	411	14,360
Nordson Corp.	77	14,894
Wabtec Corp.	219	12,987
Xylem, Inc.	175	15,250
		102,509
Metal Fabricate/Hardware — 1.1%
The Timken Co.	263	15,701

The accompanying notes are an integral part of the financial statements.

Pacer US Export Leaders ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 98.8% (Continued)

Mining — 1.8%
Newmont Goldcorp Corp.	223	$14,013
Royal Gold, Inc.	113	13,426
		27,439
Miscellaneous Manufacturing — 2.9%
Donaldson Co., Inc.	306	14,535
Illinois Tool Works, Inc.	76	14,887
ITT, Inc.	236	14,280
		43,702
Office/Business Equipment — 1.1%
Zebra Technologies Corp. - Class A (a)	59	16,735

Oil & Gas — 0.9%
Chevron Corp.	190	13,205

Oil & Gas Services — 0.8%
Halliburton Co.	1,037	12,506

Packaging & Containers — 1.8%
Amcor PLC	1,337	13,945
O-I Glass, Inc.	1,329	12,532
		26,477
Pharmaceuticals — 1.9%
Mylan NV (a)	965	14,031
Zoetis, Inc.	93	14,745
		28,776
Retail — 1.8%
Domino’s Pizza, Inc.	37	13,998
World Fuel Services Corp.	630	13,261
		27,259
Semiconductors — 19.0%
Advanced Micro Devices, Inc. (a)	194	14,606
Analog Devices, Inc.	130	15,409
Applied Materials, Inc.	269	15,933
Broadcom, Inc.	41	14,335
Cirrus Logic, Inc. (a)	255	17,562
CMC Materials, Inc.	104	14,788
Intel Corp.	300	13,284
IPG Photonics Corp. (a)	93	17,294
KLA Corp.	86	16,957
Lam Research Corp.	50	17,104
Microchip Technology, Inc.	147	15,447
MKS Instruments, Inc.	143	15,500
Monolithic Power Systems, Inc.	62	19,815
NVIDIA Corp.	30	15,041
Qorvo, Inc. (a)	120	15,283
Semtech Corp. (a)	264	14,491
Silicon Laboratories, Inc. (a)	156	15,984

	Shares	Value
Semiconductors — 19.0% (Continued)
Texas Instruments, Inc.	108	$15,615
		284,448
Software — 8.7%
Activision Blizzard, Inc.	190	$14,389
Adobe Systems, Inc. (a)	31	13,860
ANSYS, Inc. (a)	47	14,305
Autodesk, Inc. (a)	65	15,310
Cadence Design System, Inc. (a)	146	15,968
Citrix Systems, Inc.	112	12,686
Electronic Arts, Inc. (a)	117	14,020
Microsoft Corp.	72	14,578
Synopsys, Inc. (a)	74	15,826
		130,942
Transportation — 0.9%
Kansas City Southern	79	13,915
TOTAL COMMON STOCKS (Cost $1,488,237)		1,481,018

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Rayonier, Inc.	541	13,731
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,769)		13,731

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%

Money Market Deposit Accounts, — 0.3%
U.S. Bank Money Market Deposit Account, 0.025% (b)	$4,431	4,431
TOTAL SHORT-TERM INVESTMENTS (Cost $4,431)		4,431
Total Investments (Cost $1,507,437) — 100.0%		1,499,180
Liabilities in Excess of Other Assets — 0.0% (c)		(9)
TOTAL NET ASSETS — 100.0%		$1,499,171

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of October 31, 2020.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.6%

Aerospace/Defense — 2.9%
Boeing Co.	1,100	$158,829
General Dynamics Corp.	1,210	158,909
Howmet Aerospace, Inc.	9,900	170,775
L3Harris Technologies, Inc.	970	156,277
Lockheed Martin Corp.	450	157,559
Northrop Grumman Corp.	520	150,706
Raytheon Technologies Corp.	2,910	158,071
Teledyne Technologies, Inc. (a)	560	173,124
TransDigm Group, Inc.	350	167,094
		1,451,344
Airlines — 1.6%
Alaska Air Group, Inc.	4,370	165,579
American Airlines Group, Inc.	13,610	153,521
Delta Air Lines, Inc.	5,560	170,359
Southwest Airlines Co.	4,530	179,071
United Airlines Holdings, Inc. (a)	4,890	165,575
		834,105
Apparel — 3.1%
Hanesbrands, Inc.	13,770	221,284
NIKE, Inc. - Class B	1,800	216,144
PVH Corp.	3,160	184,196
Ralph Lauren Corp.	2,780	185,843
Tapestry, Inc.	13,120	291,658
Under Armour, Inc. - Class A (a)	9,790	135,494
Under Armour, Inc. - Class C (a)	10,210	124,868
VF Corp.	3,030	203,616
		1,563,103
Auto Manufacturers — 1.7%
Cummins, Inc.	850	186,906
Ford Motor Co.	30,270	233,987
General Motors Co.	6,960	240,329
PACCAR, Inc.	2,100	179,298
		840,520
Auto Parts & Equipment — 0.8%
Aptiv PLC	2,510	242,190
BorgWarner, Inc.	5,000	174,900
		417,090
Biotechnology — 1.0%
Corteva, Inc.	14,810	488,434

Building Materials — 3.5%
Carrier Global Corp.	6,030	201,342
Fortune Brands Home & Security, Inc.	2,130	172,253
Johnson Controls International PLC	4,230	178,548
Martin Marietta Materials, Inc.	2,060	548,681
Masco Corp.	3,010	161,336

	Shares	Value
Building Materials — 3.5% (Continued)
Vulcan Materials Co.	3,410	$493,904
		1,756,064
Chemicals — 12.6%
Air Products & Chemicals, Inc.	1,500	414,360
Albemarle Corp.	4,760	443,680
Celanese Corp.	4,240	481,282
CF Industries Holdings, Inc.	13,540	373,840
Dow, Inc.	9,060	412,139
DuPont de Nemours, Inc.	7,710	438,545
Eastman Chemical Co.	5,650	456,746
Ecolab, Inc.	2,220	407,570
FMC Corp.	4,160	427,398
International Flavors & Fragrances, Inc.	3,730	382,922
Linde PLC	1,810	398,815
LyondellBasell Industries NV - Class A	6,080	416,176
Mosaic Co.	24,680	456,580
PPG Industries, Inc.	3,560	461,803
Sherwin-Williams Co.	640	440,307
		6,412,163
Commercial Services — 4.8%
Automatic Data Processing, Inc.	1,270	200,609
Cintas Corp.	550	173,002
Equifax, Inc.	1,080	147,528
FleetCor Technologies, Inc. (a)	730	161,264
Gartner, Inc. (a)	1,340	160,934
Global Payments, Inc.	1,020	160,895
IHS Markit Ltd.	2,280	184,384
Nielsen Holdings PLC	12,170	164,417
PayPal Holdings, Inc. (a)	920	171,239
Quanta Services, Inc.	3,420	213,511
Robert Half International, Inc.	3,410	172,853
Rollins, Inc.	3,260	188,591
United Rentals, Inc. (a)	1,010	180,073
Verisk Analytics, Inc.	970	172,631
		2,451,931
Computers — 3.9%
Accenture PLC - Class A	720	156,175
Apple, Inc.	1,510	164,379
Cognizant Technology Solutions Corp. - Class A	2,490	177,836
DXC Technology Co.	8,670	159,701
Fortinet, Inc. (a)	1,470	162,244
Hewlett Packard Enterprise Co.	18,350	158,544
HP, Inc.	8,790	157,868
International Business Machines Corp.	1,400	156,324
Leidos Holdings, Inc.	1,950	161,850
NetApp, Inc.	3,850	168,977

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.6% (Continued)

Computers — 3.9% (Continued)
Seagate Technology PLC	3,640	$174,065
Western Digital Corp.	4,540	171,294
		1,969,257
Distribution/Wholesale — 1.9%
Copart, Inc. (a)	1,730	190,923
Fastenal Co.	4,000	172,920
LKQ Corp. (a)	6,590	210,814
Pool Corp.	620	216,894
W.W. Grainger, Inc.	500	175,010
		966,561
Diversified Financial Services — 0.9%
MasterCard, Inc. - Class A	510	147,206
Visa, Inc. - Class A	850	154,454
Western Union Co.	7,670	149,105
		450,765
Electrical Components & Equipment — 0.7%
AMETEK, Inc.	1,760	172,832
Emerson Electric Co.	2,600	168,454
		341,286
Electronics — 3.5%
Allegion PLC	1,800	177,300
Amphenol Corp. - Class A	1,630	183,929
Flir Systems, Inc.	4,960	172,063
Fortive Corp.	2,650	163,240
Garmin Ltd.	2,120	220,522
Honeywell International, Inc.	1,060	174,847
Keysight Technologies, Inc. (a)	1,840	192,961
Roper Technologies, Inc.	440	163,390
TE Connectivity Ltd.	1,730	167,602
Vontier Corp. (a)	5,800	166,692
		1,782,546
Engineering & Construction — 0.4%
Jacobs Engineering Group, Inc.	1,900	180,500

Environmental Control — 1.0%
Pentair PLC	4,030	200,533
Republic Services, Inc.	1,840	162,233
Waste Management, Inc.	1,560	168,339
		531,105
Forest Products & Paper — 1.0%
International Paper Co.	11,610	507,938

Hand/Machine Tools — 0.7%
Snap-On, Inc.	1,190	187,461
Stanley Black & Decker, Inc.	1,110	184,482
		371,943
Home Builders — 1.5%
DR Horton, Inc.	2,970	198,426

	Shares	Value
Home Builders — 1.5% (Continued)
Lennar Corp. - Class A	2,730	$191,728
NVR, Inc. (a)	50	197,654
PulteGroup, Inc.	4,680	190,757
		778,565
Home Furnishings — 0.8%
Leggett & Platt, Inc.	4,760	198,635
Whirlpool Corp.	1,230	227,501
		426,136
Household Products/Wares — 1.0%
Avery Dennison Corp.	3,590	496,820

Housewares — 0.4%
Newell Brands, Inc.	12,140	214,392

Internet — 3.4%
Amazon.com, Inc. (a)	70	212,530
Booking Holdings, Inc. (a)	120	194,700
CDW Corp.	1,520	186,352
eBay, Inc.	4,020	191,473
Etsy, Inc. (a)	1,910	232,237
Expedia Group, Inc.	2,240	210,896
F5 Networks, Inc. (a)	1,410	187,445
NortonLifeLock, Inc.	8,030	165,177
VeriSign, Inc. (a)	860	164,002
		1,744,812
Iron/Steel — 0.9%
Nucor Corp.	9,840	469,958

Leisure Time — 1.1%
Carnival Corp.	11,980	164,246
Norwegian Cruise Line Holdings Ltd. (a)	12,100	201,223
Royal Caribbean Cruises Ltd.	3,060	172,645
		538,114
Lodging — 1.9%
Hilton Worldwide Holdings, Inc.	2,430	213,378
Las Vegas Sands Corp.	4,080	196,085
Marriott International, Inc. - Class A	2,130	197,834
MGM Resorts International	9,320	191,713
Wynn Resorts Ltd.	2,580	186,869
		985,879
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	1,150	180,607

Machinery-Diversified — 3.1%
Deere & Co.	820	185,246
Dover Corp.	1,560	172,708
Flowserve Corp.	6,260	182,291
IDEX Corp.	970	165,278
Ingersoll Rand, Inc. (a)	4,900	171,206

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.6% (Continued)

Machinery-Diversified — 3.1% (Continued)
Otis Worldwide Corp.	2,930	$179,551
Rockwell Automation, Inc.	790	187,325
Wabtec Corp.	2,610	154,773
Xylem, Inc.	2,080	181,251
		1,579,629
Mining — 1.8%
Freeport-McMoRan, Inc.	27,770	481,532
Newmont Goldcorp Corp.	6,820	428,569
		910,101
Miscellaneous Manufacturing — 2.9%
3M Co.	1,060	169,558
AO Smith Corp.	3,610	186,601
Eaton Corp. PLC	1,720	178,519
General Electric Co.	29,630	219,855
Illinois Tool Works, Inc.	900	176,292
Parker-Hannifin Corp.	840	175,022
Textron, Inc.	4,550	162,890
Trane Technologies PLC	1,510	200,452
		1,469,189
Office/Business Equipment — 0.7%
Xerox Holdings Corp.	8,880	154,335
Zebra Technologies Corp. - Class A (a)	680	192,875
		347,210
Packaging & Containers — 4.7%
Amcor PLC	40,850	426,065
Ball Corp.	5,530	492,170
Packaging Corp. of America	4,320	494,597
Sealed Air Corp.	11,520	456,077
WestRock Co.	13,240	497,162
		2,366,071
Retail — 9.9%
Advance Auto Parts, Inc.	1,370	201,774
AutoZone, Inc. (a)	170	191,927
Best Buy Co., Inc.	1,980	220,869
CarMax, Inc. (a)	2,080	179,795
Chipotle Mexican Grill, Inc. (a)	160	192,237
Darden Restaurants, Inc.	2,440	224,285
Dollar General Corp.	1,060	221,233
Dollar Tree, Inc. (a)	2,350	212,252
Domino’s Pizza, Inc.	540	204,293
Gap, Inc.	12,730	247,598
Genuine Parts Co.	2,110	190,807
Home Depot, Inc.	770	205,367
L Brands, Inc.	7,570	242,316
Lowe’s Cos., Inc.	1,310	207,111
McDonald’s Corp.	970	206,610
O’Reilly Automotive, Inc. (a)	450	196,470

	Shares	Value
Retail — 9.9% (Continued)
Ross Stores, Inc.	2,350	$200,149
Starbucks Corp.	2,480	215,661
Target Corp.	1,440	219,197
Tiffany & Co.	1,860	243,362
TJX Cos., Inc.	3,910	198,628
Tractor Supply Co.	1,540	205,143
Ulta Salon Cosmetics & Fragrance, Inc. (a)	930	192,296
Yum! Brands, Inc.	2,300	214,659
		5,034,039
Semiconductors — 6.4%
Advanced Micro Devices, Inc. (a)	2,220	167,144
Analog Devices, Inc.	1,490	176,610
Applied Materials, Inc.	3,080	182,428
Broadcom, Inc.	470	164,326
Intel Corp.	3,440	152,323
IPG Photonics Corp. (a)	1,070	198,977
KLA Corp.	990	195,208
Lam Research Corp.	580	198,406
Maxim Integrated Products, Inc.	2,570	179,001
Microchip Technology, Inc.	1,680	176,534
Micron Technology, Inc. (a)	3,680	185,251
NVIDIA Corp.	350	175,476
Qorvo, Inc. (a)	1,380	175,757
QUALCOMM, Inc.	1,500	185,040
Skyworks Solutions, Inc.	1,250	176,613
Teradyne, Inc.	2,260	198,541
Texas Instruments, Inc.	1,240	179,292
Xilinx, Inc.	1,720	204,147
		3,271,074
Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.	1,200	176,976

Software — 6.5%
Adobe Systems, Inc. (a)	360	160,956
Akamai Technologies, Inc. (a)	1,590	151,241
ANSYS, Inc. (a)	540	164,360
Autodesk, Inc. (a)	750	176,655
Broadridge Financial Solutions, Inc.	1,260	173,376
Cadence Design System, Inc. (a)	1,670	182,648
Citrix Systems, Inc.	1,280	144,985
Fidelity National Information Services, Inc.	1,180	147,016
Fiserv, Inc. (a)	1,820	173,755
Intuit, Inc.	540	169,927
Jack Henry & Associates, Inc.	1,090	161,592
Microsoft Corp.	830	168,050
Oracle Corp.	2,980	167,208
Paychex, Inc.	2,260	185,885
Paycom Software, Inc. (a)	640	233,018

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.6% (Continued)

Software — 6.5% (Continued)
Salesforce.com, Inc. (a)	700	$162,589
ServiceNow, Inc. (a)	380	189,077
Synopsys, Inc. (a)	850	181,781
Tyler Technologies, Inc. (a)	520	199,878
		3,293,997
Telecommunications — 1.6%
Arista Networks, Inc. (a)	830	173,387
Cisco Systems, Inc.	4,250	152,575
Corning, Inc.	5,310	169,760
Juniper Networks, Inc.	7,340	144,745
Motorola Solutions, Inc.	1,100	173,866
		814,333
Textiles — 0.4%
Mohawk Industries, Inc. (a)	2,190	225,986

Toys/Games/Hobbies — 0.4%
Hasbro, Inc.	2,690	222,517

Transportation — 3.4%
CH Robinson Worldwide, Inc.	1,790	158,290
CSX Corp.	2,280	179,983
Expeditors International of Washington, Inc.	1,950	172,322
FedEx Corp.	760	197,197
JB Hunt Trasport Services, Inc.	1,300	158,262
Kansas City Southern	950	167,333
Norfolk Southern Corp.	810	169,387
Old Dominion Freight Line, Inc.	900	171,333
Union Pacific Corp.	900	159,471
United Parcel Service, Inc. - Class B	1,110	174,392
		1,707,970
TOTAL COMMON STOCKS (Cost $50,579,953)		50,571,030

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts, — 0.1%
U.S. Bank Money Market Deposit Account, 0.025% (b)	$67,716	$67,716
TOTAL SHORT-TERM INVESTMENTS (Cost $67,716)		67,716
Total Investments (Cost $50,647,669) — 99.7%		50,638,746
Other Assets in Excess of Liabilities — 0.3%		154,430
TOTAL NET ASSETS — 100.0%		$50,793,176

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of October 31, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows Growth ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.5%

Aerospace/Defense — 9.3%
Hexcel Corp.	221	$7,399
Lockheed Martin Corp.	174	60,923
Northrop Grumman Corp.	200	57,964
		126,286
Apparel — 1.4%
Deckers Outdoor Corp. (a)	74	18,749

Auto Parts & Equipment — 1.3%
Gentex Corp.	649	17,958

Biotechnology — 1.2%
Exelixis, Inc. (a)	816	16,712

Building Materials — 0.7%
Eagle Materials, Inc.	110	9,378

Chemicals — 7.2%
Celanese Corp.	312	35,415
Dow, Inc.	1,363	62,003
		97,418
Commercial Services — 5.4%
FleetCor Technologies, Inc. (a)	222	49,042
FTI Consulting, Inc. (a)	97	9,550
WEX, Inc. (a)	116	14,680
		73,272
Computers — 2.8%
CACI International, Inc. - Class A (a)	66	13,763
Lumentum Holdings, Inc. (a)	199	16,456
Perspecta, Inc.	425	7,620
		37,839
Electric — 1.5%
NRG Energy, Inc.	645	20,395

Electronics — 4.0%
Coherent, Inc. (a)	64	8,009
Hubbell, Inc.	143	20,808
Jabil, Inc.	398	13,189
Woodward, Inc.	165	13,126
		55,132
Engineering & Construction — 2.3%
KBR, Inc.	376	8,381
MasTec, Inc. (a)	195	9,680
TopBuild Corp. (a)	87	13,329
		31,390
Environmental Control — 1.6%
Clean Harbors, Inc. (a)	147	7,787
Tetra Tech, Inc.	142	14,329
		22,116

	Shares	Value
Hand/Machine Tools — 1.2%
Lincoln Electric Holdings, Inc.	157	$15,986

Healthcare-Services — 2.7%
Chemed Corp.	41	19,611
LHC Group, Inc. (a)	80	17,324
		36,935
Home Builders — 5.0%
NVR, Inc. (a)	10	39,531
PulteGroup, Inc.	708	28,858
		68,389
Home Furnishings — 0.9%
Tempur Sealy International, Inc. (a)	136	12,104

Internet — 4.5%
eBay, Inc.	1,287	61,300

Iron/Steel — 1.3%
Reliance Steel & Aluminum Co.	168	18,310

Leisure Time — 1.1%
Polaris Industries, Inc.	162	14,719

Metal Fabricate/Hardware — 0.9%
The Timken Co.	198	11,821

Miscellaneous Manufacturing — 1.3%
Carlisle Cos., Inc.	144	17,837

Office Furnishings — 0.3%
Herman Miller, Inc.	156	4,753

Office/Business Equipment — 3.7%
Xerox Holdings Corp.	563	9,785
Zebra Technologies Corp. - Class A (a)	141	39,993
		49,778
Oil & Gas — 0.7%
Murphy USA, Inc. (a)	77	9,416

Retail — 6.2%
Dollar General Corp.	339	70,753
Lithia Motors, Inc. - Class B	60	13,774
		84,527
Semiconductors — 18.8%
Applied Materials, Inc.	1,235	73,149
Broadcom, Inc.	189	66,080
KLA Corp.	395	77,886
Qorvo, Inc. (a)	302	38,463
		255,578

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows Growth ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.5% (Continued)

Software — 4.0%
J2 Global, Inc. (a)	126	$8,553
Take-Two Interactive Software, Inc. (a)	298	46,166
		54,719
Telecommunications — 8.2%
Arista Networks, Inc. (a)	201	41,989
Motorola Solutions, Inc.	438	69,230
		111,219
TOTAL COMMON STOCKS (Cost $1,392,526)		1,354,036

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%

Money Market Deposit Accounts, — 0.5%
U.S. Bank Money Market Deposit Account, 0.025% (b)	$7,123	7,123
TOTAL SHORT-TERM INVESTMENTS (Cost $7,123)		7,123
Total Investments (Cost $1,399,649) — 100.0%		1,361,159
Liabilities in Excess of Other Assets — 0.0% (c)		(341)
TOTAL NET ASSETS — 100.0%		$1,360,818

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of October 31, 2020.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.1%

Australia — 5.7%
Afterpay Ltd. (a)	1,790	$121,654
AGL Energy Ltd.	5,197	45,589
APA Group	9,180	67,688
Aristocrat Leisure Ltd.	5,292	106,496
ASX Ltd.	1,615	90,395
Australia & New Zealand Banking Group Ltd.	23,527	311,063
BHP Billiton Ltd. - ADR	11,276	542,488
Brambles Ltd.	12,573	84,752
Cochlear Ltd.	516	76,957
Coles Group Ltd.	9,963	124,303
Commonwealth Bank of Australia	14,690	712,672
CSL Ltd.	3,530	713,503
Fortescue Metals Group Ltd.	14,039	171,407
Insurance Australia Group Ltd.	19,164	64,254
Macquarie Group Ltd.	2,756	245,539
National Australia Bank Ltd.	26,495	346,393
Newcrest Mining Ltd.	6,708	137,868
Origin Energy Ltd.	14,605	41,063
QBE Insurance Group Ltd.	12,182	70,642
Ramsay Health Care Ltd.	1,509	66,133
REA Group Ltd.	394	32,754
Rio Tinto Ltd.	3,087	200,559
Santos Ltd.	14,694	48,853
Scentre Group	43,022	63,504
Sonic Healthcare Ltd.	3,716	90,949
South32 Ltd.	40,184	57,338
Suncorp Group Ltd.	10,467	60,403
Sydney Airport	10,981	42,066
Telstra Corp. Ltd.	34,496	64,983
TPG Telecom Ltd. (a)	2,902	14,646
Transurban Group	22,674	214,519
Wesfarmers Ltd.	9,421	304,348
Westpac Banking Corp.	29,942	376,937
Woodside Petroleum Ltd.	7,928	97,632
Woolworths Group Ltd.	10,490	281,369
		6,091,719
Austria — 0.3%
ams AG (a)	2,279	48,838
Andritz AG	597	20,108
BAWAG Group AG (a)(b)	601	21,979
CA Immobilien Anlagen AG	611	16,758
Erste Group Bank AG	2,506	51,309
Mayr Melnhof Karton AG	86	14,042
OMV AG	1,198	27,486
Raiffeisen Bank International AG (a)	1,129	16,226
Strabag SE	115	3,335
Telekom Austria AG	1,179	7,937

	Shares	Value
Austria — 0.3% (Continued)
Verbund AG	586	$33,701
Voestalpine AG	927	25,749
		287,468
Belgium — 0.9%
Ageas	1,549	62,330
Anheuser-Busch InBev SA/NV - ADR	7,046	365,758
Galapagos NV - ADR (a)	392	45,660
Groupe Bruxelles Lambert SA	981	80,296
KBC Groep NV	2,843	140,158
Sofina SA	129	33,503
Solvay SA - Class A	610	49,517
UCB SA	1,067	105,255
Umicore SA	1,573	60,529
		943,006
Bermuda — 0.1%
Alibaba Health Information Technology Ltd. (a)	32,404	84,641

Canada — 8.3%
Agnico Eagle Mines Ltd.	2,011	159,452
Alimentation Couche-Tard, Inc. - Class B (a)	7,135	219,732
Bank of Montreal	5,296	314,953
Barrick Gold Corp.	14,761	394,562
BCE, Inc.	2,477	99,625
Canadian Imperial Bank of Commerce	3,698	275,945
Canadian National Railway Co.	5,895	586,258
Canadian Natural Resources Ltd.	9,800	156,310
Canadian Pacific Railway Ltd.	1,136	339,812
CGI, Inc. (a)	1,918	119,242
Constellation Software Inc./Canada (a)	182	191,056
Enbridge, Inc.	16,761	461,933
Fortis, Inc.	3,843	151,798
Franco-Nevada Corp.	1,577	215,339
Great-West Lifeco, Inc.	2,250	45,851
Hydro One Ltd. (a)(b)	2,547	55,650
Imperial Oil Ltd.	1,898	25,300
Intact Financial Corp. (a)	1,188	122,715
Loblaw Cos Ltd. (a)	1,438	71,582
Magna International, Inc.	2,353	120,262
Manulife Financial Corp.	16,067	218,190
National Bank of Canada (a)	2,795	134,138
Nutrien Ltd.	4,720	192,010
Pembina Pipeline Corp.	4,329	90,606
Restaurant Brands International, Inc.	2,495	129,740
Rogers Communications, Inc. - Class B	2,921	118,622
Royal Bank of Canada	11,785	824,832

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 93.1% (Continued)

Canada — 8.3% (Continued)
Shopify, Inc. - Class A (a)	893	$826,409
Sun Life Financial, Inc.	4,851	193,167
Suncor Energy, Inc.	12,661	142,943
TC Energy Corp.	7,794	307,551
TELUS Corp.	3,488	59,680
The Bank of Nova Scotia	10,049	417,636
The Toronto-Dominion Bank	14,936	660,619
Thomson Reuters Corp.	1,401	109,068
TOPICUS.COM, Inc. (a)(c)	338	2,105
Waste Connections, Inc.	2,181	216,617
Wheaton Precious Metals Corp.	3,510	161,846
		8,933,156
Cayman Islands — 0.1%
CK Asset Holdings Ltd.	21,133	97,862

Denmark — 2.2%
AP Moller - Maersk A/S - Class B	70	111,812
AP Moller - Maersk A/S - Class A	34	50,160
Carlsberg A/S - Class B	861	108,972
Coloplast A/S - Class B	993	144,911
DSV A/S	1,668	270,084
Genmab A/S - ADR (a)	5,374	180,889
Novo Nordisk A/S - ADR	13,452	859,448
Novozymes A/S - Class B	1,742	104,678
Orsted A/S (b)	1,388	220,295
Vestas Wind Systems A/S	1,671	285,210
		2,336,459
Finland — 1.1%
Fortum OYJ	3,630	68,277
Kone OYJ - Class B	3,355	267,031
Neste OYJ	3,582	186,394
Nokia OYJ - ADR (a)	46,536	156,826
Nordea Bank Abp (a)	26,770	200,600
Sampo OYJ - Class A	4,309	162,598
Stora Enso OYJ - Class R	5,097	74,351
UPM-Kymmene OYJ	4,410	124,602
		1,240,679
France — 7.2%
Air Liquide SA	3,927	573,982
AXA SA	16,091	258,616
BNP Paribas SA (a)	9,511	330,702
Christian Dior SE	58	24,683
Credit Agricole SA (a)	10,528	83,157
Danone SA	5,349	295,287
Dassault Systemes SE	1,149	196,110
Electricite de France SA	3,868	44,904
Engie SA (a)	13,800	166,909
EssilorLuxottica SA (a)	2,451	303,153

	Shares	Value
France — 7.2% (Continued)
Hermes International	299	$278,235
Kering	625	377,418
L’Oreal SA	1,887	610,298
LVMH Moet Hennessy Louis Vuitton SE - ADR	10,428	981,588
Orange SA	15,811	177,329
Pernod Ricard SA	1,570	253,064
Safran SA (a)	2,744	289,283
Sanofi - ADR	17,837	808,016
Schneider Electric SE	4,215	511,516
TOTAL SA - ADR	20,633	625,799
Vinci SA	4,219	333,243
Vivendi SA	6,673	192,660
		7,715,952
Germany — 6.3%
adidas AG (a)	1,545	458,841
Allianz SE - ADR	1	18
Allianz SE	3,249	571,601
BASF SE	7,630	418,276
Bayer AG - ADR	32,653	383,020
Bayerische Motoren Werke AG	2,649	181,036
Beiersdorf AG	823	86,169
Daimler AG	6,513	336,789
Deutsche Boerse AG	1,576	231,913
Deutsche Post AG	8,051	356,684
Deutsche Telekom AG	26,854	408,770
E.ON SE	18,178	189,522
Fresenius Medical Care AG & Co KGaA - ADR	3,529	134,914
Fresenius SE & Co. KGaA	3,412	126,525
Henkel AG & Co. KGaA	856	77,412
Infineon Technologies AG	10,834	301,565
Merck KGaA	1,081	160,080
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	1,185	277,125
SAP SE - ADR	8,821	942,347
Sartorius AG	7	2,650
Siemens AG - ADR	12,554	807,599
Siemens Healthineers AG (b)	1,262	54,169
Volkswagen AG	290	45,123
Vonovia SE	4,518	288,456
		6,840,604
Hong Kong — 2.9%
AIA Group Ltd. - ADR	23,295	886,841
BOC Hong Kong Holdings Ltd.	29,795	82,630
Budweiser Brewing Co APAC Ltd. (b)	10,981	32,295
China Evergrande New Energy Vehicle Group Ltd. (a)	16,785	46,442
CK Hutchison Holdings Ltd.	22,377	134,796

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 93.1% (Continued)

Hong Kong — 2.9% (Continued)
CLP Holdings Ltd.	12,590	$115,791
Galaxy Entertainment Group Ltd.	16,512	108,837
Hang Seng Bank Ltd.	6,033	92,761
Henderson Land Development Co Ltd.	13,647	48,321
Hong Kong & China Gas Co. Ltd.	85,435	122,766
Hong Kong Exchanges & Clearing Ltd.	9,898	472,653
Jardine Matheson Holdings Ltd.	2,109	93,618
Jardine Strategic Holdings Ltd.	1,475	31,993
MTR Corp Ltd.	12,767	63,156
Sands China Ltd.	20,116	70,448
Sea Ltd. - ADR (a)	2,341	369,176
Sun Hung Kai Properties Ltd.	12,252	156,696
Techtronic Industries Co Ltd.	13,387	178,551
		3,107,771
Ireland — 0.8%
CRH PLC - ADR	6,590	231,639
Flutter Entertainment PLC (a)	1,188	205,618
James Hardie Industries PLC	3,446	83,759
Kerry Group PLC - Class A	1,275	152,502
Kingspan Group PLC (a)	1,289	112,367
Ryanair Holdings PLC - ADR (a)	785	63,271
		849,156
Israel — 0.7%
Azrieli Group Ltd.	304	14,336
Bank Hapoalim BM (a)	9,277	54,351
Bank Leumi Le-Israel BM	12,156	57,537
Check Point Software Technologies Ltd. (a)	941	106,860
CyberArk Software Ltd. (a)	329	32,620
Elbit Systems Ltd.	208	23,537
Fiverr International Ltd. (a)	140	20,499
ICL Group Ltd.	5,713	20,795
Isracard Ltd.	0	1
Israel Discount Bank Ltd.	9,658	27,179
Kornit Digital Ltd. (a)	325	21,879
Mizrahi Tefahot Bank Ltd.	1,091	21,302
Nice Ltd. - ADR (a)	520	118,695
Plus500 Ltd.	843	16,114
Taro Pharmaceutical Industries Ltd. (a)	98	5,746
Teva Pharmaceutical Industries Ltd. - ADR (a)	9,031	78,750
Wix.com Ltd. (a)	394	97,444
		717,645
Italy — 1.4%
Assicurazioni Generali SpA	10,192	136,625
Atlantia SpA (a)	3,919	60,043

	Shares	Value
Italy — 1.4% (Continued)
Enel SpA	63,989	$509,301
Eni SpA	21,085	147,609
Intesa Sanpaolo SpA (a)	145,090	239,882
Poste Italiane SpA (b)	3,807	31,037
Recordati SpA	788	40,830
Snam SpA	18,026	87,964
Terna Rete Elettrica Nazionale SpA	11,619	78,540
UniCredit SpA (a)	17,528	130,669
		1,462,500
Japan — 25.0%
Acom Co. Ltd.	3,840	17,129
Advantest Corp.	1,678	96,646
Aeon Co Ltd.	7,246	184,342
Aisin Seiki Co. Ltd.	1,527	45,871
Ajinomoto Co, Inc.	4,563	91,417
ANA Holdings, Inc. (a)	973	21,097
Asahi Glass Co. Ltd.	1,891	58,611
Asahi Group Holdings Ltd.	3,831	117,936
Asahi Kasei Corp.	11,576	99,556
Astellas Pharma, Inc.	14,673	201,115
Bandai Namco Holdings, Inc.	1,861	138,222
Bridgestone Corp.	5,160	167,080
Canon, Inc. - ADR (a)	9,011	157,242
Central Japan Railway Co.	1,719	206,635
Chubu Electric Power Co, Inc.	5,993	67,060
Chugai Pharmaceutical Co Ltd.	5,292	203,249
Dai Nippon Printing Co Ltd.	2,513	46,542
Daifuku Co Ltd.	985	100,951
Dai-ichi Life Holdings, Inc.	9,941	146,843
Daiichi Sankyo Co Ltd.	15,185	398,571
Daikin Industries Ltd.	2,451	456,044
Daiwa House Industry Co Ltd.	5,531	144,516
Daiwa Securities Group, Inc.	12,962	52,123
Denso Corp.	4,315	199,398
Dentsu, Inc.	2,061	58,880
Disco Corp.	239	63,987
East Japan Railway Co.	3,137	163,509
Eisai Co Ltd.	2,460	190,066
ENEOS Holdings, Inc.	26,774	89,660
FANUC Corp.	1,617	340,559
Fast Retailing Co Ltd.	549	381,277
FUJIFILM Holdings Corp.	3,435	174,481
Fujitsu Ltd.	1,581	184,610
GMO Payment Gateway, Inc.	339	41,349
Hankyu Hanshin Holdings, Inc.	2,121	64,423
Hikari Tsushin, Inc.	190	44,299
Hitachi Ltd.	8,038	268,867
Honda Motor Co. Ltd. - ADR (a)	13,309	314,359
Hoya Corp.	3,137	353,566
Hulic Co Ltd.	4,137	38,171

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 93.1% (Continued)

Japan — 25.0% (Continued)
Idemitsu Kosan Co Ltd.	2,058	$41,378
Inpex Corp.	8,982	42,210
Isuzu Motors Ltd.	5,143	41,411
ITOCHU Corp.	11,513	274,918
Itochu Techno-Solutions Corp.	763	25,908
Japan Airlines Co. Ltd. (a)	933	16,192
Japan Exchange Group, Inc.	4,455	108,189
Japan Post Bank Co. Ltd.	3,363	26,693
Japan Post Holdings Co. Ltd.	12,322	84,140
Japan Post Insurance Co. Ltd.	244	3,845
Japan Tobacco, Inc.	9,301	175,013
KAJIMA Corp.	4,175	44,344
Kansai Paint Co. Ltd.	2,156	55,375
Kao Corp.	4,016	284,624
KDDI Corp.	12,998	346,692
Keio Corp.	1,021	59,000
Keyence Corp.	1,575	710,815
Kikkoman Corp.	1,618	80,054
Kintetsu Group Holdings Co. Ltd.	1,583	62,900
Kirin Holdings Co. Ltd.	7,582	136,077
Kobe Bussan Co Ltd.	978	27,510
Koito Manufacturing Co. Ltd.	1,091	52,312
Komatsu Ltd.	8,067	180,380
Kose Corp.	306	38,814
Kubota Corp.	9,611	166,204
Kyocera Corp.	2,930	160,388
Kyowa Kirin Co. Ltd.	2,116	52,347
Lasertec Corp.	604	52,153
LINE Corp. (a)	480	24,620
M3, Inc.	3,547	238,070
Makita Corp.	2,340	102,813
Marubeni Corp.	14,407	74,749
MEIJI Holdings Co Ltd.	1,209	87,302
MINEBEA MITSUMI, Inc.	3,542	63,400
MISUMI Group, Inc.	2,354	69,477
Mitsubishi Chemical Holdings Corp.	11,754	65,812
Mitsubishi Corp.	10,994	244,200
Mitsubishi Electric Corp.	17,810	227,952
Mitsubishi Estate Co. Ltd.	11,547	171,393
Mitsubishi Heavy Industries Ltd.	2,811	59,995
Mitsubishi UFJ Financial Group, Inc.	106,930	418,957
Mitsui & Co. Ltd.	12,679	197,400
Mitsui Fudosan Co Ltd.	8,138	137,933
Mizuho Financial Group, Inc.	21,063	257,818
MonotaRO Co Ltd.	975	54,014
MS&AD Insurance Group Holdings, Inc.	4,099	111,367
Murata Manufacturing Co. Ltd.	5,329	369,892

	Shares	Value
Japan — 25.0% (Continued)
NEC Corp.	2,159	$108,264
Nexon Co. Ltd.	3,828	106,728
Nidec Corp.	4,557	457,028
Nihon M&A Center, Inc.	1,153	67,289
Nintendo Co. Ltd. - ADR (a)	7,845	531,342
Nippon Paint Holdings Co. Ltd.	1,667	149,512
Nippon Steel Corp. (a)	7,885	75,804
Nippon Telegraph & Telephone Corp.	10,691	224,246
Nissan Motor Co. Ltd. (a)	19,949	69,739
Nissin Foods Holdings Co. Ltd.	705	60,874
Nitori Holdings Co. Ltd.	706	145,320
Nitto Denko Corp.	1,328	92,723
Nomura Holdings, Inc.	23,620	104,795
Nomura Research Institute Ltd.	3,236	95,663
NTT Data Corp.	5,362	60,178
NTT DOCOMO, Inc.	8,332	309,341
Obayashi Corp.	5,980	49,693
Obic Co Ltd.	571	101,171
Odakyu Electric Railway Co. Ltd.	2,828	67,881
Olympus Corp.	10,796	205,103
Omron Corp.	1,721	123,287
Ono Pharmaceutical Co. Ltd.	4,172	118,431
Oracle Corp Japan	299	29,873
Oriental Land Co. Ltd.	1,871	260,648
ORIX Corp.	10,978	127,454
Osaka Gas Co. Ltd.	3,460	65,502
Otsuka Corp.	877	40,376
Otsuka Holdings Co. Ltd.	4,628	170,409
Pan Pacific International Holdings Corp.	5,000	106,118
Panasonic Corp.	19,317	177,256
Rakuten, Inc.	6,780	65,731
Recruit Holdings Co. Ltd.	13,236	501,905
Renesas Electronics Corp. (a)	8,663	71,244
Resona Holdings, Inc.	18,317	59,922
Rohm Co. Ltd.	784	59,907
Santen Pharmaceutical Co. Ltd.	3,338	59,207
Secom Co. Ltd.	1,783	149,783
Sekisui Chemical Co. Ltd.	3,789	58,629
Sekisui House Ltd.	5,345	88,143
Seven & i Holdings Co. Ltd.	6,624	201,134
SG Holdings Co. Ltd.	4,066	97,674
Sharp Corp.	1,736	19,898
Shimadzu Corp.	2,290	64,985
Shimano, Inc.	713	161,846
Shimizu Corp.	6,021	41,637
Shin-Etsu Chemical Co. Ltd.	3,188	422,955
Shionogi & Co. Ltd.	2,382	112,030
Shiseido Co. Ltd.	3,338	205,646

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 93.1% (Continued)

Japan — 25.0% (Continued)
SMC Corp.	490	$258,818
SoftBank Corp.	13,506	156,416
SoftBank Group Corp. - ADR (a)	27,248	886,922
Sompo Holdings, Inc.	3,110	115,583
Sony Corp. - ADR (a)	10,438	873,243
Subaru Corp.	5,296	96,390
Sumitomo Corp.	10,389	113,570
Sumitomo Electric Industries Ltd.	6,583	72,027
Sumitomo Metal Mining Co. Ltd.	2,269	69,850
Sumitomo Mitsui Financial Group, Inc. - ADR (a)	57,193	316,849
Sumitomo Mitsui Trust Holdings, Inc.	3,131	83,243
Sumitomo Realty & Development Co. Ltd.	3,953	105,230
Suntory Beverage & Food Ltd.	1,070	36,793
Suzuki Motor Corp.	3,826	162,878
Sysmex Corp.	1,375	128,707
T&D Holdings, Inc.	4,940	48,931
Taisei Corp.	1,866	57,836
Taiyo Nippon Sanso Corp.	1,769	25,801
Takeda Pharmaceutical Co. Ltd. - ADR (a)	26,046	400,848
TDK Corp.	1,079	125,838
Terumo Corp.	5,793	212,309
The Kansai Electric Power Co., Inc.	6,870	62,397
Tobu Railway Co. Ltd.	1,760	49,676
Toho Co Ltd./Tokyo	1,182	46,627
Tokio Marine Holdings, Inc.	5,828	259,350
Tokyo Electron Ltd.	1,311	349,366
Tokyo Gas Co. Ltd.	3,236	73,115
Tokyu Corp.	4,715	55,619
Toray Industries, Inc.	13,525	60,769
Toshiba Corp.	3,549	89,119
TOTO Ltd.	1,333	60,414
Toyota Industries Corp.	1,711	109,823
Toyota Motor Corp. - ADR (a)	9,865	1,295,176
Toyota Tsusho Corp.	1,968	54,494
Trend Micro, Inc.	1,023	57,162
Unicharm Corp.	3,661	169,246
Welcia Holdings Co Ltd.	802	31,407
West Japan Railway Co.	1,591	67,776
Yakult Honsha Co Ltd.	1,349	65,198
Yamaha Corp.	1,404	65,979
Yamato Holdings Co. Ltd.	2,799	73,628
Yaskawa Electric Corp.	2,226	85,791
Z Holdings Corp.	23,091	159,924
ZOZO, Inc.	796	20,156
		26,971,927

	Shares	Value
Jersey — 0.5%
Experian PLC	7,548	$275,459
Ferguson PLC	1,940	194,075
WPP PLC - ADR	2,048	81,818
		551,352
Luxembourg — 0.3%
ArcelorMittal (a)	5,915	80,269
Ardagh Group SA	158	2,604
Globant SA (a)	307	55,447
RTL Group SA (a)	328	12,461
SES SA	3,190	25,464
Spotify Technology SA (a)	846	202,947
		379,192
Netherlands — 4.0%
Adyen NV (a)(b)	204	343,908
Airbus SE - ADR (a)	20,407	372,836
ASML Holding NV - ADR	3,467	1,252,315
CNH Industrial NV (a)	8,235	63,986
Davide Campari-Milano NV	3,252	33,951
EXOR NV	803	41,710
Ferrari NV	1,084	193,348
Heineken NV	1,962	174,120
ING Groep NV - ADR (a)	32,564	222,086
Koninklijke Ahold Delhaize NV	9,124	250,673
Koninklijke Philips NV (a)	7,593	352,621
Prosus NV	3,521	351,760
Unilever NV	11,344	641,430
		4,294,744
New Zealand — 0.4%
A2 Milk Co. Ltd. (a)	6,147	59,503
Auckland International Airport Ltd. (a)	9,909	45,863
Contact Energy Ltd.	5,971	29,136
Fisher & Paykel Healthcare Corp. Ltd.	4,779	110,596
Mercury NZ Ltd.	5,199	18,391
Meridian Energy Ltd.	10,412	36,487
Ryman Healthcare Ltd.	3,442	31,862
Spark New Zealand Ltd.	15,233	45,224
Xero Ltd. (a)	912	70,611
		447,673
Norway — 0.7%
Adevinta ASA (a)	1,876	28,985
Aker ASA	205	8,173
Aker BP ASA	899	13,965
DNB ASA (a)	7,470	100,704
Equinor ASA - ADR	9,205	118,100
Gjensidige Forsikring ASA	1,576	29,930
Leroy Seafood Group ASA	2,339	10,986
Mowi ASA	3,726	58,798
NEL ASA (a)	6,102	11,556

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 93.1% (Continued)

Norway — 0.7% (Continued)
Norsk Hydro ASA (a)	11,330	$31,723
Orkla ASA	6,739	63,588
Salmar ASA (a)	467	23,603
Schibsted ASA - Class A (a)	684	27,886
Schibsted ASA - Class B (a)	862	30,935
Telenor ASA	5,404	83,324
TOMRA Systems ASA	916	36,912
Yara International ASA	1,484	51,686
		730,854
Portugal — 0.1%
EDP - Energias de Portugal SA	23,039	113,554
Jeronimo Martins SGPS SA	2,055	32,646
		146,200
Republic of Korea — 0.2%
KB Financial Group, Inc. - ADR (a)	3,211	114,729
POSCO - ADR (a)	2,362	109,384
SK Telecom Co. Ltd. - ADR (a)	2,479	52,208
		276,321
Singapore — 0.9%
CapitaLand Ltd.	20,879	39,283
City Developments Ltd.	5,115	23,741
DBS Group Holdings Ltd.	14,852	221,266
Genting Singapore Ltd.	46,968	22,178
Keppel Corp. Ltd.	12,033	38,673
Oversea-Chinese Banking Corp. Ltd.	32,487	200,257
Singapore Airlines Ltd.	10,810	26,828
Singapore Exchange Ltd.	6,848	43,416
Singapore Technologies Engineering Ltd.	12,941	33,064
Singapore Telecommunications Ltd.	53,286	79,191
United Overseas Bank Ltd.	11,604	161,323
Wilmar International Ltd.	25,190	74,503
		963,723
Spain — 1.7%
Aena SME SA (a)(b)	615	82,799
Amadeus IT Holding SA	3,736	178,352
Banco Bilbao Vizcaya Argentaria SA - ADR	55,578	160,621
Banco Santander SA - ADR	139,899	281,197
Cellnex Telecom SA (b)	2,161	138,726
EDP Renovaveis SA	1,173	22,295
Endesa SA	2,656	71,177
Iberdrola SA	44,912	529,604
Industria de Diseno Textil SA	8,798	217,125
Naturgy Energy Group SA	2,781	51,660
Telefonica SA	37,875	123,775
		1,857,331
Sweden — 3.1%
Alfa Laval AB (a)	2,493	50,569

	Shares	Value
Sweden — 3.1% (Continued)
Assa Abloy AB - Class B	8,243	$176,932
Atlas Copco AB - Class B	3,234	124,041
Atlas Copco AB - Class A	5,375	237,328
Boliden AB	2,270	62,041
Epiroc AB - Class B	3,234	46,374
Epiroc AB - Class A	5,199	77,707
EQT AB	1,609	30,658
Essity AB - Class B	5,026	145,667
Evolution Gaming Group AB (b)	1,044	77,551
Hennes & Mauritz AB - Class B	6,428	104,456
Hexagon AB - Class B	2,340	171,035
ICA Gruppen AB	790	37,403
Industrivarden AB (a)- Class A	1,353	36,401
Industrivarden AB (a)- Class C	1,388	35,502
Investment AB Latour - Class B	1,043	24,357
Investor AB - Class A	1,027	61,516
Investor AB - Class B	3,789	227,551
Kinnevik AB - Class B	2,018	82,809
L E Lundbergforetagen AB - Class B (a)	540	24,310
Lundin Energy AB	1,569	29,949
Nibe Industrier AB - Class B (a)	2,771	66,827
Sandvik AB (a)	9,167	163,284
Skandinaviska Enskilda Banken AB - Class A (a)	13,330	114,299
Skandinaviska Enskilda Banken AB - Class C (a)	124	1,140
Skanska AB - Class B	2,996	56,328
SKF AB - Class B	3,118	63,843
Svenska Cellulosa AB SCA - Class B (a)	5,026	68,202
Svenska Handelsbanken AB - Class A (a)	12,574	101,910
Svenska Handelsbanken AB - Class B (a)	298	2,877
Swedbank AB (a)	7,706	120,807
Swedish Match AB	1,364	102,794
Tele2 AB	4,144	49,155
Telefonaktiebolaget LM Ericsson - ADR	21,776	244,109
Telia Co. AB	21,024	80,614
Volvo AB - Class B (a)	12,280	238,951
		3,339,297
Switzerland — 7.9%
ABB Ltd. - ADR	14,867	361,119
Alcon, Inc. (a)	4,059	230,628
Cie Financiere Richemont SA	4,330	271,525
Givaudan SA	64	260,760
Glencore PLC (a)	90,660	183,105
Lonza Group AG	490	296,688
Nestle SA - ADR	22,444	2,519,788

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 93.1% (Continued)

Switzerland — 7.9% (Continued)
Novartis AG - ADR	20,158	$1,573,937
Roche Holding AG - ADR	45,334	1,812,907
STMicroelectronics NV	5,443	165,769
UBS Group AG	31,756	368,660
Zurich Insurance Group AG	1,268	420,385
		8,465,271
United Kingdom — 10.3%
Anglo American PLC	11,304	265,239
Ashtead Group PLC	3,528	127,975
Associated British Foods PLC	2,956	65,006
AstraZeneca PLC - ADR	21,672	1,087,068
Atlassian Corp PLC - Class A (a)	1,060	203,117
Aviva PLC	32,646	108,905
BAE Systems PLC	26,469	136,134
Barclays PLC - ADR (a)	34,068	188,396
BHP Group PLC - ADR	8,755	340,307
BP PLC - ADR	27,878	431,551
British American Tobacco PLC - ADR	18,833	600,396
BT Group PLC	72,715	95,521
Coca-Cola European Partners PLC	1,761	62,885
Compass Group PLC	14,801	202,294
Diageo PLC - ADR	4,561	593,751
Fiat Chrysler Automobiles NV (a)	9,119	111,960
GlaxoSmithKline PLC - ADR	20,511	685,478
HSBC Holdings PLC - ADR (a)	34,215	717,831
Imperial Brands PLC	7,876	124,890
Legal & General Group PLC	48,973	117,246
Lloyds Banking Group PLC - ADR (a)	153,643	216,637
London Stock Exchange Group PLC	2,631	282,153
National Grid PLC - ADR	6,280	373,346
Natwest Group PLC (a)	38,091	61,289
Ocado Group PLC (a)	4,707	138,789
Prudential PLC - ADR	10,742	262,427
Reckitt Benckiser Group PLC	6,112	538,432
RELX PLC - ADR	16,423	324,026
Rio Tinto PLC - ADR	8,394	476,527
Royal Dutch Shell PLC - ADR	30,885	745,873
Smith & Nephew PLC - ADR	3,726	130,671
SSE PLC	8,685	141,206
Standard Chartered PLC (a)	21,976	100,157
Tesco PLC	80,504	214,323
Unilever PLC - ADR	9,670	549,546
Vodafone Group PLC - ADR	22,161	299,395
		11,120,747
TOTAL COMMON STOCKS (Cost $107,580,766)		100,253,250

	Shares	Value
EXCHANGE TRADED FUNDS — 5.1%
iShares MSCI South Korea ETF	84,564	$5,488,204
TOTAL EXCHANGE TRADED FUNDS (Cost $5,460,932)		5,488,204

PREFERRED STOCKS — 0.4%

Germany — 0.4%
Bayerische Motoren Werke AG	494	25,545
Henkel AG & Co. KGaA	1,478	143,767
Volkswagen AG	1,535	223,645
		392,957
TOTAL PREFERRED STOCKS (Cost $434,838)		392,957

REAL ESTATE INVESTMENT TRUSTS — 1.1%

Australia — 0.2%
Dexus	9,051	54,776
Goodman Group	13,502	174,626
		229,402
Britian — 0.1%
Segro PLC	9,262	108,231

Hong Kong — 0.1%
Link REIT	17,054	129,899

Japan — 0.3%
Japan Real Estate Investment Corp.	15	73,356
Nippon Building Fund, Inc.	15	75,648
Nippon Prologis REIT, Inc.	25	82,143
Nomura Real Estate Master Fund, Inc.	50	59,506
		290,653
Singapore — 0.1%
Ascendas Real Estate Investment Trust	24,848	52,390

United States — 0.3%
Brookfield Asset Management, Inc. - Class A	11,608	345,686
Brookfield Property REIT, Inc.	484	7,140
		352,826
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,259,467)		1,163,401

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.0% (d)

Money Market Deposit Accounts — 0.0% (d)
U.S. Bank Money Market Deposit Account, 0.025% (e)	$23,348	$23,348
TOTAL SHORT-TERM INVESTMENTS (Cost $23,348)		23,348
Total Investments (Cost $114,759,351) — 99.7%		107,321,160
Other Assets in Excess of Liabilities — 0.3%		362,028
TOTAL NET ASSETS — 100.0%		$107,683,188

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $1,058,409 or 0.98% of net assets.

(c)	As of October 31, 2020, the Fund has fair valued this security. This security is deemed illiquid according to the Fund’s liquidity guidelines. Value determined using significant unobservable inputs.
(d)	Less than 0.05%.
(e)	The rate shown is as of October 31, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Emerging Markets Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.1%

Bermuda — 1.2%
Nine Dragons Paper Holdings Ltd.	17,844	$23,708

Brazil — 9.5%
Ambev SA - ADR	13,992	29,943
BRF SA - ADR (a)	3,840	11,366
CCR SA	5,304	10,288
Cosan SA	772	8,700
CPFL Energia SA	3,590	17,387
Engie Brasil Energia SA	2,220	15,395
JBS SA	9,876	33,322
Petrobras Distribuidora SA	3,122	10,398
TIM SA/Brazil - ADR	920	9,476
Vale SA - ADR	3,576	37,798
		184,073
Cayman Islands — 4.8%
SINA Corp. (a)	404	17,311
Tongcheng-Elong Holdings Ltd. (a)(b)	3,224	5,348
Xiaomi Corp. - Class B (a)(b)	24,786	70,338
		92,997
Chile — 0.6%
Cencosud SA	8,820	12,261

China — 15.0%
Air China Ltd. - Class H	59,648	38,470
Anhui Conch Cement Co. Ltd. - Class H	5,820	36,298
Beijing Capital International Airport Co Ltd. - Class H	11,972	7,304
China Communications Services Corp Ltd. - Class H	16,414	9,528
China Eastern Airlines Corp Ltd. - Class H	104,774	41,626
China Shenhua Energy Co Ltd. - Class H	24,634	42,579
China Telecom Corp Ltd. - Class H	131,714	41,455
Great Wall Motor Co. Ltd. - Class H	40,152	64,948
Sinopec Shanghai Petrochemical Co Ltd. - Class H	52,426	9,670
		291,878
Colombia — 1.4%
Ecopetrol SA - ADR	3,044	28,157

Greece — 0.9%
Hellenic Telecommunications Organization SA	966	12,848
OPAP SA	566	4,565
		17,413

	Shares	Value
Hong Kong — 8.4%
China Medical System Holdings Ltd.	5,600	$5,865
China Mobile Ltd. - ADR	1,152	35,401
China Resources Cement Holdings Ltd.	19,836	25,894
China Unicom Hong Kong Ltd.	69,848	42,886
CNOOC Ltd. - ADR	338	31,137
Sinotruk Hong Kong Ltd.	8,948	22,807
		163,990
Indonesia — 2.0%
Hanjaya Mandala Sampoerna Tbk PT	160,744	15,552
Indofood CBP Sukses Makmur Tbk PT	14,220	9,383
Indofood Sukses Makmur Tbk PT	28,506	13,644
		38,579
Malaysia — 1.1%
Malaysia Airports Holdings Bhd	5,160	5,191
MISC Bhd	9,698	15,381
		20,572
Mexico — 3.5%
Fomento Economico Mexicano SAB de CV - ADR	512	27,530
Gruma SAB de CV - Class B	654	6,980
Grupo Aeroportuario del Pacifico SAB de CV - ADR	94	7,819
Grupo Bimbo SAB de CV	9,598	18,552
Kimberly-Clark de Mexico SAB de CV - Class A	4,760	7,109
		67,990
Russian Federation — 11.9%
Alrosa PJSC	14,966	13,454
Federal Grid Co Unified Energy System PJSC	3,957,206	9,459
Inter RAO UES PJSC	396,234	25,357
LUKOIL PJSC - ADR	516	26,347
Magnitogorsk Iron & Steel Works PJSC	24,110	11,429
MMC Norilsk Nickel PJSC - ADR	1,390	33,138
Mobile TeleSystems PJSC - ADR	1,908	14,921
Novolipetsk Steel PJSC	11,502	26,929
ROSSETI PJSC	815,932	14,933
Surgutneftegas PJSC	70,564	29,267
Tatneft PJSC - ADR	830	25,830
		231,064
Singapore — 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	5,254	3,539

South Africa — 6.1%
African Rainbow Minerals Ltd.	658	9,201
Anglo American Platinum Ltd.	422	27,627
Impala Platinum Holdings Ltd.	1,416	12,423

The accompanying notes are an integral part of the financial statements.

Pacer Emerging Markets Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 93.1% (Continued)

South Africa — 6.1% (Continued)
Kumba Iron Ore Ltd.	1,048	$30,931
Mr Price Group Ltd.	690	5,210
MultiChoice Group	1,248	10,274
Vodacom Group Ltd.	2,966	22,332
		117,998
Taiwan — 16.7%
Asia Cement Corp.	10,042	14,447
Asustek Computer, Inc.	1,986	16,837
Catcher Technology Co. Ltd.	2,710	17,101
Chicony Electronics Co. Ltd.	2,324	6,996
Compal Electronics, Inc.	12,020	7,816
Foxconn Technology Co. Ltd.	4,946	8,663
Hon Hai Precision Industry Co. Ltd.	15,810	42,837
Inventec Corp.	14,866	11,746
Lite-On Technology Corp.	5,626	9,156
Nanya Technology Corp.	3,446	6,963
Pou Chen Corp.	10,898	9,601
President Chain Store Corp.	1,488	13,422
Quanta Computer, Inc.	17,238	43,391
Realtek Semiconductor Corp.	558	6,935
Synnex Technology International Corp.	5,664	8,406
Uni-President Enterprises Corp.	11,664	24,997
United Microelectronics Corp.	53,726	57,664
Wistron Corp.	18,134	18,068
		325,046
Thailand — 3.6%
Advanced Info Service PCL	5,084	28,138
Electricity Generating PCL	1,548	8,244
PTT Exploration & Production PCL	13,268	33,524
		69,906
Turkey — 4.1%
BIM Birlesik Magazalar AS	1,218	9,710
Eregli Demir ve Celik Fabrikalari TAS	15,348	17,455
KOC Holding AS	13,484	22,786
Tupras Turkiye Petrol Rafinerileri AS (a)	504	4,496
Turk Telekomunikasyon AS	14,586	11,192
Turkcell Iletisim Hizmetleri AS	8,354	14,556
		80,195
United Arab Emirates — 2.1%
Emirates Telecommunications Group Co PJSC	9,158	42,086
TOTAL COMMON STOCKS (Cost $1,947,743)		1,811,452

	Shares	Value
PREFERRED STOCKS — 5.0%

Brazil — 3.5%
Cia de Transmissao de Energia Eletrica Paulista - ADR	1,350	$5,524
Cia Energetica de Minas Gerais	3,462	6,336
Cia Paranaense de Energia	936	10,032
Gerdau SA - ADR	4,094	15,598
Telefonica Brasil SA - ADR	4,114	30,279
		67,769
Russian Federation — 1.5%
Transneft PJSC	18	29,931
TOTAL PREFERRED STOCKS (Cost $120,960)		97,700

EXCHANGE TRADED FUNDS — 1.4%
iShares MSCI Saudi Arabia ETF	960	27,187
TOTAL EXCHANGE TRADED FUNDS (Cost $28,424)		27,187

	Principal Amount
SHORT-TERM INVESTMENTS 0.2%

Money Market Deposit Accounts, — 0.2%
U.S. Bank Money Market Deposit Account 0.025% (c)	$3,820	3,820
TOTAL SHORT-TERM INVESTMENTS (Cost $3,820)		3,820
Total Investments (Cost $2,100,947) — 99.7%		1,940,159
Other Assets in Excess of Liabilities — 0.3%		5,355
TOTAL NET ASSETS — 100.0%		$1,945,514

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $75,686 or 3.9% of net assets.

(c)	The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of the financial statements.

Pacer Cash Cows Fund of Funds ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS — 100.0%
Pacer Developed Markets International Cash Cows 100 ETF	10,179	$229,740
Pacer Global Cash Cows Dividend ETF	9,613	227,540
Pacer US Cash Cows 100 ETF	8,389	231,117
Pacer US Cash Cows Growth ETF	8,487	230,206
Pacer US Small Cap Cash Cows 100 ETF	9,277	233,651
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $1,262,055)		1,152,254

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0% (a)

Money Market Deposit Accounts, — 0.0% (a)
U.S. Bank Money Market Deposit Account, 0.025% (b)	$329	329
TOTAL SHORT-TERM INVESTMENTS (Cost $329)		329
Total Investments (Cost $1,262,384) — 100.0%		1,152,583
Liabilities in Excess of Other Assets — 0.0% (a)		(155)
TOTAL NET ASSETS — 100.0%		$1,152,428

Percentages are stated as a percent of net assets.

(a)	Less than 0.05%.
(b)	The rate shown is as of October 31, 2020.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot Fund of Funds ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS — 99.9%
Pacer Trendpilot 100 ETF	134,576	$6,495,984
Pacer Trendpilot International ETF	291,804	6,428,442
Pacer Trendpilot US Bond ETF	254,400	6,690,720
Pacer Trendpilot US Large Cap ETF	220,287	6,335,454
Pacer Trendpilot US Mid Cap ETF	229,227	6,402,310
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $31,810,675)		32,352,910

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts, — 0.1%
U.S. Bank Money Market Deposit Account, 0.025% (a)	$24,202	24,202
TOTAL SHORT-TERM INVESTMENTS (Cost $24,202)		24,202
Total Investments (Cost $31,834,877) — 100.0%		32,377,112
Liabilities in Excess of Other Assets — 0.0% (b)		(4,186)
TOTAL NET ASSETS — 100.0%		$32,372,926

Percentages are stated as a percent of net assets.

(a)	The rate shown is as of October 31, 2020.
(b)	Less than 0.05%.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 98.4%

Advertising — 1.0%
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.000%, 08/15/2027 (a)	3,265,000	$3,099,138

Aerospace/Defense — 0.9%
TransDigm, Inc.
6.250%, 03/15/2026 (a)	2,620,000	2,734,612

Agriculture — 0.7%
Vector Group Ltd.
6.125%, 02/01/2025 (a)	2,130,000	2,128,669

Airlines — 1.1%
American Airlines, Inc.
11.750%, 07/15/2025 (a)	3,500,000	3,409,000

Apparel — 0.9%
Under Armour, Inc.
3.250%, 06/15/2026	3,050,000	2,952,446

Auto Manufacturers — 2.8%
Allison Transmission, Inc.
5.875%, 06/01/2029 (a)	720,000	788,483
Ford Motor Co.
9.625%, 04/22/2030	3,070,000	4,126,402
Navistar International Corp.
9.500%, 05/01/2025 (a)	3,510,000	3,896,100
		8,810,985
Auto Parts & Equipment — 2.0%
Adient US LLC
9.000%, 04/15/2025 (a)	3,350,000	3,688,182
Goodyear Tire & Rubber Co/The
5.000%, 05/31/2026	2,550,000	2,517,360
		6,205,542
Beverages — 0.8%
Primo Water Holdings, Inc.
5.500%, 04/01/2025 (a)	2,415,000	2,496,506

Building Materials — 1.1%
Builders FirstSource, Inc.
6.750%, 06/01/2027 (a)	3,210,000	3,446,737

Chemicals — 3.4%
Chemours Co.
7.000%, 05/15/2025	3,500,000	3,529,750
Olin Corp.
5.625%, 08/01/2029	3,550,000	3,674,232

	Principal Amount	Value
Chemicals — 3.4% (Continued)
Tronox, Inc.
6.500%, 04/15/2026 (a)	$3,410,000	$3,462,889
		10,666,871
Commercial Services — 5.6%
ADT Security Corp/The
4.875%, 07/15/2032 (a)	3,160,000	3,257,802
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/2026 (a)	3,525,000	3,696,967
APX Group, Inc.
6.750%, 02/15/2027 (a)	2,920,000	3,047,750
Sabre GLBL, Inc.
5.250%, 11/15/2023 (a)	3,470,000	3,409,275
Service Corp International/US
5.125%, 06/01/2029	1,050,000	1,149,246
United Rentals North America, Inc.
4.000%, 07/15/2030	2,830,000	2,890,421
		17,451,461
Computers — 0.3%
NCR Corp.
5.750%, 09/01/2027 (a)	970,000	1,001,525

Cosmetics/Personal Care — 0.3%
Edgewell Personal Care Co.
5.500%, 06/01/2028 (a)	760,000	799,797

Distribution/Wholesale — 1.8%
H&E Equipment Services, Inc.
5.625%, 09/01/2025	700,000	727,125
HD Supply, Inc.
5.375%, 10/15/2026 (a)	2,270,000	2,378,767
Performance Food Group, Inc.
5.500%, 10/15/2027 (a)	2,450,000	2,515,734
		5,621,626
Diversified Financial Services — 2.3%
Navient Corp.
5.000%, 03/15/2027	2,970,000	2,777,603
5.625%, 08/01/2033	3,400,000	2,920,991
OneMain Finance Corp.
5.375%, 11/15/2029	1,420,000	1,462,657
		7,161,251
Electric — 3.1%
AES Corp
5.125%, 09/01/2027	1,830,000	1,967,067
NRG Energy, Inc.
5.250%, 06/15/2029 (a)	2,500,000	2,715,162
Talen Energy Supply LLC
7.250%, 05/15/2027 (a)	3,505,000	3,518,144

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.4% (Continued)

Electric — 3.1% (Continued)
Vistra Operations Co LLC
5.000%, 07/31/2027 (a)	$1,350,000	$1,412,100
		9,612,473
Entertainment — 5.9%
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
5.500%, 05/01/2025 (a)	2,350,000	2,382,312
Churchill Downs, Inc.
5.500%, 04/01/2027 (a)	2,700,000	2,802,438
Live Nation Entertainment, Inc.
4.875%, 11/01/2024 (a)	3,100,000	2,989,578
Scientific Games International, Inc.
5.000%, 10/15/2025 (a)	2,800,000	2,814,000
Six Flags Theme Parks, Inc.
7.000%, 07/01/2025 (a)	2,150,000	2,280,344
Vail Resorts, Inc.
6.250%, 05/15/2025 (a)	2,600,000	2,733,250
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/01/2029 (a)	2,725,000	2,612,594
		18,614,516
Environmental Control — 1.0%
Harsco Corp.
5.750%, 07/31/2027 (a)	3,110,000	3,185,806

Food — 2.9%
B&G Foods, Inc.
5.250%, 04/01/2025	1,300,000	1,340,300
Post Holdings, Inc.
5.500%, 12/15/2029 (a)	1,780,000	1,926,894
Simmons Foods, Inc.
5.750%, 11/01/2024 (a)	3,450,000	3,419,813
US Foods, Inc.
6.250%, 04/15/2025 (a)	2,270,000	2,375,180
		9,062,187
Food Service — 1.1%
Aramark Services, Inc.
5.000%, 02/01/2028 (a)	3,405,000	3,439,425

Forest Products & Paper — 1.2%
Mercer International, Inc.
7.375%, 01/15/2025	3,700,000	3,769,394

Healthcare-Services — 1.5%
Catalent Pharma Solutions, Inc.
5.000%, 07/15/2027 (a)	800,000	835,352
MEDNAX, Inc.
6.250%, 01/15/2027 (a)	1,300,000	1,343,511

	Principal Amount	Value
Healthcare-Services — 1.5% (Continued)
Select Medical Corp.
6.250%, 08/15/2026 (a)	$2,470,000	$2,609,654
		4,788,517
Home Builders — 1.4%
MDC Holdings, Inc.
6.000%, 01/15/2043	3,635,000	4,552,201

Insurance — 0.3%
Radian Group, Inc.
6.625%, 03/15/2025	1,000,000	1,084,375

Internet — 0.3%
GrubHub Holdings, Inc.
5.500%, 07/01/2027 (a)	970,000	1,010,013

Investment Companies — 1.0%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/2024	3,030,000	3,087,767

Iron/Steel — 1.2%
Cleveland-Cliffs, Inc.
9.875%, 10/17/2025 (a)	3,420,000	3,915,900

Lodging — 1.2%
Marriott Ownership Resorts, Inc. / ILG LLC
6.500%, 09/15/2026	2,950,000	3,043,574
Wyndham Hotels & Resorts, Inc.
5.375%, 04/15/2026 (a)	750,000	760,781
		3,804,355
Machinery-Construction & Mining — 1.0%
Terex Corp.
5.625%, 02/01/2025 (a)	3,180,000	3,233,663

Media — 9.7%
AMC Networks, Inc.
4.750%, 08/01/2025	2,550,000	2,547,463
Cumulus Media New Holdings, Inc.
6.750%, 07/01/2026 (a)	3,650,000	3,400,760
DISH DBS Corp.
5.875%, 11/15/2024	2,475,000	2,493,562
Gray Television, Inc.
7.000%, 05/15/2027 (a)	3,400,000	3,672,000
iHeartCommunications, Inc.
4.750%, 01/15/2028 (a)	3,300,000	3,157,077
Liberty Interactive LLC
8.250%, 02/01/2030	2,970,000	3,220,594
Nexstar Broadcasting, Inc.
5.625%, 07/15/2027 (a)	1,700,000	1,774,910

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.4% (Continued)

Media — 9.7% (Continued)
Sinclair Television Group, Inc.
5.500%, 03/01/2030 (a)	$3,530,000	$3,324,519
Sirius XM Radio, Inc.
5.500%, 07/01/2029 (a)	720,000	785,034
TEGNA, Inc.
4.625%, 03/15/2028 (a)	3,000,000	2,965,740
Univision Communications, Inc.
5.125%, 02/15/2025 (a)	3,250,000	3,199,219
		30,540,878
Mining — 2.6%
Arconic Corp.
6.000%, 05/15/2025 (a)	1,100,000	1,166,688
Compass Minerals International, Inc.
6.750%, 12/01/2027 (a)	2,800,000	3,041,948
Freeport-McMoRan, Inc.
5.450%, 03/15/2043	3,470,000	3,953,579
		8,162,215
Miscellaneous Manufacturing — 0.7%
Koppers, Inc.
6.000%, 02/15/2025 (a)	2,300,000	2,356,063

Oil & Gas — 5.9%
Apache Corp.
4.375%, 10/15/2028	920,000	842,720
Continental Resources Inc/OK
4.500%, 04/15/2023	910,000	866,793
CVR Energy, Inc.
5.250%, 02/15/2025 (a)	2,200,000	1,604,625
EQT Corp.
7.875%, 02/01/2025	1,000,000	1,113,895
Hilcorp Energy I LP / Hilcorp Finance Co.
6.250%, 11/01/2028 (a)	3,200,000	2,942,464
Murphy Oil Corp.
5.875%, 12/01/2027	2,700,000	2,133,054
Occidental Petroleum Corp.
2.900%, 08/15/2024	1,810,000	1,509,178
PDC Energy, Inc.
5.750%, 05/15/2026	1,400,000	1,322,125
Southwestern Energy Co.
7.500%, 04/01/2026	2,920,000	2,976,356
Sunoco LP / Sunoco Finance Corp.
4.875%, 01/15/2023	850,000	859,473
WPX Energy, Inc.
4.500%, 01/15/2030	2,470,000	2,374,905
		18,545,588

	Principal Amount	Value
Oil & Gas Services — 0.3%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 04/01/2028 (a)	$1,120,000	$1,083,600

Packaging & Containers — 3.3%
Ball Corp.
5.000%, 03/15/2022	1,115,000	1,163,809
Berry Global, Inc.
4.500%, 02/15/2026 (a)	1,090,000	1,106,606
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/2026	1,000,000	1,041,060
LABL Escrow Issuer LLC
6.750%, 07/15/2026 (a)	3,720,000	3,906,744
Mauser Packaging Solutions Holding Co.
5.500%, 04/15/2024 (a)	3,110,000	3,115,723
		10,333,942
Pharmaceuticals — 2.4%
Bausch Health Americas, Inc.
8.500%, 01/31/2027 (a)	3,370,000	3,689,594
Par Pharmaceutical, Inc.
7.500%, 04/01/2027 (a)	3,620,000	3,841,942
		7,531,536
Pipelines — 5.1%
EnLink Midstream Partners LP
4.150%, 06/01/2025	3,050,000	2,631,265
EQM Midstream Partners LP
5.500%, 07/15/2028	720,000	730,714
Genesis Energy LP / Genesis Energy Finance Corp.
7.750%, 02/01/2028	3,220,000	2,675,627
NuStar Logistics LP
5.625%, 04/28/2027	2,370,000	2,328,087
Rockies Express Pipeline LLC
4.950%, 07/15/2029 (a)	2,230,000	2,176,201
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, 09/15/2024 (a)	1,500,000	1,445,220
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.500%, 07/15/2027	2,120,000	2,226,000
Western Midstream Operating LP
6.000%, 02/01/2050	1,945,000	1,790,061
		16,003,175
Real Estate — 1.5%
Cushman & Wakefield US Borrower LLC
6.750%, 05/15/2028 (a)	2,500,000	2,667,187
Howard Hughes Corp.
5.375%, 03/15/2025 (a)	1,900,000	1,907,125
		4,574,312

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Principal Amount	Value
REITS — 5.5%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC
5.750%, 05/15/2026 (a)	$3,700,000	$3,077,937
Diversified Healthcare Trust
4.750%, 02/15/2028	3,100,000	2,759,000
ESH Hospitality, Inc.
5.250%, 05/01/2025 (a)	2,455,000	2,458,621
Iron Mountain, Inc.
5.625%, 07/15/2032 (a)	1,700,000	1,759,500
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.250%, 02/01/2027 (a)	3,130,000	2,711,363
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
7.500%, 06/01/2025 (a)	3,400,000	3,559,375
Service Properties Trust
5.000%, 08/15/2022	900,000	891,000
		17,216,796
Retail — 3.4%
Gap, Inc.
8.375%, 05/15/2023 (a)	1,250,000	1,397,000
L Brands, Inc.
6.750%, 07/01/2036	3,285,000	3,324,666
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.500%, 06/01/2024	3,063,000	3,106,081
Yum! Brands, Inc.
4.750%, 01/15/2030 (a)	2,650,000	2,852,725
		10,680,472
Semiconductors — 0.9%
Amkor Technology, Inc.
6.625%, 09/15/2027 (a)	2,535,000	2,715,619

Software — 1.1%
SS&C Technologies, Inc.
5.500%, 09/30/2027 (a)	1,560,000	1,659,965
The Dun & Bradstreet Corp.
6.875%, 08/15/2026 (a)	1,648,000	1,766,450
		3,426,415
Telecommunications — 6.9%
CommScope Technologies LLC
5.000%, 03/15/2027 (a)	2,905,000	2,716,233
Embarq Corp.
7.995%, 06/01/2036	3,570,000	4,192,519
Plantronics, Inc.
5.500%, 05/31/2023 (a)	2,950,000	2,848,564
T-Mobile USA, Inc.
4.750%, 02/01/2028	3,600,000	3,861,529

	Principal Amount	Value
Telecommunications — 6.9% (Continued)
United States Cellular Corp.
6.700%, 12/15/2033	$2,931,000	$3,868,920
ViaSat, Inc.
5.625%, 04/15/2027 (a)	1,355,000	1,421,903
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.750%, 08/15/2028 (a)	2,990,000	2,892,825
		21,802,493
Toys/Games/Hobbies — 0.3%
Mattel, Inc.
5.875%, 12/15/2027 (a)	745,000	810,988

Transportation — 0.7%
XPO Logistics, Inc.
6.250%, 05/01/2025 (a)	2,105,000	2,241,182
TOTAL CORPORATE BONDS (Cost $306,943,608)		309,172,032

SHORT-TERM INVESTMENTS — 0.0% (b)

Money Market Deposit Accounts — 0.0% (b)
U.S. Bank Money Market Deposit Account, 0.025% (c)	68,880	68,880
TOTAL SHORT-TERM INVESTMENTS (Cost $68,880)		68,880
Total Investments (Cost $307,012,488) — 98.4%		309,240,912
Other Assets in Excess of Liabilities — 1.6%		4,928,797
TOTAL NET ASSETS — 100.0%		$314,169,709

Percentages are stated as a percent of net assets.

(a)

Restriced security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At October 31, 2020, the market value of these securities total $198,795,087, which represents 63.28% of total net assets.

(b)	Less than 0.05%.
(c)	The rate shown is as of October 31, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer CSOP FTSE China A50 ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.5%

Agriculture — 1.0%
Muyuan Foodstuff Co Ltd. - Class A	9,030	$95,526

Auto Manufacturers — 0.9%
SAIC Motor Corp Ltd. - Class A	24,600	84,996

Banks — 24.1%
Agricultural Bank of China Ltd. - Class H	346,900	163,090
Bank of China Ltd. - Class H	193,900	92,027
Bank of Communications Co. Ltd. - Class A	181,300	122,577
China CITIC Bank Corp. Ltd. - Class H	24,700	18,617
China Construction Bank Corp. - Class H	81,500	76,510
China Everbright Bank Co. Ltd. - Class H	126,400	73,951
China Merchants Bank Co. Ltd. - Class A	106,500	632,782
China Minsheng Banking Corp. Ltd. - Class A	250,400	197,324
Industrial & Commercial Bank of China Ltd. - Class A	195,300	143,410
Industrial Bank Co. Ltd. - Class A	125,500	333,408
Ping An Bank Co. Ltd. - Class A	73,800	195,509
Shanghai Pudong Development Bank Co. Ltd. - Class A	130,200	179,943
		2,229,148
Beverages — 18.2%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - Class A	4,000	100,332
Kweichow Moutai Co. Ltd. - Class A	4,000	996,997
Wuliangye Yibin Co. Ltd. - Class A	15,900	579,858
		1,677,187
Building Materials — 1.3%
Anhui Conch Cement Co. Ltd. - Class H	15,600	118,370

Chemicals — 1.6%
Wanhua Chemical Group Co. Ltd. - Class A	12,900	151,118

Coal — 0.5%
China Shenhua Energy Co. Ltd. - Class H	17,900	44,482

Commercial Services — 0.4%
Offcn Education Technology Co. Ltd. - Class A	5,600	33,031

	Shares	Value
Diversified Financial Services — 5.3%
CITIC Securities Co. Ltd. - Class A	76,200	$325,603
CSC Financial Co. Ltd. - Class H	3,600	22,991
East Money Information Co. Ltd. - Class A	40,900	142,719
		491,313
Electric — 1.1%
China Yangtze Power Co. Ltd. - Class A	35,900	101,589

Electrical Components & Equipment — 0.8%
Contemporary Amperex Technology Co. Ltd. - Class A	2,100	77,469

Electronics — 4.2%
Foxconn Industrial Internet Co. Ltd. - Class A	10,200	20,780
Hangzhou Hikvision Digital Technology Co. Ltd. - Class A	25,600	171,553
Luxshare Precision Industry Co. Ltd. - Class A	23,629	193,470
		385,803
Energy-Alternate Sources — 2.1%
LONGi Green Energy Technology Co. Ltd. - Class A	17,200	195,073

Engineering & Construction — 1.3%
China State Construction Engineering Corp. Ltd. - Class A	152,000	115,925

Food — 3.6%
Foshan Haitian Flavouring & Food Co. Ltd. - Class A	2,900	69,338
Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	45,000	266,836
		336,174
Healthcare-Products — 1.4%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	2,300	132,778

Healthcare-Services — 0.4%
WuXi AppTec Co. Ltd. - Class H	1,890	31,796

Home Furnishings — 5.6%
Gree Electric Appliances Inc of Zhuhai - Class A	38,500	335,744
Midea Group Co. Ltd. - Class A	15,810	183,745
		519,489
Insurance — 12.7%
China Life Insurance Co. Ltd. - Class H	13,200	90,782
China Pacific Insurance Group Co. Ltd. - Class A	24,800	118,111

The accompanying notes are an integral part of the financial statements.

Pacer CSOP FTSE China A50 ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.5% (Continued)

Insurance — 12.7% (Continued)
Ping An Insurance Group Co. of China Ltd. - Class A	83,400	$968,780
		1,177,673
Oil & Gas — 0.9%
China Petroleum & Chemical Corp. - Class H	86,700	50,465
PetroChina Co. Ltd. - Class H	53,700	32,620
		83,085
Pharmaceuticals — 4.0%
Chongqing Zhifei Biological Products Co. Ltd. - Class A	3,200	76,501
Jiangsu Hengrui Medicine Co.Ltd. - Class A	22,100	293,031
		369,532
Real Estate — 4.2%
China Vanke Co. Ltd. - Class H	58,600	240,952
Poly Developments and Holdings Group Co. Ltd. - Class A	62,300	142,821
		383,773
Retail — 2.3%
China Tourism Group Duty Free Corp. Ltd. - Class A	7,100	211,298

Telecommunications — 0.5%
China United Network Communications Ltd. - Class A	68,900	49,051

Transportation — 1.1%
Beijing-Shanghai High Speed Railway Co. Ltd. - Class A	23,940	19,937
SF Holding Co. Ltd. - Class A	6,500	80,326
		100,263
TOTAL COMMON STOCKS (Cost $8,006,974)		9,195,942

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%

Money Market Deposit Accounts, — 0.5%
U.S. Bank Money Market Deposit Account, 0.025% (a)	$45,616	$45,616
TOTAL SHORT-TERM INVESTMENTS (Cost $45,616)		45,616
Total Investments (Cost $8,052,590) — 100.0%		9,241,558
Other Assets in Excess of Liabilities — 0.0% (b)		855
TOTAL NET ASSETS — 100.0%		$9,242,413

Percentages are stated as a percent of net assets.

(a)	The rate shown is as of October 31, 2020.
(b)	Less than 0.05%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer BioThreat Strategy ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.9%

Biotechnology — 7.8%
Emergent BioSolutions, Inc. (a)	104	$9,357
Gilead Sciences, Inc.	2,624	152,585
Illumina, Inc. (a)	304	88,981
Moderna, Inc. (a)	620	41,831
Regeneron Pharmaceuticals, Inc. (a)	216	117,409
Vir Biotechnology, Inc. (a)	172	5,408
		415,571
Chemicals — 2.0%
Ecolab, Inc.	560	102,811
Stepan Co.	44	5,123
		107,934
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.	136	5,352

Electronics — 3.3%
Agilent Technologies, Inc.	604	61,662
Flir Systems, Inc.	264	9,158
Mettler-Toledo International, Inc. (a)	48	47,900
PerkinElmer, Inc.	220	28,501
Waters Corp. (a)	124	27,630
		174,851
Environmental Control — 0.2%
Stericycle, Inc. (a)	176	10,965

Food — 2.5%
Campbell Soup Co.	604	28,189
Hormel Foods Corp.	1,040	50,637
Kroger Co.	1,620	52,180
		131,006
Healthcare-Products — 16.8%
Abbott Laboratories	2,484	261,093
Danaher Corp.	1,356	311,256
QIAGEN NV (a)	440	20,874
Thermo Fisher Scientific, Inc.	650	307,528
		900,751
Healthcare-Services — 1.8%
Laboratory Corp. of American Holdings (a)	196	39,155
Quest Diagnostics, Inc.	268	32,733
Teladoc Health, Inc. (a)	128	25,147
		97,035
Household Products/Wares — 3.4%
Church & Dwight Co., Inc.	480	42,427
Clorox Co.	244	50,569
Kimberly-Clark Corp.	668	88,570
		181,566

	Shares	Value
Internet — 12.3%
Amazon.com, Inc. (a)	116	$352,193
Netflix, Inc. (a)	648	308,280
		660,473
Machinery-Diversified — 0.6%
Xylem, Inc.	348	30,325

Miscellaneous Manufacturing — 3.4%
3M Co.	1,148	183,634

Pharmaceuticals — 16.3%
CVS Health Corp.	2,480	139,103
GlaxoSmithKline PLC - ADR	4,612	154,133
Johnson & Johnson	1,480	202,923
Merck & Co., Inc.	2,428	182,610
Sanofi - ADR	4,312	195,334
		874,103
Retail — 15.4%
Home Depot, Inc.	952	253,908
Lowe’s Cos., Inc.	1,524	240,944
Walgreens Boots Alliance, Inc.	1,772	60,319
Walmart, Inc.	1,920	266,400
		821,571
Semiconductors — 8.3%
NVIDIA Corp.	884	443,202

Software — 5.7%
Akamai Technologies, Inc. (a)	320	30,438
Citrix Systems, Inc.	252	28,544
Zoom Video Communications, Inc. (a)	536	247,048
		306,030
TOTAL COMMON STOCKS (Cost $5,117,174)		5,344,369

The accompanying notes are an integral part of the financial statements.

Pacer BioThreat Strategy ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts, — 0.1%
U.S. Bank Money Market Deposit Account 0.025% (b)	$4,339	$4,339
TOTAL SHORT-TERM INVESTMENTS (Cost $4,339)		4,339
Total Investments (Cost $5,121,513) — 100.0%		5,348,708
Other Assets in Excess of Liabilities — 0.0%		164
TOTAL NET ASSETS — 100.0%		$5,348,872

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income produc ing security.
(b)	The rate shown is as of October 31, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.6%

Aerospace/Defense — 1.6%
General Dynamics Corp.	3,397	$446,128
Northrop Grumman Corp.	1,530	443,425
		889,553
Agriculture — 1.8%
Altria Group, Inc.	13,415	484,013
Archer-Daniels-Midland Co.	11,677	539,945
		1,023,958
Auto Manufacturers — 1.0%
PACCAR, Inc.	6,330	540,455

Beverages — 4.0%
Brown-Forman Corp. - Class B	7,474	521,012
Coca-Cola Co.	12,919	620,887
Monster Beverage Corp. (a)	6,954	532,468
PepsiCo, Inc.	4,123	549,555
		2,223,922
Biotechnology — 3.7%
Amgen, Inc.	2,327	504,819
Bio-Rad Laboratories, Inc. - Class A (a)	1,034	606,358
Gilead Sciences, Inc.	7,948	462,176
Incyte Corp. (a)	5,507	477,127
		2,050,480
Chemicals — 0.9%
Linde PLC	2,217	488,494

Commercial Services — 2.8%
Equifax, Inc.	3,145	429,607
Rollins, Inc.	10,753	622,061
Verisk Analytics, Inc.	2,882	512,910
		1,564,578
Cosmetics/Personal Care — 2.3%
Colgate-Palmolive Co.	8,336	657,627
Procter & Gamble Co.	4,527	620,652
		1,278,279
Diversified Financial Services — 0.9%
Intercontinental Exchange, Inc.	5,338	503,907

Electric — 6.0%
Alliant Energy Corp.	10,310	569,937
American Electric Power Co., Inc.	6,633	596,506
CMS Energy Corp.	8,936	565,917
Consolidated Edison, Inc.	7,078	555,552
Public Service Enterprise Group, Inc.	9,623	559,577
Xcel Energy, Inc.	7,608	532,788
		3,380,277
Electronics — 3.9%
Agilent Technologies, Inc.	5,616	573,337

	Shares	Value
Electronics — 3.9% (Continued)
Garmin Ltd.	5,296	$550,890
PerkinElmer, Inc.	4,979	645,029
Roper Technologies, Inc.	1,134	421,100
		2,190,356
Environmental Control — 2.1%
Republic Services, Inc.	6,578	579,982
Waste Management, Inc.	5,362	578,614
		1,158,596
Food — 10.2%
Campbell Soup Co.	12,887	601,436
ConAgra Foods, Inc.	13,932	488,874
General Mills, Inc.	10,811	639,146
Hershey Co.	3,754	516,025
Hormel Foods Corp.	13,172	641,345
JM Smucker Co.	5,543	621,925
Kellogg Co.	9,549	600,537
Kroger Co.	16,858	542,996
McCormick & Co., Inc.	2,701	487,557
Mondelez International, Inc. - Class A	10,789	573,112
		5,712,953
Gas — 0.8%
Atmos Energy Corp.	4,983	456,792

Healthcare-Products — 8.4%
Abbott Laboratories	5,456	573,480
Baxter International, Inc.	6,525	506,144
Danaher Corp.	3,030	695,506
Medtronic PLC	5,254	528,395
STERIS Plc	3,394	601,383
The Cooper Cos., Inc.	1,756	560,252
Thermo Fisher Scientific, Inc.	1,384	654,798
West Pharmaceutical Services, Inc.	2,030	552,302
		4,672,260
Healthcare-Services — 1.0%
Quest Diagnostics, Inc.	4,398	537,172

Household Products/Wares — 3.2%
Church & Dwight Co., Inc.	6,724	594,334
Clorox Co.	3,168	656,568
Kimberly-Clark Corp.	4,094	542,824
		1,793,726
Insurance — 4.7%
Aon Plc	2,697	496,275
Berkshire Hathaway, Inc. - Class B (a)	2,884	582,279
Marsh & McLennan Cos., Inc.	4,886	505,505
Progressive Corp.	6,214	571,067
Willis Towers Watson PLC	2,595	473,536
		2,628,662

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 96.6% (Continued)

Internet — 3.9%
Alphabet, Inc. - Class C (a)	371	$601,395
Amazon.com, Inc. (a)	192	582,941
eBay, Inc.	10,569	503,401
VeriSign, Inc. (a)	2,461	469,313
		2,157,050
Machinery-Diversified — 0.9%
IDEX Corp.	3,129	533,150

Media — 2.1%
Charter Communications, Inc. - Class A (a)	1,033	623,746
Comcast Corp. - Class A	12,677	535,476
		1,159,222
Miscellaneous Manufacturing — 1.9%
3M Co.	3,238	517,951
AO Smith Corp.	11,006	568,900
		1,086,851
Pharmaceuticals — 8.9%
AbbVie, Inc.	6,488	552,129
Becton Dickinson and Co.	2,219	512,878
Bristol-Myers Squibb Co.	11,652	681,059
CVS Health Corp.	8,221	461,116
Eli Lilly & Co.	3,518	458,958
Johnson & Johnson	4,543	622,891
Merck & Co., Inc.	7,722	580,772
Pfizer, Inc.	16,203	574,882
Zoetis, Inc.	3,333	528,447
		4,973,132
Retail — 4.7%
Costco Wholesale Corp.	2,137	764,234
Dollar General Corp.	3,285	685,612
Tractor Supply Co.	3,615	481,554
Walmart, Inc.	5,117	709,984
		2,641,384
Software — 7.7%
Activision Blizzard, Inc.	6,456	488,913
Akamai Technologies, Inc. (a)	5,208	495,385
Broadridge Financial Solutions, Inc.	4,105	564,848
Cerner Corp.	9,158	641,884
Citrix Systems, Inc.	3,988	451,721
Electronic Arts, Inc. (a)	4,243	508,439
Jack Henry & Associates, Inc.	2,982	442,081
Tyler Technologies, Inc. (a)	1,818	698,803
		4,292,074
Telecommunications — 4.1%
AT&T, Inc.	19,320	522,026
Juniper Networks, Inc.	23,114	455,808
T-Mobile US, Inc. (a)	4,547	498,215

	Shares	Value
Telecommunications — 4.1% (Continued)
Verizon Communications, Inc.	14,199	$809,201
		2,285,250
Transportation — 3.1%
CH Robinson Worldwide, Inc.	6,268	554,279
Expeditors International of Washington, Inc.	7,206	636,794
United Parcel Service, Inc. - Class B	3,288	516,578
		1,707,651
TOTAL COMMON STOCKS (Cost $55,422,131)		53,930,184

REAL ESTATE INVESTMENT TRUSTS — 3.1%
Equinix, Inc.	669	489,200
Extra Space Storage, Inc.	5,097	590,997
Public Storage	2,928	670,716
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,633,777)		1,750,913

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts, — 0.1%
U.S. Bank Money Market Deposit Account, 0.025% (b)	$71,665	71,665
TOTAL SHORT-TERM INVESTMENTS (Cost $71,665)		71,665
Total Investments (Cost $57,127,573) — 99.8%		55,752,762
Other Assets in Excess of Liabilities — 0.2%		96,426
TOTAL NET ASSETS — 100.0%		$55,849,188

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of October 31, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Midcap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.0%

Agriculture — 0.6%
Darling Ingredients, Inc. (a)	1,984	$85,312.00

Apparel — 0.5%
Deckers Outdoor Corp. (a)	319	80,825

Banks — 0.6%
PacWest Bancorp	1,747	33,613
Umpqua Holdings Corp.	4,604	57,826
		91,439
Beverages — 2.6%
The Boston Beer Co., Inc. - Class A (a)	371	385,536

Biotechnology — 2.9%
Arrowhead Pharmaceuticals, Inc. (a)	2,728	156,314
Emergent BioSolutions, Inc. (a)	1,080	97,168
Ligand Pharmaceuticals, Inc. (a)	393	32,403
Nektar Therapeutics (a)	3,418	54,141
United Therapeutics Corp. (a)	683	91,679
		431,705
Building Materials — 2.5%
Builders FirstSource, Inc. (a)	1,224	37,087
Lennox International, Inc.	516	140,177
Trex Co, Inc. (a)	2,839	197,424
		374,688
Chemicals — 0.8%
RPM International, Inc.	1,401	118,623

Commercial Services — 3.4%
CoreLogic, Inc.	1,101	84,700
FTI Consulting, Inc. (a)	330	32,492
HealthEquity, Inc. (a)	1,112	57,257
LiveRamp Holdings, Inc. (a)	1,267	83,736
Paylocity Holding Corp. (a)	984	182,551
WEX, Inc. (a)	564	71,374
		512,110
Computers — 1.3%
Lumentum Holdings, Inc. (a)	1,219	100,799
Perspecta, Inc.	2,419	43,373
Qualys, Inc. (a)	556	48,844
		193,016
Cosmetics/Personal Care — 0.2%
Edgewell Personal Care Co. (a)	921	24,149

Distribution/Wholesale — 4.4%
Pool Corp.	1,482	518,448
Watsco, Inc.	621	139,191
		657,639

	Shares	Value
Diversified Financial Services — 0.2%
LendingTree, Inc. (a)	109	$35,271

Electrical Components & Equipment — 3.2%
Belden, Inc.	689	21,276
Energizer Holdings, Inc.	893	35,139
Generac Holdings, Inc. (a)	1,457	306,189
Universal Display Corp.	610	120,969
		483,573
Electronics — 0.7%
II-VI, Inc. (a)	1,028	46,743
SYNNEX Corp.	420	55,289
		102,032
Energy-Alternate Sources — 6.3%
Enphase Energy, Inc. (a)	3,533	346,552
SolarEdge Technologies, Inc. (a)	1,894	488,065
Sunrun, Inc. (a)	2,033	105,756
		940,373
Engineering & Construction — 0.5%
TopBuild Corp. (a)	471	72,162

Entertainment — 2.1%
Churchill Downs, Inc.	519	77,409
Penn National Gaming, Inc. (a)	3,794	204,800
Scientific Games Corp. (a)	933	29,744
		311,953
Environmental Control — 1.3%
Stericycle, Inc. (a)	2,303	143,477
Tetra Tech, Inc.	459	46,318
		189,795
Food — 0.9%
Hain Celestial Group, Inc. (a)	1,479	45,479
Lancaster Colony Corp.	272	45,190
Sprouts Farmers Market, Inc. (a)	1,980	37,719
		128,388
Hand/Machine Tools — 0.7%
MSA Safety, Inc.	843	111,209

Healthcare-Products — 11.1%
Bio-Techne Corp.	1,161	293,048
Haemonetics Corp. (a)	936	94,620
Integra LifeSciences Holdings Corp. (a)	1,102	48,598
LivaNova PLC (a)	707	35,590
Masimo Corp. (a)	1,670	373,779
NuVasive, Inc. (a)	734	32,612
Patterson Cos., Inc.	1,115	27,736
Penumbra, Inc. (a)	956	249,545
Quidel Corp. (a)	848	227,510
Repligen Corp. (a)	1,691	281,670
		1,664,708

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Midcap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 95.0% (Continued)

Healthcare-Services — 7.9%
Amedisys, Inc. (a)	1,154	$298,886
Catalent, Inc. (a)	2,525	221,620
Charles River Laboratories International, Inc. (a)	718	163,489
Chemed Corp.	438	209,504
LHC Group, Inc. (a)	504	109,141
MEDNAX, Inc. (a)	1,095	13,961
Molina Healthcare, Inc. (a)	728	135,750
Syneos Health, Inc. (a)	578	30,680
		1,183,031
Home Builders — 0.8%
KB Home	806	25,994
Thor Industries, Inc.	972	82,212
TRI Pointe Group, Inc. (a)	1,136	18,664
		126,870
Housewares — 1.8%
Helen of Troy Ltd. (a)	281	53,278
Scotts Miracle-Gro Co.	564	84,628
Toro Co.	1,566	128,569
		266,475
Insurance — 0.9%
Brown & Brown, Inc.	2,973	129,355

Internet — 2.3%
Etsy, Inc. (a)	2,053	249,624
GrubHub, Inc. (a)	1,376	101,769
		351,393
Leisure Time — 0.4%
Brunswick Corp.	891	56,766

Lodging — 0.3%
Choice Hotels International, Inc.	449	39,220

Machinery-Diversified — 5.1%
Cognex Corp.	5,155	339,715
Graco, Inc.	2,306	142,741
Nordson Corp.	1,444	279,313
		761,769
Media — 5.4%
Cable One, Inc.	176	304,807
FactSet Research Systems, Inc.	1,042	319,373
The New York Times Co. - Class A	3,892	154,357
World Wrestling Entertainment, Inc. - Class A	733	26,652
		805,189
Mining — 1.3%
Royal Gold, Inc.	1,687	200,432

	Shares	Value
Miscellaneous Manufacturing — 0.8%
Axon Enterprise, Inc. (a)	1,266	$125,207

Oil & Gas — 0.6%
Cimarex Energy Co.	1,825	46,300
Murphy USA, Inc. (a)	403	49,283
		95,583
Oil & Gas Services — 0.1%
ChampionX Corp. (a)	1,332	11,628

Packaging & Containers — 0.3%
Silgan Holdings, Inc.	1,201	41,374

Pharmaceuticals — 0.6%
PRA Health Sciences, Inc. (a)	911	88,768

Pipelines — 0.3%
Antero Midstream Corp.	5,104	29,246
Equitrans Midstream Corp.	3,232	23,464
		52,710
Retail — 5.0%
BJ’s Wholesale Club Holdings, Inc. (a)	2,513	96,223
Dunkin’ Brands Group, Inc.	1,259	125,535
Five Below, Inc. (a)	775	103,338
Jack in the Box, Inc.	348	27,861
Lithia Motors, Inc. - Class B	365	83,793
Papa John’s International, Inc.	1,101	84,336
RH (a)	282	94,535
The Wendy’s Co.	2,754	60,175
Williams-Sonoma, Inc.	846	77,164
		752,960
Semiconductors — 5.7%
Cirrus Logic, Inc. (a)	693	47,727
CREE, Inc. (a)	1,591	101,188
MKS Instruments, Inc.	739	80,100
Monolithic Power Systems, Inc.	1,366	436,574
Semtech Corp. (a)	1,028	56,427
Silicon Laboratories, Inc. (a)	616	63,115
Synaptics, Inc. (a)	794	60,876
		846,007
Software — 7.0%
Blackbaud, Inc.	783	38,633
CDK Global, Inc.	1,841	79,347
Ceridian HCM Holding, Inc. (a)	3,171	273,404
CommVault Systems, Inc. (a)	667	26,407
Fair Isaac Corp. (a)	752	294,370
Manhattan Associates, Inc. (a)	1,096	93,708
PTC, Inc. (a)	2,799	234,780
		1,040,649

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Midcap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 95.0% (Continued)

Telecommunications — 0.5%
CIENA Corp. (a)	1,845	$72,675

Toys/Games/Hobbies — 0.5%
Mattel, Inc. (a)	5,283	72,747

Transportation — 0.6%
Knight-Swift Transportation Holdings, Inc.	1,376	52,274
Werner Enterprises, Inc.	814	30,948
		83,222
TOTAL COMMON STOCKS (Cost $13,002,157)		14,198,536

REAL ESTATE INVESTMENT TRUSTS — 4.7%
CoreSite Realty Corp.	1,255	149,797
CyrusOne, Inc.	3,599	255,709
EastGroup Properties, Inc.	875	116,445
First Industrial Realty Trust, Inc.	1,241	49,404
Mack-Cali Realty Corp.	1,346	14,792
Medical Properties Trust, Inc.	5,063	90,223
PS Business Parks, Inc.	288	32,842
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $753,139)		709,212

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%

Money Market Deposit Accounts, — 0.3%
U.S. Bank Money Market Deposit Account, 0.025% (b)	$45,714	45,714
TOTAL SHORT-TERM INVESTMENTS (Cost $45,714)		45,714
Total Investments (Cost $13,801,010) — 100.0%		14,953,462
Liabilities in Excess of Other Assets — 0.0% (c)		(5,057)
TOTAL NET ASSETS — 100.0%		$14,948,405

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of October 31, 2020.
(c)	Less than 0.05%

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.6%

Aerospace/Defense — 0.6%
Boeing Co.	395	$57,034
TransDigm Group, Inc.	51	24,348
		81,382
Agriculture — 0.5%
Altria Group, Inc.	1,829	65,990

Apparel — 1.3%
NIKE, Inc. - Class B	1,382	165,950
Under Armour, Inc. - Class A (a)	384	5,315
		171,265
Auto Manufacturers — 0.1%
PACCAR, Inc.	195	16,649

Beverages — 0.4%
Brown-Forman Corp. - Class B	294	20,495
Monster Beverage Corp. (a)	442	33,844
		54,339
Biotechnology — 2.5%
Amgen, Inc.	385	83,522
Bio-Rad Laboratories, Inc. - Class A (a)	20	11,728
Illumina, Inc. (a)	162	47,417
Incyte Corp. (a)	195	16,895
Regeneron Pharmaceuticals, Inc. (a)	125	67,945
Vertex Pharmaceuticals, Inc. (a)	533	111,056
		338,563
Building Materials — 0.1%
Fortune Brands Home & Security, Inc.	78	6,308
Masco Corp.	180	9,648
		15,956
Chemicals — 1.7%
Air Products & Chemicals, Inc.	117	32,320
Ecolab, Inc.	278	51,038
Linde PLC	315	69,407
Sherwin-Williams Co.	101	69,486
		222,251
Commercial Services — 6.1%
Automatic Data Processing, Inc.	395	62,394
Equifax, Inc.	119	16,255
FleetCor Technologies, Inc. (a)	76	16,789
Gartner, Inc. (a)	81	9,728
IHS Markit Ltd.	187	15,123
MarketAxess Holdings, Inc.	69	37,181
Moody’s Corp.	254	66,777
PayPal Holdings, Inc. (a)	2,107	392,176
Rollins, Inc.	289	16,719
S&P Global, Inc.	418	134,901

	Shares	Value
Commercial Services — 6.1% (Continued)
Verisk Analytics, Inc.	264	$46,984
		815,027
Computers — 7.1%
Apple, Inc.	8,526	928,140
Fortinet, Inc. (a)	234	25,827
		953,967
Cosmetics/Personal Care — 3.9%
Colgate-Palmolive Co.	961	75,813
Estee Lauder Cos., Inc. - Class A	243	53,378
Procter & Gamble Co.	2,831	388,130
		517,321
Distribution/Wholesale — 0.3%
Copart, Inc. (a)	232	25,604
Fastenal Co.	475	20,534
		46,138
Diversified Financial Services — 3.7%
MasterCard, Inc. - Class A	745	215,037
Nasdaq, Inc.	75	9,074
Visa, Inc. - Class A	1,499	272,383
		496,494
Electric — 0.7%
NextEra Energy, Inc.	1,288	94,294

Electronics — 0.8%
Agilent Technologies, Inc.	220	22,460
Garmin Ltd.	85	8,842
Keysight Technologies, Inc. (a)	193	20,240
Mettler-Toledo International, Inc. (a)	26	25,945
PerkinElmer, Inc.	80	10,364
Waters Corp. (a)	74	16,489
		104,340
Food — 0.6%
Campbell Soup Co.	103	4,807
ConAgra Foods, Inc.	295	10,351
General Mills, Inc.	355	20,987
Hormel Foods Corp.	175	8,521
Kellogg Co.	140	8,805
Kroger Co.	865	27,862
		81,333
Healthcare-Products — 6.8%
Abbott Laboratories	2,134	224,305
ABIOMED, Inc. (a)	48	12,090
Danaher Corp.	545	125,099
Edwards Lifesciences Corp. (a)	702	50,327
Hologic, Inc. (a)	160	11,011
IDEXX Laboratories, Inc. (a)	143	60,749
Intuitive Surgical, Inc. (a)	192	128,079
ResMed, Inc.	266	51,056
Teleflex, Inc.	57	18,139
Thermo Fisher Scientific, Inc.	340	160,861

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 95.6% (Continued)

Healthcare-Products — 6.8% (Continued)
Varian Medical Systems, Inc. (a)	108	$18,663
West Pharmaceutical Services, Inc.	171	46,524
		906,903
Healthcare-Services — 0.4%
DaVita, Inc. (a)	72	6,210
IQVIA Holdings, Inc. (a)	218	33,570
Quest Diagnostics, Inc.	75	9,160
		48,940
Home Builders — 0.2%
DR Horton, Inc.	198	13,228
Lennar Corp. - Class A	165	11,588
PulteGroup, Inc.	139	5,666
		30,482
Household Products/Wares — 0.5%
Church & Dwight Co., Inc.	155	13,700
Clorox Co.	268	55,543
		69,243
Insurance — 0.4%
Aon PLC - Class A	281	51,707

Internet — 15.7%
Amazon.com, Inc. (a)	302	916,917
eBay, Inc.	465	22,148
Expedia Group, Inc.	149	14,028
Facebook, Inc. - Class A (a)	2,827	743,812
Netflix, Inc. (a)	792	376,786
NortonLifeLock, Inc.	676	13,905
VeriSign, Inc. (a)	88	16,782
		2,104,378
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	291	25,553
Marriott International, Inc. - Class A	257	23,870
Wynn Resorts Ltd.	88	6,374
		55,797
Machinery-Diversified — 0.4%
Rockwell Automation, Inc.	197	46,713

Media — 0.6%
Charter Communications, Inc. - Class A (a)	139	83,931

Mining — 0.4%
Newmont Goldcorp Corp.	952	59,824

Oil & Gas — 0.2%
Apache Corp.	276	2,291
Chevron Corp.	55	3,823
Concho Resources, Inc.	168	6,974

	Shares	Value
Oil & Gas — 0.2% (Continued)
Devon Energy Corp.	408	$3,643
HESS Corp.	188	6,997
		23,728
Oil & Gas Services — 0.1%
Schlumberger Ltd.	1,072	16,016

Pharmaceuticals — 6.0%
AbbVie, Inc.	3,604	306,700
Bristol-Myers Squibb Co.	1,825	106,671
DexCom, Inc. (a)	203	64,875
Eli Lilly & Co.	1,566	204,300
Zoetis, Inc.	801	126,999
		809,545
Retail — 6.0%
Chipotle Mexican Grill, Inc. (a)	43	51,664
Costco Wholesale Corp.	238	85,114
Dollar General Corp.	210	43,829
Domino’s Pizza, Inc.	73	27,617
Home Depot, Inc.	556	148,291
Lowe’s Cos., Inc.	515	81,421
McDonald’s Corp.	781	166,353
Starbucks Corp.	1,293	112,439
Target Corp.	369	56,169
Tractor Supply Co.	70	9,325
Yum! Brands, Inc.	317	29,586
		811,808
Semiconductors — 10.4%
Advanced Micro Devices, Inc. (a)	2,327	175,200
Broadcom, Inc.	355	124,119
KLA Corp.	231	45,549
Lam Research Corp.	121	41,392
NVIDIA Corp.	1,233	618,177
Qorvo, Inc. (a)	96	12,226
QUALCOMM, Inc.	1,731	213,536
Skyworks Solutions, Inc.	140	19,781
Texas Instruments, Inc.	804	116,250
Xilinx, Inc.	228	27,061
		1,393,291
Software — 15.9%
Activision Blizzard, Inc.	802	60,735
Adobe Systems, Inc. (a)	743	332,195
Akamai Technologies, Inc. (a)	93	8,846
ANSYS, Inc. (a)	141	42,916
Autodesk, Inc. (a)	312	73,488
Broadridge Financial Solutions, Inc.	108	14,861
Cadence Design System, Inc. (a)	454	49,654
Citrix Systems, Inc.	217	24,580
Electronic Arts, Inc. (a)	265	31,755
Intuit, Inc.	221	69,544
Jack Henry & Associates, Inc.	114	16,901

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 95.6% (Continued)

Software — 15.9% (Continued)
Microsoft Corp.	4,392	$889,248
MSCI, Inc.	155	54,225
Paychex, Inc.	293	24,099
Paycom Software, Inc. (a)	39	14,200
Salesforce.com, Inc. (a)	766	177,919
ServiceNow, Inc. (a)	296	147,281
Synopsys, Inc. (a)	252	53,893
Take-Two Interactive Software, Inc. (a)	202	31,294
Tyler Technologies, Inc. (a)	40	15,375
		2,133,009
Telecommunications — 0.5%
Motorola Solutions, Inc.	145	22,919
T-Mobile US, Inc. (a)	364	39,883
		62,802
Transportation — 0.2%
JB Hunt Trasport Services, Inc.	45	5,478
Kansas City Southern	54	9,512
Old Dominion Freight Line, Inc.	84	15,991
		30,981
Water — 0.1%
American Water Works Co., Inc.	101	15,201
TOTAL COMMON STOCKS (Cost $12,220,826)		12,829,608

REAL ESTATE INVESTMENT TRUSTS — 4.3%
American Tower Corp.	670	153,865
Crown Castle International Corp.	675	105,435
Digital Realty Trust, Inc.	195	28,139
Equinix, Inc.	175	127,967
Extra Space Storage, Inc.	149	17,277
Prologis, Inc.	426	42,259
Public Storage	173	39,629
SBA Communications Corp.	172	49,944
UDR, Inc.	326	10,184
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $579,380)		574,699

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts, — 0.1%
U.S. Bank Money Market Deposit Account 0.025% (b)	$19,122	$19,122
TOTAL SHORT-TERM INVESTMENTS (Cost $19,122)		19,122
Total Investments (Cost $12,819,328) — 100.0%		13,423,429
Other Assets in Excess of Liabilities — 0.0% (c)		3,356
TOTAL NET ASSETS — 100.0%		$13,426,785

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of October 31, 2020.
(c)	Less than 0.05%

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2020 (Unaudited)

	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® 100 ETF	Pacer Trendpilot® European Index ETF	Pacer Global Cash Cows Dividend ETF
ASSETS
Investments in Securities, at Value*^	$1,818,569,338	$469,764,520	$787,669,559	$61,923,498	$127,885,899
Interest and Dividends Receivable	1,806,691	166,038	54,485	374,520	774,326
Receivable for Investment Securities Sold	10,121,922	—	1,183,634	2,999,859	—
Securities Lending Income Receivable	3,130	6,141	673	607	3,723
Total Assets	1,830,501,080	469,936,699	788,908,351	65,298,484	128,663,948

LIABILITIES
Management Fees Payable	970,663	206,627	450,896	35,178	60,242
Payable for Fund Shares Redeemed	10,132,390	—	2,443,290	3,073,170	—
Collateral Received for Securities Loaned (See Note 5)	46,975,267	87,061,332	4,601,812	7,021,988	18,210,715
Total Liabilities	58,078,319	87,267,959	7,495,998	10,130,336	18,270,957

NET ASSETS	$1,772,422,761	$382,668,740	$781,412,353	$55,168,148	$110,392,991

NET ASSETS CONSIST OF:
Paid-in Capital	$2,095,433,577	$503,594,644	$563,999,868	$112,501,623	$169,594,806
Total Distributable Earnings (Accumulated Deficit)	(323,010,816)	(120,925,904)	217,412,485	(57,333,475)	(59,201,815)
Net Assets	$1,772,422,761	$382,668,740	$781,412,353	$55,168,148	$110,392,991
* Identified Cost:
Investments in Securities	$1,719,797,738	$462,447,082	$704,939,079	$67,535,680	$156,295,792
^ Includes Loaned securities with a value of	45,796,491	$83,870,350	$4,279,661	6,802,792	17,715,254

Net Asset Value:
Net Assets	$1,772,422,761	$382,668,740	$781,412,353	$55,168,148	$110,392,991
Shares Outstanding (No Par Value)	61,650,000	13,700,000	16,200,000	2,700,000	4,650,000
Net Asset Value, Offering and Redemption Price per Share	$28.75	$27.93	$48.24	$20.43	$23.74

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2020 (Unaudited)

	Pacer US Cash Cows 100 ETF	Pacer US Small Cap Cash Cows 100 ETF	Pacer Developed Markets International Cash Cows 100 ETF	Pacer WealthShield ETF	Pacer Military Times Best Employers ETF
ASSETS
Investments in Securities, at Value*^	$217,135,179	$36,574,205	$14,052,150	$55,443,688	$1,451,213
Foreign Currency at Value*	—	—	21	—	—
Interest and Dividends Receivable	138,512	28,892	108,097	7,609	2,078
Securities Lending Income Receivable	1,088	131	211	7,043	—
Total Assets	217,274,779	36,603,228	14,160,479	55,458,340	1,453,291

LIABILITIES
Management Fees Payable	88,410	18,296	7,204	26,292	766
Collateral Received for Securities Loaned (See Note 5)	20,197,179	1,235,495	1,678,843	6,631,208	—
Total Liabilities	20,285,589	1,253,791	1,686,047	6,657,500	766

NET ASSETS	$196,989,190	$35,349,437	$12,474,432	$48,800,840	$1,452,525

NET ASSETS CONSIST OF:
Paid-in Capital	$239,327,863	$48,920,689	$22,742,460	$66,065,263	$1,555,517
Total Distributable Earnings (Accumulated Deficit)	(42,338,673)	(13,571,252)	(10,268,028)	(17,264,423)	(102,992)
Net Assets	$196,989,190	$35,349,437	$12,474,432	$48,800,840	$1,452,525
* Identified Cost:
Investments in Securities	$215,977,854	$35,270,147	$15,412,406	$53,448,608	$1,484,976
Foreign Currencies	—	—	21	—	—
^ Includes loaned securities with a value of	19,954,099	1,206,780	1,646,597	6,302,318	—

Net Asset Value:
Net Assets	$196,989,190	$35,349,437	$12,474,432	$48,800,840	$1,452,525
Shares Outstanding (No Par Value)	7,150,000	1,400,000	550,000	1,950,000	50,000
Net Asset Value, Offering and Redemption Price per Share	$27.55	$25.25	$22.68	$25.03	$29.05

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2020 (Unaudited)

	Pacer Benchmark Industrial Real Estate SCTRSM ETF	Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF	Pacer US Export Leaders ETF	Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	Pacer US Cash Cows Growth ETF
ASSETS
Investments in Securities, at Value*^	$134,576,874	$1,162,510,586	$1,499,180	$50,638,746	$1,361,159
Foreign Currency at Value*	—	2	—	—	—
Interest and Dividends Receivable	98,982	79	782	54,639	388
Receivable for Investment Securities Sold	—	—	—	67,950,069	—
Receivable for Fund Shares Sold	1,675,955	—	—	17,412,265	—
Securities Lending Income Receivable	829	6,818	—	—	—
Total Assets	136,352,640	1,162,517,485	1,499,962	136,055,719	1,361,547

LIABILITIES
Management Fees Payable	54,958	498,924	791	29,132	729
Payable for Investment Securities Purchased	1,669,695	—	—	67,850,851	—
Payable for Fund Shares Redeemed	—	—	—	17,382,560	—
Collateral Received for Securities Loaned (See Note 5)	20,663,664	108,852,982	—	—	—
Total Liabilities	22,388,317	109,351,906	791	85,262,543	729

NET ASSETS	$113,964,323	$1,053,165,579	$1,499,171	$50,793,176	$1,360,818

NET ASSETS CONSIST OF:
Paid-in Capital	$113,482,681	$1,034,039,054	$1,595,241	$62,042,318	$1,446,891
Total Distributable Earnings (Accumulated Deficit)	481,642	19,126,525	(96,070)	(11,249,142)	(86,073)
Net Assets	$113,964,323	$1,053,165,579	$1,499,171	$50,793,176	$1,360,818
* Identified Cost:
Investments in Securities	$132,324,846	$1,145,810,658	$1,507,437	$50,647,669	$1,399,649
Foreign Currencies	—	2	—	—	—
^ Includes loaned securities with a value of	20,046,355	105,527,709	—	—	—

Net Asset Value:
Net Assets	$113,964,323	$1,053,165,579	$1,499,170	$50,793,176	$1,360,818
Shares Outstanding (No Par Value)	3,400,000	30,950,000	50,000	1,900,000	50,000
Net Asset Value, Offering and Redemption Price per Share	$33.52	$34.03	$29.98	$26.73	$27.22

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2020 (Unaudited)

	Pacer Trendpilot International ETF	Pacer Emerging Markets Cash Cows 100 ETF	Pacer Cash Cows Fund of Funds ETF	Pacer Trendpilot Fund of Funds ETF	Pacer Trendpilot US Bond ETF
ASSETS
Investments in Unaffiliated Securities, at Value*	$107,321,160	$1,940,159	$329	$24,202	$309,240,912
Investments in Affiliated Securities, at Value*	—	—	1,152,254	32,352,910	—
Foreign Currency at Value*	121,641	1,690	—	—	—
Interest and Dividends Receivable	307,826	4,866	—	—	5,072,315
Return of Capital Receivable	617	—	—	—	—
Receivable for Investment Securities Sold	5,167	—	—	—	—
Total Assets	107,756,411	1,946,715	1,152,583	32,377,112	314,313,227

LIABILITIES
Management Fees Payable	73,223	1,201	155	4,186	143,518
Total Liabilities	73,223	1,201	155	4,186	143,518

NET ASSETS	$107,683,188	$1,945,514	$1,152,428	$32,372,926	$314,169,709

NET ASSETS CONSIST OF:
Paid-in Capital	$127,491,619	$2,219,627	$1,175,779	$32,400,825	$310,148,944
Total Distributable Earnings (Accumulated Deficit)	(19,808,431)	(274,113)	(23,351)	(27,899)	4,020,765
Net Assets	$107,683,188	$1,945,514	$1,152,428	$32,372,926	$314,169,709
* Identified Cost:
Investments in Unaffiliated Securities	$114,759,351	$2,100,947	$329	$24,202	$307,012,488
Investments in Affiliated Securities	—	—	1,262,055	31,810,675	—
Foreign Currencies	121,863	1,805	—	—	—

Net Asset Value:
Net Assets	$107,683,188	$1,945,514	$1,152,428	$32,372,926	$314,169,709
Shares Outstanding (No Par Value)	4,900,000	100,000	50,000	1,300,000	12,000,000
Net Asset Value, Offering and Redemption Price per Share	$21.98	$19.46	$23.05	$24.90	$26.18

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2020 (Unaudited)

	Pacer CSOP FTSE China A50 ETF	Pacer BioThreat Strategy ETF	Pacer Lunt Large Cap Alternator ETF	Pacer Lunt Midcap Multi-Factor Alternator ETF	Pacer Lunt Large Cap Multi-Factor Alternator ETF
ASSETS
Investments in Securities, at Value*	$9,241,558	$5,348,708	$55,752,762	$14,953,462	$13,423,429
Cash	—	—	—	—	—
Foreign Currency at Value*	6,299	—	—	—	—
Interest and Dividends Receivable	1	3,517	70,108	2,820	10,586
Receivable for Investment Securities Sold	—	—	1,203,555	—	—
Receivable for Fund Shares Sold	—	—	7,284,690	—	—
Total Assets	9,247,858	5,352,225	64,311,115	14,956,282	13,434,015

LIABILITIES
Due to Custodian	—	—	—	—	—
Foreign Currency, at Value*	—	—	—	—	—
Management Fees Payable	5,445	3,353	26,486	7,877	7,230
Payable for Investment Securities Purchased	—	—	7,221,326	—	—
Payable for Fund Shares Redeemed	—	—	1,214,115	—	—
Collateral Received for Securities Loaned (See Note 5)	—	—	—	—	—
Total Liabilities	5,445	3,353	8,461,927	7,877	7,230

NET ASSETS	$9,242,413	$5,348,872	$55,849,188	$14,948,405	$13,426,785

NET ASSETS CONSIST OF:
Paid-in Capital	$9,028,096	$5,122,385	$54,249,605	$13,058,675	$12,438,230
Total Distributable Earnings (Accumulated Deficit)	214,317	226,487	1,599,583	1,889,730	988,555
Foreign Currencies			—	—	—
Net Assets	$9,242,413	$5,348,872	$55,849,188	$14,948,405	$13,426,785
* Identified Cost:
Investments in Securities	$8,052,590	$5,121,513	$57,127,573	$13,801,010	$12,819,328
Foreign Currencies	6,249	—	—	—	—

Net Asset Value:
Net Assets	$9,242,413	$5,348,872	$55,849,188	$14,948,405	$13,426,785
Shares Outstanding (No Par Value)	455,882	200,000	2,300,000	550,000	500,000
Net Asset Value, Offering and Redemption Price per Share	$20.27	$26.74	$24.28	$27.18	$26.85

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2020 (Unaudited)

	Pacer Trendpilot ® US Large Cap ETF	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® 100 ETF	Pacer Trendpilot® European Index ETF	Pacer Global Cash Cows Dividend ETF
INVESTMENT INCOME
Income:
Dividends*	$13,651,684	$2,043,130	$3,420,560	$112,055	$3,386,600
Interest	478,137	364,757	12,199	52,463	173
Securities Lending Income	141,762	48,338	30,853	11,060	21,799
Total Investment Income	14,271,583	2,456,225	3,463,612	175,578	3,408,572

Expenses:
Management Fees	6,441,284	1,353,082	2,664,188	248,667	393,174
Total Expenses	6,441,284	1,353,082	2,664,188	248,667	393,174
Net Investment Income (Loss)	7,830,299	1,103,143	799,424	(73,089)	3,015,398

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	283,528	(16,943,665)	(2,697,726)	(3,455,721)	(11,802,806)
In-Kind Redemptions	41,300,010	1,026,054	207,540,096	(263,230)	(1,596,328)
Foreign Currencies	—	—	—	(359,679)	(80,563)
Total	41,583,538	(15,917,611)	204,842,370	(4,078,630)	(13,479,697)
Net Change in Unrealized Appreciation (Depreciation) of:
Investments Securities	98,414,640	7,053,248	(11,788,495)	(5,623,805)	10,363,049
Foreign Currencies	—	—	—	23,244	10,458
Total	98,414,640	7,053,248	(11,788,495)	(5,600,561)	10,373,507
Net Realized and Unrealized Gain (Loss) on Investments	139,998,178	(8,864,363)	193,053,875	(9,679,191)	(3,106,190)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$147,828,477	$(7,761,220)	$193,853,299	$(9,752,280)	$(90,792)

* Net of fees and foreign witholding tax of	$—	$—	$2,392	$19,728	$190,165

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2020 (Unaudited)

	Pacer US Cash Cows 100 ETF	Pacer US Small Cap Cash Cows 100 ETF	Pacer Developed Markets International Cash Cows 100 ETF	Pacer WealthShield ETF	Pacer Military Times Best Employers ETF
INVESTMENT INCOME
Income:
Dividends*	$2,923,469	$121,355	$212,193	$122,490	$17,495
Interest	143	11	10	125,400	1
Securities Lending Income	17,554	7,023	2,181	21,775	—
Total Investment Income	2,941,166	128,389	214,384	269,665	17,496

Expenses:
Management Fees	510,132	76,165	43,247	154,006	4,885
Total Expenses	510,132	76,165	43,247	154,006	4,885
Net Investment Income	2,431,034	52,224	171,137	115,659	12,611

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	(20,201,759)	(3,095,237)	(1,407,929)	2,832,786	(121,626)
In-Kind Redemptions	19,888,021	2,534,227	(2,804,440)	1,463,965	114,484
Foreign Currencies	—	—	6,174	—	—
Total	(313,738)	(561,010)	(4,206,195)	4,296,751	(7,142)
Net Change in Unrealized Appreciation (Depreciation) of:
Investments Securities	17,557,054	3,885,592	5,023,217	(1,746,897)	47,765
Foreign Currencies	—	—	2,324	—	—
Total	17,557,054	3,885,592	5,025,541	(1,746,897)	47,765
Net Realized and Unrealized Gain (Loss) on Investments	17,243,316	3,324,582	819,346	2,549,854	40,623
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,674,350	$3,376,806	$990,483	$2,665,513	$53,234

* Net of fees and foreign witholding tax of	$—	$—	$25,580	$—	$—

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2020 (Unaudited)

	Pacer Benchmark Industrial Real Estate SCTR ETF	Pacer Benchmark Data & Infrastructure Real Estate SCTR ETF	Pacer US Export Leaders ETF	Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	Pacer US Cash Cows Growth ETF
INVESTMENT INCOME
Income:
Dividends	$1,342,731	$9,301,238	$8,296	$504,549	$11,330
Interest	89	330	1	30	1
Securities Lending Income	3,417	77,942	—	—	—
Total Investment Income	1,346,237	9,379,510	8,297	504,579	11,331

Expenses:
Management Fees	237,056	2,404,238	4,399	180,321	4,081
Total Expenses	237,056	2,404,238	4,399	180,321	4,081
Net Investment Income	1,109,181	6,975,272	3,898	324,258	7,250

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	(544,131)	(24,636,550)	(151,638)	(941,738)	(109,464)
In-Kind Redemptions	1,086,736	34,665,994	331,313	4,675,026	273,293
Foreign Currencies	—	294,925	—	—	—
Total	542,605	10,324,369	179,675	3,733,288	163,829
Net Change in Unrealized Appreciation (Depreciation) of:
Investments Securities	3,840,119	(19,478,037)	41,110	(1,934)	30,141
Total	3,840,119	(19,478,037)	41,110	(1,934)	30,141
Net Realized and Unrealized Gain (Loss) on Investments	4,382,724	(9,153,668)	220,785	3,731,354	193,970
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,491,905	$(2,178,396)	$224,683	$4,055,612	$201,220

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2020 (Unaudited)

	Pacer Trendpilot International ETF	Pacer Emerging Markets Cash Cows 100 ETF	Pacer Cash Cows Fund of Funds ETF	Pacer Trendpilot Fund of Funds ETF	Pacer Trendpilot US Bond ETF
INVESTMENT INCOME
Income:
Dividends from Unaffiliated Investments*	$627,083	$32,687	$—	$—	$—
Dividends from Affiliated Investments	—	—	28,873	—	—
Interest	69,578	(1)	(5)	5	4,844,159
Total Investment Income	696,661	32,686	28,868	5	4,844,159

Expenses:
Management Fees	469,562	4,324	1,456	22,454	635,683
Total Expenses	469,562	4,324	1,456	22,454	635,683
Net Investment Income (Loss)	227,099	28,362	27,412	(22,449)	4,208,476

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment in Unaffiliated Securities	(69,385)	(65,119)	(1)	(456,984)	(145,694)
Investment in Affiliated Securities	—	—	(1,796)	(323,486)	1,410,114
In-Kind Redemptions	(450,960)	—	93,215	292,175	—
Foreign Currencies	311,298	(2,839)	—	—	—
Total	(209,047)	(67,958)	91,418	(488,295)	1,264,420
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in Unaffiliated Securities	(7,471,127)	68,017	—	—	(871,409)
Investments in Affiliated Securities	—	—	110,896	1,624,655	—
Foreign Currencies	1,922	875	—	—	—
Total	(7,469,205)	68,892	110,896	1,624,655	(871,409)
Net Realized and Unrealized Gain (Loss) on Investments	(7,678,252)	934	202,314	1,136,360	393,011
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,451,153)	$29,296	$229,726	$1,113,911	$4,601,487

* Net of fees and foreign witholding tax of	$66,432	$4,228	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2020 (Unaudited)

	Pacer CSOP FTSE China A50 ETF	Pacer BioThreat Strategy ETF (a)	Pacer Lunt Large Cap Alternator ETF (a)	Pacer Lunt Midcap Multi-Factor Alternator ETF (a)	Pacer Lunt Large Cap Multi-Factor Alternator ETF (a)
INVESTMENT INCOME
Income:
Dividends*	$209,652	$20,641	$344,338	$38,642	$47,139
Interest	37	1	8	1	18
Total Investment Income	209,689	20,642	344,346	38,643	47,157

Expenses:
Management Fees	30,924	11,666	105,062	29,309	25,434
Total Expenses	30,924	11,666	105,062	29,309	25,434
Net Investment Income	178,765	8,976	239,284	9,334	21,723

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	33,858	6	(631,483)	(250,220)	33,097
In-Kind Redemptions	—	—	3,551,668	987,830	347,574
Foreign Currencies	4,519	—	—	—	—
Total	38,377	6	2,920,185	737,610	380,671
Net Change in Unrealized Appreciation (Depreciation) of:
Investments Securities	1,804,729	227,195	(1,374,811)	1,152,452	604,101
Foreign Currencies	(32)	—	—	—	—
Total	1,804,697	227,195	(1,374,811)	1,152,452	604,101
Net Realized and Unrealized Gain (Loss) on Investments	1,843,074	227,201	1,545,374	1,890,062	984,772
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,021,839	$236,177	$1,784,658	$1,899,396	$1,006,495

* Net of fees and foreign witholding tax of	$23,364	$—	$—	$—	$—

(a)	Fund commenced operations on June 24, 2020. The information presented is from June 24, 2020 to October 31, 2020.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Trendpilot ® US Large Cap ETF		Pacer Trendpilot ® US Mid Cap ETF
	For the Period Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020	For the Period Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020
OPERATIONS
Net Investment Income (Loss)	$7,830,299	$33,672,399	$1,103,143	$6,105,748
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	41,583,538	(292,924,566)	(15,917,611)	(39,781,273)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	98,414,640	(112,490,262)	7,053,248	(13,366,245)
Net Increase (Decrease) in Net Assets Resulting from Operations	147,828,477	(371,742,429)	(7,761,220)	(47,041,770)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	—	(33,554,677)	—	(8,738,254)
Total Distributions to Shareholders	—	(33,554,677)	—	(8,738,254)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	41,328,085	1,910,014,995	15,388,870	166,856,260
Payments for Shares Redeemed	(820,573,095)	(1,264,868,215)	(165,009,430)	(332,331,150)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(779,245,010)	645,146,780	(149,620,560)	(165,474,890)
Net Increase (Decrease) in Net Assets	$(631,416,533)	$239,849,674	$(157,381,780)	$(221,254,914)

NET ASSETS
Beginning of Period	$2,403,839,294	$2,163,989,620	$540,050,520	$761,305,434
End of Period	$1,772,422,761	$2,403,839,294	$382,668,740	$540,050,520

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	1,450,000	65,400,000	550,000	6,000,000
Redemptions	(28,850,000)	(47,150,000)	(5,900,000)	(11,550,000)
Net Increase (Decrease)	(27,400,000)	18,250,000	(5,350,000)	(5,550,000)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Trendpilot ® 100 ETF		Pacer Trendpilot ® European Index ETF
	For the Period Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020	For the Period Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020
OPERATIONS
Net Investment Income (Loss)	$799,424	$2,474,219	$(73,089)	$2,567,627
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	204,842,370	(32,800,388)	(4,078,630)	(4,699,814)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(11,788,495)	52,334,741	(5,600,561)	(9,778,661)
Net Increase (Decrease) in Net Assets Resulting from Operations	193,853,299	22,008,572	(9,752,280)	(11,910,848)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	—	(3,044,420)	—	(4,195,663)
Total Distributions to Shareholders	—	(3,044,420)	—	(4,195,663)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	331,498,475	313,516,410	—	42,658,960
Payments for Shares Redeemed	(483,197,205)	(95,395,915)	(26,567,245)	(118,444,135)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(151,698,730)	218,120,495	(26,567,245)	(75,785,175)
Net Increase (Decrease) in Net Assets	$42,154,569	$237,084,647	$(36,319,525)	$(91,891,686)

NET ASSETS
Beginning of Period	$739,257,784	$502,173,137	$91,487,673	$183,379,359
End of Period	$781,412,353	$739,257,784	$55,168,148	$91,487,673

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	6,700,000	8,300,000	—	1,700,000
Redemptions	(10,000,000)	(2,750,000)	(1,150,000)	(4,700,000)
Net Increase (Decrease)	(3,300,000)	5,550,000	(1,150,000)	(3,000,000)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Global Cash Cows Dividend ETF		Pacer US Cash Cows 100 ETF
	For the Period Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020	For the Period Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020
OPERATIONS
Net Investment Income (Loss)	$3,015,398	$8,948,034	$2,431,034	$6,384,748
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(13,479,697)	(2,144,916)	(313,738)	(9,174,531)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	10,373,507	(43,293,755)	17,557,054	(25,628,588)
Net Increase (Decrease) in Net Assets Resulting from Operations	(90,792)	(36,490,637)	19,674,350	(28,418,371)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(3,355,878)	(8,770,455)	(2,447,236)	(6,190,930)
Total Distributions to Shareholders	(3,355,878)	(8,770,455)	(2,447,236)	(6,190,930)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	82,306,360	68,435,140	105,467,960
Payments for Shares Redeemed	(21,639,985)	(112,070,715)	(78,699,905)	(146,849,935)
Transaction Fees (See Note 1)	—	232	—	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(21,639,985)	(29,764,123)	(10,264,765)	(41,381,975)
Net Increase (Decrease) in Net Assets	$(25,086,655)	$(75,025,215)	$6,962,349	$(75,991,276)

NET ASSETS
Beginning of Period	$135,479,646	$210,504,861	$190,026,841	$266,018,117
End of Period	$110,392,991	$135,479,646	$196,989,190	$190,026,841

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	—	2,650,000	2,400,000	3,700,000
Redemptions	(850,000)	(3,900,000)	(2,800,000)	(5,100,000)
Net Increase (Decrease)	(850,000)	(1,250,000)	(400,000)	(1,400,000)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer US Small Cap Cash Cows 100 ETF		Pacer Developed Markets International Cash Cows 100 ETF
	For the Period Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020	For the Period Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020
OPERATIONS
Net Investment Income (Loss)	$52,224	$440,904	$171,137	$934,227
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(561,010)	(8,077,625)	(4,206,195)	(1,137,710)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	3,885,592	(4,564,010)	5,025,541	(6,002,034)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,376,806	(12,200,731)	990,483	(6,205,517)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(61,953)	(419,742)	(228,419)	(1,009,491)
Total Distributions to Shareholders	(61,953)	(419,742)	(228,419)	(1,009,491)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	28,455,225	20,281,980	—	12,100,810
Payments for Shares Redeemed	(10,954,585)	(43,601,320)	(9,279,055)	(17,740,240)
Transaction Fees (See Note 1)	—	—	109	1,376
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	17,500,640	(23,319,340)	(9,278,946)	(5,638,054)
Net Increase (Decrease) in Net Assets	$20,815,493	$(35,939,813)	$(8,516,882)	$(12,853,062)

NET ASSETS
Beginning of Period	$14,533,944	$50,473,757	$20,991,314	$33,844,376
End of Period	$35,349,437	$14,533,944	$12,474,432	$20,991,314

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	1,150,000	800,000	—	450,000
Redemptions	(450,000)	(2,050,000)	(450,000)	(700,000)
Net Increase (Decrease)	700,000	(1,250,000)	(450,000)	(250,000)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer WealthShield ETF		Pacer Military Times Best Employers ETF
	For the Period Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020	For the Period Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020
OPERATIONS
Net Investment Income (Loss)	$115,659	$1,127,632	$12,611	$51,053
Net Realized Gain (Loss) on Investments	4,296,751	(5,576,677)	(7,142)	282,219
Change in Unrealized Appreciation (Depreciation) of Investments	(1,746,897)	(1,499,370)	47,765	(395,605)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,665,513	(5,948,415)	53,234	(62,333)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(171,898)	(1,151,877)	(12,671)	(52,852)
Total Distributions to Shareholders	(171,898)	(1,151,877)	(12,671)	(52,852)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	8,701,715	28,716,405	1,454,095	1,499,390
Payments for Shares Redeemed	(13,822,395)	(80,267,410)	(2,815,070)	(1,483,825)
Transaction Fees (See Note 1)	—	1,088	—	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(5,120,680)	(51,549,917)	(1,360,975)	15,565
Net Increase (Decrease) in Net Assets	$(2,627,065)	$(58,650,209)	$(1,320,412)	$(99,620)

NET ASSETS
Beginning of Period	$51,427,905	$110,078,114	$2,772,937	$2,872,557
End of Period	$48,800,840	$51,427,905	$1,452,525	$2,772,937

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	350,000	1,200,000	50,000	50,000
Redemptions	(550,000)	(3,450,000)	(100,000)	(50,000)
Net Increase (Decrease)	(200,000)	(2,250,000)	(50,000)	—

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Benchmark Industrial Real Estate SCTRSM ETF		Pacer Benchmark Data and Infrastructure Real Estate SCTRSM ETF
	For the Period Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020	For the Period Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020
OPERATIONS
Net Investment Income (Loss)	$1,109,181	$684,334	$6,975,272	$2,874,627
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	542,605	(2,546,332)	10,324,369	(5,462,685)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	3,840,119	(1,898,576)	(19,478,037)	34,852,455
Net Increase (Decrease) in Net Assets Resulting from Operations	5,491,905	(3,760,574)	(2,178,396)	32,264,397

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(666,033)	(656,033)	(6,151,753)	(2,911,078)
Long-Term Capital Gain	—	(6,106)	—	—
Return of Capital	—	—	—	(340,803)
Total Distributions to Shareholders	(666,033)	(662,139)	(6,151,753)	(3,251,881)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	65,726,235	50,782,050	645,271,685	513,245,545
Payments for Shares Redeemed	(4,735,275)	(5,567,595)	(135,990,385)	(12,735,020)
Transaction Fees (Note 1)	43	—	—	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (c)	60,991,003	45,214,455	509,281,300	500,510,525
Net Increase (Decrease) in Net Assets	$65,816,875	$40,791,742	$500,951,151	$529,523,041

NET ASSETS
Beginning of Period	$48,147,448	$7,355,706	$552,214,428	$22,691,387
End of Period	$113,964,323	$48,147,448	$1,053,165,579	$552,214,428

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	1,950,000	1,550,000	18,150,000	16,200,000
Redemptions	(150,000)	(200,000)	(3,800,000)	(400,000)
Net Increase (Decrease)	1,800,000	1,350,000	14,350,000	15,800,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer US Export Leaders ETF		Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
	For the Period Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020	For the Period Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020
OPERATIONS
Net Investment Income (Loss)	$3,898	$7,964	$324,258	$917,220
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	179,675	56,801	3,733,288	(18,336,835)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	41,110	(99,287)	(1,934)	(5,007)
Net Increase (Decrease) in Net Assets Resulting from Operations	224,683	(34,522)	4,055,612	(17,424,622)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(4,150)	(7,790)	—	(898,227)
Total Distributions to Shareholders	(4,150)	(7,790)	(291,564)	(898,227)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	2,874,230	2,760,720	20,066,295	123,166,500
Payments for Shares Redeemed	(2,852,995)	(2,759,395)	(33,591,545)	(51,328,850)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (c)	21,235	1,325	(13,525,250)	71,837,650
Net Increase (Decrease) in Net Assets	$241,768	$(40,987)	$(9,761,202)	$53,514,801

NET ASSETS
Beginning of Period	$1,257,403	$1,298,390	$60,554,378	$7,039,577
End of Period	$1,499,171	$1,257,403	$50,793,176	$60,554,378

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	100,000	100,000	750,000	4,100,000
Redemptions	(100,000)	(100,000)	(1,250,000)	(1,950,000)
Net Increase	—	—	(500,000)	2,150,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer US Cash Cows Growth ETF		Pacer Trendpilot International ETF
	For the Period Ended October 31, 2020 (Unaudited)	For the Period Ended April 30, 2020(a)	For the Period Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020 (a)
OPERATIONS
Net Investment Income (Loss)	$7,250	$24,483	$227,099	$1,135,638
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	163,829	35,274	(209,047)	(9,580,885)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	30,141	(68,631)	(7,469,205)	32,620
Net Increase (Decrease) in Net Assets Resulting from Operations	201,220	(8,874)	(7,451,153)	(8,412,627)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(7,149)	(24,159)	—	(1,060,524)
Total Distributions to Shareholders	(7,149)	(24,159)	—	(1,060,524)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	2,698,270	6,249,605	15,252,350	175,364,155
Payments for Shares Redeemed	(2,675,855)	(5,072,240)	(51,156,480)	(14,856,015)
Transaction Fees (See Note 1)	—	—	—	3,482
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	22,415	1,177,365	(35,904,130)	160,511,622
Net Increase (Decrease) in Net Assets	$216,486	$1,144,332	$(43,355,283)	$151,038,471

NET ASSETS
Beginning of Period	$1,144,332	$—	$151,038,471	$—
End of Period	$1,360,818	$1,144,332	$107,683,188	$151,038,471

(a)	Fund commenced operations on May 2, 2019. The information presented is from May 2, 2019 to April 30, 2020.
(b)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	100,000	250,000	650,000	7,050,000
Redemptions	(100,000)	(200,000)	(2,200,000)	(600,000)
Net Increase	—	50,000	(1,550,000)	6,450,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Emerging Markets Cash Cows 100 ETF		Pacer Cash Cows Fund of Funds ETF
	For the Period Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020(a)	For the Period Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020(a)
OPERATIONS
Net Investment Income (Loss)	$28,362	$102,683	$27,412	$42,529
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(67,958)	143,068	91,418	(8,917)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	68,892	(229,909)	110,896	(220,697)
Net Increase (Decrease) in Net Assets Resulting from Operations	29,296	15,842	229,726	(187,085)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(37,854)	(149,137)	(27,663)	(42,529)
Return of Capital			—	(151)
Total Distributions to Shareholders	(37,854)	(149,137)	(27,663)	(42,680)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	995,690	5,831,035	1,092,215	2,531,000
Payments for Shares Redeemed	—	(4,744,030)	(1,183,135)	(1,259,950)
Transaction Fees (Note 1) Payments for Shares Redeemed	2,816	1,856	—	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (c)	998,506	1,088,861	(90,920)	1,271,050
Net Increase (Decrease) in Net Assets	$989,948	$955,566	$111,143	$1,041,285

NET ASSETS
Beginning of Period	$955,566	$—	$1,041,285	$—
End of Period	$1,945,514	$955,566	$1,152,428	$1,041,285

(a)	Fund commenced operations on May 2, 2019. The information presented is from May 2, 2019 to April 30, 2020.
(b)	Fund commenced operations on May 3, 2019. The information presented is from May 3, 2019 to April 30, 2020.
(c)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	50,000	250,000	50,000	100,000
Redemptions	—	(200,000)	(50,000)	(50,000)
Net Increase	50,000	50,000	—	50,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Trendpilot Fund of Funds ETF		Pacer Trendpilot US Bond ETF
	For the Period Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020(a)	For the Period Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020(b)
OPERATIONS
Net Investment Income (Loss)	$(22,449)	$125,302	$4,208,476	$954,002
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(488,295)	(47,411)	1,264,420	(920,856)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	1,624,655	(1,082,420)	(871,409)	3,099,833
Net Increase (Decrease) in Net Assets Resulting from Operations	1,113,911	(1,004,529)	4,601,487	3,132,979

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	—	(137,281)	(2,676,642)	(913,550)
Return of Capital			—	—
Total Distributions to Shareholders	—	(137,281)	(2,676,642)	(913,550)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	8,789,885	28,519,960	242,426,290	152,226,140
Payments for Shares Redeemed	(4,909,020)	—	(74,527,390)	(10,137,840)
Transaction Fees (Note 1)	—	—	18,911	19,324
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	3,880,865	28,519,960	167,917,811	142,107,624
Net Increase (Decrease) in Net Assets	$4,994,776	$27,378,150	$169,842,656	$144,327,053

NET ASSETS
Beginning of Period	$27,378,150	$—	$144,327,053	$—
End of Period	$32,372,926	$27,378,150	$314,169,709	$144,327,053

(a) Fund commenced operations on May 3, 2019. The information presented is from May 3, 2019 to April 30, 2020.

(b) Fund commenced operations on October 22, 2019. The information presented is from October 22, 2019 to April 30, 2020.

(c) Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	350,000	1,150,000	9,300,000	6,000,000
Redemptions	(200,000)	—	(2,900,000)	(400,000)
Net Increase	150,000	1,150,000	6,400,000	5,600,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer CSOP FTSE China A50 ETF		Pacer BioThreat Strategy ETF
	For the Period Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020(a)	For the Period Ended October 31, 2020 (Unaudited)(b)
OPERATIONS
Net Investment Income (Loss)	$178,765	$(55,203)	$8,976
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	38,377	3,741,277	6
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	1,804,697	(2,901,864)	227,195
Net Increase (Decrease) in Net Assets Resulting from Operations	2,021,839	784,210	236,177

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	—	(961,121)	(9,690)
Return of Capital	—	(58,489)	—
Total Distributions to Shareholders	—	(1,019,610)	(9,690)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	14,683,370	5,122,385
Payments for Shares Redeemed	(1,772,630)	(18,254,205)	—
Transaction Fees (See Note 1)	857	58,539	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions(c)	(1,771,773)	(3,512,296)	5,122,385
Net Increase (Decrease) in Net Assets	$250,066	$(3,747,696)	$5,348,872

NET ASSETS
Beginning of Period/Year	$8,992,347	$12,740,043	$—
End of Period/Year	$9,242,413	$8,992,347	$5,348,872

(a) For the period ended October 1, 2019 to April 30, 2020. See Note 1 to the Financial Statements.

(b) Fund commenced operations on June 24, 2020. The information presented is from June 24, 2020 to October 31, 2020.

(c) Summary of capital share transactions is as follows:

	Shares	Shares(d)	Shares
Subscriptions	—	850,000	200,000
Redemptions	(100,000)	(1,050,000)	—
Net Increase	(100,000)	(200,000)	200,000

(d)	For the period ended October 1, 2019 to April 30, 2020. Shares of the Predecessor CSOP Fund converted Shares at the close of business on January 22, 2020. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Lunt Large Cap Alternator ETF	Pacer Lunt Midcap Multi-Factor Alternator ETF
	For the Period Ended October 31, 2020 (Unaudited) (a)	For the Period Ended October 31, 2020 (Unaudited)(a)
OPERATIONS
Net Investment Income (Loss)	$239,284	$9,334
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	2,920,185	737,610
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(1,374,811)	1,152,452
Net Increase (Decrease) in Net Assets Resulting from Operations	1,784,658	1,899,396

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(185,075)	(9,666)
Total Distributions to Shareholders	(185,075)	(9,666)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	96,604,575	19,647,460
Payments for Shares Redeemed	(42,354,970)	(6,588,785)
Net Increase in Net Assets Derived from Capital Share Transactions (b)	54,249,605	13,058,675
Net Increase in Net Assets	$55,849,188	$14,948,405

NET ASSETS
Beginning of Period	$—	$—
End of Period	$55,849,188	$14,948,405

(a) Fund commenced operations on June 24, 2020. The information presented is from June 24, 2020 to October 31, 2020.

(b) Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	4,000,000	800,000
Redemptions	(1,700,000)	(250,000)
Net Increase	2,300,000	550,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

Pacer Lunt Large Cap Multi-Factor Alternator ETF
For the Period Ended October 31, 2020 (Unaudited)(a)
OPERATIONS
Net Investment Income (Loss)	$21,723
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	380,671
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	604,101
Net Increase (Decrease) in Net Assets Resulting from Operations	1,006,495

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(17,940)
Total Distributions to Shareholders	(17,940)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	15,253,910
Payments for Shares Redeemed	(2,815,680)
Net Increase in Net Assets Derived from Capital Share Transactions (b)	12,438,230
Net Increase (Decrease) in Net Assets	$13,426,785

NET ASSETS
Beginning of Period	$—
End of Period	$13,426,785

(a) Fund commenced operations on June 24, 2020. The information presented is from June 24, 2020 to October 31, 2020.

(b) Summary of capital share transactions is as follows:

Shares
Subscriptions	600,000
Redemptions	(100,000)
Net Increase	500,000

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Period Ended April 30, 2016(a)
Net Asset Value, Beginning of Period	$26.99		$30.56	$28.41	$25.48	$21.88	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(b)	0.10		0.39	0.43	0.37	0.34	0.13
Net Realized and Unrealized Gain (Loss) on Investments (f)	1.66		(3.59)	2.01	2.84	3.52	(3.15)
Total from Investment Operations	1.76		(3.20)	2.44	3.21	3.86	(3.02)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.37)	(0.29)	(0.28)	(0.26)	(0.10)
Total Distributions	—		(0.37)	(0.29)	(0.28)	(0.26)	(0.10)
Net Asset Value, End of Period	$28.75		$26.99	$30.56	$28.41	$25.48	$21.88
Total Return	6.50	%(c)	-10.71%	8.65%	12.56%	17.72%	-12.10	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$1,772,423		$2,403,839	$2,163,990	$921,975	$456,180	$365,448

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60	%(d)
Net Investment Income to Average Net Assets	0.73	%(d)	1.25%	1.43%	1.32%	1.44%	0.62	%(d)
Portfolio Turnover Rate (e)	1	%(c)	5%	162%	12%	7%	317	%(c)

(a)	Commencement of operations on June 11, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excluded impact of in-kind transactions.
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Period Ended April 30, 2016(a)
Net Asset Value, Beginning of Period	$28.35		$30.95	$30.72	$28.00	$23.78	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.07		0.28	0.41	0.27	0.27	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments (f)	(0.49)		(2.45)	0.10	2.66	4.13	(1.16)
Total from Investment Operations	(0.42)		(2.17)	0.51	2.93	4.40	(1.20)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.43)	(0.28)	(0.21)	(0.18)	—
Distributions from Return of Capital	—		—	—	—	—	(0.02)
Total Distributions	—		(0.43)	(0.28)	(0.21)	(0.18)	(0.02)
Net Asset Value, End of Period	$27.93		$28.35	$30.95	$30.72	$28.00	$23.78
Total Return	-1.47	%(c)	-7.11%	1.66%	10.42%	18.54%	-4.82	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$382,669		$540,051	$761,305	$497,590	$281,430	$149,808

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60	%(d)
Net Investment Income to Average Net Assets	0.49	%(d)	0.96%	1.30%	0.91%	1.02%	-0.17	%(d)
Portfolio Turnover Rate (e)	203	%(c)	143%	405%	66%	27%	379	%(c)

(a)	Commencement of operations on June 11, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excluded impact of in-kind transactions.
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Period Ended April 30, 2016(a)
Net Asset Value, Beginning of Period	$37.91		$36.00	$31.16	$26.32	$21.44	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.04		0.15	0.26	0.11	0.11	0.04
Net Realized and Unrealized Gain (Loss) on Investments (f)	10.29		1.94	4.73	4.83	4.84	(3.55)
Total from Investment Operations	10.33		2.09	4.99	4.94	4.95	(3.51)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.18)	(0.15)	(0.10)	(0.07)	(0.05)
Total Distributions	—		(0.18)	(0.15)	(0.10)	(0.07)	(0.05)
Net Asset Value, End of Period	$48.24		$37.91	$36.00	$31.16	$26.32	$21.44
Total Return	27.23	%(c)	5.78%	16.04%	18.78%	23.11%	-14.04	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$781,412		$739,258	$502,173	$211,906	$73,696	$69,689

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(d)	0.65%	0.65%	0.65%	0.65%	0.65	%(d)
Net Investment Income to Average Net Assets	0.20	%(d)	0.40%	0.76%	0.38%	0.46%	0.18	%(d)
Portfolio Turnover Rate (e)	2	%(c)	61%	107%	3%	125%	295	%(c)

(a)	Commencement of operations on June 11, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excluded impact of in-kind transactions.
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017		For the Period Ended April 30, 2016(a)
Net Asset Value, Beginning of Period	$23.76		$26.77	$29.66	$27.03	$24.97		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Gain (Loss) (b)	(0.02)		0.54	0.74	0.51	0.18		(0.04)
Net Realized and Unrealized Gain (Loss) on Investments (h)	(3.31)		(2.61)	(3.16)	2.31	1.88	(c)	0.01
Total from Investment Operations	(3.33)		(2.07)	(2.42)	2.82	2.06		(0.03)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.94)	(0.47)	(0.19)	—		—
Total Distributions	—		(0.94)	(0.47)	(0.19)	—		—
Net Asset Value, End of Period	$20.43		$23.76	$26.77	$29.66	$27.03		$24.97
Total Return	-14.01	%(d)	-8.18%	-8.07%	10.43%	8.25	%(e)	-0.13	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$55,168		$91,488	$183,379	$158,703	$31,081		$22,470

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(f)	0.65%	0.65%	0.65%	0.65%		0.65	%(f)
Net Investment Income (Loss) to Average Net Assets	-0.19	%(f)	2.04%	2.77%	1.69%	0.77%		-0.39	%(f)
Portfolio Turnover Rate (g)	513	%(d)	12%	396%	228%	143%		0	%(d)

(a)	Commencement of operations on December 14, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)	Includes $0.41 gain derived from contribution from a settlement. See Note 8.
(d)	Not annualized.
(e)	Before the contribution from a settlement, the total return for the year would have been 6.60%. See Note 8.
(f)	Annualized.
(g)	Excluded impact of in-kind transactions.
(h)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Global Cash Cows Dividend ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Period Ended April 30, 2016(a)
Net Asset Value, Beginning of Period	$24.63		$31.19	$30.75	$28.60	$27.16	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.59		1.32	1.21	1.07	0.88	0.23
Net Realized and Unrealized Gain (Loss) on Investments (f)	(0.81)		(6.60)	0.43	2.01	1.26	1.93
Total from Investment Operations	(0.22)		(5.28)	1.64	3.08	2.14	2.16

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.67)		(1.28)	(1.20)	(0.93)	(0.70)	—
Total Distributions	(0.67)		(1.28)	(1.20)	(0.93)	(0.70)	—
Net Asset Value, End of Period	$23.74		$24.63	$31.19	$30.75	$28.60	$27.16
Total Return	-1.00	%(c)	-17.32%	5.56%	10.86%	8.03%	8.64	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$110,393		$135,480	$210,505	$173,710	$70,059	$5,432

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60	%(d)
Net Investment Income to Average Net Assets	4.60	%(d)	4.52%	4.00%	3.50%	3.19%	4.63	%(d)
Portfolio Turnover Rate (e)	35	%(c)	91%	74%	76%	44%	0	%(c)

(a)	Commencement of operations on February 22, 2016.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excluded impact of in-kind transactions.
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Period Ended April 30, 2017(a)
Net Asset Value, Beginning of Period	$25.17		$29.72	$28.98	$26.13	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.32		0.77	0.53	0.61	0.13
Net Realized and Unrealized Gain (Loss) on Investments (f)	2.38		(4.55)	0.67	2.84	1.09
Total from Investment Operations	2.70		(3.78)	1.20	3.45	1.22

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.32)		(0.77)	(0.46)	(0.60)	(0.09)
Total Distributions	(0.32)		(0.77)	(0.46)	(0.60)	(0.09)
Net Asset Value, End of Period	$27.55		$25.17	$29.72	$28.98	$26.13
Total Return	10.75	%(c)	-12.63%	4.28%	13.35%	4.87	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$196,989		$190,027	$266,018	$28,981	$11,759

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.49	%(d)	0.49%	0.49%	0.49%	0.49	%(d)
Net Investment Income to Average Net Assets	2.34	%(d)	2.73%	1.82%	2.16%	1.37	%(d)
Portfolio Turnover Rate (e)	64	%(c)	85%	122%	101%	36	%(c)

(a)	Commencement of operations on December 16, 2016.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer US Small Cap Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Period Ended April 30, 2018(a)
Net Asset Value, Beginning of Period	$20.76		$25.88	$26.17	$24.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.05		0.27	0.32	0.28
Net Realized and Unrealized Gain (Loss) on Investments (f)	4.49		(5.12)	(0.29)	1.38
Total from Investment Operations	4.54		(4.85)	0.03	1.66

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.05)		(0.27)	(0.32)	(0.27)
Total Distributions	(0.05)		(0.27)	(0.32)	(0.27)
Net Asset Value, End of Period	$25.25		$20.76	$25.88	$26.17
Total Return	21.87	%(c)	-18.72%	0.20%	6.69	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$35,349		$14,534	$50,474	$5,233

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.59	%(d)	0.59%	0.59%	0.59	%(d)
Net Investment Income to Average Net Assets	0.40	%(d)	1.11%	1.21%	1.25	%(d)
Portfolio Turnover Rate (e)	86	%(c)	128%	123%	97	%(c)

(a)	Commencement of operations on June 16, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Period Ended April 30, 2018(a)
Net Asset Value, Beginning of Period	$20.99		$27.08	$28.91	$25.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.30		0.74	0.85	0.60
Net Realized and Unrealized Gain (Loss) on Investments (f)	1.81		(6.05)	(2.01)	3.53
Total from Investment Operations	2.11		(5.31)	(1.16)	4.13

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.42)		(0.78)	(0.67)	(0.31)
Total Distributions	(0.42)		(0.78)	(0.67)	(0.31)
Net Asset Value, End of Period	$22.68		$20.99	$27.08	$28.91
Total Return	10.00	%(c)	-20.04%	-3.92%	16.48	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$12,474		$20,991	$33,844	$20,235

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(d)	0.65%	0.65%	0.65	%(d)
Net Investment Income to Average Net Assets	2.57	%(d)	2.96%	3.18%	2.42	%(d)
Portfolio Turnover Rate (e)	39	%(c)	149%	80%	25	%(c)

(a)	Commencement of operations on June 16, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer WealthShield ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Period Ended April 30, 2018(a)
Net Asset Value, Beginning of Period	$23.92		$25.02	$25.02	$25.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.06		0.33	0.38	0.10
Net Realized and Unrealized Gain (Loss) on Investments (f)	1.13		(1.10)	(0.01)	(0.05)
Total from Investment Operations	1.19		(0.77)	0.37	0.05

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.08)		(0.33)	(0.37)	(0.05)
Total Distributions	(0.08)		(0.33)	(0.37)	(0.05)
Net Asset Value, End of Period	$25.03		$23.92	$25.02	$25.02
Total Return	4.99	%(c)	-3.04%	1.43%	0.23	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$48,801		$51,428	$110,078	$62,539

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60%	0.60%	0.60	%(d)
Net Investment Income to Average Net Assets	0.45	%(d)	1.38%	1.52%	1.04	%(d)
Portfolio Turnover Rate (e)	126	%(c)	676%	542%	131	%(c)

(a)	Commencement of operations on December 11, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Military Times Best Employers ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Period Ended April 30, 2018(a)
Net Asset Value, Beginning of Period	$27.73		$28.73	$25.33	$24.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.23		0.51	0.44	—	(c)
Net Realized and Unrealized Gain (Loss) on Investments (g)	1.34		(0.98)	3.43	0.44
Total from Investment Operations	1.57		(0.47)	3.87	0.44

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.25)		(0.53)	(0.47)	—
Total Distributions	(0.25)		(0.53)	(0.47)	—
Net Asset Value, End of Period	$29.05		$27.73	$28.73	$25.33
Total Return	5.69	%(d)	-1.59%	15.46%	1.79	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$1,453		$2,773	$2,873	$2,533

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(e)	0.60%	0.60%	0.60	%(e)
Net Investment Income to Average Net Assets	1.55	%(e)	1.72%	1.66%	0.25	%(e)
Portfolio Turnover Rate (f)	45	%(d)	19%	9%	0	%(d)

(a)	Commencement of operations on April 9, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005
(d)	Not annualized
(e)	Annualized
(f)	Excluded impact of in-kind transactions
(g)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Benchmark Industrial Real Estate SCTRSM ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Period Ended April 30, 2019(a)
Net Asset Value, Beginning of Period	$30.09		$29.42	$24.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.47		0.77	0.65
Net Realized and Unrealized Gain (Loss) on Investments (f)	3.22		0.52	4.61
Total from Investment Operations	3.69		1.29	5.26

LESS DISTRIBUTIONS:
Distributions from:
Net Investment Income	(0.26)		(0.61)	(0.67)
Long-Term Capital Gain	—		(0.01)	—
Total Distributions	(0.26)		(0.62)	(0.67)
Net Asset Value, End of Period	$33.52		$30.09	$29.42
Total Return	12.27	%(c)	4.38%	21.62	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$113,964		$48,147	$7,356

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60%	0.60	%(d)
Net Investment Income (Loss) to Average Net Assets	2.81	%(d)	2.40%	2.60	%(d)
Portfolio Turnover Rate (e)	5	%(c)	29%	36	%(c)

(a)	Commencement of operations on May 14, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)	These amounts are comprised of only net investment income.
(g)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Period Ended April 30, 2019(a)
Net Asset Value, Beginning of Period	$33.27		$28.36	$24.67

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.31		0.54	0.39
Net Realized and Unrealized Gain on Investments (f)	0.72		4.92	3.93
Total from Investment Operations	1.03		5.46	4.32

LESS DISTRIBUTIONS:
Distributions from:
Net Investment Income	(0.25)		(0.49)	(0.44)
Long-Term Capital Gain	—		—	(0.01)
Return of Capital	(0.02)		(0.06)	(0.18)
Total Distributions	(0.27)		(0.55)	(0.63)
Net Asset Value, End of Period	$34.03		$33.27	$28.36
Total Return	3.09	%(c)	19.50%	17.89	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$1,053,166		$552,214	$22,691

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60%	0.60	%(d)
Net Investment Income to Average Net Assets	1.74	%(d)	1.70%	1.55	%(d)
Portfolio Turnover Rate (6)	23	%(c)	28%	27	%(c)

(a)	Commencement of operations on May 15, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer US Export Leaders ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Period Ended April 30, 2019(a)
Net Asset Value, Beginning of Period	$25.15		$25.97	$24.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.08		0.16	0.09
Net Realized and Unrealized Gain (Loss) on Investments (f)	4.83		(0.82)	0.98
Total from Investment Operations	4.91		(0.66)	1.07

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.08)		(0.16)	(0.08)
Total Distributions	(0.08)		(0.16)	(0.08)
Net Asset Value, End of Period	$29.98		$25.15	$25.97
Total Return	19.58	%(c)	-2.53%	4.33	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$1,499		$1,257	$1,298

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60%	0.60	%(d)
Net Investment Income to Average Net Assets	0.53	%(d)	0.61%	0.50	%(d)
Portfolio Turnover Rate (e)	71	%(c)	79%	55	%(c)

(a)	Commencement of operations on July 23, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Period Ended April 30, 2019(a)
Net Asset Value, Beginning of Period	$25.23		$28.16	$25.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.15		0.50	0.25
Net Realized and Unrealized Gain (Loss) on Investments (g)	1.48		(3.00)	3.11
Total from Investment Operations	1.63		(2.50)	3.36

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.13)		(0.43)	(0.21)
Total Distributions	(0.13)		(0.43)	(0.21)
Net Asset Value, End of Period	$26.73		$25.23	$28.16
Total Return	6.49	%(c)	-8.80%	13.67	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$50,793		$60,554	$7,040

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60%	0.60	%(d)
Net Investment Income to Average Net Assets	1.08	%(d)	1.75%	1.23	%(d)
Portfolio Turnover Rate (e)	96	%(c)	225%	262	%(c)

(a)	Commencement of operations on July 23, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)	Total Return was calculated using the traded NAV due to the rebalancing of the portfolio at April 30, 2019.
(g)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows Growth ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2020 (Unaudited)		For the Period Ended April 30, 2020(a)
Net Asset Value, Beginning of Period	$22.89		$24.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.14		0.28
Net Realized and Unrealized Gain (Loss) on Investments (f)	4.33		(1.90)
Total from Investment Operations	4.47		(1.62)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.14)		(0.27)
Total Distributions	(0.14)		(0.27)
Net Asset Value, End of Period	$27.22		$22.89
Total Return	19.56	%(c)	-6.52	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$1,361		$1,144

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60	%(d)
Net Investment Income to Average Net Assets	1.07	%(d)	1.16	%(d)
Portfolio Turnover Rate (e)	68	%(c)	166	%(c)

(a)	Commencement of operations on May 2, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2020 (Unaudited)		For the Period Ended April 30, 2020(a)
Net Asset Value, Beginning of Period	$23.42		$24.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.04		0.32
Net Realized and Unrealized Gain (Loss) on Investments (f)	(1.48)		(1.55)
Total from Investment Operations	(1.44)		(1.23)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.26)
Total Distributions	—		(0.26)
Net Asset Value, End of Period	$21.98		$23.42
Total Return	-6.15	%(c)	-5.08	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$107,683		$151,038

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(d)	0.65	%(d)
Net Investment Income to Average Net Assets	0.31	%(d)	1.26	%(d)
Portfolio Turnover Rate (e)	173	%(c)	39	%(c)

(a)	Commencement of operations on May 2, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Emerging Markets Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2020 (Unaudited)		For the Period Ended April 30, 2020(a)
Net Asset Value, Beginning of Period	$19.11		$24.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.47		1.05
Net Realized and Unrealized Gain (Loss) on Investments (f)	0.64		(4.81)
Total from Investment Operations	1.11		(3.76)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.76)		(2.08)
Total Distributions	(0.76)		(2.08)
Net Asset Value, End of Period	$19.46		$19.11
Total Return	5.50	%(c)	-16.76	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$1,946		$956

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.70	%(d)	0.70	%(d)
Net Investment Income to Average Net Assets	4.59	%(d)	4.43	%(d)
Portfolio Turnover Rate (e)	31	%(c)	144	%(c)

(a)	Commencement of operations on May 2, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot Fund of Funds ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2020 (Unaudited)		For the Period Ended April 30, 2020(a)
Net Asset Value, Beginning of Period	$23.81		$25.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)(c)	(0.02)		0.26
Net Realized and Unrealized Gain (Loss) on Investments (h)	1.11		(1.59)
Total from Investment Operations	1.09		(1.33)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.25)
Total Distributions	—		(0.25)
Net Asset Value, End of Period	$24.90		$23.81
Total Return	4.60	%(d)	-5.37	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$32,373		$27,378

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (f)	0.15	%(e)	0.15	%(e)
Net Investment Income to Average Net Assets (f)	-0.15	%(e)	1.03	%(e)
Portfolio Turnover Rate (g)	30	%(d)	6	%(d)

(a)	Commencement of operations on May 3, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)

Recognition of net investment income by the Fund is affected by the timing of the delcaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include the net investment income of the underlying companies in which the Fund invests.

(d)	Not annualized
(e)	Annualized
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Excluded impact of in-kind transactions
(h)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Cash Cows Fund of Funds ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2020 (Unaudited)		For the Period Ended April 30, 2020(a)
Net Asset Value, Beginning of Period	$20.83		$25.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)(c)	0.33		0.53
Net Realized and Unrealized Gain (Loss) on Investments (h)	2.17		(4.46)
Total from Investment Operations	2.50		(3.93)

LESS DISTRIBUTIONS:
Distributions from:
Net Investment Income	(0.28)		(0.55)
Return of Capital	—		(0.00	)(i)
Total Distributions	(0.28)		(0.55)
Net Asset Value, End of Period	$23.05		$20.83
Total Return	11.99	%(d)	-15.71	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$1,152		$1,041

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (f)	0.15	%(e)	0.15	%(e)
Net Investment Income (Loss) to Average Net Assets (f)	2.82	%(e)	2.27	%(e)
Portfolio Turnover Rate (g)	5	%(d)	2	%(d)

(a)	Commencement of operations on May 3, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)

Recognition of net investment income by the Fund is affected by the timing of the delcaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include the net investment income of the underlying companies in which the Fund invests.

(d)	Not annualized
(e)	Annualized
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Excluded impact of in-kind transactions
(h)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(i)	Less than $0.005

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot US Bond ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2020 (Unaudited)		For the Period Ended April 30, 2020(a)
Net Asset Value, Beginning of Period	$25.77		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.52		0.33
Net Realized and Unrealized Gain on Investments (f)	0.17		0.72
Total from Investment Operations	0.69		1.05

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.28)		(0.28)
Total Distributions	(0.28)		(0.28)
Net Asset Value, End of Period	$26.18		$25.77
Total Return	2.69	%(c)	4.24	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$314,170		$144,327

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60	%(d)
Net Investment Income to Average Net Assets	3.97	%(d)	2.47	%(d)
Portfolio Turnover Rate (e)	78	%(c)	131	%(c)

(a)	Commencement of operations on October 22, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer CSOP FTSE China A50 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2020 (Unaudited)		For the Period Ended April 30, 2020 (a)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
Net Asset Value, Beginning of Period	$16.18		$16.85		$15.30	$16.74	$13.34	$15.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.37		(0.07)		0.31	0.31	0.23	0.13
Net Realized and Unrealized Gain (Loss) on Investments (f)	3.72		0.15		1.48	(0.59)	3.32	0.50
Total from Investment Operations	4.09		0.08		1.79	(0.28)	3.55	0.63

LESS DISTRIBUTIONS:
Distributions from:
Net Investment Income	0.12		(0.71)		(0.24)	(1.16)	(0.15)	(2.38)
Return of Capital	(0.12)		(0.04)		—	—	—	—
Total Distributions	—		(0.75)		(0.24)	(1.16)	(0.15)	(2.38)
Net Asset Value, End of Period	$20.27		$16.18		$16.85	$15.30	$16.74	$13.34
Total Return	25.33	%(c)	0.14	%(c)	12.05%	-2.34%	26.94%	3.07%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$9,242		$8,992		$12,740	$9,269	$6,793	$6,082

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (Before Advisory Fees Waived)	0.70	%(d)	0.70	%(d)	0.70%	0.70%	0.70%	0.70%
Expenses to Average Net Assets (After Advisory Fees Waived)	0.70	%(d)	0.70	%(d)	0.70%	0.70%	0.70%	0.69%
Net Investment Income (Loss) to Average Net Assets	4.05	%(d)	-0.66	%(d)	1.97%	1.84%	1.57%	0.95%
Portfolio Turnover Rate (e)	9	%(c)	193	%(c)	45%	20%	34%	410%

(a)	For the period October 1, 2019 to April 30, 2020. See Note 1.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer BioThreat Strategy ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2020(a) (Unaudited)
Net Asset Value, Beginning of Period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.05
Net Realized and Unrealized Gain on Investments (f)	1.74
Total from Investment Operations	1.79

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.05)
Total Distributions	(0.05)
Net Asset Value, End of Period	$26.74
Total Return	9.31	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$5,349

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.70	%(d)
Net Investment Income to Average Net Assets	0.54	%(d)
Portfolio Turnover Rate (e)	0	%(c)(g)

(a)	Commencement of operations on June 24, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(g)	Less than 0.5%

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Alternator ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2020(a) (Unaudited)
Net Asset Value, Beginning of Period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.12
Net Realized and Unrealized Gain (Loss) on Investments (f)	(0.75)
Total from Investment Operations	(0.63)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.09)
Total Distributions	(0.09)
Net Asset Value, End of Period	$24.28
Total Return	3.35	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$55,849

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)
Net Investment Income to Average Net Assets	1.37	%(d)
Portfolio Turnover Rate (e)	108	%(c)

(a)	Commencement of operations on June 24, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Midcap Multi-Factor Alternator ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2020(a) (Unaudited)
Net Asset Value, Beginning of Period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.02
Net Realized and Unrealized Gain on Investments (f)	2.18
Total from Investment Operations	2.20

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.02)
Total Distributions	(0.02)
Net Asset Value, End of Period	$27.18
Total Return	14.08	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$14,948

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)
Net Investment Income to Average Net Assets	0.19	%(d)
Portfolio Turnover Rate (e)	72	%(c)

(a)	Commencement of operations on June 24, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2020(a) (Unaudited)
Net Asset Value, Beginning of Period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.05
Net Realized and Unrealized Gain on Investments (f)	1.84
Total from Investment Operations	1.89

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.04)
Total Distributions	(0.04)
Net Asset Value, End of Period	$26.85
Total Return	10.13	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$13,427

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)
Net Investment Income to Average Net Assets	0.51	%(d)
Portfolio Turnover Rate (e)	21	%(c)

(a)	Commencement of operations on June 24, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

Pacer Funds Trust (the “Trust”), a Delaware statutory trust organized on August 12, 2014. USAI, SLT, and LSLT’s fiscal year end is October 31st and as such are not included in these financial statements. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The trust currently consists of multiple operational series, of which are covered in this report, individually the (“Fund”) or collectively the (“Funds”):

Name	Ticker	Commencement of Operations
Pacer Trendpilot ® US Large Cap ETF	PTLC	June 11, 2015
Pacer Trendpilot ® US Mid Cap ETF	PTMC	June 11, 2015
Pacer Trendpilot ® 100 ETF	PTNQ	June 11, 2015
Pacer Trendpilot ® European Index ETF	PTEU	December 14, 2015
Pacer Global Cash Cows Dividend ETF	GCOW	February 22, 2016
Pacer US Cash Cows 100 ETF	COWZ	December 16, 2016
Pacer US Small Cap Cash Cows 100 ETF	CALF	June 16, 2017
Pacer Developed Markets International Cash Cows 100 ETF	ICOW	June 16, 2017
Pacer WealthShield ETF	PWS	December 11, 2017
Pacer Military Times Best Employers ETF	VETS	April 9, 2018
Pacer Benchmark Industrial Real Estate SCTRSM ETF	INDS	May 14, 2018
Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF	SRVR	May 15, 2018
Pacer US Export Leaders ETF	PEXL	July 23, 2018
Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index ETF	SZNE	July 23, 2018
Pacer US Cash Cows Growth ETF	BUL	May 2, 2019
Pacer Trendpilot ® International ETF	PTIN	May 2, 2019
Pacer Emerging Markets Cash Cows 100 ETF	ECOW	May 2, 2019
Pacer Trendpilot ® Fund of Funds ETF	TRND	May 3, 2019
Pacer Cash Cows Fund of Funds ETF	HERD	May 3, 2019
Pacer Trendpilot ® US Bond ETF	PTBD	October 22, 2019
Pacer American Energy Independence ETF	USAI	December 12, 2017
Pacer CSOP FTSE China A50 ETF	AFTY	March 10, 2015
Pacer BioThreat Strategy ETF	VIRS	June 24, 2020
Pacer Lunt Large Cap Alternator ETF	ALTL	June 24, 2020
Pacer Lunt Midcap Multi-Factor Alternator ETF	PAMC	June 24, 2020
Pacer Lunt Large Cap Multi-Factor Alternator ETF	PALC	June 24, 2020
Pacer Salt High truBeta US Market ETF	SLT	May 15, 2018
Pacer Salt Low truBeta US Market ETF	LSLT	March 12, 2019

The investment objectives of the Funds are to seek to track the total return performance, before fees and expenses, of the Pacer Trendpilot® US Large Cap Index, the Pacer Trendpilot® US Mid-Cap Index, the Pacer NASDAQ-100 Trendpilot® Index, the Pacer Trendpilot® European Index, the Pacer Global Cash Cows High Dividends 100 Index, the Pacer US Cash Cows 100 Index, the Pacer US Small Cap Cash Cows Index, the Pacer Developed Markets International Cash Cows 100 Index, the Pacer WealthShield Index, the Military Times Best for VETSSM Index, the Benchmark Retail Real Estate SCTRSM Index, the Benchmark Industrial Real Estate SCTRSM Index, the Benchmark Data & Infrastructure Real Estate SCTRSM Index, the US Export Leaders Index, the Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index, the Pacer US Cash Cows Growth Index, the Pacer Trendpilot® International Index, the Pacer Emerging Markets Cash Cows 100 Index, Pacer Trendpilot® Fund of Funds Index, the Pacer US Cash Cows Growth Index, the Pacer Trendpilot® US Bond Index, FTSE China A50 Net Total Return Index, LifeSci BioThreat Strategy Index, Lunt Capital U.S. Large Cap Equity Rotation Index, Lunt Capital U.S. MidCap Multi-Factor Rotation Index, and the Lunt Capital U.S. Large Cap Multi-Factor Rotation Index, respectively. Each of the Funds are non-diversfied series of the Trust except for PTLC, PTMC, PTEU, GCOW, PEXL, COWZ, CALF and ICOW.

AFTY is the successor in interest to CSOP FTSE China A50 ETF (the “Predecessor Fund”) having the same investment objective that was included as a series of another investment company, CSOP ETF Trust, and advised by AFTY’s investment adviser at the time and current sub-adviser, CSOP Asset Management Limited (“CSOP).On January 21, 2020, the shareholders of the Predecessor Fund approved the tax-free reorganization of the Predecessor Fund with and into Pacer CSOP FTSE China A50 ETF, and effective as of the close of business on

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

January 22, 2020, the assets and liabilities of the Predecessor Fund were transferred to the Trust in exchange for shares of Pacer CSOP FTSE China A50 ETF. For financial reporting purposes, assets received, and shares issued by AFTY were recorded at fair value; however, Chinese regulations prohibited free of payment (i.e., in-kind) transfers of China A shares and required that all securities be crossed on an exchange against local currency. These constraints prevented the Predecessor Fund from directly transferring the securities within its portfolio to AFTY. The Predecessor Fund sold all of its assets and transferred the proceeds to AFTY, at which time AFTY used the transferred proceeds to repurchase the same or similar securities to those sold by the Predecessor Fund. The Predecessor Fund recognized taxable gain on the sale of its assets; however, AFTY also expects to use its capital loss carryforwards to offset any gain recognized from the selling of its assets. Accordingly, neither the Predecessor Fund nor AFTY expects to make a capital gain distribution solely because of the reorganization. While the Predecessor Fund may also realize losses on the sale of its assets, to the extent AFTY repurchased (or entered into a contract to or option to repurchase) the same shares of stock or securities within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of such securities) any losses by the Predecessor Fund have been disallowed under the “wash sales” rule. Such losses will be reflected in an adjustment to the basis of the securities acquired by AFTY. Costs incurred by AFTY in connection with the reorganization were paid by the Sub-Adviser. The fiscal year end of the Predecessor Fund was September 30. The reporting period covered by this annual report for AFTY is October 1, 2019 through April 30, 2020.Operations prior to January 22, 2020 were for the Predecessor Fund. The net assets were $13,150,293, including ($3,630,464) of net unrealized depreciation, ($1,198,629) of undistributed (accumulated) net investment income, and ($3,267,672) of undistributed (accumulated) net realized loss and shares outstanding were 755,882, all of which were transferred into the Trust at NAV at the close of business on January 22, 2020.

The primary purpose of the reorganization was to move the existing Fund from its existing trust to another trust, which the Pacer Advisors, Inc.(the “Adviser”) believed would allow the Fund to become part of a series of a stable fund family with a consistent Adviser across all funds in the Trust. Shareholders are expected to benefit accordingly and to enjoy an improvement in the level and quality of services provided to them and the Fund. During the fiscal year ended April 30, 2020, the Fund accepted a cash contribution of $25,686 to reimburse the Fund for securities transactions related to the reorganization.

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”) with the exceptions of VETS, ECOW, and HERD, which is listed and traded on the Nasdaq Stock Market LLC (“Nasdaq”) and INDS, SRVR, PEXL, SZNE, BUL, PTIN, TRND, PTBD, AFTY, ALTL, PAMC, and PALC which are listed and traded on the NYSE Arca, Inc. (“NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 50,000 shares except PTBD which generally consist of 100,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Prior to January 23, 2020, ALPS Distributors, Inc. acted as the principal underwriter for AFTY. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of Shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. PTLC charges $500, PTMC charges $500, PTNQ charges $250, PTEU charges $2,000, GCOW charges $1,500, COWZ charges $250, CALF charges $250, ICOW charges $1,500, PWS charges $500, VETS charges $250, INDS charges $250, RTL charges $250, SRVR charges $250, PEXL charges $250, SZNE charges $500, BUL charges $250, PTIN charges $8,000, ECOW charges $1,750, HERD charges $250, TRND charges $250, PTBD charges $500, AFTY charges $250, VIRS charges $250, ALTL charges $250, PAMC charges $250, and PALC charges $250 for the standard fixed creation fee, payable to the Custodian. For the PTLC, PTMC, PTNQ, PTEU, and PTIN, the standard fixed creation transaction fee is $200 when the Deposit Securities include only U.S. Treasury bills. For PTBD, the standard fixed creation transaction fee is $250 when the Deposit Securities include only U.S. Treasury bills. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction for the Funds, except AFTY which may charge up to a maximum of 8% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2020:

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

PTLC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$1,723,369,354	$—	$—	$—	$1,723,369,354
Real Estate Investment Trusts	45,136,016	—	—	—	45,136,016
Short-Term Investments	3,088,702	—	—	—	3,088,702
Investments Purchased with Proceeds from Securities Lending	—	—	—	46,975,266	46,975,266
Total Investments in Securities	$1,771,594,072	$—	$—	$46,975,266	$1,818,569,338

^ See Schedule of Investments for industry breakouts.

PTMC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$349,251,460	$—	$—	$—	$349,251,460
Real Estate Investment Trusts	32,866,651	—	—	—	32,866,651
Short-Term Investments	585,077	—	—	—	585,077
Investments Purchased with Proceeds from Securities Lending	—	—	—	87,061,332	87,061,332
Total Investments in Securities	$382,703,188	$—	$—	$87,061,332	$469,764,520

^ See Schedule of Investments for industry breakouts.

PTNQ

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$377,884,741	$—	$—	$—	$377,884,741
Short-Term Investments	5,243,030	399,939,976	—	—	405,183,006
Investments Purchased with Proceeds from Securities Lending	—	—	—	4,601,812	4,601,812
Total Investments in Securities	$383,127,771	$399,939,976	$—	$4,601,812	$787,669,559

^ See Schedule of Investments for industry breakouts.

PTEU

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$53,555,418	$—	$7,038	$—	$53,562,456
Preferred Stocks	933,073	—	—	—	933,073
Real Estate Investment Trusts	297,589	—	—	—	297,589
Short-Term Investments	108,392	—	—	—	108,392
Investments Purchased with Proceeds from Securities Lending	—	—	—	7,021,988	7,021,988
Total Investments in Securities	$54,894,472	$—	$7,038	$7,021,988	$61,923,498

^ See Schedule of Investments for industry breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 4/30/2020	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/20
Common Stocks	$ 6,622	$ —	$ 416	$ —	$ —	$ —	$ —	$ 7,038

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 10/31/2020	Valuation Techniques	Unobservable Input	Impact to valuation from an increase to input
Common Stocks	$7,038	Last Trade Price	Stale Data	5.26 EUR

*	Table presents information for one security, which has been valued at 5.26 EUR throughout the period.

For the period ended October 31, 2020, the Fund did not recognize any transfers to or from Level 3.

GCOW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$102,967,314	$—	$—	$—	$102,967,314
Real Estate Investment Trusts	6,515,991	—	—	—	6,515,991
Short-Term Investments	191,879	—	—	—	191,879
Investments Purchased with Proceeds from Securities Lending	—	—	—	18,210,715	18,210,715
Total Investments in Securities	$109,675,184	$—	$—	$18,210,715	$127,885,899

^ See Schedule of Investments for country breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

GCOW(a)	Balance as of 4/30/2019	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Out of Level 3	Transfers Into Level 3	Balance as of 10/31/20
Real Estate Investment Trusts	$ —	$ (399)	$ (25,462)	$ 247,791	$ (18,659)	$ —	$ —	$ 203,271

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

GCOW	Fair Value as of 10/31/2020	Valuation Techniques	Unobservable Input	Impact to valuation from an increase to input
Common Stocks	$203,271	Last Trade Price	Stale Data	1.5046 SGD

*	Table presents information for one security, which has been valued at 1.5046 SGD throughout the period.

COWZ

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$191,021,874	$—	$—	$—	$191,021,874
Preferred Stocks	645,242	—	—	—	645,242
Real Estate Investment Trusts	4,717,870	—	—	—	4,717,870
Short-Term Investments	553,012	—	—	—	553,012
Investments Purchased with Proceeds from Securities Lending	—	—	—	20,197,179	20,197,179
Total Investments in Securities	$196,937,998	$—	$—	$20,197,179	$217,135,177

^ See Schedule of Investments for industry breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

CALF

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$34,793,215	$—	$—	$—	$34,793,215
Real Estate Investment Trusts	474,610	—	—	—	474,610
Short-Term Investments	70,885	—	—	—	70,885
Investments Purchased with Proceeds from Securities Lending	—	—	—	1,235,495	1,235,495
Total Investments in Securities	$35,338,710	$—	$—	$1,235,495	$36,574,205

^ See Schedule of Investments for industry breakouts.

ICOW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$12,068,548	$—	$—	$—	$12,068,548
Contingent Value Rights	23,816	—	—	—	23,816
Preferred Stocks	184,718	—	—	—	184,718
Real Estate Investment Trusts	84,644	—	—	—	84,644
Short-Term Investments	11,581	—	—	—	11,581
Investments Purchased with Proceeds from Securities Lending	—	—	—	1,678,843	1,678,843
Total Investments in Securities	$12,373,307	$—	$—	$1,678,843	$14,052,150

^ See Schedule of Investments for country breakouts.

PWS

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$48,571,826	$—	$—	$—	$48,571,826
Contingent Value Rights	—	—	2,886	—	2,886
Short-Term Investments	237,768	—	—	—	237,768
Investments Purchased with Proceeds from Securities Lending	—	—	—	6,631,208	6,631,208
Total Investments in Securities	$48,809,594	$—	$2,886	$6,631,208	$55,443,688

^ See Schedule of Investments for industry breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PWS(a)	Balance as of 4/30/2020	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Corporate Action	Transfers Out of Level 3	Transfers Into Level 3	Balance as of 10/31/20
Common Stocks	$ 2,886	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ 2,886

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PWS	Fair Value as of 10/31/2020	Valuation Techniques	Unobservable Input	Impact to valuation from an increase to input
Common Stocks	$2,886	Acquisition Price	Stale Data	$0.46

*	Table presents information for one security, which has been valued at $0.46 throughout the period.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

VETS

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$1,443,179	$—	$—	$—	$1,443,179
Short-Term Investments	8,034	—	—	—	8,034
Total Investments in Securities	$1,451,213	$—	$—	$—	$1,451,213

^ See Schedule of Investments for industry breakouts.

INDS

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value		Total
Common Stocks	$2,126,403	$—	$—	$		$2,126,403
Real Estate Investment Trusts	111,465,594	—	—		—	111,465,594
Short-Term Investments	321,213	—	—		—	321,213
Investments Purchased with Proceeds from Securities Lending	—	—	—		20,663,664	20,663,664
Total Investments in Securities	$113,913,210	$—	$—		$20,663,664	$134,576,874

^ See Schedule of Investments for industry breakouts.

SRVR

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$231,008,839	$—	$—	$—	$231,008,839
Real Estate Investment Trusts	819,328,839	—	—	—	819,328,839
Short-Term Investments	3,319,926	—	—	—	3,319,926
Investments Purchased with Proceeds from Securities Lending	—	—	—	108,852,982	108,852,982
Total Investments in Securities	$1,053,657,604	$—	$—	$—	$1,162,510,586

^ See Schedule of Investments for industry breakouts.

PEXL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$1,481,018	$—	$—	$—	$1,481,018
Real Estate Investment Trusts	13,731	—	—	—	13,731
Short-Term Investments	4,431	—	—	—	4,431
Total Investments in Securities	$1,499,180	$—	$—	$—	$1,499,180

^ See Schedule of Investments for industry breakouts.

SZNE

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$50,571,030	$—	$—	$—	$50,571,030
Short-Term Investments	67,716	—	—	—	67,716
Total Investments in Securities	$50,638,746	$—	$—	$—	$50,638,746

^ See Schedule of Investments for industry breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

BUL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$1,354,036	$—	$—	$—	$1,354,036
Short-Term Investments	7,123	—	—	—	7,123
Total Investments in Securities	$1,361,159	$—	$—	$—	$1,361,159

^ See Schedule of Investments for industry breakouts.

PTIN

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$100,251,145	$—	$2,105	$—	$100,253,250
Exchange Traded Funds	5,488,204	—	—	—	5,488,204
Preferred Stocks	392,957	—	—	—	392,957
Real Estate Investment Trusts	1,163,401	—	—	—	1,163,401
Short-Term Investments	23,348	—	—	—	23,348
Total Investments in Securities	$107,319,055	$—	$2,105	$—	$107,321,160

^ See Schedule of Investments for country breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PTIN(a)	Balance as of 4/30/2020	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Corporate Action	Transfers Out of Level 3	Transfers Into Level 3	Balance as of 10/31/20
Common Stocks	$ —	$ —	$ —	$ —	$ —	$ 2,105	$ —	$ —	$ 2,105

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PTIN	Fair Value as of 10/31/2020	Valuation Techniques	Unobservable Input	Impact to valuation from an increase to input
Common Stocks	$2,105	Corporate Action Details	Corporate Action Details	8.29 CAD

*	Table presents information for one security, which has been valued at 8.29 CAD throughout the period.

ECOW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$1,811,452	$—	$—	$—	$1,811,452
Preferred Stocks	97,700	—	—	—	97,700
Exchange Traded Funds	27,187	—	—	—	27,187
Short-Term Investments	3,820	—	—	—	3,820
Total Investments in Securities	$1,940,159	$—	$—	$—	$1,940,159

^ See Schedule of Investments for country breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

HERD

Description	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Affiliated Exchange Traded Funds	$1,152,254	$—	$—	$—	$1,152,254
Short-Term Investments	329	—	—	—	329
Total Investments in Securities	$1,152,583	$—	$—	$—	$1,152,583

TRND

Description	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Affiliated Exchange Traded Funds	$32,352,910	$—	$—	$—	$32,352,910
Short-Term Investments	24,202	—	—	—	24,202
Total Investments in Securities	$32,377,112	$—	$—	$—	$32,377,112

PTBD

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Corporate Bonds	$—	$309,172,032	$—	$—	$309,172,032
Short-Term Investments	68,880	—	—	—	68,880
Total Investments in Securities	$68,880	$309,172,032	$—	$—	$309,240,912

^ See Schedule of Investments for industry breakouts.

AFTY

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$9,195,942	$—	$—	$—	$9,195,942
Short-Term Investments	45,616	—	—	—	45,616
Total Investments in Securities	$9,241,558	$—	$—	$—	$9,241,558

^ See Schedule of Investments for industry breakouts.

VIRS

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$5,344,369	$—	$—	$—	$5,344,369
Short-Term Investments	4,339	—	—	—	4,339
Total Investments in Securities	$5,348,708	$—	$—	$—	$5,348,708

^ See Schedule of Investments for industry breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

ALTL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$53,930,184	$—	$—	$—	$53,930,184
Real Estate Investment Trusts	1,750,913	—	—	—	1,750,913
Short-Term Investments	71,665	—	—	—	71,665
Total Investments in Securities	$55,752,762	$—	$—	$—	$55,752,762

^ See Schedule of Investments for industry breakouts.

PAMC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$14,198,536	$—	$—	$—	$14,198,536
Real Estate Investment Trusts	709,212	—	—	—	709,212
Short-Term Investments	45,714	—	—	—	45,714
Total Investments in Securities	$14,953,462	$—	$—	$—	$14,953,462

^ See Schedule of Investments for industry breakouts.

PALC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$12,829,608	$—	$—	$—	$12,829,608
Real Estate Investment Trusts	574,699	—	—	—	574,699
Short-Term Investments	19,122	—	—	—	19,122
Total Investments in Securities	$13,423,429	$—	$—	$—	$13,423,429

^ See Schedule of Investments for industry breakouts.

During the period ended October 31, 2020, the Funds did not recognize any transfers to or from Level 3.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Federal Income Taxes. The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal period/year ended April 30, 2020, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period/year ended April 30, 2020, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. Management has analyzed each of the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2017-2019) or expected to be taken in each of the Fund’s 2020 tax returns. During the year/period ended April 30, 2020, the Funds did not incur any interest or penalties.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income for the PTLC, PTMC, PTNQ, PTEU, PTIN, TRND, and AFTY, are declared and paid on an annual basis. The GCOW, COWZ, CALF, ICOW, PWS, VETS, PEXL, INDS, SRVR, SZNE, BUL, ECOW, HERD, PTBD, VIRS, ALTL, PAMC and PALC are declared and paid on a quarterly basis. The net realized gains on securities normally are declared and paid on an annual basis for all Funds. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the Cboe, Nasdaq and/or New York’s Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

I.

Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period/year ended April 30, 2020, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid In Capital
PTLC	$(146,749,396)	$146,749,396
PTMC	(15,413,212)	15,413,212
PTNQ	(18,103,919)	18,103,919
PTEU	(7,513,275)	7,513,275
GCOW	(4,967,660)	4,967,660
COWZ	(16,682,090)	16,682,090
CALF	(1,752,977)	1,752,977
ICOW	(1,263,971)	1,263,971
PWS	(3,271,211)	3,271,211
VETS	(327,505)	327,505
INDS	(236,208)	236,208
SRVR	(3,025,386)	3,025,386
PEXL	(239,319)	239,319
SZNE	3,476,053	(3,476,053)
BUL	(247,111)	247,111

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

	Distributable Earnings (Accumulated Deficit)	Paid In Capital
PTIN	$(2,884,127)	$2,884,127
ECOW	(132,260)	132,260
HERD	4,200	(4,200)
TRND	—	—
PTBD	(123,509)	123,509
AFTY	28,865	(28,865)

During the fiscal year/period ended April 30, 2020, the Funds’ realized the following net capital gains/(losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in-capital.

PTLC	$152,994,042
PTMC	32,298,842
PTNQ	19,066,067
PTEU	7,519,816
GCOW	6,216,192
COWZ	20,338,001
CALF	2,844,207
ICOW	1,547,891
PWS	3,274,584
VETS	328,018
INDS	222,076
SRVR	3,031,680
PEXL	287,024
SZNE	(3,441,334)
BUL	286,571
PTIN	2,874,669
ECOW	178,277
HERD	(4,200)
TRND	—
PTBD	131,641
AFTY	—

VIRS, ALTL, PAMC AND PALC commenced operations after April 30, 2020.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Pacer Advisors, Inc. (“the Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, PTLC pays the Adviser 0.60%, PTMC pays the Adviser 0.60%, PTNQ pays the Adviser 0.65%, PTEU pays the Adviser 0.65%, GCOW pays the Adviser 0.60%, COWZ pays the Adviser 0.49%, CALF pays the Adviser 0.59%, ICOW pays the Adviser 0.65%, PWS pays the Adviser 0.60%, VETS pays the Adviser 0.60%, INDS pays the Adviser 0.60%, RTL pays the Adviser 0.60%, SRVR pays the Adviser 0.60%, PEXL pays the Adviser 0.60%, SZNE pays the Adviser 0.60%, BUL pays the Adviser 0.60%, PTIN pays the Adviser 0.65%, ECOW pays the Adviser 0.70%, HERD pays the Adviser 0.15%, TRND pays the Adviser 0.15%, PTBD pays the Adviser 0.60%, AFTY pays the Adviser 0.70%, VIRS pays the advisor 0.70%, ALTL pays the advisor 0.60%, PAMC pays the advisor 0.60%, and PALC pays the advisor 0.60% at an annual rate based on each Fund’s average daily net assets.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Vident Investment Advisory, LLC (“Vident”) serves as the sub-adviser to PTBD and CSOP serves as the sub-adviser to AFTY. Each sub-adviser has responsibility for selecting and continuously monitoring the Fund’s investments. Sub-Advisory fees earned by Vident and CSOP are paid by the Adviser.

Pursuant to a Sub-Advisory Agreement between the Adviser and CSOP (the “Sub-Advisory Agreement”), CSOP is responsible for trading portfolio securities on behalf of AFTY, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of AFTY’s respective Index, subject to the supervision of the Adviser and the Board. For the services it provides to AFTY, CSOP is compensated by the Adviser from the management fees paid by AFTY to the Adviser.

Pursuant to a Sub-Advisory Agreement between the Adviser and VIA (the “Sub-Advisory Agreement”), VIA is responsible for trading portfolio securities on behalf of PTBD, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of PTBD’s respective Index, subject to the supervision of the Adviser and the Board. For the services it provides to PTBD, VIA is compensated by the Adviser from the management fees paid by PTBD to the Adviser.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the fiscal period ended October 31, 2020.

Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.

NOTE 4 – SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”) doing business as U.S. Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Funds.

Prior to January 23, 2020, Brown Brothers Harriman & Co. (“BBH) served as administrator and custodian for AFTY.

NOTE 5 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of October 31, 2020, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value (“NAV”) of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the period ended October 31, 2020, the Funds (excluding VETS, PEXL, SZNE, BUL, PTIN, ECOW, HERD, TRND, PTBD, AFTY, VIRS, ALTL, PAMC, and PALC) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

NOTE 6 – SECURED BORROWINGS

The following represents gross obligations for secured borrowings by remaining time to maturity as of October 31, 2020.

Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
PTLC	$46,975,266
PTMC	87,061,332
PTNQ	4,601,812
PTEU	7,021,988
GCOW	18,210,715
COWZ	20,197,179
CALF	1,235,495
ICOW	1,678,843
PWS	6,631,208
INDS	20,663,664
SRVR	108,852,982

*	Proceeds from securities lending (Investments Purchased with Proceeds from Securities Lending Collateral).

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 7 – OFFSETTING ASSETS AND LIABILITIES

The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of October 31, 2020:

Liabilities

				Gross Amounts Net Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
PTLC
Securities Lending	$46,975,266	$—	$46,975,266	$46,975,266	$—	$—
PTMC
Securities Lending	87,061,332	—	87,061,332	87,061,332	—	—
PTNQ
Securities Lending	4,601,812	—	4,601,812	4,601,812	—	—
PTEU
Securities Lending	7,021,988	—	7,021,988	7,021,988	—	—
GCOW
Securities Lending	18,210,715	—	18,210,715	18,210,715	—	—
COWZ
Securities Lending	20,197,179	—	20,197,179	20,197,179	—	—
CALF
Securities Lending	1,235,495	—	1,235,495	1,235,495	—	—
ICOW
Securities Lending	1,678,843	—	1,678,843	1,678,843	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

				Gross Amounts Net Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
PWS
Securities Lending	$6,631,208	$—	$6,631,208	$6,631,208	$—	$—
INDS
Securities Lending	20,663,664	—	20,663,664	20,663,664	—	—
SRVR
Securities Lending	108,852,982	—	108,852,982	108,852,982	—	—

NOTE 8 – INVESTMENT TRANSACTIONS

For the period ended October 31, 2020, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
PTLC	$2,339,433,854	$17,738,728
PTMC	946,043,980	472,519,468
PTNQ	18,412,086	425,328,914
PTEU	215,280,320	145,657,585
GCOW	44,667,703	44,726,801
COWZ	133,123,715	130,419,506
CALF	22,020,508	21,957,404
ICOW	5,371,299	5,951,338
PWS	63,914,547	64,231,169
VETS	737,099	738,249
INDS	5,375,242	3,832,303
SRVR	185,820,412	184,465,317
PEXL	1,006,238	1,068,233
SZNE	56,689,254	56,511,157
BUL	898,309	930,802
PTIN	289,875,190	152,709,289
ECOW	653,908	412,196
HERD	83,703	85,128
TRND	8,835,411	8,864,453
PTBD	212,738,109	163,651,644
AFTY	756,371	2,358,097
VIRS	—	838
ALTL	61,010,472	60,185,941
PAMC	9,545,888	9,475,050
PALC	2,622,007	2,585,382

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

For the period ended October 31, 2020, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
PTLC	$31,397,852	$724,610,300
PTMC	—	82,748,075
PTNQ	329,522,084	477,112,316
PTEU	—	5,323,002
GCOW	—	21,110,710
COWZ	67,909,410	78,600,890
CALF	28,354,684	10,971,751
ICOW	—	8,670,794
PWS	7,356,266	12,033,815
VETS	1,448,636	2,810,198
INDS	64,574,035	4,704,393
SRVR	640,667,702	134,330,019
PEXL	2,867,752	2,787,582
SZNE	19,906,536	33,479,050
BUL	2,689,808	2,639,392
PTIN	9,210,518	31,559,012
ECOW	739,954	—
HERD	1,092,052	1,181,680
TRND	8,783,518	4,905,867
PTBD	190,957,119	74,019,258
AFTY	—	—
VIRS	5,118,006	—
ALTL	96,350,545	43,024,477
PAMC	19,618,008	6,663,631
PALC	15,239,394	2,794,305

For the period ended October 31, 2020, long-term purchases and sales of U.S. Government Securities were as follows:

	Purchases	Sales
PWS	$1,341,275	$100,504,787
PTBD	82,431,390	410,850,269

During the fiscal year ended April 30, 2017, PTEU accepted a cash contribution in the amount of $409,837 to reimburse the Fund from prior securities transactions.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

NOTE 9 – TRANSACTIONS WITH AFFILIATED SECURITIES

The Pacer Cash Cows Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Cash Cows ETFs”). Each of the Cash Cows ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the applicable underlying index listed in the following table (collectively, the “Cash Cows Indexes”). Each Cash Cows Index uses an objective, rules-based methodology to provide exposure to companies with high free cash flow yields (commonly referred to as “cash cows”) selected from the applicable “Equity Universe” as indicated in the following table.

Weight	Cash Cows ETF	Cash Cows Index	Equity Universe
20%	Pacer US Cash Cows 100 ETF	Pacer US Cash Cows 100 ETF	Russell 1000 Index
20%	Pacer Global Cash Cows Dividend ETF	Pacer Global Cash Cows Dividend Index	FTSE Developed Large Cap Index
20%	Pacer US Small Cap Cash Cows 100 ETF	Pacer US Small Cap Cash Cows 100 Index	S&P Small Cap 600® Index
20%	Pacer US Cash Cows Growth ETF	Pacer US Cash Cows Growth Index	S&P 900® Pure Growth Index
20%	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Developed Markets International Cash Cows 100 Index	FTSE Developed ex US Index

HERD had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance May 1, 2020	Purchases	Sales	Balance October 31, 2020
BUL	9,353	9,353	10,219	8,487
CALF	10,472	10,472	11,667	9,277
COWZ	8,322	8,655	8,588	8,389
GCOW	8,196	10,220	8,803	9,613
ICOW	9,510	10,567	9,898	10,179

	Period Ended October 31, 2020
Security Name	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
BUL	$230,206	$2,586	$28,175	$37,368
CALF	233,651	1,032	36,731	46,161
COWZ	231,117	5,418	15,064	19,922
GCOW	227,540	11,686	(3,599)	(9,107)
ICOW	229,740	8,150	15,047	16,551
Total	$1,152,254	$28,873	$91,418	$110,896

The Pacer Trendpilot Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Trendpilot ETFs”). Each of the Trendpilot ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the underlying index listed in the following table (collectively, the “Trendpilot Indexes”). Each Trendpilot Index other than the Pacer Trendpilot US Bond Index (collectively, the “Trendpilot Equity Indexes”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the “Underlying Component” specified in the table below, (ii) 50% to the applicable Underlying Component and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Underlying Component and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for each Underlying Component is based on the total return version of such Underlying Component and reflects the reinvestment of dividends paid by the securities in such Underlying Component.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

The Pacer Trendpilot US Bond Index (the “Trendpilot Bond Index”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the S&P U.S. High Yield Corporate Bond Index, (ii) 50% to the S&P U.S. High Yield Corporate Bond Index and 50% to the S&P U.S. Treasury Bond 7-10 Year Index or (iii) 100% to S&P U.S. Treasury Bond 7-10 Year Index, depending on the value of the S&P U.S. High Yield Corporate Bond Index divided by the value of the S&P U.S.Treasury Bond 7-10 Year Index (the “Risk Ratio”).

Weight	Trendpilot ETF	Trendpilot Index	Equity Component
20%	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Large Cap Index	S&P 500® Index
20%	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® US Mid Cap Index	S&P MidCap 400® Index
20%	Pacer Trendpilot® 100 ETF	Pacer NASDAQ-100 Trendpilot® Index	NASDAQ-100® Index
20%	Pacer Trendpilot® International ETF	Pacer Trendpilot® International Index	S&P Developed Ex-US Large Cap Index
20%	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® US Bond Index	S&P U.S. High Yield Corporate Bond Index

TRND had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance May 1, 2020	Purchases	Sales	Balance October 31, 2020
PTBD	—	254,400	—	254,400
PTIN	457,345	191,729	357,270	291,804
PTLC	198,393	72,716	50,822	220,287
PTMC	188,916	84,151	43,840	229,227
PTNQ	156,725	42,089	64,238	134,576

	Period Ended October 31, 2020
Security Name	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
PTBD	$6,690,720	$—	$—	$(88,404)
PTIN	6,428,442	—	(700,960)	178,102
PTLC	6,335,454	—	(36,450)	388,590
PTMC	6,402,310	—	(9,280)	(71,875)
PTNQ	6,495,984	—	258,395	1,218,241
Total	$32,352,910	$—	$(488,295)	$1,624,655

NOTE 10 – TAX COST BASIS

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at April 30, 2020 were as follows:

	PTLC	PTMC	PTNQ	PTEU	GCOW
Tax cost of investments	$3,170,570,008	$702,799,261	$798,281,717	$117,923,023	$210,392,185
Gross tax unrealized appreciation	360,259	264,190	104,735,993	29,640	3,473,286
Gross tax unrealized depreciation	—	(2,037)	(64,112,907)	(19,792)	(44,165,970)
Net tax unrealized appreciation (depreciation)	360,259	262,153	40,623,086	9,848	(40,692,684)
Undistributed ordinary income	8,861,367	892,895	518,444	—	1,003,305
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	8,861,367	892,895	518,444	—	1,003,305
Other accumulated (loss)	(480,060,919)	(114,319,732)	(17,582,345)	(47,591,043)	(16,065,766)
Total accumulated gain (loss)	$(470,839,293)	$(113,164,684)	$23,559,185	$(47,581,195)	$(55,755,145)

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

	COWZ	CALF	ICOW	PWS	VETS
Tax cost of investments	$265,194,167	$20,965,531	$31,710,603	$62,185,260	$2,868,687
Gross tax unrealized appreciation	19,007,834	1,412,888	392,687	3,763,162	232,427
Gross tax unrealized depreciation	(38,546,481)	(4,162,523)	(7,035,962)	(19,021)	(329,962)
Net tax unrealized appreciation (depreciation)	(19,538,647)	(2,749,635)	(6,643,275)	3,744,141	(97,535)
Undistributed ordinary income	294,997	29,901	99,871	49,843	1,691
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	294,997	29,901	99,871	49,843	1,691
Other accumulated (loss)	(40,322,137)	(14,166,371)	(4,486,688)	(23,552,021)	(47,711)
Total accumulated gain (loss)	$(59,565,787)	$(16,886,105)	$(11,030,092)	$(19,758,037)	$(143,555)

	INDS	SRVR	PEXL	SZNE
Tax cost of investments	$52,780,742	$638,180,881	$1,316,565	$60,661,892
Gross tax unrealized appreciation	2,173,457	56,195,327	123,586	—
Gross tax unrealized depreciation	(4,569,744)	(28,202,324)	(182,761)	(6,989)
Net tax unrealized appreciation (depreciation)	(2,396,287)	27,993,003	(59,175)	(6,989)
Undistributed ordinary income	30,349	—	617	23,090
Undistributed long-term gain	—	—	—	—
Total distributable earnings	30,349	—	617	23,090
Other accumulated (loss)	(1,978,292)	(536,329)	(258,045)	(15,029,291)
Total accumulated gain (loss)	$(4,344,230)	$27,456,674	$(316,603)	$(15,013,190)

	BUL	PTIN	ECOW	HERD	TRND
Tax cost of investments	$1,219,620	$151,020,429	$1,194,453	$1,262,100	$28,517,104
Gross tax unrealized appreciation	96,071	38,733	48,677	2,904	360,438
Gross tax unrealized depreciation	(171,163)	(11,231)	(286,759)	(223,601)	(1,496,228)
Net tax unrealized appreciation (depreciation)	(75,092)	27,502	(238,082)	(220,697)	(1,135,790)
Undistributed ordinary income	324	227,453	13,585	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	324	227,453	13,585	—	—
Other accumulated (loss)	(205,376)	(12,612,233)	(41,058)	(4,717)	(6,020)
Total accumulated gain (loss)	$(280,144)	$(12,357,278)	$(265,555)	$(225,414)	$(1,141,810)

	PTBD	AFTY
Tax cost of investments	$140,301,610	$9,606,950
Gross tax unrealized appreciation	3,109,727	256,734
Gross tax unrealized depreciation	(54,156)	(872,569)
Net tax unrealized appreciation (depreciation)	3,055,571	(615,835)
Undistributed ordinary income	40,452	—
Undistributed long-term gain	—	—
Total distributable earnings	40,452	—
Other accumulated (loss)	(1,000,103)	(1,191,687)
Total accumulated gain (loss)	$2,095,920	$(1,807,522)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after April 30 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

At April 30, 2020, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
PTLC	$228,446,268	$251,614,651	Indefinite
PTMC	106,713,763	7,605,969	Indefinite
PTNQ	16,331,208	1,251,137	Indefinite
PTEU	38,573,148	8,767,332	Indefinite
GCOW	7,383,320	8,684,188	Indefinite
COWZ	26,797,213	13,524,924	Indefinite
CALF	10,982,976	3,183,395	Indefinite
ICOW	2,707,011	1,779,379	Indefinite
PWS	23,552,021	—	Indefinite
VETS	30,831	16,880	Indefinite
INDS	1,978,292	—	Indefinite
SRVR	536,329	—	Indefinite
PEXL	230,870	27,175	Indefinite
SZNE	15,029,291	—	Indefinite
BUL	205,376	—	Indefinite
PTIN	12,611,917	—	Indefinite
ECOW	39,967	—	Indefinite
HERD	4,717	—	Indefinite
TRND	—	—	Indefinite
PTBD	1,000,103	—	Indefinite
AFTY	1,166,967	—	Indefinite

AFTY utilized $2,385,684 of capital loss carryforward during the current period ended April 30, 2020.

At April 30, 2020, PTEU, TRND and AFTY deferred on a tax basis, a post-October capital loss of $232,971, $6,020 and $24,720, respectively. None of the Funds deferred on a tax bases late-year ordinary losses.

VIRS, ALTL, PAMC AND PALC commenced operations after April 30, 2020.

NOTE 11 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period ended October 31, 2020 was as follows:

	Ordinary Income	Capital Gains	Return of Capital
PTLC	$—	$—	$—
PTMC	—	—	—
PTNQ	—	—	—
PTEU	—	—	—
GCOW	3,355,878	—	—
COWZ	2,447,236	—	—
CALF	61,953	—	—
ICOW	228,419	—	—
PWS	171,898	—	—
VETS	12,671	—	—
INDS	666,033	—	—
SRVR	6,151,753	—	—
PEXL	4,150	—	—
SZNE	291,564	—	—
BUL	7,149	—	—
PTIN	—	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

	Ordinary Income	Capital Gains	Return of Capital
ECOW	$37,854	$—	$—
HERD	27,663	—	—
TRND	—	—	—
PTBD	2,676,642	—	—
AFTY	—	—	—
VIRS	9,690	—	—
ALTL	185,075	—	—
PAMC	9,666	—	—
PALC	17,940	—	—

The tax character of distributions paid by the Funds during the fiscal year/period ended April 30, 2020 was as follows:

	Ordinary Income	Capital Gains	Return of Capital
PTLC	$33,554,677	$—	$—
PTMC	8,738,254	—	—
PTNQ	3,044,420	—	—
PTEU	4,195,663	—	—
GCOW	8,770,455	—	—
COWZ	6,190,930	—	—
CALF	419,742	—	—
ICOW	1,009,491	—	—
PWS	1,151,877	—	—
VETS	52,852	—	—
INDS	656,033	6,106	—
SRVR	3,251,881	—	340,803
PEXL	7,790	—	—
SZNE	898,227	—	—
BUL	24,159	—	—
PTIN	1,060,524	—	—
ECOW	149,137	—	—
HERD	42,680	—	151
TRND	137,281	—	—
PTBD	913,550	—	—
AFTY	1,019,610	—	58,489

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

The tax character of distributions paid by the Funds during the fiscal year/period ended April 30, 2019 was as follows:

	Ordinary Income	Capital Gains	Return of Capital
PTLC	$14,704,858	$—	$—
PTMC	5,930,872	—	—
PTNQ	1,575,175	—	—
PTEU	2,870,463	—	—
GCOW	7,760,389	—	—
COWZ	2,630,630	—	—
CALF	329,410	—	—
ICOW	731,370	—	—
PWS	1,397,954	—	—
VETS	38,615	—	—
RTL	83,796	5,909	20,617
INDS	67,295	—	—
SRVR	89,513	1,372	37,487
PEXL	6,972	—	—
SZNE	29,474	—	—

The tax character of distributions paid by AFTY during the fiscal year ended September 30, 2019 was $183,318 of ordinary income.

The tax composition of distributions paid during the year ended September 30, 2019 for AFTY was as follows:

Ordinary Income	Capital Gains	Return of Capital
$183,318	$—	$—

The tax character of distributions paid by AFTY during the fiscal year ended September 30, 2019 was $183,318 of ordinary income.

VIRS, ALTL, PAMC AND PALC commenced operations after April 30, 2020.

NOTE 12 – NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the ASU 2018-13 and has decided to adopt the disclosure framework.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

NOTE 13 – SUBSEQUENT EVENT

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than below.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2020 (Unaudited) (Continued)

On December 18, 2020, the following Funds declared distributions from ordinary income to shareholders of record as of December 22, 2020, Payable December 28, 2020, as follows:

	Ordinary Income	Per Share Amount
PTLC	$20,840,884	$0.35233955
PTMC	$2,277,219	$0.17121949
PTNQ	$1,304,636	$0.08309784
PTEU	$—	$—
GCOW	$1,299,760	$0.29208090
COWZ	$1,802,041	$0.24685493
CALF	$229,967	$0.12103527
ICOW	$133,552	$0.24282182
PWS	$42,762	$0.02375667
VETS	$5,765	$0.11530000
INDS	$955,090	$0.25469067
SRVR	$4,215,854	$0.13845170
PEXL	$2,698	$0.05396000
SZNE	$186,305	$0.10070541
BUL	$2,279	$0.02279000
PTIN	$994,630	$0.20298572
ECOW	$1,402	$0.01402000
PTBD	$4,387,376	$0.28124206
AFTY	$154,929	$0.33984453
VIRS	$7,887	$0.03943500
ALTL	$232,769	$0.15017355
PAMC	$43,582	$0.07924000
PALC	$96,794	$0.17598910

On December 21, 2020, the following Funds declared distributions from ordinary income to shareholders of record as of December 23, 2020, Payable December 29, 2020, as follows:

	Ordinary Income	Per Share Amount
HERD	$8,077	$0.16154000
TRND	$245,087	$0.16902552

On December 22, 2020 the Adviser launched three new funds in the Pacer Funds Trust: Pacer Swan SOS Conservative (December) ETF, Pacer Swan SOS Flex (December) ETF, and Pacer Swan SOS Moderate (December) ETF.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which each Funds invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of each Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each other Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.PacerETFs.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year/period ended April 30, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 23%, as provided for by the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PTLC	97.51%
PTMC	75.77%
PTNQ	94.93%
PTEU	99.94%
GCOW	97.34%
COWZ	100.00%
CALF	100.00%
ICOW	100.00%
PWS	64.11%
VETS	100.00%
INDS	0.07%
SRVR	3.15%
PEXL	100.00%
SZNE	100.00%
BUL	100.00%
PTIN	100.00%
ECOW	45.09%
HERD	95.50%
TRND	93.23%
PTBD	0.00%
AFTY	94.27%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year/period ended April 30, 2020 was as follows:

PTLC	96.80%
PTMC	75.12%
PTNQ	93.34%
PTEU	0.00%
GCOW	26.86%
COWZ	100.00%
CALF	100.00%
ICOW	0.08%
PWS	62.64%
VETS	100.00%
INDS	0.00%
SRVR	1.52%
PEXL	100.00%
SZNE	100.00%
BUL	100.00%
PTIN	0.03%

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

ECOW	0.00%
HERD	0.00%
TRND	52.77%
PTBD	0.00%
AFTY	0.00%

Short Term Capital Gains

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each fund were as follows:

PTLC	0.00%
PTMC	0.00%
PTNQ	0.00%
PTEU	0.00%
GCOW	0.00%
COWZ	0.00%
CALF	0.00%
ICOW	0.00%
PWS	0.00%
VETS	0.00%
INDS	0.00%
SRVR	0.00%
PEXL	0.00%
SZNE	0.00%
BUL	0.00%
PTIN	0.00%
ECOW	0.00%
HERD	0.00%
TRND	4.34%
PTBD	0.00%
AFTY	0.00%

Foreign Tax Credit Pass Through

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year/period ended April 30, 2020. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Per Share
Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough
PTLC	$—	$—	$—	$—
PTMC	—	—	—	—
PTNQ	—	—	—	—
PTEU	508,255	508,255	0.13	0.13
GCOW	575,395	558,448	0.10	0.10
COWZ	—	—	—	—
CALF	—	—	—	—
ICOW	110,070	109,411	0.10	0.10
PWS	—	—	—	—

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Per Share
Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough
VETS	$—	$—	$—	$—
INDS	—	—	—	—
SRVR	—	—	—	—
PEXL	—	—	—	—
SZNE	—	—	—	—
BUL	—	—	—	—
PTIN	149,935	149,358	0.02	0.02
ECOW	18,857	18,786	0.19	0.19
HERD	1,853	1,853	0.04	0.04
TRND	5,580	5,580	0.01	0.01
PTBD	—	—	—	—
AFTY	—	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governements.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the website of the SEC at http://www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.paceretfs.com daily.

NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information on how the Fund voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.

NOTE 5 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUNDS

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting on June 22, 2020 (the “Meeting”), for the purpose of, among other things, the consideration of, and voting on, the proposed approval of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”), relating to the Pacer Lunt Large Cap Multi-Factor Alternator ETF (“PALC”), Pacer Lunt Mid Cap Multi-Factor Alternator ETF (“PAMC”), Pacer Lunt Large Cap Alternator ETF (“ALTL”) and the Pacer BioThreat Strategy ETF (“VIRS”), each a “Fund” and, together, the “Funds.

The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the Investment Advisory Agreement for each of the Funds, based on its review of qualitative and quantitative information provided by the Advisor as well as the Trust’s other service providers. Prior to deciding to approve the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the Investment Advisory Agreement.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Prior to approval, the Board obtained and reviewed a variety of information, including certain information regarding each Fund’s proposed expenses relative to the expenses of other comparable funds. At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement; (2) the Advisor’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (3) the Advisor’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Advisor is prepared to provide to each Fund, the advisory fee payable by each Fund to the Advisor for the Advisor’s services; (5) certain comparative information regarding the Funds’ expenses relative to the expenses of other funds; (6) a copy of the Trust’s registration statement; and (7) information regarding the ownership and management structure, financial condition and compliance program of the Advisor. Representatives from the Advisor presented additional information and participated in question and answer sessions at the Meetings to help the Board evaluate the Advisor’s services, fees and other aspects of the Investment Advisory Agreement.

In considering the approval of the Investment Advisory Agreement, the Board considered various factors that its members determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor, including where relevant the performance of the firm with respect to other, comparable funds; (ii) the fee to be paid to the Advisor by each Fund; and (iii) potential economies of scale.

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Nature, Extent and Quality of Services to be Provided by the Advisor. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement. In this regard, its members reviewed each Fund’s investment goal and proposed investment strategy, and each firm’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices.

Based on its review, the Board determined that the Advisor was capable of providing all necessary advisory services required by the Funds, as indicated by the firm’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of comparable funds managed by the firm. The Board also considered other services provided to the Funds by the Advisor, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Funds by the Advisor.

●

Costs of Advisory Services to be Provided to the Funds. In considering the advisory fees payable by the Trust to the Advisor and each Fund’s expense ratio, the Board reviewed data compiled by the Advisor comparing the expense ratios of each Fund with the expense ratios of the ETFs in each Fund’s projected peer group. The Board compared each Fund’s expense ratio to the expense ratios of ETFs in its peer group, focusing on whether each Fund was charged fees that were within the range of fees charged by those in the peer group. It also noted that the Advisor had contractually agreed to pay all operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and benefits received (or proposed or likely to be received), by the Advisor from its relationship with the Funds, taking into account assessments of the Advisor’s profitability prepared and shared by the Advisor’s management. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Advisor.

●	Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor as the assets of the Funds may grow in the future.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services rendered and expected to be rendered by the Advisor to each Fund; and (c) agreed to approve the Investment Advisory Agreement as to each Fund for a term of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

NOTE 6 – REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect its particular risks, but not to eliminate all adverse impacts of liquidity risk.

The Investment Adviser to the Trust has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the funds it advises.

On June 22, 2020, the Trustees of Pacer Funds Trust reviewed and considered a written report prepared by the program administrator of the Fund’s Liquidity Risk Management Program (the “Program”), which addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation. In considering the report, the Trustees noted that the Program Administrator has determined that several of the funds within the Pacer Funds Trust are deemed “In-Kind” in accordance with Rule 22e-4. They then confirmed with the Program Administrator that no material changes were made to the Program, and reviewed all of the material features of the Program to ensure that they understand how the Program is designed to assess and manage the risk that the funds within the Trust could not meet requests to redeem shares issued by the funds without significant dilution of remaining investors in the funds. Following this review and discussion, the Trustees determined that they believe the disclosures in the report, taken as a whole, provide the information necessary for the Trustees to effectively assess the Program and its implementation, and that they are comfortable with the report’s conclusion that the Program is reasonably designed to assess and manage the Fund’s liquidity risk, and that the Program has operated as intended during the past year.

NOTE 7 – TRUSTEES AND OFFICERS

The business of the Funds is managed under the direction of the Board of Trustees. The Board of Trustees formulates the general policies of the Funds and meets periodically to review the Funds’ performance, monitor investment activities and practices, and discuss other matters affecting the Funds. The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. There are currently four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The address of each Trustee and officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, PA 19335. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (800) 617-0004.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Interested Trustee
Joe M. Thomson Born: 1944	Trustee , Chairman, President and Principal Executive Officer	Indefinite Term; since 2014	Founder/President, Pacer Advisors, Inc. (since 2005); President and Chief Compliance Officer, Pacer Financial, Inc. (since 2004)	28	Director, First Cornerstone Bank (2000-2016)

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Independent Trustees
Deborah G. Wolk Born: 1950	Lead Independent Trustee	Indefinite Term; since 2015	Self-employed providing accounting services and computer modeling (since 1997)	28	None
Jonathan H. Newman, Sr. Born: 1962	Trustee	Indefinite Term; since 2015	CEO and Chairman, Newman Wine & Spirits (since 2007)	28	None
Dennis J. Ryan Born: 1947	Trustee	Indefinite Term; since 2017	Principal/Owner, Brendan Abstract Company, Inc. (title insurance) (since 1999)	28	None
Officers who are not Trustees:
Sean E. O’Hara Born: 1962	Treasurer and Principal Financial Officer	Indefinite Term; since 2014	Director, Index Design Group (since 2015); Director, Pacer Financial, Inc. (since 2007); Director, Pacer Advisors, Inc. (since 2007)	N/A	None
Bruce Kavanaugh Born: 1964	Secretary and Portfolio Manager	Indefinite Term; since 2016	Vice President, Pacer Advisors, Inc. (since 2005), Vice President, Pacer Financial, Inc. (since 2004)	N/A	None
Perpetua Seidenberg Gateway Corporate Center, Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Born: 1990	Chief Compliance Officer and AML Officer	Indefinite Term; since 2018	Compliance Director, Vigilant Compliance, LLC (an investment management services company) (since 2014); Auditor, PricewaterhouseCoopers (2012-2014)	N/A	None

Mr. Thomson is an “Interested Person” by reason of his relationship with the Adviser.

Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor inaccordance with the Trust’s Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board and services for a period of one year, or until his or her successor is duly elected and qualified.

The Statement of Additional Information includes additional information, including compensation, about the Funds’ Trustees.

Advisor Pacer Advisors, Inc. 500 Chesterfield Parkway Malvern, PA 19355

Index Provider

Index Design Group, LLC
500 Chesterfield Parkway
Malvern, PA 19355

Benchmark Investments, LLC
1115 Broadway, 12th Floor
New York, NY 10010

CFRA
One New York Plaza, 34th Floor
New York, NY 10004

LifeSci Index Partners, LLC
250 W 55th St, Suite 16b
New York, NY 10019

Lunt Capital Management, Inc.
215 S State St, Suite 100
Salt Lake City, UT 84111

FTSE International Limited
12th Floor, 10 Upper Bank Street
Canary Wharf, London E14 5NP

VETS Indexes, LLC
6 East 39th Street, Suite 1003
New York, NY 10016

Sub Adviser Vident Investment Advisory, LLC 1125 Sanctuary Parkway, Suite 515 Alpharetta, GA 30009 CSOP Asset Management Limited 2801-2803, Two Exchange Square, 8 Connaught Place Central, Hong Kong
Distributor Pacer Financial, Inc. 500 Chesterfield Parkway Malvern, PA 19355
Custodian U.S. Bank National Association Custody Operations 1555 North Rivercenter Drive Milwaukee, WI 53212
Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Independent Registered Public Accounting Firm Sanville & Company 1514 Old York Rd. Abington, PA 19001
Legal Counsel Practus, LLP 137 Airdale Road Bryn Mawr, PA 19010

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

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Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacer Funds Trust

By (Signature and Title)	/s/ Joe Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date	1-6-2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joe Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date	1-6-2021

By (Signature and Title)	/s/ Sean O’Hara
Sean E. O’Hara, Treasurer (Principal Financial Officer)

Date	1-6-2021

* Print the name and title of each signing officer under his or her signature.

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